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                                                      '33 Act File No. 333-83010
                                                       '40 Act File No. 811-8301
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

           REGISTRATION UNDER THE SECURITIES ACT OF 1933        |_|

                    PRE-EFFECTIVE AMENDMENT NO. ___             |_|


                    POST-EFFECTIVE AMENDMENT NO. 6              |X|


                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940                                  |_|


                    AMENDMENT NO. 6                             |X|

                        (Check appropriate box or boxes.)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                           (Exact Name of Registrant)
                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

                            PATRICIA R. HATLER, ESQ.
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                            COLUMBUS, OHIO 43215-2220
                     (Name and Address of Agent for Service)


           Approximate Date of Proposed Public Offering: MAY 1, 2005


  It is proposed that this filing will become effective (check appropriate box)


|_| Immediately upon filing pursuant to paragraph (b)
|X| On MAY 1, 2005 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                                    Issued By
                        NATIONWIDE LIFE INSURANCE COMPANY
                                     Through
                        NATIONWIDE VLI SEPARATE ACCOUNT-4
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                   The Date Of This Prospectus Is May 1, 2005

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                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.
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Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase the variable life insurance policy it describes. Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.
--------------------------------------------------------------------------------
Please read this entire prospectus and consult with a trusted financial adviser. If you have policy specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

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                       TELEPHONE: 1-800-547-7548
                             TDD: 1-800-238-3035


                        INTERNET: www.nationwidefinancial.com


                        U.S.MAIL: Nationwide Life
                                  Insurance Company One
                                  Nationwide Plaza,
                                  RR1-04-D4 Columbus, OH 43215-2220
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PLEASE UNDERSTAND THAT THE POLICY TERMS WILL GOVERN THE WAY THE POLICY WORKS AND
ALL RIGHTS AND OBLIGATIONS.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE
SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
     -------------------------------------------------------------------
     THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN
     EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL
     GOVERNMENT AGENCY.
     -------------------------------------------------------------------
     -------------------------------------------------------------------
     THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
     -------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.
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The purpose of this policy is to provide life insurance protection for the beneficiary you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTERESTS. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

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                                TABLE OF CONTENTS
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TABLE OF CONTENTS...................................I

IN SUMMARY: POLICY BENEFITS.........................1

IN SUMMARY: POLICY RISKS............................3

IN SUMMARY: VARIABLE UNIVERSAL LIFE
INSURANCE AND THE POLICY............................4

IN SUMMARY: FEE TABLES..............................6

AVAILABLE SUB-ACCOUNTS.............................12

THE POLICY.........................................25

   Policy Owner....................................25

   The Beneficiaries...............................25

   To Purchase.....................................26

   Coverage........................................26

   Supplemental Coverage...........................26

   Coverage Effective Dates........................26

   Temporary Insurance Coverage....................26

   To Cancel (Examination Right)...................26

   To Change Coverage..............................27

   Sub-Account Portfolio Transfers.................28

   Fixed Account Transfers.........................29

   Modes To Make A Transfer........................29

   Conversion Right................................31

   To Terminate Or Surrender.......................31

   To Assign.......................................31

   Proceeds Upon Maturity..........................31

   Reminders, Reports And Illustrations............32

   Errors Or Misstatements.........................33

   Incontestability................................33

   If We Modify The Policy.........................33

RIDERS.............................................33

   Adjusted Sales Load Life Insurance Rider........33

   Estate Protection Rider.........................34

   Policy Split Option Rider.......................34

PREMIUM............................................35

   Initial Premium.................................35

   Subsequent Premiums.............................35

CHARGES............................................36

   Sales Load......................................36

   Premium Taxes...................................37

   Surrender Charges...............................37

   Partial Surrender Fee...........................38

   Short-Term Trading Fees.........................38
   -----------------------

   Cost Of Insurance...............................39

   Mortality And Expense Risk......................40

   Per $1,000 Of Specified Amount..................40

   Administrative..................................40

   Policy Loan Interest............................40

   Adjusted Sales Load Life Insurance Rider........40

   Estate Protection Rider.........................41

   Policy Split Option Rider.......................41

   A Note On Charges...............................42

TO ALLOCATE NET PREMIUM AND SUB-ACCOUNT
VALUATION..........................................43

   Variable Investment Options.....................44

   The Fixed Investment Option.....................44

   Allocation Of Net Premium And

   Cash Value......................................45

   When Sub-Account Accumulation Units Are Valued..45

   How Investment Experience Is Determined.........45

   Cash Value......................................46

   Dollar Cost Averaging...........................47

   Asset Rebalancing...............................48

THE DEATH BENEFIT..................................48
-----------------

   Calculation Of The Death Benefit Proceeds.......48

   Death Benefit Options...........................49

   The Minimum Required Death Benefit..............49

   Changes In The Death Benefit Option.............50

   Suicide.........................................50

SURRENDERS.........................................51

   Full Surrender..................................51

   Partial Surrender...............................51

   Reduction Of Specified Amount On A Partial
   Surrender.......................................51

THE PAYOUT OPTIONS.................................52

   Interest Income.................................52

   Income For A Fixed Period.......................52

   Life Income With Payments Guaranteed............53

   Fixed Income For Varying Periods................53

   Joint And Survivor Life.........................53

   Alternate Life Income...........................53

POLICY LOANS.......................................53

   Loan Amount And Interest........................54

   Collateral And Interest.........................54

   Repayment.......................................54
   ---------

   Net Effect Of Policy Loans......................54

LAPSE..............................................54

   Guaranteed Policy Continuation Provision........55

   Grace Period....................................55

   Reinstatement...................................55

TAXES..............................................56

   Types Of Taxes Of Which To Be Aware.............56

   Buying The Policy...............................57

   Investment Gain In The Policy...................58

   Periodic Withdrawals, Non-Periodic
   Withdrawals And Loans...........................59

   Terminal Illness................................60

   Surrender Of The Policy.........................60

   Withholding.....................................60

   Exchanging The Policy For Another Life
   Insurance Policy................................61

   Special Note Regarding The Policy Split
   Option Rider....................................61

   Taxation Of Death Benefits......................61

   Taxes And The Value Of Your Policy..............62

   Tax Changes.....................................62

NATIONWIDE LIFE INSURANCE COMPANY..................63

NATIONWIDE VLI SEPARATE ACCOUNT-4..................63

   Organization, Registration And Operation........63

   Addition, Deletion, Or Substitution Of Mutual
   Funds...........................................64

   Voting Rights...................................64

LEGAL PROCEEDINGS..................................65

   Nationwide Life Insurance Company...............65

   Nationwide Investment Services
   Corporation.....................................68

FINANCIAL STATEMENTS...............................68

APPENDIX A: DEFINITIONS...........................A-1

                           IN SUMMARY: POLICY BENEFITS


     Appendix A defines certain words and phrases we use in this prospectus.



DEATH BENEFIT

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when both Insureds die.

YOUR CHOICE OF DEATH

|X| Option One is THE GREATER OF the BENEFIT OPTIONS Specified Amount OR the minimum required Death Benefit under federal tax law.

|X| Option Two is THE GREATER OF the Specified Amount plus the Cash Value OR the minimum required Death Benefit under federal tax law.

|X| Option Three is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the minimum required Death Benefit under federal tax law.

For more information, see "The Death Benefit," beginning on page 48.

YOUR OR YOUR BENEFICIARY'S CHOICE
OF POLICY PROCEEDS

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time. For more information, see "The Payout Options," beginning on page 52.

COVERAGE FLEXIBILITY

Subject to conditions, you may choose to:

|X|  Change the Death Benefit option;

|X|  Increase or decrease the Specified Amount;

|X|  Change your beneficiaries; and

|X|  Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 50; "To Change Coverage," beginning on page 27; "The Beneficiaries," beginning on page 25; and "To Assign," beginning on page 31.


CONTINUATION OF COVERAGE
IS GUARANTEED

Your policy will remain In Force so long as you pay the Policy Continuation Premium Amount. For more information, see "Guaranteed Policy Continuation Provision," beginning on page 55.

ACCESS TO CASH VALUE

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

|X| Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios and 100% of the fixed account, less any surrender charges. The minimum amount is $200. For more information, see "Policy Loans," beginning on page 53.

|X| Take a partial surrender of no less than $200. For more information, see "Partial Surrender," beginning on page 51.

|X| Surrender the policy at any time while either Insured is alive. The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans and surrender charges. You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit. For more information, see "Full Surrender," beginning on page 51 and "The Payout Options," beginning on page 52.


PREMIUM FLEXIBILITY

While we would like you to select a premium payment plan, you will not be required to make your Premium payments accordingly. Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment. For more information, see "Premium," beginning on page 35.

INVESTMENT OPTIONS

You may choose to allocate your Premiums after charges to the fixed or variable investment options in any proportion:

|X| The fixed investment option will earn interest daily at an annual effective rateof at least 3%.

|X| The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VLI Separate Account-4 into an equal number of Sub-Account portfolios, identified in the "Available
     Sub-Accounts" section to account for your allocations. Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

For more information, see "To Allocate Net Premium And Sub-Account Valuation," beginning on page 43 and "Available Sub-Accounts," beginning on page 12.

TRANSFERS BETWEEN AND
AMONG INVESTMENT OPTIONS

You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Account portfolios of the variable investment option within limits. We have implemented procedures intended to reduce the potentially detrimental impact that frequent transfers have on Sub-Account Investment Experience. For more information, see "Sub-Account Portfolio Transfers," beginning on page 28. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to tryto reduce the investment risks of market fluctuations. For more information, see "Dollar Cost Averaging," beginning on page 47.

TAXES

Unless you make a withdrawal, generally you will not be taxed on any earnings. This is known as tax deferral. For more information, see "The Minimum Required Death Benefit," beginning on page 49. Also, your beneficiary generally will not have to include the Proceeds as taxable income. For more information, see "Taxes," beginning on page 56. Unlike other variable insurance products offered by Nationwide, these Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the death of the Insured.

ASSIGNMENT

You may assign the policy as collateral for a loan or another obligation while an Insured is alive. For more information, see "To Assign," beginning on page 31.

EXAMINATION RIGHT

For a limited time, you may cancel the policy, and you will receive a refund. For more information, see "To Cancel (Examination Right)," beginning on page 26.

RIDERS

You may purchase any of the available Riders to suit your needs. Availability will vary by state, and there may be an additional charge.

|X|  Adjusted Sales Load Life Insurance Rider

|X|  Estate Protection Rider

|X|  Policy Split Option Rider

For more information, see "Riders," beginning on page 33.

                            IN SUMMARY: POLICY RISKS

IMPROPER USE

Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial surrender charges will apply in the first several years from the Policy Date.

UNFAVORABLE INVESTMENT EXPERIENCE

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient, let alone a positive, return, especially after the deductions for policy and Sub-Account portfolio charges. Besides Premium payments, Investment Experience will impact the Cash Value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage, sooner than might have been foreseen, and, potentially, even terminate without value.

EFFECT OF PARTIAL SURRENDERS AND POLICY LOANS ON INVESTMENT RETURNS

Partial surrenders or policy loans may accelerate a Lapse because the amount of either or both will no longer be available to generate any investment return. A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios. As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan in a policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options. Thus, the remainder of your policy's Cash Value is all that would be available to generate enough of an investment return to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the policy loan or make another Premium payment. There will always be a Grace Period, and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

A partial surrender could, and a policy loan would, decrease the policy's Death Benefit, depending on how the Death Benefit relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 59. For example, distributions from the policy may be taxed differently. Special rules will apply for a policy that is considered a "modified endowment contract," including that a 10% penalty tax may be imposed on distributions, including any policy loan. In addition, there are federal estate and gift taxes, and state and local taxes, with which you should be aware. You should consult a qualified tax advisor on all tax matters involving your policy.

FIXED ACCOUNT TRANSFER
RESTRICTIONS AND LIMITATIONS

We will not honor a request to transfer Cash Value to or from the fixed account until after the first year. Then, we will only honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

SUB-ACCOUNT PORTFOLIO LIMITATIONS

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with a Sub-Accounts' ability to pursue its stated investment objective. This disruption to the Sub-Account may result in lower Investment Experience and Cash Value. We have instituted procedures to minimize disruptive transfers, including, but not limited to, transfer restrictions and short-term trading fees. For more information, see "Sub-Account Portfolio Transfers," beginning on page 28, "Modes To Make A Transfer," beginning on page 29, and "Short-Term Trading Fees," beginning on page 38. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.


SUB-ACCOUNT PORTFOLIO INVESTMENT RISK

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus. You should read the mutual fund's prospectus carefully before investing.



          IN SUMMARY: VARIABLE UNIVERSAL LIFE INSURANCE AND THE POLICY

VARIABLE UNIVERSAL LIFE INSURANCE, IN GENERAL, MAY BE IMPORTANT TO YOU IN TWO WAYS.

|X|  It will provide economic protection to a beneficiary.

|X|  It may build Cash Value.

          Why would you want to purchase this type of life insurance? How will you allocate the Net Premium among the variable investment options and the fixed investment options? Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

IT IS SIMILAR, BUT ALSO DIFFERENT, TO SURVIVORSHIP UNIVERSAL LIFE INSURANCE.

|X|  You will pay Premiums for life insurance coverage on both Insureds.

|X| The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while either Insured is alive.

|X| The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different than survivorship universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen (and the fixed account). Also, that its Cash Value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

FROM THE TIME WE ISSUE THE POLICY THROUGH THE INSUREDS' DEATHS, HERE IS A BASIC OVERVIEW. (BUT PLEASE READ THE REMAINDER OF THIS PROSPECTUS FOR THE DETAILS.)

|X|  At issue, the policy will require a minimum initial Premium payment.

          Among other considerations, this amount will be based on: the Insureds' ages; the underwriting classes; any substandard ratings; the Specified Amount; the amount of any supplemental coverage; the Death Benefit option; and the choice of any Riders.

|X| At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

|X| You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.


|X| From the policy's Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.

|X|  You may be able to vary the timing and amount of Premium payments.

          So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

|X| After the first year from the Policy Date, you may request to increase or decrease the policy's Specified Amount.

          This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy's tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

|X| The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

          As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

|X| Prior to the Insureds' deaths, you may withdraw all, or a portion (after the first year from the Policy Date), of the policy's Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

          Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy Lapsing. There also could be adverse tax consequences.

                             IN SUMMARY: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FOR MORE INFORMATION, SEE "CHARGES," BEGINNING ON PAGE 36.


===================================================================================================================================
                                                         TRANSACTION FEES
===================================================================================================================================
=========================================== ============================= =========================================================
                  Charge                      When Charge Is Deducted                         Amount Deducted
------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
              SALES LOAD(1)                    Upon Making A Premium           Maximum Guaranteed               Currently
                                                    Payment
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
                                                                                      $40                          $40
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
                                                                                       Per $1,000 Of Premium Payment
------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ---------------------------------------------------------
              PREMIUM TAXES                    Upon Making A Premium                 $35 Per $1,000 Of Premium Payment
                                                    Payment
------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ---------------------------------------------------------

                                              Upon transfer of
                                              sub-account value out of a         1% of the amount transferred from the sub-account
        SHORT-TERM TRADING FEE(2)             sub-account within 60 days           within 60 days of allocation to that sub-account
                                              after allocation to that
                                                 sub-account

------------------------------------------- ----------------------------- ---------------------------------------------------------
------------------------------------------- ----------------------------- ------------------------------ --------------------------

     SURRENDER CHARGES (3), (4), (5)                                               Maximum (6)                  Minimum (7)
 Representative - For A Male and Female,                                       ------------------------------ ----------------------
  Both Age 55 And Non-tobacco Preferred           Upon Full Surrender                   $100,991.02                   $4,614.80
With A Specified Amount Of $1,000,000 And                                      ------------------------------ ----------------------
         Death Benefit Option One                                              -----------------------------------------------------
                                                                                                  Representative (8)
                                                                                                      $11,042.25
                                                                               -----------------------------------------------------
                                                                                  Proportionately From The Policy's Cash Value
------------------------------------------------------------------------------------------------------------------------------------
          ILLUSTRATION CHARGE(9)                 Upon Requesting An            Maximum Guaranteed               Currently
                                                   Illustration
                                                                               ------------------------- ---------------------------
                                                                                      $25                           0
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
          PARTIAL SURRENDER FEE(10)                      Upon A                Maximum Guaranteed(11)             Currently
                                                   Partial Surrender
------------------------------------------- ----------------------------- ----------------------------- ---------------------------
                                                                                      $25                           0
                                                                          ----------------------------- ---------------------------
                                                                                From The Policy's Available Cash Value (12)

-----------------------------------------------------------------------------------------------------------------------------------

  (1) We deduct one charge composed of the sales load and premium taxes. On the Policy Data Page, we call the combined charge a Premium Load. From the sixteenth year from the Policy Date, the current charge is $20 per $1,000 and the guaranteed charge is $25 per $1,000 of Premium Payment.


  (2) Short-term trading fees are only assessed in connection with Sub-Accounts that correspond to an underlying mutual fund that assesses a short-term trading fee. See "Total Annual Sub-Account Portfolio Operating Expenses" for a list of mutual funds that assess a short-term trading fee. For more information about transactions subject to short-term trading fees, see "Short-Term Trading Fees" beginning on page 38.

  (3) This charge is comprised of two components. There is an underwriting component, which is based on the Insureds' ages when the policy was issued. There is also a sales expense component, which is based on and varies by the Insureds' sexes, ages (when the policy was issued) and underwriting classes. The amount of the charge we would deduct begins to decrease each year after the second from the Policy Date. For example, by the fourteenth year, the amount is 5% of the surrender charge, and, thereafter, there is no charge for a full surrender. A surrender charge will apply if you surrender or lapse the policy, or if you request to decrease the Specified Amount. We will calculate a separate surrender charge based on the Specified Amount, and each increase in the Specified Amount, which, when added together, will amount to your surrender charge. For more information, see "Surrender Charges," beginning on page 37.

  (4) To be able to present dollar amounts of this charge here, we assume a full surrender occurring in the first year from the Policy Date.

  (5) Ask for an illustration, or see the Policy Data Page for more information on your cost.

  (6) The amount is based on two insureds, one of whom is age 80 and highly rated (Table Q at least). The other is a male rated Table D, who uses tobacco (representing our greatest underwriting risk). We assume a policy with a Specified Amount of $1,000,000 and Death Benefit Option One. The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

  (7) The amount is based on two females, both of whom are age 21 and do not use tobacco. We assume a policy with a Specified Amount of $1,000,000 and Death Benefit Option One. The stated surrender charge is for a surrender occurring in the first year from the Policy Date.

  (8)  This amount may not be representative of your cost.

  (9) If we begin to charge for illustrations, you will be expected to pay the charge in cash directly to us at the time of your request. This charge will not be deducted from the policy's Cash Value.

  (10) You may request a partial surrender after the first year from the Policy Date.

  (11) The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender.

  (12) Besides this charge, the Cash Value available for a partial surrender is subject to any outstanding policy loans.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES.


==================================================================================================================================
                              PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
==================================================================================================================================
===================================== ============================= ==============================================================
               Charge                   When Charge Is Deducted                            Amount Deducted
                                                                                          From Cash Values
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- ------------------- ---------------------

    COST OF INSURANCE (13), (14)                Monthly                   Minimum              Maximum        Representative (15)

    Representative - For Male And                                    -------------------- ------------------- ---------------------
      Female, Both Age 55 And                                              $0.00001             $83.33               $0.0008
   Non-tobacco, With A Specified                                     -------------------- ------------------- ---------------------
   Amount Of $1,000,000 And Death                                    --------------------------------------------------------------
         Benefit Option One                                          Per $1,000 Of Net Amount At Risk - Proportionately From Your
                                                                             Chosen Variable And Fixed Investment Options
 ------------------------------------- ----------------------------- --------------------------------------------------------------
     MORTALITY AND EXPENSE RISK                 Monthly                          $0.80 Per $1,000 Of Cash Value (16)
                                                                     --------------------------------------------------------------
                                                                             Proportionately From Your Chosen Variable
                                                                                       Investment Options
------------------------------------- ----------------------------- -------------------- ------------------- ---------------------
   PER $1,000 OF SPECIFIED
        AMOUNT (17), (18)                       Monthly                   Minimum             Maximum        Representative (19)
 ------------------------------------ ----------------------------- -------------------- ------------------- ---------------------
                                                                           $0.06               $0.40                $0.23
                                                                    --------------------------------------------------------------
                                                                                   Per $1,000 Of Specified Amount
------------------------------------- ----------------------------- ------------------------------- ------------------------------
           ADMINISTRATIVE                       Monthly                   Maximum Guaranteed                  Currently
                                                                    ------------------------------- ------------------------------
                                                                                $7.50                            $5
                                                                    ------------------------------- ------------------------------
                                                                         Proportionately From Your Chosen Variable And Fixed
                                                                                         Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
            POLICY LOAN                         Annually                  Maximum Guaranteed                  Currently
            INTEREST(20)
                                                                    ------------------------------- ------------------------------
                                                                                 $45                             $45
                                                                    --------------------------------------------------------------
                                                                              Per $1,000 On An Outstanding Policy Loan
------------------------------------- ----------------------------- --------------------------------------------------------------


---------------------------------------

 (13) This charge varies by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; the year from the Policy Date and the Specified Amount.

 (14) Ask for an illustration, or see the Policy Data Page for more information on your cost.

 (15) This amount may not be representative of your cost.

 (16) During the first through fifteenth years from the Policy Date, this charge is $0.80 per $1,000 of Cash Value in the variable investment options, and, thereafter, $0.30 per $1,000 of Cash Value in the variable investment options.

 (17) We deduct this charge during the first through third years from the Policy Date. This charge varies by the Insureds' ages, the year from the Policy Date and the Specified Amount. This charge does not apply to that portion of your Specified Amount that constitutes supplemental insurance coverage. For more information, see "Supplemental Coverage," beginning on page 26.

 (18) Ask for an illustration, or see the Policy Data Page for more information on your cost.

 (19) This amount may not be representative of your cost.

 (20) We charge interest on the amount of an outstanding policy loan, at the rate of 4.5% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date. If left unpaid, we will add it to the loan amount. As collateral or security for repayment, we transfer an equal amount of Cash Value to the loan account, on which interest accrues and is credited daily. The minimum guaranteed interest crediting rate is 3.0% per annum, and the current interest crediting rate is 3.0% per annum. (During the first year from the Policy Date, no policy loans may be taken.) The effect is a net cost of no more than 1.50% per annum. For more information, see "Policy Loans," beginning on page 53.


==================================================================================================================================
                         PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES FOR RIDERS
==================================================================================================================================
===================================== ============================= ==============================================================

        Optional Charge (21)            When Optional Charge Is                           Amount Deducted
                                                Deducted                                   From Cash Value
------------------------------------- ----------------------------- --------------------------------------------------------------
 ADJUSTED SALES LOAD LIFE
    INSURANCE RIDER                            Monthly                                         $0.13

                                                                    --------------------------------------------------------------
                                                                           Per $1,000 Of Premium And 1% Of Premium Load -
                                                                         Proportionately From Your Chosen Variable And Fixed
                                                                                         Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
    ESTATE PROTECTION RIDER (22)                Monthly                   Minimum              Maximum          Representative
                                                                    -------------------- -------------------- --------------------
                                                                         $0.00001              $83.33               $0.0008
                                                                    -------------------- -------------------- --------------------
                                                                    --------------------------------------------------------------
                                                                         Per $1,000 Of Additional Death Benefit Protection -
                                                                         Proportionately From Your Chosen Variable And Fixed
                                                                                         Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------
------------------------------------- ----------------------------- -------------------- -------------------- --------------------
        POLICY SPLIT OPTION                     Monthly                   Minimum              Maximum          Representative
             RIDER (23)
                                                                    -------------------- -------------------- --------------------
                                                                           $0.01                $0.03                $0.02
                                                                    --------------------------------------------------------------
                                                                     Per $1,000 Of Specified Amount - Proportionately From Your
                                                                            Chosen Variable And Fixed Investment Options
------------------------------------- ----------------------------- --------------------------------------------------------------


  ---------------------------------------

 (21) You may elect one or all Riders available under this policy. Rider charges are taken from the policy's Cash Value at the beginning of the month starting with the Policy Date and we will not pro rate the monthly fee should the Rider terminate before the beginning of the next month. The continuation of a Rider is contingent on the policy being In Force. The amounts presented here may not be representative of your cost. Ask for an illustration, or see the Policy Data Page, for more information on your cost.

 (22) This charge varies (by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; the year from the Policy Date and the Specified Amount) because we calculate it using the cost of insurance rate.

 (23) This charge varies by the Insureds' ages.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE SUB-ACCOUNT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE TABLE DOES NOT REFLECT SHORT-TERM TRADING FEES. MORE DETAIL CONCERNING EACH SUB-ACCOUNT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE MUTUAL FUND THAT CORRESPONDS TO THE SUB-ACCOUNT PORTFOLIO. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE COVER PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.



==================================================================================================================================

TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
==================================================================================================================================
                 TOTAL ANNUAL SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES                         MAXIMUM              MINIMUM
---------------------------------------------------------------------------------------- --------------------- -------------------
     (expenses that are deducted from the Sub-Account portfolio assets, including               2.75%                0.26%
            management fees, distribution (12b-1) fees, and other expenses)

---------------------------------------------------------------------------------------- --------------------- -------------------

THE FOLLOWING UNDERLYING MUTUAL FUNDS ASSESS A SHORT-TERM TRADING FEE IN CONNECTION WITH TRANSFERS FROM A SUB-ACCOUNT THAT OCCUR WITHIN 60 DAYS AFTER THE DATE OF ALLOCATION TO THAT SUB-ACCOUNT (SEE "SHORT-TERM TRADING FEES"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
o Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
o    Fidelity Variable Insurance Products Fund IV - VIP Natural Resources
     Portfolio: Service Class 2
o Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
o Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
o    Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund:
     Class III
o    Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund:
     Class III
o    Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund:
     Class III
o    Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences
     Fund: Class III
o Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class III
o    Neuberger Berman Advisers Management Trust - AMT International Portfolio:
     Class S
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 3

THE FOLLOWING SECTION LISTS THE AVAILABLE SUB-ACCOUNTS AND IDENTIFIES THEIR INVESTMENT TYPES AND ADVISERS.

------------------------------------------------------------------------------------------------------------------------------------
                                                       AVAILABLE SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
We identify Sub-Accounts by the name of the underlying mutual funds. The Sub-Accounts available through this policy, their advisers, and their investment objectives are:

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS A
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL/MID CAP VALUE PORTFOLIO:
CLASS A (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value
Portfolio: Class A)
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS III
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP MID CAP VALUE FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: INITIAL SHARES
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: PRIMARY SHARES
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: PRIMARY
SHARES This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------




FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP HIGH INCOME PORTFOLIO: SERVICE
CLASS This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS This sub-account is only available in policies issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------



FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2010 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2020 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2030 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - VIP NATURAL RESOURCES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Asset Management, Ltd.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN
SECURITIES FUND: CLASS 1 This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GLOBAL INCOME SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income, with preservation of capital
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES
FUND: CLASS I This sub-account is only available in policies issued before May
1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS I
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND
COMMUNICATIONS FUND: CLASS I This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).




GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS I
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GROWTH FUND: CLASS I This
sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INTERNATIONAL GROWTH FUND:
CLASS I This sub-account is only available in policies issued before May 1,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries..
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- --------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, policy owners who select these Sub-Accounts will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) LEADERS FUND:
CLASS I This sub-account is only available in policies issued before May 1,
2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a concentrated portfolio of U.S. securities.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS
I This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - J.P. MORGAN GVIT BALANCED FUND: CLASS I
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return from a diversified portfolio of equity and fixed income securities.
------------------------------------------------ -----------------------------------------------------------------------------------



GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS I (formerly, Gartmore
Variable Insurance Trust - Comstock GVIT Value Fund: Class I)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES (formerly, Janus Aspen Series - Capital Appreciation
Portfolio: Service Shares)
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT GUARDIAN PORTFOLIO This
sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT INTERNATIONAL PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in common stocks of foreign companies.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" later in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS
I This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT PARTNERS PORTFOLIO This
sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT REGENCY PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER AGGRESSIVE GROWTH FUND/VA:
NON-SERVICE SHARES This sub-account is only available in policies issued before
May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA:NON-SERVICE SHARES
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" later in this prospectus).




OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB This
sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
This sub-account is only available in policies issued before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO:
CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS
II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE LIMITED TERM BOND PORTFOLIO:
CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS I
This sub-account is only available in policies issued before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO: CLASS I
This sub-account is only available in policies issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth
------------------------------------------------ -----------------------------------------------------------------------------------



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND: INITIAL CLASS
This sub-account is only available in policies issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
------------------------------------------------ -----------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND: INITIAL CLASS
This sub-account is only available in policies issued before May 1, 2002.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Eck Associates Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation by investing primarily in hard asset securities.
                                                 Income is a secondary consideration.
------------------------------------------------ -----------------------------------------------------------------------------------

WELLS FARGO VARIABLE TRUST FUNDS - WELLS FARGO ADVANTAGE OPPORTUNITY FUND VT
(formerly, Strong Opportunity Fund II, Inc.: Investor Class) This sub-account is only available in policies issued before May 1, 2003.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

The Sub-Account portfolios listed above are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. We have entered into agency agreements with certain broker-dealer firms to distribute the policy. Some of those firms have an affiliate that acts as an investment adviser or a subadviser to one or more of the underlying funds that are offered under the policy. You have voting rights with respect to the Sub-Accounts. For more information, see "Voting Rights" beginning on page 64.


PLEASE REFER TO THE PROSPECTUS FOR EACH SUB-ACCOUNT PORTFOLIO FOR MORE DETAILED INFORMATION.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------

The policy is a legal contract between you and us. Any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy. You may exercise all policy rights and options while either Insured is alive. You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for two insureds between the ages of 21-85 (although these ages may vary in your state). It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy. The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application. We will consider the statements you make in the application as representations. We will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.
--------------------------------------------------------------------------------

POLICY OWNER

The policy belongs to the owner named in the application. The Insureds, jointly, are the owner, unless a different owner is named in the application, or thereafter changed. After the death of the first Insured, the last surviving Insured is the owner, unless otherwise provided. You may also name a contingent policy owner. A contingent owner will become the owner if the owner dies before any Proceeds become payable. Otherwise, ownership will pass to the owner's estate, if the owner is not the last surviving Insured. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment). You may name different owners or contingent owners (so long as the last surviving Insured is alive) by submitting your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. There may be adverse tax consequences. For more information, see "Taxes," beginning on page 56.
--------------------------------------------------------------------------------

THE BENEFICIARIES

The principal right of a beneficiary is to receive Proceeds constituting the Death Benefit upon the last surviving Insured's death. So long as the last surviving Insured is alive, you may: name more than one beneficiary; designate primary and contingent beneficiaries; change or add beneficiaries; and provide for another distribution than the following.

If a primary beneficiary dies before the last surviving Insured, we will pay the Death Benefit to the remaining primary beneficiaries. We will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the last surviving Insured, and before any Proceeds become payable. You may name more than one contingent beneficiary. We will also pay multiple contingent beneficiaries in equal shares. To change or add beneficiaries, you must submit your written request to us at our Home Office, which will become effective when signed, rather than the date on which we received it. The change will not affect any payment we made, or action we took, before we recorded the change.

TO PURCHASE

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law. Also, we reserve the right to modify our underwriting standards at any time.

The minimum initial Specified Amount is $100,000.
-------------------------------- -----------------------------------------------

COVERAGE

We will issue the policy only if the underwriting process has been completed, we have approved the application and both of the proposed Insureds are alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after you have paid the minimum initial Premium. We begin to deduct monthly charges from your policy Cash Value on the Policy Date.
-------------------------------- -----------------------------------------------

SUPPLEMENTAL COVERAGE

Supplemental insurance coverage is also available. Supplemental insurance coverage is effectively term life insurance on the Insureds. It cannot exceed 90% of the total Specified Amount. There are no surrender charges, and there is no monthly charge per $1,000 of Specified Amount on the portion of Specified Amount that constitutes supplemental insurance coverage.
----------------------------------------------- --------------------------------

COVERAGE EFFECTIVE DATES

Full insurance coverage, and any supplemental insurance, will begin and be In Force on the Policy Date shown on the Policy Data Page. It will end upon the last surviving Insured's death, once we begin to pay the Proceeds, or when the policy matures. It could end if the policy were to Lapse.
-------------------------------- -----------------------------------------------

TEMPORARY INSURANCE COVERAGE


Temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect. During this time, temporary insurance coverage, equal to the Specified Amount up to $1,000,000, may be available for no charge before full insurance coverage takes effect. You must submit a temporary insurance agreement and make an initial Premium payment. The amount of the initial Premium will depend on the initial Specified Amount, and your choice of Death Benefit option and any Riders, for purposes of the policy. During this time, we will deposit your initial Premium payment into an interest bearing checking account. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. Before then, temporary insurance coverage will terminate on the date full insurance coverage takes effect, or five days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted). If we issue the policy, what we do with the Net Premium depends on the right to examine law of the state in which you live.
--------------------------------------------------------------------------------

TO CANCEL (EXAMINATION RIGHT)

You may cancel your policy during the free look period. The free look period expires ten days after you receive the policy or longer if required by state law.

If you decide to cancel during the free look period, return the policy to the sales representative who sold it to you, or to us at our Home Office, along with your written cancellation request. Within seven days, we will refund the amount prescribed by the law of the state in which we issued the policy. We will treat the policy as if we never issued it. Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live. For more information, see "To Allocate Net Premium And Sub-Account Valuation," beginning on page 43.

TO CHANGE COVERAGE

After the first year from the Policy Date, you may request to change the Specified Amount; however, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Changes to the Specified Amount will alter the Death Benefit. For more information, see "Changes In The Death Benefit Option," beginning on page 50.

You may request to increase the Specified Amount, by at least $10,000, which will increase the Net Amount At Risk. Because the cost of insurance charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will also cause the policy's cost of insurance charge to increase. As a result, there will be a corresponding increase in the periodic charges we deduct from the policy's Cash Value. Also, an increase in the Specified Amount may cause an increase to the amount of your subsequent Premium payments and the likelihood that the policy is at risk of lapsing sooner. For more information, see "Lapse," beginning on page 54.

You may request to decrease the Specified Amount. We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent. Then we will decrease the initial Specified Amount. We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount. For more information, see "To Purchase," beginning on page 26. Also, we will deny a request that would disqualify the policy as a contract for life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 49.

To change the Specified Amount, you must submit your written request to us at our Home Office. For increases, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insureds must be within the required issue ages of 21 and 85. If you have supplemental insurance coverage, we will make the change proportionately. Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request. We reserve the right to limit the number of changes to one each year.

-------------------------------- -----------------------------------------------

SUB-ACCOUNT PORTFOLIO TRANSFERS

We will determine the amount you have available for transfers among the Sub-Account portfolios in Accumulation Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests. The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time). An Accumulation Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Accumulation Unit value will reflect the deduction for any transaction fees and periodic charges. For more information, see "In Summary: Fee Tables," beginning on page 6, and "How Investment Experience Is Determined," beginning on page 45.


Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:

o    the dilution of the value of the investors' interests in the mutual fund;

o mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees. Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event. A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted. In general, we will adhere to the following guidelines:


----------------------------------- ------------------------------------------------
Trading Behavior                    Nationwide's Response
----------------------------------- ------------------------------------------------
6 or more transfer events in one    Nationwide will mail a letter to the policy
calendar quarter                    owner notifying them that:
                                    (1)      they have been identified as engaging
                                             in harmful trading practices; and
                                    (2)      if their transfer events exceed 11 in
                                             2 consecutive calendar quarters or 20
                                             in one calendar year, the policy
                                             owner will be limited to submitting
                                             transfer requests via U.S. mail.
----------------------------------- ------------------------------------------------
----------------------------------- ------------------------------------------------
More than 11 transfer events in 2   Nationwide will automatically limit the policy
consecutive calendar quarters       owner to submitting transfer requests via U.S.
OR                                  mail.
More than 20 transfer events in
one calendar year
----------------------------------- ------------------------------------------------


Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts. Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners. These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, your subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-Account within 60 days of the date of allocation to the Sub-Account. The separate account will collect the short-term trading fees at the time of the transfer by reducing the amount transferred. We will remit all such fees to the underlying mutual fund.

-------------------------------- -----------------------------------------------

FIXED ACCOUNT TRANSFERS

Prior to the policy's Maturity Date, you may also make transfers involving the fixed account. These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not request a transfer involving the fixed account before the end of the first year from the Policy Date. Also, you may not make more than one transfer every 12 months.

On transfers to the fixed account, you may transfer 100% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period. However, we reserve the right to refuse any transfer to the fixed account if the fixed account's Cash Value comprises more than 25% of the policy's Cash Value.

On transfers from the fixed account, we reserve the right to limit the amount of the policy's cash value that you may transfer from the fixed account in a given policy year. The amount that may be transferred will be determined as of the end of each interest rate guarantee period. An interest rate guarantee period is the time that a stated interest rate is guaranteed to remain in effect. The period begins at the time of the transfer and ends on the last day of the calendar quarter. Each successive period is three months. Any transfers you make from the fixed account must be within 30 days of the end of a period.
--------------------------------------------------------------------------------

MODES TO MAKE A TRANSFER

To make a transfer, send your written request to us at our Home Office via first class U.S. mail. Upon receipt, we will process a transfer request at the end of the current Valuation Period. We may also permit you to use other modes of communication, subject to limitations.

OUR CONTACT INFORMATION IS ON THE COVER PAGE OF THIS PROSPECTUS

We will employ reasonable procedures to confirm that instructions are genuine, including:

o    requiring forms of personal identification before acting upon instructions;

o    providing you with written confirmation of completed transactions; and/or

o    tape recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions. Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider's, your representative's, or ours, can experience slowdowns or outages for a variety of reasons. These slowdowns or outages may delay or prevent our ability to process your request. Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

-------------------------------- -----------------------------------------------

CONVERSION RIGHT

You have a conversion right under the policy. At any time within the first 24 months of full coverage, you may elect to transfer all value of the Sub-Account Portfolios to the fixed account, irrespective of our right to refuse a transfer to the fixed account, and we will not assess a transfer charge. You must make this election on our official forms to the Home Office.
----------------------------------------------- --------------------------------
TO TERMINATE OR SURRENDER

You have the right to terminate the policy. Or you may surrender the policy for its Cash Surrender Value. The policy will automatically terminate when the last surviving Insured dies, the policy matures, or the Grace Period ends. For more information, see "Surrenders," beginning on page 51.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal tax purposes. For more information, see "Surrender Of The Policy," beginning on page 60. The Cash Surrender Value will be reduced by the outstanding amount of a policy loan. For more information, see "Policy Loans," beginning on page 53.
--------------------------------------------------------------------------------

TO ASSIGN

You may assign any rights under the policy while either Insured is alive. If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans. For more information, see "Policy Loans," beginning on page 53.
--------------------------------------------------------------------------------

PROCEEDS UPON MATURITY

If the policy is In Force on the Maturity Date, we will pay you the Proceeds.

Normally, we will pay the Proceeds within seven days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account. The Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the last surviving Insured's death, after which we will pay the Proceeds to your beneficiary. During this time, you will still be able to request partial surrenders. Availability varies by state. If you accept this offer, the policy will be endorsed so that:

>    no changes to the Specified Amount will be allowed;

>    no additional Premium payments will be allowed;

>    no additional periodic charges will be deducted;

> 100% of the Cash Value of all Sub-Accounts will be transferred to the policy's fixed account;

> the Specified Amount will be adjusted to what it was when the younger Insured reached Attained Age 85, but subject to any partial surrenders, which will affect the Specified Amount of a policy with Death Benefit Option One based on the younger Insured's Attained Age at the time the request for a partial surrender is made. While the younger Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount directly. If the younger Insured is over Attained Age 90, a partial surrender will reduce the Proceeds by the proportion that the partial surrender reduced the policy's Cash Value. Notwithstanding, the Proceeds will be the greater of the policy's Specified Amount or Cash Value; and

> the Maturity Date will not be extended, however, beyond when the policy would fail the definition of life insurance under the Code.
-------------------------------------------------------------------------------

REMINDERS, REPORTS AND ILLUSTRATIONS

We will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

  o    the Specified Amount              o   the current Cash Value
  o    Premiums paid                     o   the Cash Surrender Value
  o    all charges since the last        o   outstanding Indebtedness
       report

We will send these reminders and reports to the address you provide on the application, or to another you may specify.

At any time, you may ask for an illustration of future benefits and values under the policy. While we do not at present, we may charge if you ask for more than one illustration per year from the Policy Date.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to your household, we will mail only one copy of each document, unless notified otherwise by you. Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

-------------------------------- -----------------------------------------------


ERRORS OR MISSTATEMENTS

If you make an error or misstatement in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

We will adjust the Death Benefit and Cash Value by the ratio of the last monthly cost of insurance charge deducted to the monthly cost of insurance charge that would have been deducted on the true age and sex of each Insured.

-------------------------------- -----------------------------------------------

INCONTESTABILITY

We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the lifetime of the last surviving Insured for two years from the Policy Date. Similarly, for any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on the change after it has been In Force during the lifetime of the last surviving Insured for two years from the effective date.

-------------------------------- -----------------------------------------------

IF WE MODIFY THE POLICY

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications, and we will make appropriate endorsements to the policy.


--------------------------------------------------------------------------------
                                     RIDERS
--------------------------------------------------------------------------------

Riders are available for you to purchase to design the policy to meet your specific needs. You may only elect them upon application. Availability will vary by state. You will be charged for a Rider: so long as the policy remains In Force and the Rider's term has not expired; until we have paid the benefit; or you decide you no longer need the benefit, except for the Adjusted Sales Load Life Insurance Rider, and let us know in writing at our Home Office. You cannot change your election of this Rider. For more information on the costs of the Riders, see "In Summary: Fee Tables," beginning on page 6, and "Charges," beginning on page 36.
-------------------------------- -----------------------------------------------

ADJUSTED SALES LOAD LIFE INSURANCE RIDER

This Rider is only available to purchase when you purchase the policy. The benefit is replacing the Premium Load we would otherwise deduct before allocating your Net Premiums with the Rider's monthly charge, which depends on whether you want to replace all or a portion of the Premium Load. We will deduct the Rider's charge from the policy's Cash Value over a period of up to fifteen years, but this depends on the number of years over which the Premium payments you plan to make will be covered by this Rider (a whole number up to seven years from the Policy Date). This deduction will last for nine years after the lesser of:

o the number of years (from one to seven) you choose to have the Rider apply to your Premium payments; or

o    the number of years during which you actually make Premium payments.

So, say you want to replace all of the Premium Load on each of your Premium payments for five years, but the last Premium payment you make while the Rider is in effect is within the third year from the Policy Date. Instead of for fourteen years, we will deduct the Rider's charge through the twelfth year. Also, if you terminate your policy during the first ten years from the Policy Date, we will reduce your Cash Surrender Value. The more Premium Load you elect to replace, the higher the Rider's charge will be. If you purchase this Rider, you should expect that its charge, in the aggregate, would amount to more than if we had deducted the Premium Load from each of your Premium payments covered by it. To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.
--------------------------------------------------------------------------------

ESTATE PROTECTION RIDER

The benefit is an additional Death Benefit we will pay to the beneficiary, to offset any additional estate tax, upon receiving proof that both Insureds died while the policy is In Force and the Rider is in effect. The Rider's term is four years from the Policy Date. The Rider's Death Benefit will equal your estate tax liability, up to 122.22% of the policy's initial Specified Amount. We will not pay this Rider's Death Benefit, let alone the Death Benefit, however, if either Insured commits suicide, while sane or insane, within two years from the Policy Date. Instead, we will pay back the total charge we had deducted for this Rider. For more information, see "Suicide," beginning on page 50. There is no Cash Surrender Value or loan value to this Rider.

Before the term expires, you may request to terminate this Rider in writing to our Home Office, and the additional Death Benefit will terminate effective on the next monthly anniversary from the Policy Date. This Rider will also terminate on the date the policy terminates.
--------------------------------------------------------------------------------

POLICY SPLIT OPTION RIDER

The benefit is the option to exchange the policy for two policies, each on the life of one Insured, if the Insureds' marriage ends or there is a qualifying federal tax law change, while the policy is In Force (and not in a grace period) and this Rider is in effect. Each new policy will consist of half the Specified Amount (the lesser of the initial Specified Amount and the Specified Amount before the exchange), the Cash Value and any Indebtedness. We will base the Premium rates for each new policy on the respective Insured's age and underwriting class as of the effective date of the exchange.

In the event that the Insureds' marriage ended, there must have been in effect, for the preceding year, a final divorce, dissolution or annulment decree from a court of competent jurisdiction. The qualifying changes in federal tax law must have concerned the reduction of either the marital deduction, or federal estate tax rate, to less than that in effect on the Policy Date. In any event, you will have six months, once the final divorce, dissolution or annulment decree has been in effect for a year, or from the enactment of the federal tax law change, within which to make your request in writing to our Home Office.

The option will last so long as both Insureds are alive, and it is before the year in which the older Insured reaches Attained Age 80. Before then, you may terminate this Rider in writing to our Home Office, which will become effective on the next monthly anniversary from the Policy Date. This Rider will terminate if you exercise the option. Otherwise, this Rider will terminate on the date the policy terminates. There is no Cash Surrender Value or loan value to this Rider.

Exercising the option under this Rider may result in adverse tax consequences. For more information, see "Special Note Regarding The Policy Split Option Rider," beginning on page 61, but most definitely, consult your tax adviser before electing this Rider, let alone exercising your rights under it.
--------------------------------------------------------------------------------
                                    PREMIUM
--------------------------------------------------------------------------------

This policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist. Each Premium payment must be at least $50. Upon request, we will furnish Premium receipts.
-------------------------------- -----------------------------------------------
INITIAL PREMIUM

The amount of your initial Premium will depend on the initial Specified Amount of insurance, the Death Benefit option, and any Riders you select. Generally, the higher the required initial Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of initial Premium. Also, the age, sex, health, and activities of both Insureds will affect our determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium will be. The amount of supplemental coverage will also affect the initial Premium.

Whether we will issue full insurance coverage depends on both Insureds meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while both Insureds are alive. We will not delay delivery of the policy to increase the likelihood that the Insureds are not still alive. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days thereafter.

You may pay the initial Premium to our Home Office or to our authorized representative.
--------------------------------------------------------------------------------

SUBSEQUENT PREMIUMS

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

> We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk; and

> We will refund any portion of Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance. As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. We will monitor Premiums paid and other policy transactions and will notify you when the policy's non-modified endowment contract status is in jeopardy.

We will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. If you decide to make a subsequent Premium payment, you must send it to our Home Office.
--------------------------------------------------------------------------------
                                    CHARGES
--------------------------------------------------------------------------------

PLEASE READ AND CONSIDER THE FOLLOWING, WHICH WE INTEND TO BE AN AMPLIFICATION (BUT IT MAY ALSO BE DUPLICATIVE), IN CONJUNCTION WITH THE FEE TABLES, AND THE ACCOMPANYING FOOTNOTES, APPEARING EARLIER IN THE PROSPECTUS. SEE "IN SUMMARY:
FEE TABLES," BEGINNING ON PAGE 6. ALSO, SEE THE POLICY, INCLUDING THE POLICY DATA PAGE, AND THE RIDERS, FOR MORE INFORMATION.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume. Every time you make a Premium payment, we will charge against that Premium payment a Premium Load, which is composed of the sales load and premium taxes. If we begin to charge for illustrations, you will be expected to pay the charge in cash at the time of your request. We will not deduct this charge from your policy's Cash Value. However, we will deduct all other charges from the policy's Cash Value (rather than a Premium payment), except for mortality and expense risk and loan amount interest, in proportion to the balances of your Sub-Account portfolio and the fixed account allocations. We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account. We will transfer the loan interest charge from your investment options to the loan account. We take the monthly periodic charges in advance and we will not pro rate any monthly Rider charge should the Rider terminate before the beginning of the next month.


There are also operating charges associated with the Sub-Account Portfolios. While you will not pay them directly, they will affect the value of the assets in the Sub-Account Portfolios. On a daily basis, the manager of each mutual fund that comprises the policy's available variable investment options deducts operating charges from that mutual fund's assets before calculating the NAV. (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Accumulation Units.) In addition, some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to that Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. For more information on the operating charges and short-term trading fees assessed by the mutual funds held by the Sub-Account portfolios, please see the prospectus for the mutual fund and "Short-Term Trading Fees" in this prospectus.


--------------------------------------------------------------------------------

SALES LOAD

     During years one through fifteen from the Policy Date, the sales load portion of the Premium Load charge is $40 per $1,000 of Premium. Thereafter, it is guaranteed to be no greater than $25, and currently is $20 per $1,000 of Premium. We use the charge to offset our sales expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PREMIUM TAXES

     The premium taxes portion of the Premium Load charge is $35 per $1,000 of Premium and reimburses us for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). This is an estimated amount. If the actual tax liability is more or less, we will not adjust this charge, so we may profit from it.
--------------------------------------------------------------------------------

SURRENDER CHARGES

     A surrender charge will apply if you surrender or lapse the policy, or if you request to decrease the Specified Amount. There are two components of the surrender charge meant to cover our policy underwriting (the underwriting component) and sales expenses (the sales component), including for: processing the application; conducting any medical exams; determining insurability (and the Insureds' underwriting classes); and establishing policy records. The surrender charge will equal the underwriting component plus 22.5% of the sales component. We will deduct the surrender charge based on the following schedule:

-------------------------------- -----------------------------------------------

               -------------------- ---------------------
                                       Percentage Of
                     During          Initial Surrender
                   Policy Year             Charge
               -------------------- ---------------------
               -------------------- ---------------------
                        1                   100%
               -------------------- ---------------------
               -------------------- ---------------------
                        2                   95%
               -------------------- ---------------------
               -------------------- ---------------------
                        3                   85%
               -------------------- ---------------------
               -------------------- ---------------------
                        4                   80%
               -------------------- ---------------------
               -------------------- ---------------------
                        5                   70%
               -------------------- ---------------------
               -------------------- ---------------------
                        6                   60%
               -------------------- ---------------------
               -------------------- ---------------------
                        7                   50%
               -------------------- ---------------------
               -------------------- ---------------------
                        8                   40%
               -------------------- ---------------------
               -------------------- ---------------------
                        9                   30%
               -------------------- ---------------------
               -------------------- ---------------------
                       10                   25%
               -------------------- ---------------------
               -------------------- ---------------------
                       11                   20%
               -------------------- ---------------------
               -------------------- ---------------------
                       12                   15%
               -------------------- ---------------------
               -------------------- ---------------------
                       13                   10%
               -------------------- ---------------------
               -------------------- ---------------------
                       14                    5%
               -------------------- ---------------------
               -------------------- ---------------------
                    After 14                 0
               -------------------- ---------------------

     The underwriting component is the product of that portion of the Specified Amount not including any supplemental coverage divided by 1,000, and the administrative target premium. The administrative target premium is actuarially derived, and we use it to figure out how much to charge per Premium payment for underwriting expenses. The administrative target premium varies by the Insureds' ages when the policy was issued.

     The sales expense component is the lesser of the following two amounts. The first amount is the Guideline Annual Premium in the first year from the Policy Date. The second amount is the sum of all Premium payments you made during the first two years from the Policy Date.

     We will calculate a separate surrender charge based on the Specified Amount and each increase in the Specified Amount, which, when added together, will amount to your surrender charge. A surrender charge will also apply if you request a decrease in the Specified Amount. We will calculate the surrender charge for a decrease in the Specified Amount as if you surrendered the policy, though we will only deduct a portion of it from your policy's Cash Value. The amount of surrender charge we deduct will be a product of the surrender charge and the decrease in Specified Amount divided by the Specified Amount before the decrease.

     All things being equal, the surrender charge will be greater for a policy with: an older Insured; a male insured; a higher Specified Amount; more first year Premium; or a higher risk Insured. If you change the Death Benefit option, and it does not result in a different Net Amount At Risk, we will not deduct a surrender charge.

--------------------------------------------------------------------------------
PARTIAL SURRENDER FEE

     You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee, of the lesser of $25 or 2% of the dollar amount of the partial surrender, to compensate us for the administrative costs in calculating and generating the surrender amount. However, currently there is no charge for a partial surrender.
--------------------------------------------------------------------------------


SHORT-TERM TRADING FEES


     Some mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

     Short-term trading fees are intended to compensate the mutual fund (and policy owners with interests allocated in the mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of policy owners not engaged in such strategies.

     Any short-term trading fee assessed by any mutual fund available in conjunction with the policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees. Please refer to the prospectus for each Sub-Account portfolio for more detailed information. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. We will not provide advance notice of the assessment of any applicable short-term trading fee.

     For a list of available sub-accounts that assess short-term trading fees, see "Total Annual Sub-Account Portfolio Operating Expenses" earlier in this prospectus.

     If a short-term trading fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the short-term trading fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the fee from that policy owner's sub-account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

     Transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to short-term trading fees. Transactions that are not subject to short-term trading fees include:


     o scheduled and systematic transfers, such as Dollar Cost Averaging and Asset Rebalancing;

     o    policy loans or surrenders; or

     o    payment of the Death Benefit proceeds upon the Insured's death.

     New share classes of currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new Premium payments and exchange reallocations to the mutual funds in question may be limited to the new share class.

--------------------------------------------------------------------------------

COST OF INSURANCE

     The cost of insurance charge compensates us for underwriting insurance protection. We will determine this charge by multiplying the monthly cost of insurance rate by the Net Amount At Risk.

     We base the cost of insurance rates on our expectations as to future mortality and expense experience. The cost of insurance rate will vary by: the Insureds' sexes; ages; underwriting classes; any substandard ratings; for how long the policy has been In Force and the Specified Amount. There will be a separate cost of insurance rate for the initial Specified Amount and any increases. The cost of insurance rates will never be greater than those guaranteed in the policy.

     We will uniformly apply a change in any cost of insurance rate for Insureds, of the same ages, sexes, underwriting classes, and any substandard ratings, on whom policies with the same Specified Amount have been In Force for the same length of time. The change could increase your cost of insurance charges, which, accordingly, would decrease your policy's Cash Value, and the converse is true, too. In contrast, you could cause your cost of insurance charge to decrease with a request to reduce the Specified Amount that also reduces the Net Amount At Risk.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK

     Though the maximum guaranteed mortality and expense risk charge is higher, currently, we deduct this charge monthly according to the following schedule. During the first through fifteenth years from the Policy Date, the charge is $0.80 per $1,000 of Cash Value in the variable investment options, and thereafter, $0.30 per $1,000 of Cash Value in the variable investment options. This charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it. The mortality risk is that the Insureds do not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected.

------------------------------ -------------------------------------------------

PER $1,000 OF SPECIFIED AMOUNT

     During the first three years from the Policy Date, we deduct a per $1,000 of Specified Amount charge from the policy's Cash Value, which reimburses us for sales, underwriting, distribution and issuance costs. The charge is the product of the Specified Amount (not including that portion constituting supplemental insurance coverage) and the Rider's cost rate, which will vary by the Insureds' ages, the year from the Policy Date and the Specified Amount.

-------------------------------- -----------------------------------------------

ADMINISTRATIVE

     Though the maximum guaranteed administrative charge is higher, currently, the monthly charge we deduct is $5. This charge reimburses us for the costs of maintaining the policy, including for accounting and record-keeping.
--------------------------------------------------------------------------------

POLICY LOAN INTEREST

     We will charge interest on the amount of an outstanding policy loan, at the rate of 4.5% per annum, which will have accrued daily and become due and payable at the end of the year from the Policy Date. If left unpaid, we will add it to the loan amount. As collateral or security for repayment, we will transfer an equal amount of Cash Value to the loan account, on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is 3.0% per annum, and the current interest crediting rate is 3.0% per annum. The effect is a net cost of no more than 1.50%.
--------------------------------------------------------------------------------


ADJUSTED SALES LOAD LIFE INSURANCE RIDER

     The charge for this Rider replaces the Premium Load to cover our sales expenses and premium taxes. You will pay a Premium Load on any amount that you do not elect to be covered by the Rider. Especially since this premium tax portion is an estimated amount not subject to adjustment for the actual tax liability, we may profit from it. The charge is the product of: your aggregate Premiums since the Policy Date; the portion of Premium Load you choose to replace (expressed as a whole percentage of Premium paid); and the factor of 0.0001345, which is actuarially derived.

     The Rider's charge may vary. Each Premium payment you make will cause the Rider's charge to increase. The length of time of the charge will also vary (up to fifteen years). The length of time will be nine years and the lesser of:

     o the number of years you choose to have the Rider apply to your Premium payments; and

     o    the number of years during which you actually made Premium payments.

     For example, if you had chosen to have this Rider apply to your Premium payments for five years, but you only made Premium payments for three years while the Rider was in effect. We would adjust the number of years over which we would deduct this charge from fourteen to twelve years.

     If the policy terminates within the first ten years from the Policy Date, we will recover a portion of the Premium Load replaced by the Rider, based on the following schedule:


                    -------------------- ---------------------
                     Years Policy Has         Percentage
                       Been In Force
                    -------------------- ---------------------
                             1                   100%
                    -------------------- ---------------------
                             2                   90%
                    -------------------- ---------------------
                             3                   80%
                    -------------------- ---------------------
                             4                   70%
                    -------------------- ---------------------
                             5                   60%
                    -------------------- ---------------------
                             6                   50%
                    -------------------- ---------------------
                             7                   40%
                    -------------------- ---------------------
                             8                   30%
                    -------------------- ---------------------
                             9                   20%
                    -------------------- ---------------------
                            10                   10%
                    -------------------- ---------------------
                    -------------------- ---------------------
                            11+                   0
                    -------------------- ---------------------

     This deduction is equal to the product of the amount of Premium Load replaced by the Rider and the percentage from the table above that corresponds to the number of years the policy has been In Force. For example, say you terminate your policy after five years, on which you had chosen to replace the entire Premium Load for seven years. Assume that you paid $10,000 of Premium during this time. The Premium Load the Rider has replaced is $400, and 60% of this amount is $240, which we will deduct from your Cash Surrender Value. This deduction allows us to cover a portion of our sales expenses and premium taxes for which the Rider's charge would have compensated us had the policy remained In Force.
--------------------------------------------------------------------------------

ESTATE PROTECTION RIDER

     This charge compensates us for additional Death Benefit coverage while it is available. The charge is the product of the additional Death Benefit amount and your monthly cost of insurance rate. We use the same monthly cost of insurance rate that we use to calculate the cost of insurance charge. However, because we multiply the monthly cost of insurance rate by the Rider's Death Benefit, this charge should be less.

-------------------------------- -----------------------------------------------

POLICY SPLIT OPTION RIDER

     This charge compensates us for the option to exchange the policy for two policies, each on the life of one Insured. The charge is the product of the Specified Amount and the monthly policy split option cost rate. This rate is based on the average ages of the two Insureds on the Policy Date, and is stated on the Policy Data Page.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ON CHARGES

We make many assumptions and account for many economic and financial factors in establishing fees and charges. As we noted at the beginning of this "Charges" section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume. Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product. Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership. The "In
Summary: Fee Tables," beginning on page 6 sets out the costs you incur when you purchase this policy. The following two sections describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them. Neither of these transactions alters the charges you pay for the policy. Rather, these two sections provide you with information about how we set those charges. You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses



Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year target premiums and 3% of renewal premium after the first year.

We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year target premiums and 3% of renewal premium after the first year). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

The actual amount and/or forms of total compensation we pay depends on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation.

Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Revenue from Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. Since the Variable Account purchases fund shares on behalf of all policy holders, it serves as a single shareholder of the fund. By processing aggregated policy owner transactions, we relieve the fund of the expenses of processing individual policy owner transactions. We also pay the costs of selling the policy as outlined in the preceding section. Sales of the policy benefits the funds by allowing policy owners to purchase interests in the Sub-Accounts, which then results in the Variable Account's purchase of fund shares. We perform all of the accounting and recordkeeping for the Sub-Accounts, and pay any processing cost associated with the redemption of interests in the Sub-Accounts. The underlying mutual funds understand and acknowledge the value of these services we provide. Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services that we provide (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between the underlying mutual fund's adviser (or its affiliates) and us (or our affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund. In setting the charges for this policy, we considered the amount of these payments expected to be received from the underlying mutual funds. Without these payments, our charges would be expected to be higher. We include only funds in the Variable Account that make these payments for the services we provide.

--------------------------------------------------------------------------------
               TO ALLOCATE NET PREMIUM AND SUB-ACCOUNT VALUATION
--------------------------------------------------------------------------------

You may choose to allocate all or a portion of your Net Premium to any Sub-Account. When this happens depends on the right to examine law of the state in which you live. Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy. Others require that we return the Cash Value. If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the GVIT Gartmore GVIT Money Market Fund: Class I. Once your examination right ends, we will transfer the Cash Value to your Sub-Account allocations in effect at the time of the transfer. If yours is a state that requires us to refund the Cash Value, we will allocate the Net Premiums to the Sub-Account choices in effect when we receive the Premium payment.

-------------------------------- -----------------------------------------------

VARIABLE INVESTMENT OPTIONS

The variable investment options constitute the limitedly available mutual funds, and we have divided the separate account into an equal number of Sub-Account portfolios to account for your allocations. Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC. (This registration does not involve the SEC's supervision of the management or investment practices or policies of these mutual funds.) The "Available Sub-Accounts" section identifies the available mutual funds, by name, investment type and adviser.

Each Sub-Account portfolio's assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios. Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the Investment Experience of any other Sub-Account portfolio.
--------------------------------------------------------------------------------

THE FIXED INVESTMENT OPTION

The Net Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts and funds the fixed investment option. These assets are subject to our general liabilities from business operations. The general account is used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the stated interest crediting rate on the Policy Data Page. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual rate may not exceed the guaranteed interest crediting rate.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying rates we set.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Interest rates are set at the beginning of each calendar quarter and will be effective for at least three months. You may receive a different interest rate on Net Premium versus a transfer of Accumulation Units from a Sub-Account portfolio. In honoring your request to transfer an amount out of the fixed account, we will do so on a last-in, first out basis (LIFO).

ALLOCATION OF NET PREMIUM AND CASH VALUE

We allocate your Net Premium payments to Sub-Accounts or the fixed account per your instructions. You must specify your Net Premium payments in whole percentages. The sum of allocations must equal 100%.

-------------------------------- -----------------------------------------------

WHEN SUB-ACCOUNT ACCUMULATION We will price Sub-Account Accumulation Units on any day the New York Stock Exchange UNITS ARE VALUED (NYSE) is open for business, unless we are closed.

We will not price Sub-Account Accumulation Units on these recognized holidays.

oNew Year's Day                      oLabor Day
oMartin Luther King, Jr. Day         oThanksgiving
oPresidents' Day                     oChristmas
oGood Friday                         oMemorial Day
oIndependence Day

In addition, we will not price Sub-Account Accumulation Units if:

>    trading on the New York Stock Exchange is restricted;

> an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

> the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist. Any transaction you try to effect when we are closed will not happen until the next day the NYSE and we are open for business.


HOW INVESTMENT EXPERIENCE IS DETERMINED

Though the number of Sub-Account Accumulation Units will not change as a result of Investment Experience, changes in the net investment factor may cause the value of a Sub-Account Accumulation Unit to increase or decrease from Valuation Period to Valuation Period. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

We determine the change in Sub-Account values at the end of a Valuation Period. The Sub-Account Accumulation Unit value for a Valuation Period is determined by multiplying the Sub-Account Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) where:

(a) is the net of:

> the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; plus

> the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

> a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations.

(b) is the NAV per share of the mutual fund as of the end of the immediately preceding Valuation Period.

--------------------------------------------------------------------------------

CASH VALUE

The policy has a Cash Value. There is no guaranteed Cash Value. Rather, it will be based on the Accumulation Unit values, and vary with the Investment Experience of the Sub-Account portfolios to which you have allocated Net Premium, as well as the values of, and any daily crediting of interest to, the policy loan and fixed accounts. It will also vary because we deduct the policy's periodic charges from the Cash Value. So if you have chosen Death Benefit Option Two, your Death Benefit will fluctuate.

We will determine the value of the assets in the separate account at the end of each Valuation Period. We will determine the Cash Value at least monthly. To determine the number of Sub-Account Accumulation Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Accumulation Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Accumulation Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount. Thus, your policy's Cash Value will be reduced by the surrendered amount. Similarly, when we assess charges or deductions, a number of Sub-Account Accumulation Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy's Cash Value. We make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy's total Cash Value.

The Cash Value in the policy loan and fixed accounts will be credited interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page. For there to be Cash Value in the policy loan account, you must have taken a policy loan. We may decide to credit interest in excess of the guaranteed minimum annual effective rate. For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account. For more information, see "The Fixed Investment Option," beginning on page 44 and "Policy Loans," beginning on page 53.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations, which will promote a more stable Cash Value and Death Benefit over time. The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high. There is no charge for dollar cost averaging, but it does count as a transfer event. For more information, see "Modes To Make A Transfer," beginning on page 29.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio. You may also have Premium transferred from the: Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares; Fidelity Variable Insurance Products Fund - VIP High Income Portfolio:
Service Class (available only for policies issued prior to May 1, 2003); GVIT Gartmore GVIT Government Bond Fund: Class I; GVIT Federated GVIT High Income Bond Fund: Class III and GVIT Gartmore GVIT Money Market Fund: Class I.


We will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s). You may also instruct us in writing to stop the transfers. If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program. Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.

Periodically, we may offer enhanced dollar cost averaging programs on initial Premiums, participation in which will earn you interest on the Cash Value of the fixed account that is covered under the enhanced dollar cost averaging program. The interest we credit daily may be different than the net effective annual interest rate we credit on the Cash Value of the fixed account that is outside of the enhanced dollar cost averaging program. These programs will last for one year, and your Premium will be systematically and automatically transferred based on the following schedule:


                -------------------- ---------------------
                                         Fraction Of
                                        Remaining Cash
                Beginning Of Month    Value Transferred
                -------------------- ---------------------
                -------------------- ---------------------
                         2                   1/11
                -------------------- ---------------------
                -------------------- ---------------------
                         3                   1/10
                -------------------- ---------------------
                -------------------- ---------------------
                         4                   1/9
                -------------------- ---------------------
                -------------------- ---------------------
                         5                   1/8
                -------------------- ---------------------
                -------------------- ---------------------
                         6                   1/7
                -------------------- ---------------------
                -------------------- ---------------------
                         7                   1/6
                -------------------- ---------------------
                -------------------- ---------------------
                         8                   1/5
                -------------------- ---------------------
                -------------------- ---------------------
                         9                   1/4
                -------------------- ---------------------
                -------------------- ---------------------
                        10                   1/3
                -------------------- ---------------------
                -------------------- ---------------------
                        11                   1/2
                -------------------- ---------------------
                -------------------- ---------------------
                        12             Remaining Amount
                -------------------- ---------------------

A dollar cost averaging program may not be available in all states. We do not assure the success of these strategies; success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when it is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do this.
--------------------------------------------------------------------------------


ASSET REBALANCING

You may elect to set up asset rebalancing. To do so, you must complete the Asset Rebalancing Program Form and submit it to our Home Office. (You will use the same form to change your investment allocation choices, or terminate asset rebalancing, too.) Thereafter, automatically, on a periodic basis, the Cash Value of your chosen Sub-Account portfolios (up to 20), having fluctuated with Investment Experience, will be rebalanced in proportion to your investment allocation choices. There is no charge for asset rebalancing, but it does count as a transfer event. For more information, see "Modes To Make A Transfer," beginning on page 29. You can schedule asset rebalancing to occur every three, six, or twelve months on days when we price Sub-Account Accumulation Units. For more information, see "When Sub-Account Accumulation Units Are Valued," beginning on page 45.

Unless you elect otherwise, asset rebalancing will not affect the allocation of Net Premiums you pay after beginning the program. Manual transfers will not automatically terminate the program. Termination of the Asset Rebalancing program will only occur as a result of your specific instruction to do so. We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
-------------------------------- -----------------------------------------------

CALCULATION OF THE DEATH BENEFIT PROCEEDS

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that both the Insureds have died, as well as other customary information. We require notice of the first death within one year from the date of death, even though the Proceeds are not calculated or paid until the second death. We will not dispute the payment of the Death Benefit after the policy has been In Force for two years from the Policy Date. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if an Insured dies by suicide.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test you have elected, as discussed in greater detail below. Also, the Death Benefit may vary with the Cash Value of the policy, which will depend on investment performance and take into account any insurance provided by Riders, as well as outstanding Indebtedness and any due and unpaid monthly deductions that accrued during a Grace Period.

DEATH BENEFIT OPTIONS

There are three Death Benefit options under the policy. You may choose one.

If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

OPTION ONE

The Death Benefit will be the greater of the Specified Amount, or the minimum required Death Benefit.

OPTION TWO

The Death Benefit will be the greater of the Specified Amount PLUS the Cash Value as of the date of death, or the minimum required Death Benefit.

OPTION THREE


The Death Benefit will be the greater of the Specified Amount PLUS the accumulated Premium account (which consists of all Premium payments minus all partial surrenders to the date of death), or the minimum required Death Benefit. The amount of the accumulated Premium account will be based on the Option Three Interest Rate stated on the Policy Data Page, which will be no less than zero or more than the Option Three Maximum Increase also stated on the Policy Data Page.


Not all Death Benefit options are available in all states.
--------------------------------------------------------------------------------

THE MINIMUM REQUIRED DEATH BENEFIT

Each Death Benefit option has a minimum required Death Benefit. The minimum required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

The tax tests for life insurance generally require that the policy has a significant element of life insurance and not be primarily an investment vehicle. At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

>the cash value accumulation test; or

>the guideline premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insureds' ages, sexes and underwriting classifications. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the account value at all times.

The guideline premium/cash value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code and vary only by the younger Insured's Attained Age.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Conversely, if in the unlikely event that the policy did not qualify as life insurance because your Death Benefit failed to amount to the minimum required Death Benefit, the Proceeds payable under the policy would be includable in the gross income of the beneficiary for federal income tax purposes. Because of this adverse consequence, we may refuse additional Premium payments or return the gross Premium payments to you so that the policy continues to meet the Code's definition of life insurance. For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 59.

If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

CHANGES IN THE DEATH BENEFIT OPTION


After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, from Option Two to Option One, from Option Three to Option One, or from Option Three to Option Two. You may not change from Option One or Option Two to Option Three. We will permit only one change of Death Benefit option per policy year. The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

We will adjust the Specified Amount so that the Net Amount At Risk remains constant before and after the Death Benefit option change. We will make these changes proportionately with respect to any supplemental insurance coverage. Because your Net Amount At Risk will remain the same, reducing the Death Benefit option by itself does not alter the policy's cost of insurance. The policy's charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in factors such as fluctuations in policy's Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it would result in the total Premiums paid exceeding the maximum Premium limitations under
Section 7702 of the Code.
--------------------------------------------------------------------------------

SUICIDE

If either Insured commits suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if either Insured commits suicide, while sane or insane, within two years from the effective date of an increase in the Specified Amount for which we require additional evidence of insurability, we will pay no more than the initial Specified Amount, plus the cost of insurance charges of the increase.

--------------------------------------------------------------------------------
                                   SURRENDERS
--------------------------------------------------------------------------------

FULL SURRENDER

You may surrender the policy for the Cash Surrender Value at any time while an Insured is alive. We calculate the Cash Surrender Value based on the policy's Cash Value. For more information, see "Cash Value," beginning on page 46. To derive the

Cash Surrender Value, we will deduct from the Cash Value, Indebtedness and the surrender charge. The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office. We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed account for up to six months.

--------------------------------------------------------------------------------

PARTIAL SURRENDER

You may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. After that up until the eleventh year from the Policy Date, the maximum aggregate annual amount of any partial surrender is limited to no more than 10% of the Cash Surrender Value as of the beginning of that year. Then, the maximum aggregate annual amount of any partial surrender cannot exceed the Cash Surrender Value, less the greater of $500 or the total monthly fees and expenses you must pay to keep the policy In Force for three months.

The minimum amount of any partial surrender is $200. A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. You may incur a partial surrender fee. For more information, see "In
Summary: Fee Tables," beginning on page 6. We reserve the right to limit partial surrenders to one a year.

--------------------------------------------------------------------------------

REDUCTION OF SPECIFIED AMOUNT ON A PARTIAL SURRENDER


We will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how you have allocated Cash Value among the Sub-Accounts. We will only reduce the Cash Value attributable to the fixed account when that of the Sub-Account is insufficient to cover the amount of the partial surrender.

When you take a partial surrender, we will reduce the Specified Amount to ensure that the Net Amount At Risk does not increase. Because your Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

Any reduction we make to the Specified Amount will be made in the following order:

>against the most recent increase in the Specified Amount;

>against the next most recent increases in the Specified Amount in succession;
 and

>against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee of up to $25, we currently deduct none. Partial surrenders may be subject to income tax penalties. This could also cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy. For more information, see "Reduction Of Specified Amount On A Partial Surrender," beginning on page 51.

--------------------------------------------------------------------------------
                               THE PAYOUT OPTIONS
--------------------------------------------------------------------------------

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application. We will pay the Proceeds from our general account. If you do not make an election, when the last surviving Insured dies, the beneficiary may do so. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. We will normally pay the Proceeds in a lump sum within seven days after we receive your written request at our Home Office. We will postpone any payment of Proceeds, however, on the days we are unable to price Sub-Account Accumulation Units. For more information, see "When Sub-Account Accumulation Units Are Valued," beginning on page 45. To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20. At any time before Proceeds become payable, you may request to change your payout option in writing at our Home Office. Changing the beneficiary of the policy will revoke the payout options in effect at that time.

Please note that for the remainder of The Payout Options section, "you" means the person we are obligated to pay.
-------------------------------- -----------------------------------------------

INTEREST INCOME

You keep the Proceeds with us to earn interest at a specified rate. The Proceeds can be paid at the end of every twelve-, six-, three- or one-month intervals. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

-------------------------------- -----------------------------------------------


INCOME FOR A FIXED PERIOD

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30). Each payment will consist of a portion of the Proceeds plus interest at a guaranteed rate. The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest at an annually determined rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

-------------------------------- -----------------------------------------------

LIFE INCOME WITH PAYMENTS GUARANTEED


We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and, then, for the rest of your life, if you have outlived the guaranteed period. The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval. During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no payments to your estate.


-------------------------------- -----------------------------------------------
FIXED INCOME FOR VARYING PERIODS


You keep the Proceeds with us, but are paid a fixed amount at specified intervals. The total amount payable each year may not be less than 5% of the original Proceeds. The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval. You may withdraw any outstanding balance by making a written request of us at our Home Office. We will pay interest on the outstanding balance at a rate of at least 2.5% per year. We will determine annually if we will pay any interest in excess of 2.5%. Upon your death, we will pay any outstanding balance to your estate.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------


JOINT AND SURVIVOR LIFE

We pay you the Proceeds in equal payments at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of each twelve-, six-, three- or one-month interval. As the payments are based on the lifetimes of the payees, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon the death of the last surviving payee. We will make no payments to the last surviving payee's estate.

-------------------------------- -----------------------------------------------

ALTERNATE LIFE INCOME

We use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option. The Proceeds can be paid at the end of every twelve-, six-, three- or one-month interval. As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin. Also, payments will cease upon your death. We will make no payments to your estate.

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

While the policy is In Force and after the first year from the Policy Date, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit. We call this advance a policy loan. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

LOAN  AMOUNT AND INTEREST

The minimum policy loan you may take is $200. You may take no more than the maximum loan value. The maximum loan value is based on your Cash Surrender Value less 10% of your Cash Value allocated to the Sub-Accounts. For more information, see "Full Surrender," beginning on page 51. We charge interest, at the maximum guaranteed rate of 4.5% per annum, on the amount of an outstanding loan, which will accrue daily and be payable at the end of each policy year. If left unpaid, we will add the interest to the loan amount.
--------------------------------------------------------------------------------

COLLATERAL AND INTEREST

As collateral or security, we will transfer a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations, unless you instruct otherwise. On this amount, we will credit interest daily based on the current rate in effect, which will not be less than the guaranteed interest crediting rate shown on the Policy Data Page. We may credit interest in excess of the minimum guaranteed interest crediting rate.
--------------------------------------------------------------------------------


REPAYMENT

You may repay all or part of a policy loan at any time while your policy is In Force during either Insured's lifetime. The minimum repayment is $50. Interest on the loan amount will be due and payable at the end of each year from the Policy Date. If left unpaid, we will add it to the loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations. While your policy loan is outstanding, we will continue to treat any payments that you make as a Premium payment, unless you instruct otherwise. Similarly, we will apply a loan repayment in the same proportion as your current Sub-Account allocations, unless you instruct otherwise.
--------------------------------------------------------------------------------

NET EFFECT OF POLICY LOANS

We will charge interest on the loan amount at the same time as the collateral amount will be credited interest. In effect, we will net the loan amount interest rate against the interest crediting rate, so that your actual cost of a policy loan will be less than the loan amount interest rate. For more information, see "In Summary: Fee Tables," in particular, the footnotes, beginning on page 6. Nevertheless, keep in mind that the Cash Value we transfer to our loan account as collateral for a policy loan will neither be affected by the investment performance of the Sub-Account portfolios, nor credited with the interest rates accruing on the fixed account. Whether repaid, a policy loan will affect the policy, the net Cash Surrender Value and the Death Benefit. Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase by the repayment amount.

--------------------------------------------------------------------------------
                                     LAPSE
--------------------------------------------------------------------------------

The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly deduction of the periodic charges. However, it will not Lapse under the guaranteed policy continuation provision so long as you have at least paid the Policy Continuation Premium Amount, irrespective of poor investment results from your Net Premium allocation choices, or that the Cash Surrender Value is less than the amount of the policy's periodic charges deduction (or both). In any event, there is a Grace Period before your policy will Lapse. Also, you may always reinstate a policy that has Lapsed.

-------------------------------- -----------------------------------------------
GUARANTEED POLICY CONTINUATION PROVISION


The policy will not Lapse if you have at least paid the Policy Continuation Premium Amount during the guaranteed policy continuation period, as stated on the Policy Data Page. The Policy Continuation Premium Amount will vary by: the Insureds' ages; sexes; underwriting classes; any substandard ratings; the Specified Amount; and the Riders purchased. The Policy Continuation Premium Amount will not account, however, for any subsequent increases in the Specified Amount, policy loans or partial surrenders. For no charge, you may request that we determine whether your Premium payments are sufficient to keep the guaranteed policy continuation provision in effect at any time, and you should do so especially after you have: requested an increase in the Specified Amount; taken a policy loan; or requested a partial surrender.

There are two levels of guarantees, an initial and limited guarantee, and, so, there are two minimum monthly Premium amounts stated on the Policy Data Page from which to choose. The initial policy continuation guarantee lasts five years from the Policy Date, if you at least pay the initial Policy Continuation Premium Amount. The limited policy continuation guarantee lasts until the younger Insured reaches Attained Age 75, if you at least pay the limited Policy Continuation Premium Amount. We will determine these amounts based upon the:
Insureds' ages; sexes; risk classifications; the Specified Amount; and any Riders elected.

If your Premium payments become insufficient for purposes of the limited policy continuation guarantee, we will notify you of the start of a Grace Period. Thereafter, if you do not pay the necessary amount, the limited policy continuation guarantee will terminate, and there is no opportunity to reinstate it. Also, the limited policy continuation guarantee is unavailable if the younger Insured is Attained Age 70 when full insurance coverage begins. There is no charge for the guaranteed policy continuation provision. When the guaranteed policy continuation period ends, if the Cash Surrender Value remains insufficient to cover the monthly deductions of periodic charges, the policy is at risk of Lapsing, and a Grace Period will begin. The guaranteed policy continuation provision is subject to state insurance restrictions and may be different in your state and for your policy.
--------------------------------------------------------------------------------

GRACE PERIOD

We will send you a notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions or, if it is less, the Premium that will bring the guaranteed policy continuation provision back into effect. If you do not pay this Premium within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
--------------------------------------------------------------------------------

REINSTATEMENT

You may reinstate a Lapsed policy by:

>submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

>providing evidence of insurability of both Insureds that is satisfactory to us;

>paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

>paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

     (a) is Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and

     (b) is Premium sufficient to bring the guaranteed policy continuation provision into effect; and

>paying any Indebtedness against the policy which existed at the end of the Grace Period.

At the same time, you may also reinstate any Riders, but subject to evidence of insurability.

The effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement, will be set equal to the lesser of:

>the Cash Value at the end of the Grace Period; or

>the surrender charge for the policy year in which the policy was reinstated.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The tax treatment of life insurance policies under the Code is a multifaceted subject. The tax treatment of your policy will depend on your particular circumstances. We urge you to seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code's provisions relating to certain common transactions involving a life insurance policy. It is not and cannot be comprehensive. It cannot replace consulting with a competent tax professional.

-------------------------------- -----------------------------------------------


TYPES OF TAXES OF WHICH TO BE AWARE

Federal Income Tax. Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless the item is specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).


The gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2005, up to $11,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first $1 million in lifetime gifts (calculated after taking into account the $11,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2005, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax (but not the gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

In addition, if the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate for 2005, 47%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.


State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

-------------------------------- -----------------------------------------------

BUYING THE POLICY

Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.


Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as where the premium is paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

-------------------------------- -----------------------------------------------

INVESTMENT GAIN IN THE POLICY

The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

To qualify as life insurance, the policy must meet certain tests set out in
Section 7702 of the Code. For more information, see "The Minimum Required Death Benefit," beginning on page 49. In addition to meeting the tests required under
Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed twenty, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

We will monitor compliance with the Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

-------------------------------- -----------------------------------------------

PERIODIC WITHDRAWALS, NON-PERIODIC
WITHDRAWALS AND LOANS

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance. For more information, see "The Minimum Required Death Benefit," beginning on page 49.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

When the Policy is Life Insurance that is a Modified Endowment Contract. Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.


The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of the transaction, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.


When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

Distributions from life insurance contracts that are not modified endowment contracts are treated as being (a) from the Premiums paid into the contract, and then (b) from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

--------------------------------------------------------------------------------


TERMINAL ILLNESS

Certain distributions made under a policy on the life of a "terminally ill individual," or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the Death Benefit rules of Section 101 of the Code described below in this section on Taxes under the heading "Taxation Of Death Benefits," beginning on page 61.

--------------------------------------------------------------------------------
SURRENDER OF THE POLICY

A total surrender or cancellation of the policy by Lapse or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy Indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.
--------------------------------------------------------------------------------

WITHHOLDING

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a contract may be subject to mandatory backup withholding. Mandatory backup withholding means we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

>the value each year of the life insurance protection provided;

>an amount equal to any employer-paid Premiums;


>some or all of the amount by which the current value exceeds the employer's interest in the policy; or

>interest that is deemed to have been forgiven on a loan that was deemed to have been made by the employer.

Participants in an employer sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

-------------------------------- -----------------------------------------------

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

As described in the section "Surrenders," you ordinarily will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, a modified endowment contract or an annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code
Section 1035. To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract.

Also, the new policy or contract cannot extend the Maturity Date of the policy or otherwise delay a distribution that would extend when tax would be payable under the policy.

Generally, the new policy or contract will be treated as having the same date of issue and tax basis as the old contract.

-------------------------------- -----------------------------------------------

SPECIAL NOTE REGARDING THE A POLICY SPLIT OPTION RIDER

Policy Split Option Rider is available for this Policy. This Rider permits you, under certain circumstances, to make a "policy split," resulting in two policies. Each of the policies will have as the Insured one of the Insureds.


Existing tax law is unclear as to whether a policy split will be treated as a nontaxable exchange. If it is not treated as a nontaxable exchange, the result may be that you recognize taxable gain equal to the Policy's investment gain at the time of the policy split. Also, existing tax law is unclear as to whether the two policies resulting from a policy split will be treated as life insurance for federal tax purposes. If the resulting policies are life insurance for federal tax purposes, they may be treated as modified endowment contracts. You should consult with a tax adviser about the possible tax consequences associated with a policy split.

-------------------------------- -----------------------------------------------

TAXATION OF DEATH BENEFITS

Federal Income Tax. The amount of the Death Benefit payable under a policy generally is excludable from gross income of the beneficiary under Section 101 of the Code. However, if the policy is transferred to a new owner for valuable consideration, then a portion of the Death Benefit may be includable in the beneficiary's gross income when it is paid.


Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in such Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary. If the beneficiary is two or more generations younger than the Insured, the payment of the Proceeds at the death of the Insured may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.


If the owner of the contract is not the Insured or the beneficiary, payment of the death benefit to the beneficiary will be treated as a gift by the owner to the beneficiary.

-------------------------------- -----------------------------------------------

TAXES AND THE VALUE OF YOUR POLICY


As discussed in "Charges," the Accumulation Units you hold in the separate account are adjusted to reflect a Premium Tax charge for certain taxes assessed by federal and state taxing authorities. This charge relates to taxes associated with the payment of Premium or certain other policy acquisition costs. This charge decreases your Accumulation Unit values.

For federal income tax purposes, the separate account is not a separate entity from Nationwide Life Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Sub-Account Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not initially expect to incur any federal income tax liability that would be chargeable to the Accumulation Units you hold in the separate account. Based upon these expectations, no charge is currently being made against your Accumulation Units in the separate account for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units in the separate account.

-------------------------------- -----------------------------------------------
TAX CHANGES

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If you, the Insured, the beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                        NATIONWIDE LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were founded in March, 1929 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.
--------------------------------------------------------------------------------
                        NATIONWIDE VLI SEPARATE ACCOUNT-4
--------------------------------------------------------------------------------
-------------------------------- -----------------------------------------------

ORGANIZATION, REGISTRATION AND OPERATION

Nationwide VLI Separate Account-4 is a separate account established under Ohio law. We own the assets in this account, and we are obligated to pay all benefits under the policies. We may use the account to support other variable life insurance policies we issue. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration, however, does not involve the SEC's supervision of this account's management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios. We buy and sell the Sub-Account portfolio shares at NAV. Any dividends and distributions from a Sub-Account portfolio are reinvested at NAV in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the Investment Experience of our other assets. Its assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund or portfolio without your consent. The substituted mutual fund or portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investments of future Premium, or both. We will comply with federal securities laws to effect a substitution. Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE CORRESPONDING PORTFOLIO. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.
--------------------------------------------------------------------------------

ADDITION, DELETION, OR
SUBSTITUTION OF MUTUAL FUNDS

Where permitted by applicable law, we reserve the right to:


>remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

>substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

>substitute or close Sub-Accounts to allocations, at any time;

>transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

>combine the separate account with other separate accounts, and/or create new separate accounts;

>deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

>modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
--------------------------------------------------------------------------------

VOTING RIGHTS

Unless there is a change in existing law, we will vote our shares only as you instruct on all matters submitted to shareholders of the portfolios.

Before a vote of a portfolio's shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the NAV of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.


--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
-------------------------------- -----------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United

Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

-------------------------------- -----------------------------------------------
-------------------------------- -----------------------------------------------

NATIONWIDE INVESTMENT SERVICES CORPORATION

Nationwide Investment Services Corporation (NISC) is not engaged in any litigation of a material nature.
--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The Statement of Additional Information (SAI) contains consolidated financial statements of Nationwide Life Insurance Company and subsidiaries and financial statements of Nationwide VLI Separate Account - 4. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. You should distinguish the consolidated financial statements of the company and subsidiaries from the financial statements of the separate account. Please consider the consolidated financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the consolidated financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  ACCUMULATION UNIT - The measure of your investment in, or share of, a
   Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  ATTAINED AGE - The Insured's age upon the issue of full base insurance coverage plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CASH SURRENDER VALUE - The policy's Cash Value subject to Indebtedness and the surrender charge.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CASH VALUE - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience and the policy loan and fixed accounts, to which interest will be credited daily. We will deduct partial surrenders and the policy's periodic charges from the Cash Value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we will pay to the beneficiary upon the last surviving Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  GRACE PERIOD - A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  GUIDELINE ANNUAL PREMIUM - The level annual premium amount that would be payable through maturity, assuming an investment return of 5% per annum, net of the policy's periodic charges, as described in Rule 6e-3(T)(c)(8)(i), promulgated under the Investment Company Act of 1940, though the SEC has neither approved nor disapproved the accuracy of any calculation using the Guideline Annual Premium.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INDEBTEDNESS - The total amount of all outstanding policy loans, including principal and interest due.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INSURED - The persons whose lives we insure under the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  INVESTMENT EXPERIENCE - The performance of a mutual fund in which a Sub-Account portfolio invests.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  MATURITY DATE - The policy anniversary on or next following the younger Insured's 100th birthday.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's Death Benefit, not including any supplemental insurance coverage, minus the policy's Cash Value.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET ASSET VALUE (NAV) - The price of each share of a mutual fund in which a
   Sub-Account portfolio invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Accumulation Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY CONTINUATION PREMIUM AMOUNT - The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed policy continuation provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY DATA PAGE(S) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insureds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY DATE - The date the policy takes effect as shown on the Policy Data
   Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  PREMIUM LOAD - The aggregate of the sales load and premium tax charges.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SPECIFIED AMOUNT - The dollar or face amount of insurance coverage the owner selects, including any supplemental coverage.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  SUB-ACCOUNTS - The mechanism we use to account for your allocations of Net
   Premium and Cash Value among the policy's variable investment options.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  US, WE, OUR or the COMPANY - Nationwide Life Insurance Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  YOU, YOUR or the POLICY OWNER OR OWNER - The person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

OUTSIDE BACK COVER PAGE

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life Insurance Company, One Nationwide Plaza, RR1-04-D4, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-8301.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                                  (REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                         One Nationwide Plaza, RR1-04-D4
                             Columbus, OH 43215-2220
                                 1-800-547-7548
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



This Statement of Additional Information ("SAI") contains additional information regarding the last survivor flexible premium variable universal life insurance policy offered by us, Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2005 and the prospectuses for the available Sub-Account Portfolios. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2005.



                                     SAI-1

                                TABLE OF CONTENTS

NATIONWIDE LIFE INSURANCE COMPANY

NATIONWIDE VLI SEPARATE ACCOUNT-4

NATIONWIDE INVESTMENT SERVICES CORPORATION

SERVICES

UNDERWRITING PROCEDURE

ILLUSTRATIONS

ADVERTISING

TAX DEFINITION OF LIFE INSURANCE

FINANCIAL STATEMENTS















                                     SAI-2

NATIONWIDE LIFE INSURANCE COMPANY


We are a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.

NATIONWIDE VLI SEPARATE ACCOUNT-4

Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on December 3, 1987 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation
(NISC), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. (NASD). Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 75% of the target premium plus 5% of any Premium payments in excess of the target premium. The target premium is used to determine the amount of commissions paid to the producer for a given policy. We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual Premium payment, and that will not exceed 2% in policy years 11 and thereafter.

We have paid no underwriting commissions to NISC for each of this separate account's last three fiscal years.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.


We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as



                                     SAI-3
maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. We also act as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only those funds that agree to pay us a fee will be offered in the policy. Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon each Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). The mortality table is sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. We may deduct a "flat extra," which is an additional constant charge per $1,000 of Specified Amount for certain activities or medical conditions of the Insureds. We apply that same flat extra to all Insureds who engage in the same activity or have the same medical condition, irrespective of sex, issue age, underwriting class, or any substandard ratings.

The rate class of an insured may affect the cost of insurance rate. We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. Decreases may be reflected in the cost of insurance rate, as discussed earlier. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.


ILLUSTRATIONS


Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the Insureds' ages and premium classes, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested. We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.



                                     SAI-4

ADVERTISING


Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

MONEY MARKET YIELDS

We may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The tables below show the numeric requirements for each test.

                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                  TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE
-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
-----------------------------------------
       0-40                 250%
-----------------------------------------
-----------------------------------------
         41                 243%
-----------------------------------------
-----------------------------------------
         42                 236%
-----------------------------------------
-----------------------------------------
         43                 229%
-----------------------------------------
-----------------------------------------
         44                 222%
-----------------------------------------
-----------------------------------------
         45                 215%
-----------------------------------------
-----------------------------------------
         46                 209%
-----------------------------------------
-----------------------------------------
         47                 203%
-----------------------------------------
-----------------------------------------
         48                 197%
-----------------------------------------
-----------------------------------------
         49                 191%
-----------------------------------------
-----------------------------------------
         50                 185%
-----------------------------------------
-----------------------------------------





                                     SAI-5

-----------------------------------------
  ATTAINED AGE OF    PERCENTAGE OF CASH
  YOUNGER INSURED           VALUE
-----------------------------------------
         51                 178%
-----------------------------------------
-----------------------------------------
         52                 171%
-----------------------------------------
-----------------------------------------
         53                 164%
-----------------------------------------
-----------------------------------------
         54                 157%
-----------------------------------------
-----------------------------------------
         55                 150%
-----------------------------------------
-----------------------------------------
         56                 146%
-----------------------------------------
-----------------------------------------
         57                 142%
-----------------------------------------
-----------------------------------------
         58                 138%
-----------------------------------------
-----------------------------------------
         59                 134%
-----------------------------------------
-----------------------------------------
         60                 130%
-----------------------------------------
-----------------------------------------
         61                 128%
-----------------------------------------
-----------------------------------------
         62                 126%
-----------------------------------------
-----------------------------------------
         63                 124%
-----------------------------------------
-----------------------------------------
         64                 122%
-----------------------------------------
-----------------------------------------
         65                 120%
-----------------------------------------
-----------------------------------------
         66                 119%
-----------------------------------------
-----------------------------------------
         67                 118%
-----------------------------------------
-----------------------------------------
         68                 117%
-----------------------------------------
-----------------------------------------
         69                 116%
-----------------------------------------
-----------------------------------------
         70                 115%
-----------------------------------------
-----------------------------------------
         71                 113%
-----------------------------------------
-----------------------------------------
         72                 111%
-----------------------------------------
-----------------------------------------
         73                 109%
-----------------------------------------
-----------------------------------------
         74                 107%
-----------------------------------------
-----------------------------------------
         75                 105%
-----------------------------------------
-----------------------------------------
         76                 105%
-----------------------------------------
-----------------------------------------
         77                 105%
-----------------------------------------
-----------------------------------------
         78                 105%
-----------------------------------------
-----------------------------------------
         79                 105%
-----------------------------------------
-----------------------------------------
         80                 105%
-----------------------------------------
-----------------------------------------
         81                 105%
-----------------------------------------
-----------------------------------------
         82                 105%
-----------------------------------------
-----------------------------------------
         83                 105%
-----------------------------------------
-----------------------------------------
         84                 105%
-----------------------------------------
-----------------------------------------
         85                 105%
-----------------------------------------
-----------------------------------------
         86                 105%
-----------------------------------------
-----------------------------------------
         87                 105%
-----------------------------------------
-----------------------------------------
         88                 105%
-----------------------------------------
-----------------------------------------
         89                 105%
-----------------------------------------
-----------------------------------------
         90                 105%
-----------------------------------------
-----------------------------------------
         91                 104%
-----------------------------------------
-----------------------------------------
         92                 103%
-----------------------------------------
-----------------------------------------
         93                 102%
-----------------------------------------
-----------------------------------------
         94                 101%
-----------------------------------------
-----------------------------------------
         95                 101%
-----------------------------------------
-----------------------------------------
         96                 101%
-----------------------------------------
-----------------------------------------
         97                 101%
-----------------------------------------
-----------------------------------------
         98                 101%
-----------------------------------------
-----------------------------------------
         99                 101%
-----------------------------------------
-----------------------------------------
        100                 100%
-----------------------------------------






                                     SAI-6

                          Cash Value Accumulation Test
     The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code
     Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.

     The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55 and a female non-tobacco preferred issue age 55.

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         1                  302%
----------------------------------------
----------------------------------------
         2                  290%
----------------------------------------
----------------------------------------
         3                  279%
----------------------------------------
----------------------------------------
         4                  269%
----------------------------------------
----------------------------------------
         5                  259%
----------------------------------------
----------------------------------------
         6                  249%
----------------------------------------
----------------------------------------
         7                  240%
----------------------------------------
----------------------------------------
         8                  231%
----------------------------------------
----------------------------------------
         9                  223%
----------------------------------------
----------------------------------------
         10                 215%
----------------------------------------
----------------------------------------
         11                 207%
----------------------------------------
----------------------------------------
         12                 200%
----------------------------------------
----------------------------------------
         13                 193%
----------------------------------------
----------------------------------------
         14                 186%
----------------------------------------
----------------------------------------
         15                 180%
----------------------------------------
----------------------------------------
         16                 174%
----------------------------------------
----------------------------------------
         17                 169%
----------------------------------------
----------------------------------------
         18                 164%
----------------------------------------
----------------------------------------
         19                 159%
----------------------------------------
----------------------------------------
         20                 154%
----------------------------------------
----------------------------------------
         21                 150%
----------------------------------------
----------------------------------------
         22                 146%
----------------------------------------
----------------------------------------
         23                 142%
----------------------------------------
----------------------------------------
         24                 139%
----------------------------------------
----------------------------------------
         25                 136%
----------------------------------------
----------------------------------------
         26                 133%
----------------------------------------
----------------------------------------
         27                 130%
----------------------------------------
----------------------------------------
         28                 127%
----------------------------------------
----------------------------------------
         29                 125%
----------------------------------------
----------------------------------------
         30                 123%
----------------------------------------
----------------------------------------
         31                 121%
----------------------------------------
----------------------------------------
         32                 119%
----------------------------------------
----------------------------------------
         33                 118%
----------------------------------------
----------------------------------------
         34                 116%
----------------------------------------
----------------------------------------
         35                 115%
----------------------------------------
----------------------------------------
         36                 113%
----------------------------------------
----------------------------------------
        37                 112%
----------------------------------------


                                     SAI-7

----------------------------------------
       POLICY          PERCENTAGE OF
        YEAR             CASH VALUE
----------------------------------------
----------------------------------------
         38                 111%
----------------------------------------
----------------------------------------
         39                 110%
----------------------------------------
----------------------------------------
         40                 108%
----------------------------------------
----------------------------------------
         41                 107%
----------------------------------------
----------------------------------------
         42                 106%
----------------------------------------
----------------------------------------
         43                 104%
----------------------------------------
----------------------------------------
         44                 103%
----------------------------------------
----------------------------------------
         45                 102%
----------------------------------------




















                                     SAI-8

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide VLI Separate Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2004

Assets:
 Investments at fair value:
  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
    542,954 shares (cost $5,940,249) .................................................   $  6,428,574
  AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
    33,540 shares (cost $696,620) ....................................................        761,026
  AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
    232,046 shares (cost $3,001,201) .................................................      3,406,429
  AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)
    183,842 shares (cost $3,489,370) .................................................      3,634,550
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
    625,145 shares (cost $13,178,533) ................................................     15,053,490
  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A (AlVPSmCapVA)
    177,050 shares (cost $2,669,485) .................................................      2,981,530
  American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
    4,159,629 shares (cost $23,766,795) ..............................................     30,448,486
  American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
    474,221 shares (cost $4,940,081) .................................................      5,003,027
  American Century VP - International Fund - Class I (ACVPInt)
    7,410,584 shares (cost $43,966,927) ..............................................     54,467,791
  American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
    612,131 shares (cost $5,664,088) .................................................      6,219,256
  American Century VP - Value Fund - Class I (ACVPVal)
    7,753,351 shares (cost $53,360,551) ..............................................     67,841,825
  Baron Capital Funds Trust - Baron Capital Asset Fund:Insurance Shares (BCFTCpAsset)
    458,109 shares (cost $10,649,202) ................................................     12,391,853
  Calvert VS - Social Equity Portfolio (CVSSoEq)
    6,246 shares (cost $98,120) ......................................................        105,813
  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
    81,516 shares (cost $677,843) ....................................................        908,906
  Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
    183,570 shares (cost $1,456,545) .................................................      1,844,874
  Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
    164,377 shares (cost $2,022,400) .................................................      2,202,652
  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)
    75,821 shares (cost $1,230,545) ..................................................      1,335,969
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
    1,384,364 shares (cost $19,642,507) ..............................................     21,582,234
  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
    667,763 shares (cost $16,522,280) ................................................     16,807,601
  Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
    11,870,555 shares (cost $320,242,824) ............................................    366,681,451
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
    901,578 shares (cost $28,745,194) ................................................     32,060,119

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
  21,856 shares (cost $846,212) ..........................................................   $    908,123
Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
  2,008,105 shares (cost $27,618,249) ....................................................     31,828,458
Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
  15,023 shares (cost $275,202) ..........................................................        310,531
Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
  62,458 shares (cost $344,710) ..........................................................        364,129
Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
  8,172,393 shares (cost $92,972,356) ....................................................     95,371,826
Fidelity/(R)/VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
  3,975,584 shares (cost $82,285,882) ....................................................    100,502,772
Fidelity/(R)/VIP - Growth Portfolio - Service Class (FidVIPGrS)
  3,598,124 shares (cost $109,085,851) ...................................................    114,708,199
Fidelity/(R)/VIP - High Income Portfolio - Service Class (FidVIPHIS)
  5,024,434 shares (cost $32,006,506) ....................................................     35,020,306
Fidelity/(R)/VIP - Overseas Portfolio - Service Class (FidVIPOvS)
  2,463,192 shares (cost $36,824,470) ....................................................     42,958,076
Fidelity/(R)/VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
  4,477,514 shares (cost $92,009,248) ....................................................    118,788,457
Fidelity/(R)/VIP II - Investment Grade Bond Portfolio:Service Class (FidVIPIGBdS)
  284,702 shares (cost $3,687,087) .......................................................      3,752,376
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
  1,047,556 shares (cost $14,891,569) ....................................................     16,813,268
Fidelity/(R)/VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
  251,969 shares (cost $6,514,520) .......................................................      7,576,718
Fidelity/(R)/VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
  428,765 shares (cost $5,505,027) .......................................................      6,041,295
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
  490,511 shares (cost $8,055,335) .......................................................      8,706,573
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
  248,236 shares (cost $3,396,085) .......................................................      3,934,544
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
  838,496 shares (cost $10,139,528) ......................................................     12,032,424
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
  283,939 shares (cost $3,579,142) .......................................................      4,125,638
Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
  1,026,355 shares (cost $9,496,948) .....................................................     11,833,870
Gartmore GVIT Dreyfus International Value Fund - Class I (GVITDryIntVal)
  302,783 shares (cost $4,264,475) .......................................................      4,717,358
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
  3,974,186 shares (cost $53,046,041) ....................................................     65,971,486
Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
  1,032,951 shares (cost $10,755,590) ....................................................     11,186,863
Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
  4,829,171 shares (cost $38,490,033) ....................................................     39,599,205
Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
  233,959 shares (cost $2,798,058) .......................................................      2,999,352

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
  464,398 shares (cost $4,794,708) ...........................................   $   4,964,414
Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
  2,710,389 shares (cost $10,205,033) ........................................      10,489,207
Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
  249,754 shares (cost $2,591,043) ...........................................       2,812,235
Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
  12,027,622 shares (cost $146,572,714) ......................................     139,760,968
Gartmore GVIT Growth Fund - Class I (GVITGrowth)
  1,482,290 shares (cost $13,806,610) ........................................      15,949,437
Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
  1,137,197 shares (cost $11,554,240) ........................................      13,100,509
Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
  780,355 shares (cost $7,955,942) ...........................................       8,154,711
Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
  2,901,423 shares (cost $29,436,961) ........................................      32,670,021
Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
  3,136,376 shares (cost $31,861,290) ........................................      36,131,055
Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
  1,274,789 shares (cost $12,922,587) ........................................      13,907,950
Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
  261,843 shares (cost $1,685,258) ...........................................       1,874,798
Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal)
  2,101,092 shares (cost $17,928,708) ........................................      20,968,897
Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
  1,184,195 shares (cost $24,337,096) ........................................      29,296,976
Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
  127,031,630 shares (cost $127,031,630) .....................................     127,031,630
Gartmore GVIT Money Market Fund:Class V (GVITMyMkt5)
  397,213,825 shares (cost $397,213,825) .....................................     397,213,825
Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
  21,879,179 shares (cost $201,691,450) ......................................     243,515,259
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
  50,778 shares (cost $620,044) ..............................................         699,716
Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
  1,956,921 shares (cost $25,027,360) ........................................      28,786,310
Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
  7,360,818 shares (cost $72,656,190) ........................................      92,893,526
Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
  3,904,696 shares (cost $73,610,384) ........................................      89,651,814
Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
  353,235 shares (cost $3,706,771) ...........................................       4,083,392
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
  1,409,145 shares (cost $13,816,402) ........................................      14,091,448
Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
  465,407 shares (cost $3,792,816) ...........................................       5,017,083
Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
  2,479,854 shares (cost $34,798,347) ........................................      37,892,169

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

Janus AS - Balanced Portfolio - Service Shares (JanBal)
  326,874 shares (cost $7,641,038) ...........................................   $   8,250,298
Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  1,740,451 shares (cost $33,395,230) ........................................      42,449,589
Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  4,007,720 shares (cost $12,822,704) ........................................      14,227,407
Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  1,527,028 shares (cost $30,728,435) ........................................      41,138,140
Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
  25,029 shares (cost $335,351) ..............................................         340,150
MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
  285,330 shares (cost $2,517,450) ...........................................       2,713,487
MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
  84,802 shares (cost $917,019) ..............................................       1,028,644
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
  181,846 shares (cost $2,339,097) ...........................................       2,514,928
Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
  907,245 shares (cost $10,853,236) ..........................................      14,670,156
Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  266,496 shares (cost $3,514,082) ...........................................       3,416,474
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/- I Class (NBAMTMCGr)
  2,435,948 shares (cost $32,568,686) ........................................      43,432,944
Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  1,210,134 shares (cost $17,467,752) ........................................      22,169,660
Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
  42,349 shares (cost $522,481) ..............................................         592,469
One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
  156,300 shares (cost $2,423,680) ...........................................       2,761,829
One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)
  74,688 shares (cost $1,066,746) ............................................       1,181,564
Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
  1,485,993 shares (cost $50,126,704) ........................................      65,339,110
Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
  3,914,777 shares (cost $127,938,583) .......................................     144,807,590
Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
  2,044,874 shares (cost $45,933,804) ........................................      60,344,220
Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
  361,185 shares (cost $3,062,488) ...........................................       3,178,430
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)
  2,036,586 shares (cost $35,221,955) ........................................      42,442,446
Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class (OppMSSmCap)
  115,537 shares (cost $1,595,311) ...........................................       1,854,372
PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAsset)
  23,728 shares (cost $277,918) ..............................................         275,714
PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
  4,655,465 shares (cost $47,935,816) ........................................      47,951,292
PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
  1,453,864 shares (cost $18,598,639) ........................................      18,783,919

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

    PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
      6,558,848 shares (cost $68,584,932) ................................   $    68,933,493
    Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)
      739,295 shares (cost $8,491,906) ...................................         8,627,574
    Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc)
      37,890 shares (cost $871,396) ......................................           963,918
    Putnam VT - International Equity Fund - IB Shares (PVTIntEq)
      108,718 shares (cost $1,397,687) ...................................         1,599,244
    Putnam VT - Voyager II Fund - IB Shares (PVTVoyII)
      12,294 shares (cost $314,423) ......................................           334,410
    Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
      2,325,853 shares (cost $26,017,200) ................................        26,747,306
    Strong Opportunity Fund II, Inc.(StOpp2)
      1,658,616 shares (cost $27,422,077) ................................        37,235,925
    T.Rowe Price Equity Income Portfolio II (TRowEqInc2)
      2,225,283 shares (cost $44,454,160) ................................        49,646,068
    T.Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
      1,378,384 shares (cost $27,588,065) ................................        32,267,972
    T.Rowe Price New America Growth Portfolio (TRowNewAmG)
      134,931 shares (cost $2,620,250) ...................................         2,624,410
    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      983,031 shares (cost $11,357,847) ..................................        14,951,903
    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      536,456 shares (cost $8,128,456) ...................................         9,849,324
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
      47,040 shares (cost $541,071) ......................................           543,781
    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
      1,126,341 shares (cost $9,545,980) .................................        10,013,176
    Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
      431,370 shares (cost $3,694,601) ...................................         4,468,996
    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      2,930,950 shares (cost $41,849,702) ................................        60,025,862
                                                                             ---------------
        Total Investments ................................................     3,677,874,847
  Accounts Receivable ....................................................            21,512
                                                                             ---------------
        Total Assets .....................................................     3,677,896,359
Accounts Payable .........................................................                 -
                                                                             ---------------
Contract Owners Equity (note 7) ..........................................   $ 3,677,896,359
                                                                             ===============


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                                            Total         AIMBValue    AIMCapAp     AIMCapDev
                                                                        -------------    -----------   ---------   ----------
Investment activity:
  Reinvested dividends ..............................................   $  45,357,262             -           -             -
  Mortality and expense risk charges (note 3) .......................      (5,406,617)       (8,019)       (221)       (3,040)
                                                                        -------------       -------      ------       -------
    Net investment income (loss) ....................................      39,950,645        (8,019)       (221)       (3,040)
                                                                        -------------       -------      ------       -------
  Proceeds from mutual fund shares sold .............................     905,965,631     1,846,045     102,975     1,510,592
  Cost of mutual fund shares sold ...................................    (856,142,552)   (1,656,639)    (93,026)   (1,498,044)
                                                                        -------------       -------      ------       -------
    Realized gain (loss) on investments .............................      49,823,079       189,406       9,949        12,548
  Change in unrealized gain (loss) on investments ...................     199,826,035       327,981      38,984       386,257
                                                                        -------------       -------      ------       -------
    Net gain (loss) on investments ..................................     249,649,114       517,387      48,933       398,805
                                                                        -------------       -------      ------       -------
  Reinvested capital gains ..........................................      35,288,570             -           -             -
                                                                        -------------       -------      ------       -------
    Net increase (decrease) in contract owners' equity resulting from
     operations ......................................................  $ 324,888,329       509,368      48,712       395,765
                                                                        =============       =======      ======       =======
                                                                             AIMIntGr    AIVPGrIncA    AIVPSmCapVA    ACVPIncGr
                                                                             --------    ----------    -----------    ---------
Investment activity:
  Reinvested dividends ..............................................         12,258        119,414          1,854      396,134
  Mortality and expense risk charges (note 3) .......................         (1,302)       (32,310)          (761)     (25,542)
                                                                             -------      ---------        -------    ---------
    Net investment income (loss) ....................................         10,956         87,104          1,093      370,592
                                                                             -------      ---------        -------    ---------
  Proceeds from mutual fund shares sold .............................          3,848      2,041,656        377,088    7,636,249
  Cost of mutual fund shares sold ...................................         (3,457)    (1,603,534)      (334,458)  (6,932,446)
                                                                             -------      ---------        -------    ---------
    Realized gain (loss) on investments .............................            391        438,122         42,630      703,803
  Change in unrealized gain (loss) on investments ...................        145,180        906,896        282,003    2,633,065
                                                                             -------      ---------        -------    ---------
    Net gain (loss) on investments ..................................        145,571      1,345,018        324,633    3,336,868
                                                                             -------      ---------        -------    ---------
  Reinvested capital gains ..........................................              -              -         23,850            -
                                                                             -------      ---------        -------    ---------
    Net increase (decrease) in contract owners' equity resulting from
     operations ......................................................       156,527      1,432,122        349,576    3,707,460
                                                                             =======      =========        =======    =========

                                                                        ACVPInflaPro      ACVPInt      ACVPUltra       ACVPVal
                                                                        ------------   -----------     ----------     ----------
Investment activity:
  Reinvested dividends ..............................................   $    94,088        306,684              -        594,424
  Mortality and expense risk charges (note 3) .......................          (348)       (91,317)        (8,604)       (62,821)
                                                                        -----------    -----------     ----------     ----------
    Net investment income (loss) ....................................        93,740        215,367         (8,604)       531,603
                                                                        -----------    -----------     ----------     ----------

  Proceeds from mutual fund shares sold .............................     1,080,240     27,120,152      1,984,255     10,377,107
  Cost of mutual fund shares sold ...................................    (1,049,110)   (22,008,522)    (1,799,432)    (7,880,755)
                                                                        -----------    -----------     ----------     ----------
    Realized gain (loss) on investments .............................        31,130      5,111,630        184,823      2,496,352
  Change in unrealized gain (loss) on investments ...................        46,422      2,490,588        316,934      4,817,950
                                                                        -----------    -----------     ----------     ----------
    Net gain (loss) on investments ..................................        77,552      7,602,218        501,757      7,314,302
                                                                        -----------    -----------     ----------     ----------
  Reinvested capital gains ..........................................         1,234              -              -        461,102
                                                                        -----------    -----------     ----------     ----------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................   $   172,526      7,817,585        493,153      8,307,007
                                                                        ===========      =========        =======      =========
                                                                        BCFTCpAsset      CVSSoEq        CSGPVen       CSIntFoc
                                                                        -----------    ----------      ---------      ---------
Investment activity:
  Reinvested dividends ..............................................            -             76              -         16,674
  Mortality and expense risk charges (note 3) .......................      (18,648)          (352)          (660)          (462)
                                                                        ----------     ----------      ---------      ---------
    Net investment income (loss) ....................................      (18,648)          (276)          (660)        16,212
                                                                        ----------     ----------      ---------      ---------
  Proceeds from mutual fund shares sold .............................    3,094,371        113,917        253,948        329,218
  Cost of mutual fund shares sold ...................................   (2,587,786)      (111,659)      (246,882)      (295,815)
                                                                        ----------     ----------      ---------      ---------
    Realized gain (loss) on investments .............................      506,585          2,258          7,066         33,403
  Change in unrealized gain (loss) on investments ...................    1,312,809          5,916        140,405        195,608
                                                                        ----------     ----------      ---------      ---------
    Net gain (loss) on investments ..................................    1,819,394          8,174        147,471        229,011
                                                                        ----------     ----------      ---------      ---------
  Reinvested capital gains ..........................................            -              -              -              -
                                                                        ----------     ----------      ---------      ---------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................    1,800,746          7,898        146,811        245,223
                                                                        ==========     ==========      =========      =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                                          CSLCapV        DryEuroEq  DryMidCapStS    DrySmCapIxS
                                                                        -----------      ---------  ------------    -----------
Investment activity:
  Reinvested dividends ..............................................   $    23,688              -         4,634         80,066
  Mortality and expense risk charges (note 3) .......................        (3,383)             -        (2,808)       (18,634)
                                                                        -----------      ---------  ------------    -----------
    Net investment income (loss) ....................................        20,305              -         1,826         61,432
                                                                        -----------      ---------  ------------    -----------
  Proceeds from mutual fund shares sold .............................     3,634,756              -     2,357,356      6,179,625
  Cost of mutual fund shares sold ...................................    (3,284,017)             -    (2,311,781)    (5,068,471)
                                                                        -----------      ---------  ------------    -----------
    Realized gain (loss) on investments .............................       350,739              -        45,575      1,111,154
  Change in unrealized gain (loss) on investments ...................        (3,491)             1        89,191      1,150,304
                                                                        -----------      ---------  ------------    -----------
    Net gain (loss) on investments ..................................       347,248              1       134,766      2,261,458
                                                                        -----------      ---------  ------------    -----------
  Reinvested capital gains ..........................................             -              -        30,048        451,800
                                                                        -----------      ---------  ------------    -----------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................   $   367,553              1       166,640      2,774,690
                                                                        ===========      =========  ============    ===========
                                                                         DrySRGro       DryStkIx       DryVIFApp     DryVIFDevLd
                                                                        ----------     ----------      ---------     ----------
Investment activity:
  Reinvested dividends ..............................................       64,846      6,475,060        526,142          1,706
  Mortality and expense risk charges (note 3) .......................       (5,543)      (564,831)       (47,493)          (201)
                                                                        ----------    -----------     ----------       --------
    Net investment income (loss) ....................................       59,303      5,910,229        478,649          1,505
                                                                        ----------    -----------     ----------       --------
  Proceeds from mutual fund shares sold .............................    1,343,891     65,411,376      6,796,002        118,878
  Cost of mutual fund shares sold ...................................   (1,721,175)   (71,619,402)    (6,743,327)      (106,919)
                                                                        ----------    -----------     ----------       --------
    Realized gain (loss) on investments .............................     (377,284)    (6,208,026)        52,675         11,959
  Change in unrealized gain (loss) on investments ...................    1,291,946     36,690,781      1,045,381         51,923
                                                                        ----------    -----------     ----------       --------
    Net gain (loss) on investments ..................................      914,662     30,482,755      1,098,056         63,882
                                                                        ----------    -----------     ----------       --------
  Reinvested capital gains ..........................................            -              -              -              -
                                                                        ----------    -----------     ----------       --------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................      973,965     36,392,984      1,576,705         65,387
                                                                        ==========    ===========     ==========       ========

                                                                        DryVIFIntVal     FedAmLead       FedCapAp      FedQualBd
                                                                        ------------     ---------       --------      ---------
Investment activity:
  Reinvested dividends ..............................................   $    324,814         2,634            764      3,576,416
  Mortality and expense risk charges (note 3) .......................        (69,212)          (74)          (106)      (167,907)
                                                                        ------------     ---------         ------      ---------
    Net investment income (loss) ....................................        255,602         2,560            658      3,408,509
                                                                        ------------     ---------         ------      ---------
  Proceeds from mutual fund shares sold .............................      8,696,717        26,030         24,052     10,348,349
  Cost of mutual fund shares sold ...................................     (6,721,450)      (22,377)       (21,714)    (9,990,708)
                                                                        ------------     ---------         ------      ---------
    Realized gain (loss) on investments .............................      1,975,267         3,653          2,338        357,641
  Change in unrealized gain (loss) on investments ...................      2,535,712        18,422         12,662     (1,501,593)
                                                                        ------------     ---------         ------      ---------
    Net gain (loss) on investments ..................................      4,510,979        22,075         15,000     (1,143,952)
                                                                        ------------     ---------         ------      ---------
  Reinvested capital gains ..........................................        477,666             -              -        784,976
                                                                        ------------     ---------         ------      ---------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................   $  5,244,247        24,635         15,658      3,049,533
                                                                        ============     =========         ======      =========

                                                                          FidVIPEIS     FidVIPGrS       FidVIPHIS     FidVIPOvS
                                                                        -----------    -----------     ----------    -----------
Investment activity:
  Reinvested dividends ..............................................     1,266,828        180,204      2,135,602        359,718
  Mortality and expense risk charges (note 3) .......................      (131,389)      (149,383)       (26,193)       (53,304)
                                                                        -----------    -----------     ----------    -----------
    Net investment income (loss) ....................................     1,135,439         30,821      2,109,409        306,414
                                                                        -----------    -----------     ----------    -----------
  Proceeds from mutual fund shares sold .............................    16,955,361     18,514,234      6,672,329     16,239,064
  Cost of mutual fund shares sold ...................................   (16,223,665)   (24,930,436)    (5,643,809)   (13,287,666)
                                                                        -----------    -----------     ----------    -----------
    Realized gain (loss) on investments .............................       731,696     (6,416,202)     1,028,520      2,951,398
  Change in unrealized gain (loss) on investments ...................     7,762,067      9,944,558       (787,461)     1,320,701
                                                                        -----------    -----------     ----------    -----------
    Net gain (loss) on investments ..................................     8,493,763      3,528,356        241,059      4,272,099
                                                                        -----------    -----------     ----------    -----------
  Reinvested capital gains ..........................................       320,432              -              -              -
                                                                        -----------    -----------     ----------    -----------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................     9,949,634      3,559,177      2,350,468      4,578,513
                                                                        ===========    ===========     ==========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                        FidVIPConS      FidVIPIGBdS     FidVIPGrOpS     FidVIPMCapS
                                                       ------------     -----------     -----------     -----------
Investment activity:
  Reinvested dividends .............................   $    255,594          35,184          78,276               -
  Mortality and expense risk charges (note 3) ......       (147,400)           (636)        (12,972)         (1,265)
                                                       ------------     -----------      ----------      ----------
    Net investment income (loss) ...................        108,194          34,548          65,304          (1,265)
                                                       ------------     -----------      ----------      ----------

  Proceeds from mutual fund shares sold ............     21,304,702       1,276,713       3,361,084       1,461,252
  Cost of mutual fund shares sold ..................    (18,367,721)     (1,317,912)     (3,819,471)     (1,333,264)
                                                       ------------     -----------      ----------      ----------
    Realized gain (loss) on investments ............      2,936,981         (41,199)       (458,387)        127,988
  Change in unrealized gain (loss) on investments ..     12,911,537          54,096       1,497,336         963,441
                                                       ------------     -----------      ----------      ----------
    Net gain (loss) on investments .................     15,848,518          12,897       1,038,949       1,091,429
                                                       ------------     -----------      ----------      ----------
  Reinvested capital gains .........................              -          24,872               -               -
                                                       ------------     -----------      ----------      ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............   $ 15,956,712          72,317       1,104,253       1,090,164
                                                       ============     ===========       =========       =========
                                                       FidVIPValS     FrVIPRisDiv    FTVIPSmCpVal    FrVIPForSec2
                                                       ----------     -----------    ------------    -------------
Investment activity:
  Reinvested dividends .............................            -          39,048           4,276         123,166
  Mortality and expense risk charges (note 3) ......       (5,771)         (2,018)           (530)        (30,602)
                                                       ----------     -----------    ------------    -------------
    Net investment income (loss) ...................       (5,771)         37,030           3,746          92,564
                                                       ----------     -----------    ------------    -------------

  Proceeds from mutual fund shares sold ............    3,139,154       1,007,971         124,289       3,766,846
  Cost of mutual fund shares sold ..................   (2,733,715)       (889,648)       (110,862)     (2,567,047)
                                                       ----------     -----------    ------------    -------------
    Realized gain (loss) on investments ............      405,439         118,323          13,427       1,199,799
  Change in unrealized gain (loss) on investments ..      178,029         473,356         493,415         711,656
                                                       ----------     -----------    ------------    -------------
    Net gain (loss) on investments .................      583,468         591,679         506,842       1,911,455
                                                       ----------     -----------    ------------    -------------
  Reinvested capital gains .........................       11,920          70,156               -               -
                                                       ----------     -----------    ------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............      589,617         698,865         510,588       2,004,019
                                                       ==========     ===========    ============    =============

                                                        FrVIPForSec        GVITCVal    GVITDryIntVal   GVITDMidCapI
                                                       ------------       ---------    ------------    ------------
Investment activity:
  Reinvested dividends .............................   $     27,532         125,030          35,118         320,476
  Mortality and expense risk charges (note 3) ......           (866)         (8,411)           (322)        (94,204)
                                                       ------------       ---------    ------------    ------------
    Net investment income (loss) ...................         26,666         116,619          34,796         226,272
                                                       ------------       ---------    ------------    ------------

  Proceeds from mutual fund shares sold ............        403,296       1,897,324         774,050       7,925,906
  Cost of mutual fund shares sold ..................       (353,321)     (1,368,498)       (735,289)     (6,804,561)
                                                       ------------       ---------    ------------    ------------
    Realized gain (loss) on investments ............         49,975         528,826          38,761       1,121,345
  Change in unrealized gain (loss) on investments ..        469,226         911,636         430,051       5,605,147
                                                       ------------       ---------    ------------    ------------
    Net gain (loss) on investments .................        519,201       1,440,462         468,812       6,726,492
                                                       ------------       ---------    ------------    ------------
  Reinvested capital gains .........................              -               -               -       1,548,608
                                                       ------------       ---------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............   $    545,867       1,557,081         503,608       8,501,372
                                                       ============       =========    ============    ============
                                                       GVITEmMrkts      GVITFHiInc      GVITGlFin1      GVITGlHlth
                                                       -----------      ----------      ----------      ----------
Investment activity:
  Reinvested dividends .............................       100,932       2,611,258          38,454               -
  Mortality and expense risk charges (note 3) ......       (12,126)        (46,688)         (4,578)         (4,552)
                                                       -----------      ----------      ----------      ----------
    Net investment income (loss) ...................        88,806       2,564,570          33,876          (4,552)
                                                       -----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold ............     9,008,834      16,711,804       1,724,726       1,925,072
  Cost of mutual fund shares sold ..................    (8,185,442)    (15,461,612)     (1,538,005)     (1,955,351)
                                                       -----------      ----------      ----------      ----------
    Realized gain (loss) on investments ............       823,392       1,250,192         186,721         (30,279)
  Change in unrealized gain (loss) on investments ..      (626,920)       (471,186)        115,389         298,651
                                                       -----------      ----------      ----------      ----------
    Net gain (loss) on investments .................       196,472         779,006         302,110         268,372
                                                       -----------      ----------      ----------      ----------
  Reinvested capital gains .........................       869,916               -         171,722          17,644
                                                       -----------      ----------      ----------      ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............     1,155,194       3,343,576         507,708         281,464
                                                       ===========      ==========      ==========      ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                      GVITGlTech     GVITGlUtl1      GVITGvtBd     GVITGrowth
                                                      ----------     ----------      ---------     ----------
Investment activity:
  Reinvested dividends ...........................   $         -         22,294      7,860,238         49,742
  Mortality and expense risk charges (note 3) ....        (9,080)        (1,487)      (321,800)        (2,810)
                                                      ----------     ----------      ---------     ----------
   Net investment income (loss) .................        (9,080)        20,807      7,538,438         46,932
                                                      ----------     ----------      ---------     ----------

  Proceeds from mutual fund shares sold ..........     5,314,588        740,960     46,930,976      1,527,020
  Cost of mutual fund shares sold ................    (4,703,020)      (632,244)   (45,971,366)    (1,897,495)
                                                      ----------     ----------      ---------     ----------
    Realized gain (loss) on investments ..........       611,568        108,716        959,610       (370,475)
  Change in unrealized gain (loss) on investments       (347,539)       165,443     (6,769,675)     1,543,358
                                                      ----------     ----------      ---------     ----------
    Net gain (loss) on investments ...............       264,029        274,159     (5,810,065)     1,172,883
                                                      ----------     ----------      ---------     ----------
  Reinvested capital gains .......................             -        117,478      2,833,814              -
                                                      ----------     ----------      ---------     ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $   254,949        412,444      4,562,187      1,219,815
                                                      ==========     ==========      =========     ==========
                                                     GVITIDAgg      GVITIDCon      GVITIDMod   GVITIDModAgg
                                                     ---------      ---------      ---------   ------------
Investment activity:
  Reinvested dividends ...........................     170,360        154,844        545,606        511,866
  Mortality and expense risk charges (note 3) ....      (4,741)        (5,632)       (27,058)       (21,458)
                                                     ---------      ---------      ---------   ------------
   Net investment income (loss) .................     165,619        149,212        518,548        490,408
                                                     ---------      ---------      ---------   ------------

  Proceeds from mutual fund shares sold ..........     732,804      1,016,488      1,702,702      2,024,376
  Cost of mutual fund shares sold ................    (545,520)      (971,485)    (1,371,307)    (1,543,871)
                                                     ---------      ---------      ---------   ------------
    Realized gain (loss) on investments ..........     187,284         45,003        331,395        480,505
  Change in unrealized gain (loss) on investments      837,817         44,902      1,575,544      2,080,811
                                                     ---------      ---------      ---------   ------------
    Net gain (loss) on investments ...............   1,025,101         89,905      1,906,939      2,561,316
                                                     ---------      ---------      ---------   ------------
  Reinvested capital gains .......................     243,504         65,900        135,430        422,100
                                                     ---------      ---------      ---------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   1,434,224        305,017      2,560,917      3,473,824
                                                     =========      =========      =========   ============

                                                     GVITIDModCon      GVITIntGro       GVITJPBal     GVITSMdCpGr
                                                     ------------      ----------       ---------     -----------
Investment activity:
  Reinvested dividends ...........................   $    276,016          14,900         384,846               -
  Mortality and expense risk charges (note 3) ....        (14,727)         (1,849)        (19,471)        (14,726)
                                                     ------------      ----------       ---------     -----------
    Net investment income (loss) .................        261,289          13,051         365,375         (14,726)
                                                     ------------      ----------       ---------     -----------

  Proceeds from mutual fund shares sold ..........      1,477,076       1,835,913       4,640,648       4,381,628
  Cost of mutual fund shares sold ................     (1,298,444)     (1,572,812)     (4,463,724)     (3,477,837)
                                                     ------------      ----------       ---------     -----------
    Realized gain (loss) on investments ..........        178,632         263,101         176,924         903,791
  Change in unrealized gain (loss) on investments         325,139         (27,696)      1,096,457       1,889,603
                                                     ------------      ----------       ---------     -----------
    Net gain (loss) on investments ...............        503,771         235,405       1,273,381       2,793,394
                                                     ------------      ----------       ---------     -----------
  Reinvested capital gains .......................         82,536               -               -               -
                                                     ------------      ----------       ---------     -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $    847,596         248,456       1,638,756       2,778,668
                                                     ============      ==========       =========     ===========
                                                      GVITMyMkt      GVITMyMkt5       GVITNWFund        GVITLead
                                                     -----------    ------------      ----------        --------
Investment activity:
  Reinvested dividends ...........................     1,193,594       2,972,476       2,950,580           2,638
  Mortality and expense risk charges (note 3) ....      (101,131)       (767,256)       (198,603)           (545)
                                                     -----------    ------------      ----------        --------
    Net investment income (loss) .................     1,092,463       2,205,220       2,751,977           2,093
                                                     -----------    ------------      ----------        --------

  Proceeds from mutual fund shares sold ..........    95,832,837     146,257,702       5,917,087         274,487
  Cost of mutual fund shares sold ................   (95,832,837)   (146,257,702)     (5,811,509)       (250,438)
                                                     -----------    ------------      ----------        --------
    Realized gain (loss) on investments ..........             -               -         105,578          24,049
  Change in unrealized gain (loss) on investments              -               -      18,602,994          67,267
                                                     -----------    ------------      ----------        --------
    Net gain (loss) on investments ...............             -               -      18,708,572          91,316
                                                     -----------    ------------      ----------        --------
  Reinvested capital gains .......................             -               -               -           9,814
                                                     -----------    ------------      ----------        --------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............     1,092,463       2,205,220      21,460,549         103,223
                                                     ===========    ============      ==========        ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                  GVITNStrVal    GVITSmCapGr   GVITSmCapVal     GVITSmComp
                                                  -----------    -----------   ------------    -----------
Investment activity:
  Reinvested dividends ........................   $         -             -             184              -
  Mortality and expense risk charges (note 3) .          (458)       (27,171)      (122,308)      (174,098)
                                                  -----------    -----------   ------------    -----------
    Net investment income (loss) ..............          (458)       (27,171)      (122,124)      (174,098)
                                                  -----------    -----------   ------------    -----------

  Proceeds from mutual fund shares sold .......     2,058,564      5,626,780     14,699,696     20,752,533
  Cost of mutual fund shares sold .............    (1,569,247)    (4,217,380)   (12,375,207)   (16,481,454)
                                                  -----------    -----------   ------------    -----------
    Realized gain (loss) on investments .......       489,317      1,409,400      2,324,489      4,271,079
  Change in unrealized gain (loss) on
   investments .................................     (371,091)     1,674,218      5,004,439        660,494
                                                  -----------    -----------   ------------    -----------
    Net gain (loss) on investments ............       118,226      3,083,618      7,328,928      4,931,573
                                                  -----------    -----------   ------------    -----------
  Reinvested capital gains ....................             -              -      6,436,436     10,264,062
                                                  -----------    -----------   ------------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........   $   117,768      3,056,447     13,643,240     15,021,537
                                                  ===========    ===========   ============    ===========

                                                  GVITTGroFoc     GVITUSGro    GVITVKMultiSec   GVITWLead
                                                  -----------    -----------   --------------  -----------
Investment activity:
  Reinvested dividends ........................             -              -          856,552            -
  Mortality and expense risk charges (note 3) .          (302)        (3,470)         (37,140)      (1,131)
                                                  -----------    -----------   --------------  -----------
    Net investment income (loss) ..............          (302)        (3,470)         819,412       (1,131)
                                                  -----------    -----------   --------------  -----------

  Proceeds from mutual fund shares sold .......     1,425,363      5,127,199       15,514,154      767,032
  Cost of mutual fund shares sold .............    (1,331,929)    (5,502,391)     (14,793,062)    (611,954)
                                                  -----------    -----------   --------------  -----------
    Realized gain (loss) on investments .......        93,434       (375,192)         721,092      155,078
  Change in unrealized gain (loss) on
   investments .................................      (66,842)       578,925         (502,965)     451,020
                                                  -----------    -----------   --------------  -----------
    Net gain (loss) on investments ............        26,592        203,733          218,127      606,098
                                                  -----------    -----------   --------------  -----------
  Reinvested capital gains ....................             -        165,876                -            -
                                                  -----------    -----------   --------------  -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........        26,290        366,139        1,037,539      604,967
                                                  ===========    ===========   ==============  ===========


                                                     GSVITMidCap      JanBal        JanCapAp      JanGlTech
                                                     -----------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ...........................   $   206,880        172,114          9,912              -
  Mortality and expense risk charges (note 3) ....       (81,212)       (21,076)       (52,786)        (8,121)
                                                     -----------   ------------   ------------   ------------
    Net investment income (loss) .................       125,668        151,038        (42,874)        (8,121)
                                                     -----------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ..........     9,179,842      1,206,236     12,816,789      2,848,058
  Cost of mutual fund shares sold ................    (6,868,913)    (1,135,420)   (11,672,912)    (3,493,795)
                                                     -----------   ------------   ------------   ------------
    Realized gain (loss) on investments ..........     2,310,929         70,816      1,143,877       (645,737)
  Change in unrealized gain (loss) on investments      1,269,480        363,085      5,549,490        695,001
                                                     -----------   ------------   ------------   ------------
    Net gain (loss) on investments ...............     3,580,409        433,901      6,693,367         49,264
                                                     -----------   ------------   ------------   ------------
  Reinvested capital gains .......................     3,321,362              -              -              -
                                                     -----------   ------------   ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $ 7,027,439        584,939      6,650,493         41,143
                                                     ===========   ============   ============   ============

                                                      JanIntGro    JanRMgLgCap   MFSVITInvGrwI   MFSVITValIn
                                                     ----------    -----------   -------------   -----------
Investment activity:
  Reinvested dividends ...........................      317,940          3,688               -         2,758
  Mortality and expense risk charges (note 3) ....      (60,843)           (19)           (393)         (317)
                                                     ----------    -----------   -------------   -----------
    Net investment income (loss) .................      257,097          3,669            (393)        2,441
                                                     ----------    -----------   -------------   -----------

  Proceeds from mutual fund shares sold ..........    9,507,812         72,106         209,958        36,060
  Cost of mutual fund shares sold ................   (6,943,923)       (66,549)       (203,448)      (30,741)
                                                     ----------    -----------   -------------   -----------
    Realized gain (loss) on investments ..........    2,563,889          5,557           6,510         5,319
  Change in unrealized gain (loss) on investments     3,612,548          1,454         175,975        87,483
                                                     ----------    -----------   -------------   -----------
    Net gain (loss) on investments ...............    6,176,437          7,011         182,485        92,802
                                                     ----------    -----------   -------------   -----------
  Reinvested capital gains .......................            -         20,216               -         8,180
                                                     ----------    -----------   -------------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............    6,433,534         30,896         182,092       103,423
                                                     ==========    ===========   =============   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                                    NBAMTFasc    NBAMTGuard     NBAMTLMat     NBAMTMCGr
                                                                    ---------    ----------   -----------    ----------
Investment activity:
  Reinvested dividends .........................................    $       -        16,332       116,228             -
  Mortality and expense risk charges (note 3) ..................       (2,756)      (15,075)         (440)      (38,881)
                                                                    ---------    ----------   -----------    ----------
    Net investment income (loss) ...............................       (2,756)        1,257       115,788       (38,881)
                                                                    ---------    ----------   -----------    ----------

  Proceeds from mutual fund shares sold ........................      376,385     3,788,754     1,180,973     9,169,497
  Cost of mutual fund shares sold ..............................     (343,101)   (3,199,012)   (1,212,543)   (9,313,417)
                                                                    ---------    ----------   -----------    ----------
    Realized gain (loss) on investments ........................       33,284       589,742       (31,570)     (143,920)
  Change in unrealized gain (loss) on investments ..............      147,002     1,416,484       (71,615)    6,035,016
                                                                    ---------    ----------   -----------    ----------
    Net gain (loss) on investments .............................      180,286     2,006,226      (103,185)    5,891,096
                                                                    ---------    ----------   -----------    ----------
  Reinvested capital gains .....................................        5,080             -             -             -
                                                                    ---------    ----------   -----------    ----------
    Net increase (decrease) in contract owners' equity resulting
     from operations ...........................................    $ 182,610     2,007,483        12,603     5,852,215
                                                                    =========    ==========   ===========    ==========

                                                                    NBAMTPart    NBAMSocRes    OGMidCapGr     OGMidCapV
                                                                   ----------    ----------    ----------   -----------
Investment activity:
  Reinvested dividends .........................................        1,782             -             -         6,684
  Mortality and expense risk charges (note 3) ..................      (14,744)         (215)       (8,348)       (2,876)
                                                                   ----------    ----------    ----------   -----------
    Net investment income (loss) ...............................      (12,962)         (215)       (8,348)        3,808
                                                                   ----------    ----------    ----------   -----------

  Proceeds from mutual fund shares sold ........................    3,720,583        20,546     1,430,043     1,891,319
  Cost of mutual fund shares sold ..............................   (3,162,703)      (18,175)   (1,098,861)   (1,859,756)
                                                                   ----------    ----------    ----------   -----------
    Realized gain (loss) on investments ........................      557,880         2,371       331,182        31,563
  Change in unrealized gain (loss) on investments ..............    2,294,858        61,525         8,430        61,159
                                                                   ----------    ----------    ----------   -----------
    Net gain (loss) on investments .............................    2,852,738        63,896       339,612        92,722
                                                                   ----------    ----------    ----------   -----------
  Reinvested capital gains .....................................            -             -             -             -
                                                                   ----------    ----------    ----------   -----------
    Net increase (decrease) in contract owners' equity resulting
     from operations ...........................................    2,839,776        63,681       331,264        96,530
                                                                   ==========    ==========    ==========   ===========

                                                                     OppAggGro        OppCapAp        OppGlSec       OppHighInc
                                                                   ------------     -----------      ----------      ----------
Investment activity:
  Reinvested dividends .........................................   $          -         403,980         558,444          75,680
  Mortality and expense risk charges (note 3) ..................        (87,334)       (288,314)        (88,115)           (589)
                                                                   ------------     -----------      ----------      ----------
    Net investment income (loss) ...............................        (87,334)        115,666         470,329          75,091
                                                                   ------------     -----------      ----------      ----------

  Proceeds from mutual fund shares sold ........................     16,375,253       9,818,563       7,781,808       3,147,299
  Cost of mutual fund shares sold ..............................    (15,273,602)    (10,907,738)     (5,058,817)     (3,088,359)
                                                                   ------------     -----------      ----------      ----------
    Realized gain (loss) on investments ........................      1,101,651      (1,089,175)      2,722,991          58,940
  Change in unrealized gain (loss) on investments ..............     10,016,449       9,875,610       6,067,450          55,598
                                                                   ------------     -----------      ----------      ----------
    Net gain (loss) on investments .............................     11,118,100       8,786,435       8,790,441         114,538
                                                                   ------------     -----------      ----------      ----------
  Reinvested capital gains .....................................              -               -               -               -
                                                                   ------------     -----------      ----------      ----------
    Net increase (decrease) in contract owners' equity resulting
     from operations ...........................................   $ 11,030,766       8,902,101       9,260,770         189,629
                                                                   ============     ===========      ==========      ==========

                                                                    OppMSFund      OppMSSmCap    PVITAllAsset      PIMLowDur
                                                                   ----------      ----------    ------------     -----------
Investment activity:
  Reinvested dividends .........................................      348,740               -           7,008         676,742
  Mortality and expense risk charges (note 3) ..................      (41,352)           (390)           (122)       (139,280)
                                                                   ----------      ----------    ------------     -----------
    Net investment income (loss) ...............................      307,388            (390)          6,886         537,462
                                                                   ----------      ----------    ------------     -----------

  Proceeds from mutual fund shares sold ........................   10,178,132         811,056          18,338      22,601,947
  Cost of mutual fund shares sold ..............................   (9,795,596)       (668,370)        (17,830)    (22,565,242)
                                                                   ----------      ----------    ------------     -----------
    Realized gain (loss) on investments ........................      382,536         142,686             508          36,705
  Change in unrealized gain (loss) on investments ..............    3,143,915         147,966          (2,204)         11,372
                                                                   ----------      ----------    ------------     -----------
    Net gain (loss) on investments .............................    3,526,451         290,652          (1,696)         48,077
                                                                   ----------      ----------    ------------     -----------
  Reinvested capital gains .....................................            -               -             162         178,924
                                                                   ----------      ----------    ------------     -----------
    Net increase (decrease) in contract owners' equity resulting
     from operations ...........................................    3,833,839         290,262           5,352         764,463
                                                                   ==========      ==========    ============     ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                             PIMRealRet         PIMTotRet         PVCTHiYield         PVTGroInc
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $       130,952          1,139,482            686,882              5,746
  Mortality and expense risk charges (note 3) .........           (42,036)          (186,370)           (38,992)              (346)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            88,916            953,112            647,890              5,400
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         5,721,632         16,709,532         10,897,848             44,630
  Cost of mutual fund shares sold .....................        (5,526,505)       (16,484,092)       (10,705,870)           (39,380)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           195,127            225,440            191,978              5,250
  Change in unrealized gain (loss) on investments .....           142,688            451,710             12,692             71,844
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           337,815            677,150            204,670             77,094
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           517,832          1,031,052             50,706                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $       944,563          2,661,314            903,266             82,494
                                                          ===============    ===============    ===============    ===============

                                                              PVTIntEq           PVTVoyll         RCFMicroCap           StOpp2
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................            13,692                476                  -                  -
  Mortality and expense risk charges (note 3) .........              (183)              (177)           (71,700)           (58,999)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            13,509                299            (71,700)           (58,999)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............           432,306             28,947          5,524,492         13,537,266
  Cost of mutual fund shares sold .....................          (377,312)           (26,995)        (4,064,463)       (11,932,283)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            54,994              1,952          1,460,029          1,604,983
  Change in unrealized gain (loss) on investments .....           144,657             13,776           (730,678)         4,189,292
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           199,651             15,728            729,351          5,794,275
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -          1,893,810                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           213,160             16,027          2,551,461          5,735,276
                                                          ===============    ===============    ===============    ===============

                                                             TRowEqInc2        TRowMidCap2         TRowNewAmG         VEWrldEMkt
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $       549,034                  -                 20             48,894
  Mortality and expense risk charges (note 3) .........          (118,788)           (81,638)               (86)            (6,503)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................           430,246            (81,638)               (66)            42,391
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         8,201,900          9,042,183              1,731          2,760,324
  Cost of mutual fund shares sold .....................        (6,073,529)        (7,377,402)            (1,635)        (1,713,759)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............         2,128,371          1,664,781                 96          1,046,565
  Change in unrealized gain (loss) on investments .....         2,187,744          3,483,713              4,161          1,246,193
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................         4,316,115          5,148,494              4,257          2,292,758
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           997,736                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $     5,744,097          5,066,856              4,191          2,335,149
                                                          ===============    ===============    ===============    ===============

                                                             VEWrldHAs            VKoreFI           VKEmMkt           VKMidCapG
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................            23,518             12,934            746,936                  -
  Mortality and expense risk charges (note 3) .........            (9,068)              (634)           (16,505)            (4,266)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            14,450             12,300            730,431             (4,266)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         3,174,917             33,917          5,809,412          2,233,877
  Cost of mutual fund shares sold .....................        (2,059,793)           (33,240)        (5,317,094)        (1,712,882)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............         1,115,124                677            492,318            520,995
  Change in unrealized gain (loss) on investments .....           521,610                807           (638,091)           260,318
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................         1,636,734              1,484           (145,773)           781,313
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                778            349,082                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............         1,651,184             14,562            933,740            777,047
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                            VKUSRealEst
                                                          ---------------
Investment activity:
  Reinvested dividends ................................   $       747,976
  Mortality and expense risk charges (note 3) .........           (70,467)
                                                          ---------------
    Net investment income (loss) ......................           677,509
                                                          ---------------
  Proceeds from mutual fund shares sold ...............        10,042,043
  Cost of mutual fund shares sold .....................        (7,873,059)
                                                          ---------------
    Realized gain (loss) on investments ...............         2,168,984
  Change in unrealized gain (loss) on investments .....        11,244,483
                                                          ---------------
    Net gain (loss) on investments ....................        13,413,467
                                                          ---------------
  Reinvested capital gains ............................           870,754
                                                          ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .................   $    14,961,730
                                                          ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                   Total                              AIMBValue
                                                     ----------------------------------    ----------------------------------
                                                          2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................   $    39,950,645         26,858,792             (8,019)            (2,140)
  Realized gain (loss) on investments ............        49,823,079       (107,109,240)           189,406            122,322
  Change in unrealized gain (loss)
   on investments ................................       199,826,035        590,219,136            327,981            177,090
  Reinvested capital gains .......................        35,288,570          2,362,280                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............       324,888,329        512,330,968            509,368            297,272
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................       696,489,200        684,393,099            951,110            391,184
  Transfers between funds ........................                 -                  -          3,429,618            968,277
  Surrenders (note 6) ............................      (206,719,770)      (302,997,849)          (169,779)            (2,640)
  Death benefits (note 4) ........................        (6,236,282)        (2,544,257)            (2,654)                 -
  Net policy repayments (loans) (note 5) .........       (11,006,812)        15,397,293            (40,254)            (2,719)
  Deductions for surrender charges (note 2d) .....        (9,527,283)       (10,621,920)            (8,152)               (93)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) .............................      (138,037,750)      (135,662,100)          (231,454)           (44,655)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (4,687,281)        (3,761,238)            (6,476)              (644)
    MSP contracts ................................          (207,054)          (177,883)              (480)              (115)
    SL contracts .................................        (1,063,140)          (840,000)              (651)               (75)
  Adjustments to maintain reserves ...............         1,109,971            937,408                369                (10)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       320,113,799        244,122,553          3,921,197          1,308,510
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............       645,002,128        756,453,521          4,430,565          1,605,782
Contract owners' equity beginning
 of period .......................................     3,032,894,231      2,276,440,710          1,998,176            392,394
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $ 3,677,896,359      3,032,894,231          6,428,741          1,998,176
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................       274,276,875        245,162,666            152,240             39,881
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................       129,461,075        152,117,332            386,902            119,273
  Units redeemed .................................       (99,166,550)      (123,003,123)           (98,060)            (6,914)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................       304,571,400        274,276,875            441,082            152,240
                                                     ===============    ===============    ===============    ===============

                                                                 AIMCapAp                              AIMCapDev
                                                     ----------------------------------    ----------------------------------
                                                          2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................              (221)               (12)            (3,040)              (356)
  Realized gain (loss) on investments ............             9,949            (15,225)            12,548             64,519
  Change in unrealized gain (loss)
   on investments ................................            38,984             25,422            386,257             18,972
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............            48,712             10,185            395,765             83,135
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           132,482            145,264            434,256            188,767
  Transfers between funds ........................           342,788            190,591          2,019,398            409,243
  Surrenders (note 6) ............................           (12,926)               (20)            (9,041)               (14)
  Death benefits (note 4) ........................                 -                  -               (188)               (17)
  Net policy repayments (loans) (note 5) .........           (21,560)            (2,195)            (6,360)             7,850
  Deductions for surrender charges (note 2d) .....            (1,442)                (1)            (1,592)                (1)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) .............................           (58,520)            (9,863)          (103,262)            (7,329)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................            (2,020)              (331)            (3,689)              (317)
    MSP contracts ................................                (7)                 -                (78)                (5)
    SL contracts .................................               (68)               (21)              (337)                (7)
  Adjustments to maintain reserves ...............                98                (20)               197                 (1)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           378,825            323,404          2,329,304            598,169
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           427,537            333,589          2,725,069            681,304
Contract owners' equity beginning
 of period .......................................           333,589                  -            681,539                235
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           761,126            333,589          3,406,608            681,539
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................            26,916                  -             51,345                 24
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            38,679             27,974            203,870             52,189
  Units redeemed .................................            (7,999)            (1,058)           (32,623)              (868)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            57,596             26,916            222,592             51,345
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            AIMIntGr                  AlVPGrIncA
                                                    -------------------------  -------------------------
                                                       2004           2003         2004          2003
                                                    -----------   -----------  -----------   -----------
Investment activity:
  Net investment income (loss) ...................  $    10,956             -       87,104         6,201
  Realized gain (loss) on investments ............          391             -      438,122        74,700
  Change in unrealized gain (loss)
   on investments ................................      145,180             -      906,896       969,726
  Reinvested capital gains .......................            -             -            -             -
                                                    -----------   -----------  -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      156,527             -    1,432,122     1,050,627
                                                    -----------   -----------  -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      528,884             -    2,495,128     1,935,130
  Transfers between funds ........................    2,870,628             -    3,133,978     6,170,887
  Surrenders (note 6) ............................            -             -     (593,390)      (26,111)
  Death benefits (note 4) ........................            -             -       (1,516)            -
  Net policy repayments (loans) (note 5) .........       81,270             -      (15,914)        2,451
  Deductions for surrender charges (note 2d) .....            -             -       (8,000)         (915)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (2,762)            -     (445,540)     (117,488)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................            -             -       (9,515)       (1,648)
    MSP contracts ................................            -             -         (126)           (6)
    SL contracts .................................            -             -         (967)          (85)
  Adjustments to maintain reserves ...............           46             -          324             -
                                                    -----------   -----------  -----------   -----------
      Net equity transactions ....................    3,478,066             -    4,554,462     7,962,215
                                                    -----------   -----------  -----------   -----------
Net change in contract owners' equity ............    3,634,593             -    5,986,584     9,012,842
Contract owners' equity beginning of period ......            -             -    9,067,222        54,380
                                                    -----------   -----------  -----------   -----------
Contract owners' equity end of period ............  $ 3,634,593             -   15,053,806     9,067,222
                                                    ===========   ===========  ===========   ===========
CHANGES IN UNITS:
  Beginning units ................................            -             -      684,910         5,432
                                                    -----------   -----------  -----------   -----------
  Units purchased ................................      305,417             -      593,254       906,704
  Units redeemed .................................         (373)            -     (255,828)     (227,226)
                                                    -----------   -----------  -----------   -----------
  Ending units ...................................      305,044             -    1,022,336       684,910
                                                    ===========   ===========  ===========   ===========

                                                           AlVPSmCapVA                 ACVPIncGr
                                                    -------------------------  -------------------------
                                                       2004           2003         2004          2003
                                                    -----------   -----------  -----------   -----------
Investment activity:
  Net investment income (loss) ...................        1,093           174      370,592       326,000
  Realized gain (loss) on investments ............       42,630        52,822      703,803    (6,538,921)
  Change in unrealized gain (loss)
   on investments ................................      282,003        30,043    2,633,065    12,592,379
  Reinvested capital gains .......................       23,850           570            -             -
                                                    -----------   -----------  -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      349,576        83,609    3,707,460     6,379,458
                                                    -----------   -----------  -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      547,328        78,868    4,417,994     4,338,258
  Transfers between funds ........................    1,848,424       244,139     (994,534)  (14,535,270)
  Surrenders (note 6) ............................      (52,180)            -   (2,053,219)   (6,231,826)
  Death benefits (note 4) ........................            -             -      (37,484)      (54,131)
  Net policy repayments (loans) (note 5) .........      (17,020)       (1,318)    (105,752)    1,394,557
  Deductions for surrender charges (note 2d) .....       (2,960)            -     (105,664)     (218,463)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (81,732)      (10,277)  (1,717,476)   (1,812,715)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (3,744)         (355)     (72,566)      (56,784)
    MSP contracts ................................         (196)            -       (5,078)       (4,173)
    SL contracts .................................       (1,039)         (129)     (14,230)      (11,378)
  Adjustments to maintain reserves ...............          175           523       (2,659)        2,573
                                                    -----------   -----------  -----------   -----------
      Net equity transactions ....................    2,237,056       311,451     (690,668)  (17,189,352)
                                                    -----------   -----------  -----------   -----------
Net change in contract owners' equity ............    2,586,632       395,060    3,016,792   (10,809,894)
Contract owners' equity beginning of period ......      395,060             -   27,431,994    38,241,888
                                                    -----------   -----------  -----------   -----------
Contract owners' equity end of period ............    2,981,692       395,060   30,448,786    27,431,994
                                                    ===========   ===========  ===========   ===========
CHANGES IN UNITS:
  Beginning units ................................       28,635             -    2,307,747     4,372,283
                                                    -----------   -----------  -----------   -----------
  Units purchased ................................      163,274        29,601      628,584       891,295
  Units redeemed .................................      (10,755)         (966)    (664,271)   (2,955,831)
                                                    -----------   -----------  -----------   -----------
  Ending units ...................................      181,154        28,635    2,272,060     2,307,747
                                                    ===========   ===========  ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          ACVPInflaPro                  ACVPInt
                                                    -------------------------  -------------------------
                                                       2004           2003         2004          2003
                                                    -----------   -----------  -----------   -----------
Investment activity:
  Net investment income (loss) ...................  $    93,740         8,247      215,367       269,712
  Realized gain (loss) on investments ............       31,130       (10,542)   5,111,630     4,390,971
  Change in unrealized gain (loss)
   on investments ................................       46,422        16,524    2,490,588     8,676,425
  Reinvested capital gains .......................        1,234           261            -             -
                                                    -----------   -----------  -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      172,526        14,490    7,817,585    13,337,108
                                                    -----------   -----------  -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      682,774        97,055    8,108,982     9,177,412
  Transfers between funds ........................    3,208,826     1,081,913  (15,969,044)    2,991,552
  Surrenders (note 6) ............................      (34,963)      (37,138)  (5,929,993)   (5,272,163)
  Death benefits (note 4) ........................         (878)            -      (63,964)      (22,976)
  Net policy repayments (loans) (note 5) .........      (11,494)       (1,336)    (210,622)    1,056,332
  Deductions for surrender charges (note 2d) .....       (1,588)       (1,302)    (323,613)     (184,821)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (137,340)      (14,655)  (2,277,204)   (2,536,968)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (7,076)         (867)     (76,978)      (66,834)
    MSP contracts ................................          (68)          (95)      (2,916)       (2,916)
    SL contracts .................................         (922)          (72)     (12,137)       (9,789)
  Adjustments to maintain reserves ...............        7,462       (12,760)   1,415,438    (1,026,004)
                                                    -----------   -----------  -----------   -----------
      Net equity transactions ....................    3,704,733     1,110,743  (15,342,051)    4,102,825
                                                    -----------   -----------  -----------   -----------
Net change in contract owners' equity ............    3,877,259     1,125,233   (7,524,466)   17,439,933
Contract owners' equity beginning of period ......    1,125,233             -   62,034,990    44,595,057
                                                    -----------   -----------  -----------   -----------
Contract owners' equity end of period ............  $ 5,002,492     1,125,233   54,510,524    62,034,990
                                                    ===========   ===========  ===========   ===========
CHANGES IN UNITS:
  Beginning units ................................      108,990             -    6,563,773     5,642,120
                                                    -----------   -----------  -----------   -----------
  Units purchased ................................      367,112       110,952    1,922,487     2,534,766
  Units redeemed .................................      (18,170)       (1,962)  (3,459,384)   (1,613,113)
                                                    -----------   -----------  -----------   -----------
  Ending units ...................................      457,932       108,990    5,026,876     6,563,773
                                                    ===========   ===========  ===========   ===========

                                                            ACVPUltra                   ACVPVal
                                                    -------------------------  -------------------------
                                                       2004           2003         2004          2003
                                                    -----------   -----------  -----------   -----------
Investment activity:
  Net investment income (loss) ...................       (8,604)       (3,225)     531,603       440,077
  Realized gain (loss) on investments ............      184,823       117,675    2,496,352    (2,595,801)
  Change in unrealized gain (loss)
   on investments ................................      316,934       266,756    4,817,950    14,564,095
  Reinvested capital gains .......................            -             -      461,102             -
                                                    -----------   -----------  -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      493,153       381,206    8,307,007    12,408,371
                                                    -----------   -----------  -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    1,001,330       866,962    9,223,466     8,859,894
  Transfers between funds ........................      793,440     2,721,084     (836,390)    4,460,692
  Surrenders (note 6) ............................      (76,543)     (188,855)  (2,071,577)   (8,297,618)
  Death benefits (note 4) ........................       (2,474)       (1,431)    (128,332)      (14,776)
  Net policy repayments (loans) (note 5) .........      (12,664)        6,813      (54,154)      (95,718)
  Deductions for surrender charges (note 2d) .....      (10,489)       (6,620)    (186,385)     (290,882)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (264,128)     (149,049)  (2,989,748)   (2,814,997)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (7,359)       (4,450)    (139,932)     (105,153)
    MSP contracts ................................          (35)          (12)      (3,812)       (3,038)
    SL contracts .................................         (858)         (260)     (35,235)      (26,503)
  Adjustments to maintain reserves ...............       12,931         3,891     (104,182)       87,713
                                                    -----------   -----------  -----------   -----------
      Net equity transactions ....................    1,433,151     3,248,073    2,673,719     1,759,614
                                                    -----------   -----------  -----------   -----------
Net change in contract owners' equity ............    1,926,304     3,629,279   10,980,726    14,167,985
Contract owners' equity beginning of period ......    4,293,630       664,351   56,856,538    42,688,553
                                                    -----------   -----------  -----------   -----------
Contract owners' equity end of period ............    6,219,934     4,293,630   67,837,264    56,856,538
                                                    ===========   ===========  ===========   ===========
CHANGES IN UNITS:
  Beginning units ................................      428,767        82,661    3,810,322     3,650,314
                                                    -----------   -----------  -----------   -----------
  Units purchased ................................      224,124       388,084      980,137     1,337,198
  Units redeemed .................................      (90,555)      (41,978)    (816,731)   (1,177,190)
                                                    -----------   -----------  -----------   -----------
  Ending units ...................................      562,336       428,767    3,973,728     3,810,322
                                                    ===========   ===========  ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          BCFTCpAsset                      CVSSoEq
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    (18,648)        (5,203)          (276)           (28)
  Realized gain (loss) on investments ............       506,585         93,310          2,258        (14,135)
  Change in unrealized gain (loss)
   on investments ................................     1,312,809        429,891          5,916          1,777
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,800,746        517,998          7,898        (12,386)
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,557,056        396,797         27,982            378
  Transfers between funds ........................     3,997,490      4,262,979         45,380         39,135
  Surrenders (note 6) ............................       (14,209)        (4,371)             -              -
  Death benefits (note 4) ........................       (23,956)          (174)          (490)             -
  Net policy repayments (loans) (note 5) .........             -         (2,751)             -              -
  Deductions for surrender charges (note 2d) .....          (466)          (153)             -              -
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (135,050)       (29,317)        (1,300)          (778)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -              -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -              -              -
  Adjustments to maintain reserves ...............           122             62             16             (1)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     5,380,987      4,623,072         71,588         38,734
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     7,181,733      5,141,070         79,486         26,348
Contract owners' equity beginning of period ......     5,210,229         69,159         26,348              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 12,391,962      5,210,229        105,834         26,348
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       414,222          7,134          2,102              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       457,370        473,014          7,191          2,181
  Units redeemed .................................       (85,816)       (65,926)        (1,377)           (79)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       785,776        414,222          7,916          2,102
                                                    ============   ============   ============   ============

                                                              CSGPVen                      CSIntFoc
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................          (660)          (548)        16,212          6,702
  Realized gain (loss) on investments ............         7,066       (162,063)        33,403        (27,290)
  Change in unrealized gain (loss)
   on investments ................................       140,405        438,373        195,608        478,435
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       146,811        275,762        245,223        457,847
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        96,376        116,741        178,156        185,548
  Transfers between funds ........................       (64,524)       (18,531)       (57,836)       (46,871)
  Surrenders (note 6) ............................       (48,252)       (21,295)      (132,454)      (124,610)
  Death benefits (note 4) ........................             -              -         (9,980)             -
  Net policy repayments (loans) (note 5) .........       (16,190)        (2,623)       (26,202)        (2,371)
  Deductions for surrender charges (note 2d) .....        (2,051)          (747)        (6,102)        (4,368)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (38,704)       (38,975)       (83,684)       (94,902)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (2,363)        (2,005)        (5,463)        (5,093)
    MSP contracts ................................          (115)          (242)          (409)          (335)
    SL contracts .................................          (212)          (140)        (1,006)          (658)
  Adjustments to maintain reserves ...............            32              -             57             (6)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       (76,003)        32,183       (144,923)       (93,666)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............        70,808        307,945        100,300        364,181
Contract owners' equity beginning of period ......       838,135        530,190      1,744,625      1,380,444
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       908,943        838,135      1,844,925      1,744,625
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        96,056         84,647        179,779        190,594
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        11,934         51,522         17,845         63,129
  Units redeemed .................................       (20,088)       (40,113)       (32,010)       (73,944)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        87,902         96,056        165,614        179,779
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              CSLCapV                     DryEuroEq
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     20,305         11,579              -              -
  Realized gain (loss) on investments ............       350,739       (185,166)             -              -
  Change in unrealized gain (loss)
   on investments ................................        (3,491)       572,829              1              -
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       367,553        399,242              1              -
                                                    ------------   ------------   ------------  -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       249,440        424,916            174           (847)
  Transfers between funds ........................      (264,596)      (113,246)          (322)           841
  Surrenders (note 6) ............................      (127,174)      (121,277)             -            186
  Death benefits (note 4) ........................          (424)        (9,891)             -              -
  Net policy repayments (loans) (note 5) .........        13,278          9,098              -           (193)
  Deductions for surrender charges (note 2d) .....        (3,856)        (4,251)             -              7
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (177,942)      (110,261)           142           (234)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (5,273)        (4,419)             4              -
    MSP contracts ................................          (489)          (443)             -              -
    SL contracts .................................        (1,021)          (891)             -              -
  Adjustments to maintain reserves ...............        41,753        (34,867)             1         (1,747)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................      (276,304)        34,468             (1)        (1,987)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............        91,249        433,710              -         (1,987)
Contract owners' equity beginning of period ......     2,112,892      1,679,182              -          1,987
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  2,204,141      2,112,892              -              -
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       177,466        175,080              -            282
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        44,442         66,176             40            147
  Units redeemed .................................       (55,298)       (63,790)           (40)          (429)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       166,610        177,466              -              -
                                                    ============   ============   ============   ============

                                                            DryMidCapStS                 DrySmCapIxS
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................         1,826          3,994         61,432          9,025
  Realized gain (loss) on investments ............        45,575         20,925      1,111,154        612,843
  Change in unrealized gain (loss)
   on investments ................................        89,191         16,660      1,150,304        809,461
  Reinvested capital gains .......................        30,048              -        451,800         40,118

                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       166,640         41,579      2,774,690      1,471,447

                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       167,960        466,628      1,507,884        903,885
  Transfers between funds ........................    (1,129,850)     1,646,939      8,847,686      4,763,665
  Surrenders (note 6) ............................          (511)             -       (232,500)      (100,497)
  Death benefits (note 4) ........................          (700)             -        (14,604)        (7,955)
  Net policy repayments (loans) (note 5) .........             -              -        (34,162)        (2,413)
  Deductions for surrender charges (note 2d) .....             -              -        (20,068)        (3,523)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (36,926)        (9,983)      (539,556)      (184,176)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -        (16,610)        (5,854)
    MSP contracts ................................             -              -            (14)            (5)
    SL contracts .................................             -              -         (3,158)        (1,040)
  Adjustments to maintain reserves ...............         1,987         (4,405)           266         14,655
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................      (998,040)     2,099,179      9,495,164      5,376,742
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............      (831,400)     2,140,758     12,269,854      6,848,189
Contract owners' equity beginning of period ......     2,169,084         28,326      9,312,638      2,464,449

                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     1,337,684      2,169,084     21,582,492      9,312,638
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       165,465          2,842        882,068        321,221
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        66,560        165,868        993,416        595,722
  Units redeemed .................................      (142,561)        (3,245)      (194,412)       (34,875)

                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        89,464        165,465      1,681,072        882,068
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySRGro                      DryStkIx
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     59,303          9,226      5,910,229      3,807,142
  Realized gain (loss) on investments ............      (377,284)    (2,471,747)    (6,208,026)   (30,299,386)
  Change in unrealized gain (loss)
   on investments ................................     1,291,946      5,739,828     36,690,781     98,834,334
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       973,965      3,277,307     36,392,984     72,342,090
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     3,031,894      3,401,462     50,295,788     54,327,291
  Transfers between funds ........................      (552,670)    (1,839,608)   (23,413,482)     6,016,875
  Surrenders (note 6) ............................      (848,938)    (1,994,494)   (19,851,823)   (34,561,198)
  Death benefits (note 4) ........................       (51,852)       (15,838)      (418,016)      (281,113)
  Net policy repayments (loans) (note 5) .........      (236,826)       889,748     (2,814,778)     7,880,937
  Deductions for surrender charges (note 2d) .....       (85,377)       (69,919)      (949,964)    (1,211,580)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,390,290)    (1,562,110)   (14,224,384)   (14,145,740)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (61,239)       (54,112)      (483,806)      (398,730)
    MSP contracts ................................        (2,329)        (2,285)       (19,586)       (17,616)
    SL contracts .................................        (5,909)        (5,345)      (235,161)      (174,435)
  Adjustments to maintain reserves ...............       (17,220)        14,789         23,777        (12,769)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................      (220,756)    (1,237,712)   (12,091,435)    17,421,922
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       753,209      2,039,595     24,301,549     89,764,012
Contract owners' equity beginning of period ......    16,053,998     14,014,403    342,381,871    252,617,859
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 16,807,207     16,053,998    366,683,420    342,381,871
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,617,210      1,785,944     32,191,140     29,512,045
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       420,665        508,495      9,694,670     14,387,513
  Units redeemed .................................      (423,207)      (677,229)   (10,499,520)   (11,708,418)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,614,668      1,617,210     31,386,290     32,191,140
                                                    ============   ============   ============   ============

                                                             DryVIFApp                    DryVIFDevLd
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       478,649        343,852          1,505             25
  Realized gain (loss) on investments ............        52,675     (2,311,117)        11,959          2,044
  Change in unrealized gain (loss)
   on investments ................................     1,045,381      8,650,961         51,923          9,988
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,576,705      6,683,696         65,387         12,057
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     5,155,184      7,070,591        261,722         46,332
  Transfers between funds ........................    (1,923,886)    (8,163,364)       447,264        155,556
  Surrenders (note 6) ............................    (2,852,877)    (5,022,238)       (12,945)           (14)
  Death benefits (note 4) ........................       (54,788)       (36,800)             -              -
  Net policy repayments (loans) (note 5) .........      (189,090)        46,422         (1,696)          (136)
  Deductions for surrender charges (note 2d) .....      (171,561)      (176,060)        (1,984)            (1)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,531,036)    (1,810,005)       (54,734)        (5,241)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (59,428)       (50,854)        (2,293)          (167)
    MSP contracts ................................        (1,368)          (970)             -              -
    SL contracts .................................       (11,677)        (9,613)          (186)            (3)
  Adjustments to maintain reserves ...............           376           (324)         1,587         (2,330)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,640,151)    (8,153,215)       636,735        193,996
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       (63,446)    (1,469,519)       702,122        206,053
Contract owners' equity beginning of period ......    32,123,895     33,593,414        206,053              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    32,060,449     32,123,895        908,175        206,053
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     2,824,718      3,534,935         15,972              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       984,465      2,143,415         52,967         16,426
  Units redeemed .................................    (1,132,045)    (2,853,632)        (5,713)          (454)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     2,677,138      2,824,718         63,226         15,972
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           DryVIFIntVal                   FedAmLead
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    255,602        107,589          2,560             (3)
  Realized gain (loss) on investments ............     1,975,267         64,212          3,653             87
  Change in unrealized gain (loss)
   on investments ................................     2,535,712      1,673,053         18,422         16,907
  Reinvested capital gains .......................       477,666              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     5,244,247      1,844,854         24,635         16,991
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     3,476,792        919,156         27,860          1,421
  Transfers between funds ........................     6,719,770     14,753,743        128,436        141,546
  Surrenders (note 6) ............................      (911,332)             -           (230)           (15)
  Death benefits (note 4) ........................       (82,820)             -              -              -
  Net policy repayments (loans) (note 5) .........             -              -         (5,434)          (165)
  Deductions for surrender charges (note 2d) .....       (31,901)             -           (540)             -
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (345,852)       (48,361)       (16,976)        (2,891)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -           (818)          (160)
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -           (128)           (27)
  Adjustments to maintain reserves ...............           336              -            (77)        (3,005)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     8,824,993     15,624,538        132,093        136,704
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    14,069,240     17,469,392        156,728        153,695
Contract owners' equity beginning of period ......    17,759,509        290,117        153,695              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 31,828,749     17,759,509        310,423        153,695
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,384,079         30,751         12,199              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,096,389      1,640,953         12,175         12,477
  Units redeemed .................................      (407,846)      (287,625)        (1,930)          (278)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     2,072,622      1,384,079         22,444         12,199
                                                    ============   ============   ============   ============

                                                             FedCapAp                      FedQualBd
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................           658             (3)     3,408,509      2,669,355
  Realized gain (loss) on investments ............         2,338          1,026        357,641      1,174,368
  Change in unrealized gain (loss)
   on investments ................................        12,662          6,758     (1,501,593)      (290,377)
  Reinvested capital gains .......................             -              -        784,976              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        15,658          7,781      3,049,533      3,553,346
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        74,242         25,326     13,140,522     15,133,881
  Transfers between funds ........................       203,034         71,996       (345,664)    (5,601,820)
  Surrenders (note 6) ............................           (97)             -     (1,290,987)    (2,568,284)
  Death benefits (note 4) ........................             -              -        (51,692)      (245,549)
  Net policy repayments (loans) (note 5) .........        (4,606)             -         41,896       (175,480)
  Deductions for surrender charges (note 2d) .....           (84)             -        (85,221)       (90,034)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (24,874)        (3,985)    (3,014,238)    (3,453,738)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................          (734)          (113)       (74,083)       (77,962)
    MSP contracts ................................             -              -         (3,479)        (3,430)
    SL contracts .................................           (82)           (13)       (67,031)       (57,595)
  Adjustments to maintain reserves ...............           752              -        (54,157)        68,079
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       247,551         93,211      8,195,866      2,928,068
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       263,209        100,992     11,245,399      6,481,414
Contract owners' equity beginning of period ......       100,992              -     84,125,171     77,643,757
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       364,201        100,992     95,370,570     84,125,171
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................         8,379              -      6,303,421      6,075,274
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        22,324          9,442      2,476,528      2,424,791
  Units redeemed .................................        (2,567)        (1,063)    (1,879,911)    (2,196,644)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        28,136          8,379      6,900,038      6,303,421
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              FidVIPEIS                       FidVIPGrS
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................  $   1,135,439       1,121,883          30,821          26,150
  Realized gain (loss) on investments ............        731,696      (4,800,486)     (6,416,202)    (10,015,356)
  Change in unrealized gain (loss)
   on investments ................................      7,762,067      24,626,814       9,944,558      35,886,353
  Reinvested capital gains .......................        320,432               -               -               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      9,949,634      20,948,211       3,559,177      25,897,147
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     14,140,360      13,598,853      16,493,502      16,165,889
  Transfers between funds ........................        996,764        (678,612)     (2,755,076)      4,045,023
  Surrenders (note 6) ............................     (5,572,610)    (10,123,705)     (5,758,486)     (3,187,880)
  Death benefits (note 4) ........................       (155,714)        (70,450)       (172,812)        (38,946)
  Net policy repayments (loans) (note 5) .........       (240,600)        619,515        (427,150)       (490,480)
  Deductions for surrender charges (note 2d) .....       (245,813)       (354,897)       (489,519)       (111,755)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (4,668,800)     (4,569,939)     (6,486,112)     (6,639,047)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (190,810)       (146,122)       (241,652)       (202,212)
    MSP contracts ................................         (7,785)         (6,653)         (8,401)         (7,877)
    SL contracts .................................        (30,570)        (22,179)        (36,204)        (30,240)
  Adjustments to maintain reserves ...............         17,681            (422)        (75,263)         91,014
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................      4,042,103      (1,754,611)         42,827       9,593,489
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............     13,991,737      19,193,600       3,602,004      35,490,636
Contract owners' equity beginning of period ......     86,517,879      67,324,279     111,107,328      75,616,692
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............  $ 100,509,616      86,517,879     114,709,332     111,107,328
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................      7,035,458       7,162,706       9,891,920       8,611,026
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................      2,168,134       2,301,580       4,277,317       3,892,753
  Units redeemed .................................     (1,817,954)     (2,428,828)     (3,628,777)     (2,611,859)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................      7,385,638       7,035,458      10,540,460       9,891,920
                                                    =============   =============   =============   =============

                                                             FidVIPHIS                       FidVIPOvS
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................      2,109,409       1,514,749         306,414         135,021
  Realized gain (loss) on investments ............      1,028,520      (1,308,653)      2,951,398       7,076,659
  Change in unrealized gain (loss)
   on investments ................................       (787,461)      5,412,898       1,320,701       5,539,950
  Reinvested capital gains .......................              -               -               -               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      2,350,468       5,618,994       4,578,513      12,751,630
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      2,785,596       2,593,182       6,310,522       6,441,989
  Transfers between funds ........................      5,531,034       1,044,670       6,679,008      (7,049,489)
  Surrenders (note 6) ............................     (1,199,507)     (1,028,375)     (3,264,689)     (1,918,601)
  Death benefits (note 4) ........................        (88,758)         (8,171)        (97,444)         (7,361)
  Net policy repayments (loans) (note 5) .........         26,200        (294,719)        (93,240)       (342,607)
  Deductions for surrender charges (note 2d) .....        (86,439)        (36,051)        (81,763)        (67,259)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (1,178,226)     (1,345,170)     (1,546,756)     (1,282,804)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (48,135)        (44,804)        (54,634)        (39,163)
    MSP contracts ................................         (2,229)         (2,183)         (1,680)         (1,297)
    SL contracts .................................         (7,483)         (6,530)        (28,364)        (18,660)
  Adjustments to maintain reserves ...............        (57,666)         54,450         372,976        (216,411)
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................      5,674,387         926,299       8,193,936      (4,501,663)
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............      8,024,855       6,545,293      12,772,449       8,249,967
Contract owners' equity beginning of period ......     26,995,379      20,450,086      30,195,717      21,945,750
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............     35,020,234      26,995,379      42,968,166      30,195,717
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................      2,909,209       2,864,859       2,878,586       3,000,646
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................      1,057,111       1,072,376       1,576,627       2,550,722
  Units redeemed .................................       (747,036)     (1,028,026)       (831,017)     (2,672,782)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................      3,219,284       2,909,209       3,624,196       2,878,586
                                                    =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              FidVIPConS                     FidVIPIGBdS
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................  $     108,194         122,417          34,548              (9)
  Realized gain (loss) on investments ............      2,936,981      (3,299,422)        (41,199)         (1,044)
  Change in unrealized gain (loss)
   on investments ................................     12,911,537      23,252,143          54,096          11,193
  Reinvested capital gains .......................              -               -          24,872               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     15,956,712      20,075,138          72,317          10,140
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     15,832,014      13,452,331         425,268          52,310
  Transfers between funds ........................      4,428,368      14,597,101       2,848,262         653,876
  Surrenders (note 6) ............................     (6,881,163)     (3,127,918)       (112,251)           (648)
  Death benefits (note 4) ........................       (260,368)        (57,881)              -               -
  Net policy repayments (loans) (note 5) .........       (190,584)        (39,547)         (5,936)         (7,733)
  Deductions for surrender charges (note 2d) .....       (303,706)       (109,653)        (10,424)            (23)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (5,731,266)     (5,238,758)       (149,376)        (14,944)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (246,359)       (189,880)         (6,030)           (521)
    MSP contracts ................................         (6,485)         (4,782)           (403)             (1)
    SL contracts .................................        (33,578)        (26,628)         (1,483)            (34)
  Adjustments to maintain reserves ...............         51,006         (41,456)             95               2
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................      6,657,879      19,212,929       2,987,722         682,284
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............     22,614,591      39,288,067       3,060,039         692,424
Contract owners' equity beginning of period ......     96,177,093      56,889,026         692,424               -
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............  $ 118,791,684      96,177,093       3,752,463         692,424
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................      6,956,452       5,021,480          67,767               -
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................      3,070,750       3,535,066         311,688          70,136
  Units redeemed .................................     (2,495,940)     (1,600,094)        (27,409)         (2,369)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................      7,531,262       6,956,452         352,046          67,767
                                                    =============   =============   =============   =============

                                                            FidVIPGrOpS                     FidVIPMCapS
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................         65,304          66,211          (1,265)            (27)
  Realized gain (loss) on investments ............       (458,387)     (1,182,616)        127,988          82,221
  Change in unrealized gain (loss)
   on investments ................................      1,497,336       4,646,657         963,441          98,757
  Reinvested capital gains .......................              -               -               -               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      1,104,253       3,530,252       1,090,164         180,951
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      2,143,792       2,522,608       1,100,880         125,191
  Transfers between funds ........................        347,844         115,567       4,575,574       1,130,175
  Surrenders (note 6) ............................     (1,255,890)       (541,985)       (181,579)         (6,389)
  Death benefits (note 4) ........................        (42,868)        (21,638)              -               -
  Net policy repayments (loans) (note 5) .........        (82,826)       (106,127)        (55,096)            547
  Deductions for surrender charges (note 2d) .....        (63,633)        (19,000)        (21,433)           (224)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (970,196)     (1,033,397)       (319,584)        (25,008)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (45,330)        (40,656)        (13,839)           (953)
    MSP contracts ................................         (1,880)         (1,689)           (107)            (20)
    SL contracts .................................         (7,582)         (6,191)         (2,191)           (216)
  Adjustments to maintain reserves ...............            897             465              23               -
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................         22,328         867,957       5,082,648       1,223,103
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............      1,126,581       4,398,209       6,172,812       1,404,054
Contract owners' equity beginning of period ......     15,687,054      11,288,845       1,404,054               -
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............     16,813,635      15,687,054       7,576,866       1,404,054
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................      1,733,173       1,624,590          99,682               -
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................        566,599         576,401         366,580         102,276
  Units redeemed .................................       (572,214)       (467,818)        (35,134)         (2,594)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................      1,727,558       1,733,173         431,128          99,682
                                                    =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPValS                  FrVIPRisDiv
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     (5,771)        (1,461)        37,030          3,679
  Realized gain (loss) on investments ............       405,439        287,369        118,323         16,359
  Change in unrealized gain (loss)
   on investments ................................       178,029        365,472        473,356        177,883
  Reinvested capital gains .......................        11,920         25,908         70,156         11,381
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       589,617        677,288        698,865        209,302
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,241,854        393,487      1,658,934        255,396
  Transfers between funds ........................       448,464      3,393,887      4,507,000      2,304,502
  Surrenders (note 6) ............................      (210,668)       (89,905)      (248,370)        (6,889)
  Death benefits (note 4) ........................        (8,734)             -        (19,008)             -
  Net policy repayments (loans) (note 5) .........       (10,848)        (8,493)      (191,624)        (3,187)
  Deductions for surrender charges (note 2d) .....       (13,283)        (3,152)       (18,481)          (241)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (353,522)      (137,357)      (357,886)       (62,487)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (14,087)        (4,930)       (18,451)        (1,909)
    MSP contracts ................................          (625)          (219)          (667)           (27)
    SL contracts .................................        (1,255)          (332)        (2,296)          (432)
  Adjustments to maintain reserves ...............           196            221         (8,863)        13,638
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     1,077,492      3,543,207      5,300,288      2,498,364
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     1,667,109      4,220,495      5,999,153      2,707,666
Contract owners' equity beginning of period ......     4,374,375        153,880      2,707,666              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  6,041,484      4,374,375      8,706,819      2,707,666
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       369,649         20,494        220,019              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       159,620        377,272        484,374        225,681
  Units redeemed .................................       (81,023)       (28,117)       (68,439)        (5,662)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       448,246        369,649        635,954        220,019
                                                    ============   ============   ============   ============

                                                           FTVIPSmCpVal                  FrVIPForSec2
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................         3,746            (21)        92,564         52,295
  Realized gain (loss) on investments ............        13,427         44,531      1,199,799        127,796
  Change in unrealized gain (loss)
   on investments ................................       493,415         45,044        711,656      1,180,204
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       510,588         89,554      2,004,019      1,360,295
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       481,894        133,840      2,142,386        889,757
  Transfers between funds ........................     2,556,824        425,151        761,090      5,672,154
  Surrenders (note 6) ............................       (78,921)          (203)      (562,239)          (278)
  Death benefits (note 4) ........................        (2,226)             -        (10,292)             -
  Net policy repayments (loans) (note 5) .........        (9,024)             -              -           (169)
  Deductions for surrender charges (note 2d) .....        (5,533)            (7)          (935)           (10)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (146,202)       (13,992)      (275,606)       (87,234)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (6,113)          (485)             -              -
    MSP contracts ................................           (13)             -              -              -
    SL contracts .................................          (536)           (67)             -              -
  Adjustments to maintain reserves ...............           148              -            197             34
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     2,790,298        544,237      2,054,601      6,474,254
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     3,300,886        633,791      4,058,620      7,834,549
Contract owners' equity beginning of period ......       633,791              -      7,973,978        139,429
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     3,934,677        633,791     12,032,598      7,973,978
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        47,449              -        638,033         14,717
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       207,280         48,623        500,088        765,651
  Units redeemed .................................       (17,345)        (1,174)      (323,371)      (142,335)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       237,384         47,449        814,750        638,033
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            FrVIPForSec                    GVITCVal
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     26,666          1,295        116,619         72,198
  Realized gain (loss) on investments ............        49,975         56,954        528,826       (819,312)
  Change in unrealized gain (loss)
   on investments ................................       469,226         77,270        911,636      2,375,390
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       545,867        135,519      1,557,081      1,628,276
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       800,890        154,942      1,307,022      1,087,630
  Transfers between funds ........................     1,855,158        971,236      2,482,872       (371,853)
  Surrenders (note 6) ............................      (141,121)       (13,074)      (159,407)      (204,750)
  Death benefits (note 4) ........................        (3,480)             -         (9,702)       (50,444)
  Net policy repayments (loans) (note 5) .........        (6,538)        (1,863)       (72,056)        10,868
  Deductions for surrender charges (note 2d) .....        (8,841)          (458)       (20,575)        (7,178)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (127,038)       (26,446)      (476,054)      (338,859)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (6,960)          (942)       (18,785)       (10,736)
    MSP contracts ................................          (109)           (21)          (829)          (647)
    SL contracts .................................        (1,053)           (42)        (2,867)        (2,037)
  Adjustments to maintain reserves ...............        (7,188)         7,360         41,631        (33,540)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     2,353,720      1,090,692      3,071,250         78,454
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     2,899,587      1,226,211      4,628,331      1,706,730
Contract owners' equity beginning of period ......     1,226,211              -      7,207,297      5,500,567
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  4,125,798      1,226,211     11,835,628      7,207,297
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        92,411              -        728,021        743,874
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       188,578         95,303        381,660        261,096
  Units redeemed .................................       (19,421)        (2,892)       (99,619)      (276,949)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       261,568         92,411      1,010,062        728,021
                                                    ============   ============   ============   ============

                                                           GVITDryIntVal                 GVITDMidCapl
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................        34,796             (4)       226,272        123,549
  Realized gain (loss) on investments ............        38,761         28,387      1,121,345       (406,230)
  Change in unrealized gain (loss)
   on investments ................................       430,051         22,942      5,605,147     12,149,701
  Reinvested capital gains .......................             -              -      1,548,608            278
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       503,608         51,325      8,501,372     11,867,298
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       545,830         18,266      9,108,294      8,936,277
  Transfers between funds ........................     3,504,332        274,261      4,448,740      4,583,904
  Surrenders (note 6) ............................       (23,470)        (6,158)    (3,369,706)    (1,823,209)
  Death benefits (note 4) ........................        (2,400)             -        (73,274)        (7,598)
  Net policy repayments (loans) (note 5) .........       (10,212)        (2,659)      (269,480)       (91,127)
  Deductions for surrender charges (note 2d) .....        (1,737)          (216)      (181,331)       (63,915)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (126,390)        (3,785)    (2,240,264)    (1,939,737)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (6,341)          (258)       (85,832)       (61,389)
    MSP contracts ................................          (172)           (21)        (1,727)        (1,729)
    SL contracts .................................          (813)           (11)       (32,833)       (23,449)
  Adjustments to maintain reserves ...............         4,643              -          7,959              -
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     3,883,270        279,419      7,310,546      9,508,028
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,386,878        330,744     15,811,918     21,375,326
Contract owners' equity beginning of period ......       330,744              -     50,160,797     28,785,471
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     4,717,622        330,744     65,972,715     50,160,797
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        23,901              -      3,148,003      2,365,305
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       269,128         24,937      1,178,344      1,262,238
  Units redeemed .................................       (11,753)        (1,036)      (646,019)      (479,540)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       281,276         23,901      3,680,328      3,148,003
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITEmMrkts                    GVITFHiInc
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     88,806         15,636      2,564,570      2,004,921
  Realized gain (loss) on investments ............       823,392        604,619      1,250,192        515,988
  Change in unrealized gain (loss)
   on investments ................................      (626,920)     1,096,247       (471,186)     2,464,263
  Reinvested capital gains .......................       869,916              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,155,194      1,716,502      3,343,576      4,985,172
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,469,478        739,518      7,483,798      4,563,458
  Transfers between funds ........................     2,333,432      3,659,985     (4,521,700)    17,326,217
  Surrenders (note 6) ............................      (302,028)      (148,410)    (1,111,388)    (6,117,814)
  Death benefits (note 4) ........................       (10,868)       (21,757)      (112,286)        (4,471)
  Net policy repayments (loans) (note 5) .........        20,856        (16,541)        53,334       (346,516)
  Deductions for surrender charges (note 2d) .....       (23,236)        (5,203)       (61,114)      (214,467)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (463,356)      (215,788)    (1,311,610)    (1,218,036)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (19,049)        (7,043)       (45,479)       (38,129)
    MSP contracts ................................          (359)           (23)        (1,403)        (1,166)
    SL contracts .................................        (2,542)        (1,065)       (20,060)       (14,552)
  Adjustments to maintain reserves ...............           218            484        (30,643)        29,435
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     3,002,546      3,984,157        321,449     13,963,959
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,157,740      5,700,659      3,665,025     18,949,131
Contract owners' equity beginning of period ......     7,029,317      1,328,658     35,934,428     16,985,297
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 11,187,057      7,029,317     39,599,453     35,934,428
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       610,156        189,897      2,765,090      1,646,805
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       453,619        463,182      1,023,294      1,984,137
  Units redeemed .................................      (258,963)       (42,923)    (1,044,160)      (865,852)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       804,812        610,156      2,744,224      2,765,090
                                                    ============   ============   ============   ============

                                                             GVITGlFin1                     GVITGlHlth
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................        33,876          8,689         (4,552)        (1,406)
  Realized gain (loss) on investments ............       186,721         31,051        (30,279)       163,482
  Change in unrealized gain (loss)
   on investments ................................       115,389         88,676        298,651       (124,144)
  Reinvested capital gains .......................       171,722        220,655         17,644        300,747
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       507,708        349,071        281,464        338,679
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       371,158        216,607        722,258        417,000
  Transfers between funds ........................       (74,404)     1,782,009      1,590,936      1,976,395
  Surrenders (note 6) ............................       (35,563)       (39,741)      (144,050)       (35,257)
  Death benefits (note 4) ........................        (7,368)             -        (35,664)             -
  Net policy repayments (loans) (note 5) .........        (3,710)           (20)        (1,194)       (11,959)
  Deductions for surrender charges (note 2d) .....        (4,527)        (1,393)       (12,931)        (1,236)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (138,498)       (49,605)      (219,134)       (93,863)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (5,261)        (1,839)        (9,432)        (2,766)
    MSP contracts ................................           (30)             -           (105)            (1)
    SL contracts .................................          (957)          (586)        (1,767)          (856)
  Adjustments to maintain reserves ...............           473            303            195            (72)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       101,313      1,905,735      1,889,112      2,247,385
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       609,021      2,254,806      2,170,576      2,586,064
Contract owners' equity beginning of period ......     2,390,525        135,719      2,794,019        207,955
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     2,999,546      2,390,525      4,964,595      2,794,019
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       195,399         15,666        245,499         24,935
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        91,983        187,771        210,373        241,486
  Units redeemed .................................       (84,344)        (8,038)       (51,138)       (20,922)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       203,038        195,399        404,734        245,499
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITGlTech                    GVITGlUtl1
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     (9,080)        (3,687)        20,807          2,620
  Realized gain (loss) on investments ............       611,568        186,217        108,716         34,410
  Change in unrealized gain (loss)
   on investments ................................      (347,539)       902,402        165,443         52,291
  Reinvested capital gains .......................             -              -        117,478              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       254,949      1,084,932        412,444         89,321
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       964,750        761,660        276,686        105,327
  Transfers between funds ........................     3,887,812      3,126,107      1,366,596        622,122
  Surrenders (note 6) ............................      (129,273)       (85,018)       (23,567)       (39,275)
  Death benefits (note 4) ........................        (6,512)        (3,024)          (324)             -
  Net policy repayments (loans) (note 5) .........       (12,252)       (41,081)        (2,610)           583
  Deductions for surrender charges (note 2d) .....       (15,310)        (2,980)        (2,983)        (1,377)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (301,508)      (206,424)       (59,288)       (22,472)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (12,107)        (7,143)        (2,524)          (739)
    MSP contracts ................................          (367)          (273)           (43)             -
    SL contracts .................................          (970)          (738)          (268)          (175)
  Adjustments to maintain reserves ...............          (303)           521            161             (9)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     4,373,960      3,541,607      1,551,836        663,985
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,628,909      4,626,539      1,964,280        753,306
Contract owners' equity beginning of period ......     5,860,343      1,233,804        848,105         94,799
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 10,489,252      5,860,343      2,812,385        848,105
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,923,437        626,247         78,867         10,923
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,817,494      1,505,198        161,650         78,954
  Units redeemed .................................      (434,485)      (208,008)       (39,213)       (11,010)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     3,306,446      1,923,437        201,304         78,867
                                                    ============   ============   ============   ============

                                                             GVITGvtBd                     GVITGrowth
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................     7,538,438      6,332,442         46,932         (2,134)
  Realized gain (loss) on investments ............       959,610      4,746,922       (370,475)    (7,260,407)
  Change in unrealized gain (loss)
   on investments ................................    (6,769,675)    (7,366,374)     1,543,358     11,255,445
  Reinvested capital gains .......................     2,833,814        303,327              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     4,562,187      4,016,317      1,219,815      3,992,904
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    24,085,672     35,042,205      3,219,676      3,574,930
  Transfers between funds ........................   (32,459,168)   (56,638,431)      (891,008)      (166,732)
  Surrenders (note 6) ............................   (11,441,756)   (30,026,562)      (681,844)    (2,673,167)
  Death benefits (note 4) ........................      (198,830)      (100,750)      (103,252)       (17,888)
  Net policy repayments (loans) (note 5) .........      (351,504)     1,461,543       (122,620)        13,728
  Deductions for surrender charges (note 2d) .....      (521,758)    (1,052,613)       (71,819)       (93,711)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (4,884,014)    (7,540,987)    (1,447,388)    (1,614,663)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................      (115,093)      (132,496)       (64,513)       (55,080)
    MSP contracts ................................       (17,435)       (21,841)        (2,240)        (2,472)
    SL contracts .................................       (77,362)       (71,479)        (6,699)        (5,433)
  Adjustments to maintain reserves ...............       (38,598)        44,694            241            431
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................   (26,019,846)   (59,036,717)      (171,466)    (1,040,057)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............   (21,457,659)   (55,020,400)     1,048,349      2,952,847
Contract owners' equity beginning of period ......   161,219,837    216,240,237     14,901,274     11,948,427
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............   139,762,178    161,219,837     15,949,623     14,901,274
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................    11,739,257     15,832,361      2,222,372      2,437,525
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     4,124,396      6,612,175        583,168        860,919
  Units redeemed .................................    (5,732,867)   (10,705,279)      (609,750)    (1,076,072)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................    10,130,786     11,739,257      2,195,790      2,222,372
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDAgg                      GVITIDCon
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    165,619         48,954        149,212         83,758
  Realized gain (loss) on investments ............       187,284        181,388         45,003         14,703
  Change in unrealized gain (loss)
   on investments ................................       837,817        715,206         44,902        161,113
  Reinvested capital gains .......................       243,504         71,466         65,900         18,585
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,434,224      1,017,014        305,017        278,159
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     3,434,152      2,494,286      2,139,028        936,911
  Transfers between funds ........................     2,820,256      2,048,043      1,412,054      2,045,025
  Surrenders (note 6) ............................       (89,584)       (58,372)      (166,685)       (35,948)
  Death benefits (note 4) ........................        (3,270)           (70)        (3,970)       (21,942)
  Net policy repayments (loans) (note 5) .........      (112,058)       (23,098)       (15,024)       (16,162)
  Deductions for surrender charges (note 2d) .....       (39,980)        (2,046)       (11,281)        (1,260)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (784,266)      (350,358)      (457,690)      (303,068)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (28,497)       (11,964)       (13,122)        (7,634)
    MSP contracts ................................          (334)           (92)        (3,162)        (1,553)
    SL contracts .................................        (3,704)          (741)        (3,914)        (1,957)
  Adjustments to maintain reserves ...............           161             98            147            (64)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     5,192,876      4,095,686      2,876,381      2,592,348
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     6,627,100      5,112,700      3,181,398      2,870,507
Contract owners' equity beginning of period ......     6,473,571      1,360,871      4,973,477      2,102,970
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 13,100,671      6,473,571      8,154,875      4,973,477
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       589,444        163,357        458,729        209,267
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       567,157        477,178        339,113        289,466
  Units redeemed .................................      (109,907)       (51,091)       (78,084)       (40,004)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,046,694        589,444        719,758        458,729
                                                    ============   ============   ============   ============

                                                            GVITIDMod                    GVITIDModAgg
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       518,548        173,050        490,408        134,816
  Realized gain (loss) on investments ............       331,395         22,099        480,505        130,031
  Change in unrealized gain (loss)
   on investments ................................     1,575,544      1,669,089      2,080,811      2,253,214
  Reinvested capital gains .......................       135,430          6,002        422,100              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     2,560,917      1,870,240      3,473,824      2,518,061
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     7,928,864      3,619,210      7,254,544      3,913,779
  Transfers between funds ........................     9,313,826      8,212,652     13,619,108      7,209,340
  Surrenders (note 6) ............................      (545,430)      (253,774)      (531,514)       (76,496)
  Death benefits (note 4) ........................       (22,514)           (30)      (942,384)          (100)
  Net policy repayments (loans) (note 5) .........      (344,684)       (80,776)      (353,846)        25,879
  Deductions for surrender charges (note 2d) .....       (88,106)        (8,896)       (95,420)        (2,682)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (2,179,316)      (906,725)    (2,249,180)      (953,658)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (75,434)       (29,616)       (81,649)       (27,625)
    MSP contracts ................................        (6,469)        (1,348)        (4,587)        (2,517)
    SL contracts .................................       (10,205)        (4,559)        (8,312)        (2,677)
  Adjustments to maintain reserves ...............        (5,549)         5,256            202          1,006
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    13,964,983     10,551,394     16,606,962     10,084,249
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    16,525,900     12,421,634     20,080,786     12,602,310
Contract owners' equity beginning of period ......    16,144,382      3,722,748     16,050,486      3,448,176
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    32,670,282     16,144,382     36,131,272     16,050,486
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,471,635        407,326      1,459,312        396,964
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,561,230      1,194,515      1,880,490      1,179,488
  Units redeemed .................................      (311,211)      (130,206)      (407,636)      (117,140)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     2,721,654      1,471,635      2,932,166      1,459,312
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDModCon                   GVITIntGro
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    261,289        143,311         13,051         (1,304)
  Realized gain (loss) on investments ............       178,632         47,748        263,101        287,832
  Change in unrealized gain (loss)
   on investments ................................       325,139        677,003        (27,696)       217,181
  Reinvested capital gains .......................        82,536         14,290              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       847,596        882,352        248,456        503,709
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     2,154,210      2,460,009        252,026        376,773
  Transfers between funds ........................     3,059,048      2,128,280       (982,540)       978,646
  Surrenders (note 6) ............................       (60,961)       (87,575)       (39,152)       (74,725)
  Death benefits (note 4) ........................       (99,902)       (22,472)           (64)          (132)
  Net policy repayments (loans) (note 5) .........      (118,076)        15,603         (2,500)         7,411
  Deductions for surrender charges (note 2d) .....       (19,732)        (3,070)        (5,944)        (2,620)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (760,400)      (495,026)       (69,098)       (66,125)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (24,201)       (14,993)        (3,348)        (2,606)
    MSP contracts ................................        (4,040)        (1,950)          (189)            (7)
    SL contracts .................................        (8,196)        (6,010)          (204)          (171)
  Adjustments to maintain reserves ...............            87            975        433,435       (312,286)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     4,117,837      3,973,771       (417,578)       904,158
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,965,433      4,856,123       (169,122)     1,407,867
Contract owners' equity beginning of period ......     8,942,689      4,086,566      2,051,563        643,696
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 13,908,122      8,942,689      1,882,441      2,051,563
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       815,829        423,829        302,911        128,905
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       518,256        476,737         75,954        190,940
  Units redeemed .................................      (147,527)       (84,737)      (135,145)       (16,934)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,186,558        815,829        243,720        302,911
                                                    ============   ============   ============   ============

                                                             GVITJPBal                     GVITSMdCpGr
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       365,375        310,932        (14,726)       (21,177)
  Realized gain (loss) on investments ............       176,924     (1,114,649)       903,791     (6,221,454)
  Change in unrealized gain (loss)
   on investments ................................     1,096,457      4,225,049      1,889,603     11,980,636
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,638,756      3,421,332      2,778,668      5,738,005
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     2,759,896      4,638,871      2,740,526      2,705,656
  Transfers between funds ........................    (1,062,356)    (1,225,528)     8,464,512     (4,603,563)
  Surrenders (note 6) ............................    (1,835,320)    (3,610,097)      (739,209)    (2,346,548)
  Death benefits (note 4) ........................       (39,280)       (81,014)       (15,356)       (15,373)
  Net policy repayments (loans) (note 5) .........         5,368        (22,644)      (170,470)       (60,881)
  Deductions for surrender charges (note 2d) .....       (91,815)      (126,556)       (91,667)       (82,261)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,007,232)    (1,217,180)    (1,124,136)    (1,258,797)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (41,577)       (34,976)       (45,277)       (36,188)
    MSP contracts ................................        (2,267)        (2,676)          (824)          (718)
    SL contracts .................................        (8,513)        (7,848)        (5,401)        (4,443)
  Adjustments to maintain reserves ...............           194          1,549            221           (170)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,322,902)    (1,688,099)     9,012,919     (5,703,286)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       315,854      1,733,233     11,791,587         34,719
Contract owners' equity beginning of period ......    20,653,281     18,920,048     17,505,609     17,470,890
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    20,969,135     20,653,281     29,297,196     17,505,609
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,965,948      2,162,462      1,734,720      2,440,718
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       462,314        812,892      1,770,411        709,269
  Units redeemed .................................      (600,256)    (1,009,406)      (511,493)    (1,415,267)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,828,006      1,965,948      2,993,638      1,734,720
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              GVITMyMkt                      GVITMyMkt5
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................  $   1,092,463       1,171,193       2,205,220       1,311,594
  Realized gain (loss) on investments ............              -               -               -               -
  Change in unrealized gain (loss)
   on investments ................................              -               -               -               -
  Reinvested capital gains .......................              -               -               -               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      1,092,463       1,171,193       2,205,220       1,311,594
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     91,624,704      97,467,249     181,752,108     192,507,440
  Transfers between funds ........................    (75,103,776)   (114,357,039)    (34,685,180)   (101,290,021)
  Surrenders (note 6) ............................    (38,910,568)    (55,824,565)    (31,071,081)    (61,768,748)
  Death benefits (note 4) ........................       (461,846)       (379,114)       (223,796)        (89,736)
  Net policy repayments (loans) (note 5) .........     (1,204,930)      2,863,684          (2,686)      1,132,304
  Deductions for surrender charges (note 2d) .....     (1,487,186)     (1,956,990)       (582,301)     (2,165,370)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (11,958,702)    (16,170,050)     (6,034,070)     (7,334,396)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (419,623)       (488,660)              -               -
    MSP contracts ................................        (27,238)        (24,579)              -               -
    SL contracts .................................        (83,030)        (96,167)              -               -
  Adjustments to maintain reserves ...............     (2,214,087)      3,301,389           1,246          (1,515)
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................    (40,246,282)    (85,664,842)    109,154,240      20,989,958
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............    (39,153,819)    (84,493,649)    111,359,460      22,301,552
Contract owners' equity beginning of period ......    166,183,415     250,677,064     285,855,485     263,553,933
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............  $ 127,029,596     166,183,415     397,214,945     285,855,485
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................     13,832,030      20,878,155      28,409,452      26,310,238
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................      8,059,518      10,462,793      26,328,821      29,358,050
  Units redeemed .................................    (11,543,946)    (17,508,918)    (15,545,871)    (27,258,836)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................     10,347,602      13,832,030      39,192,402      28,409,452
                                                    =============   =============   =============   =============

                                                              GVITNWFund                      GVITLead
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................      2,751,977         956,515           2,093             285
  Realized gain (loss) on investments ............        105,578     (17,379,807)         24,049          66,863
  Change in unrealized gain (loss)
   on investments ................................     18,602,994      65,736,490          67,267          18,296
  Reinvested capital gains .......................              -               -           9,814               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     21,460,549      49,313,198         103,223          85,444
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      7,086,110       7,905,976          89,246          85,026
  Transfers between funds ........................       (754,832)     23,708,643         209,198          94,719
  Surrenders (note 6) ............................     (2,436,781)     (1,831,670)        (30,949)         (5,325)
  Death benefits (note 4) ........................       (199,992)       (264,630)             (2)            (19)
  Net policy repayments (loans) (note 5) .........       (320,612)       (278,604)        (10,408)         (6,100)
  Deductions for surrender charges (note 2d) .....       (205,286)        (64,211)         (1,397)           (187)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (5,361,854)     (5,875,204)        (23,120)        (16,243)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (173,614)       (148,808)           (997)           (718)
    MSP contracts ................................        (12,330)        (11,110)              -               -
    SL contracts .................................        (14,327)        (12,490)            (42)            (17)
  Adjustments to maintain reserves ...............          1,782           1,769              91               -
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................     (2,391,736)     23,129,661         231,620         151,136
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............     19,068,813      72,442,859         334,843         236,580
Contract owners' equity beginning of period ......    224,447,215     152,004,356         364,981         128,401
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............    243,516,028     224,447,215         699,824         364,981
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................     22,934,562      19,713,536          34,475          15,191
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................        917,003       4,267,609          29,157          23,642
  Units redeemed .................................     (1,151,367)     (1,046,583)         (7,890)         (4,358)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................     22,700,198      22,934,562          55,742          34,475
                                                    =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITNStrVal                   GVITSmCapGr
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $       (458)          (796)       (27,171)       (18,206)
  Realized gain (loss) on investments ............       489,317       (149,477)     1,409,400      2,099,998
  Change in unrealized gain (loss)
   on investments ................................      (371,091)       709,462      1,674,218      2,410,575
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       117,768        559,189      3,056,447      4,492,367
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        61,038        129,319      3,870,884      3,843,574
  Transfers between funds ........................    (1,771,832)        98,035      2,840,268      3,039,194
  Surrenders (note 6) ............................        (2,570)      (567,140)      (563,151)      (803,743)
  Death benefits (note 4) ........................             -           (208)       (19,870)        (1,348)
  Net policy repayments (loans) (note 5) .........          (426)        (8,467)       (80,632)       (65,073)
  Deductions for surrender charges (note 2d) .....           (99)       (19,882)       (53,430)       (28,176)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (24,384)       (79,625)    (1,043,252)      (994,625)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (1,177)        (3,104)       (41,546)       (33,684)
    MSP contracts ................................          (188)          (444)          (673)          (548)
    SL contracts .................................          (197)          (474)       (11,652)        (9,095)
  Adjustments to maintain reserves ...............           (18)            34        988,085       (989,376)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,739,853)      (451,956)     5,885,031      3,957,100
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    (1,622,085)       107,233      8,941,478      8,449,467
Contract owners' equity beginning of period ......     1,622,085      1,514,852     19,845,051     11,395,584
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $          -      1,622,085     28,786,529     19,845,051
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       156,411        202,694      1,453,721      1,119,506
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        24,511         57,324        700,563        574,317
  Units redeemed .................................      (180,922)      (103,607)      (290,886)      (240,102)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................             -        156,411      1,863,398      1,453,721
                                                    ============   ============   ============   ============

                                                            GVITSmCapVal                   GVITSmComp
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................      (122,124)       (87,482)      (174,098)      (143,671)
  Realized gain (loss) on investments ............     2,324,489     (3,331,739)     4,271,079     (1,256,885)
  Change in unrealized gain (loss)
   on investments ................................     5,004,439     30,637,626        660,494     24,310,071
  Reinvested capital gains .......................     6,436,436              -     10,264,062              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....    13,643,240     27,218,405     15,021,537     22,909,515
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    11,262,248     10,964,969     12,360,798     11,486,749
  Transfers between funds ........................    (4,422,156)     3,526,726     (7,948,742)     3,805,259
  Surrenders (note 6) ............................    (3,082,384)    (3,697,081)    (6,004,130)    (3,898,963)
  Death benefits (note 4) ........................       (86,192)       (38,805)      (194,390)       (36,812)
  Net policy repayments (loans) (note 5) .........      (511,704)     1,221,426       (392,018)       174,118
  Deductions for surrender charges (note 2d) .....      (186,303)      (129,605)      (269,700)      (136,682)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (3,786,368)    (3,358,389)    (3,220,796)    (3,057,512)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................      (158,950)      (114,627)      (116,411)       (89,129)
    MSP contracts ................................        (4,943)        (3,761)        (3,675)        (2,962)
    SL contracts .................................       (31,043)       (22,315)       (20,594)       (15,599)
  Adjustments to maintain reserves ...............       (71,394)        48,422        (27,428)        24,271
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,079,189)     8,396,960     (5,837,086)     8,252,738
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    12,564,051     35,615,365      9,184,451     31,162,253
Contract owners' equity beginning of period ......    80,325,414     44,710,049     80,466,986     49,304,733
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    92,889,465     80,325,414     89,651,437     80,466,986
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     4,241,435      3,651,086      5,165,973      4,334,554
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       944,605      1,499,506      1,744,812      2,105,343
  Units redeemed .................................      (954,598)      (909,157)    (1,962,591)    (1,273,924)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     4,231,442      4,241,435      4,948,194      5,165,973
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITTGroFoc                    GVITUSGro
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $       (302)          (526)        (3,470)        (1,851)
  Realized gain (loss) on investments ............        93,434        156,796       (375,192)       674,474
  Change in unrealized gain (loss)
   on investments ................................       (66,842)       130,920        578,925       (163,614)
  Reinvested capital gains .......................             -              -        165,876        292,900
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        26,290        287,190        366,139        801,909
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        95,836        169,804        685,388        501,154
  Transfers between funds ........................    (1,186,628)       352,590       (834,030)     3,039,266
  Surrenders (note 6) ............................       (22,176)       (83,300)      (176,278)      (226,805)
  Death benefits (note 4) ........................          (386)           (88)        (7,312)             -
  Net policy repayments (loans) (note 5) .........        (2,830)        (1,138)       (14,916)        (7,359)
  Deductions for surrender charges (note 2d) .....          (858)        (2,920)       (11,543)        (7,951)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (22,424)       (57,261)      (249,472)      (161,867)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................          (827)        (2,036)        (9,914)        (6,441)
    MSP contracts ................................            (8)           (23)          (276)           (57)
    SL contracts .................................          (175)          (448)          (942)          (382)
  Adjustments to maintain reserves ...............        (8,761)         1,058            523          2,805
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,149,237)       376,238       (618,772)     3,132,363
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    (1,122,947)       663,428       (252,633)     3,934,272
Contract owners' equity beginning of period ......     1,122,947        459,519      4,336,194        401,922
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $          -      1,122,947      4,083,561      4,336,194
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       337,566        208,046        346,883         48,858
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        63,741        187,485        111,043        336,513
  Units redeemed .................................      (401,307)       (57,965)      (167,120)       (38,488)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................             -        337,566        290,806        346,883
                                                    ============   ============   ============   ============

                                                           GVITVKMultiSec                  GVITWLead
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       819,412      1,321,565         (1,131)        (2,267)
  Realized gain (loss) on investments ............       721,092      1,062,710        155,078       (574,965)
  Change in unrealized gain (loss)
   on investments ................................      (502,965)       550,178        451,020      1,609,490
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,037,539      2,934,453        604,967      1,032,258
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     2,572,366      3,695,958        528,376        592,766
  Transfers between funds ........................    (7,238,858)     1,368,926        640,260       (323,570)
  Surrenders (note 6) ............................    (2,328,979)    (7,991,229)      (131,528)      (398,551)
  Death benefits (note 4) ........................        (9,534)       (15,509)        (6,904)        (1,209)
  Net policy repayments (loans) (note 5) .........       (66,170)       (50,134)        11,246          6,501
  Deductions for surrender charges (note 2d) .....       (28,653)      (280,141)       (12,284)       (13,972)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (823,722)    (1,057,623)      (254,858)      (234,284)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (26,060)       (26,096)       (12,977)       (10,839)
    MSP contracts ................................        (3,253)        (3,306)          (286)          (282)
    SL contracts .................................        (3,679)        (4,084)        (1,382)          (967)
  Adjustments to maintain reserves ...............       (89,250)        84,899            (80)           191
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (8,045,792)    (4,278,339)       759,583       (384,216)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    (7,008,253)    (1,343,886)     1,364,550        648,042
Contract owners' equity beginning of period ......    21,100,002     22,443,888      3,652,676      3,004,634
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    14,091,749     21,100,002      5,017,226      3,652,676
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,587,574      1,873,291        359,266        406,549
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       417,112      1,399,580        178,586        122,092
  Units redeemed .................................    (1,024,478)    (1,685,297)       (97,204)      (169,375)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       980,208      1,587,574        440,648        359,266
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GSMdCpValA                  GSVITMidCap
                                                    --------------------------  ---------------------------
                                                       2004          2003          2004           2003
                                                    ------------  ------------  ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $          -             -       125,668         88,506
  Realized gain (loss) on investments ............             -             6     2,310,929        135,995
  Change in unrealized gain (loss)
   on investments ................................             -            20     1,269,480      1,824,068
  Reinvested capital gains .......................             -             -     3,321,362        145,638
                                                    ------------  ------------  ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             -            26     7,027,439      2,194,207
                                                    ------------  ------------  ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................             -             -     4,622,376      1,834,204
  Transfers between funds ........................             -          (763)   10,080,864     13,587,697
  Surrenders (note 6) ............................             -             -      (848,903)       (14,049)
  Death benefits (note 4) ........................             -             -       (65,516)             -
  Net policy repayments (loans) (note 5) .........             -             -        60,952         (2,677)
  Deductions for surrender charges (note 2d) .....             -             -       (22,239)          (493)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..             -           (74)     (514,068)      (121,300)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -             -             -              -
    MSP contracts ................................             -             -             -              -
    SL contracts .................................             -             -             -              -
  Adjustments to maintain reserves ...............             -           811           467            811
                                                    ------------  ------------  ------------   ------------
      Net equity transactions ....................             -           (26)   13,313,933     15,284,193
                                                    ------------  ------------  ------------   ------------
Net change in contract owners' equity ............             -             -    20,341,372     17,478,400
Contract owners' equity beginning of period ......             -             -    17,551,174         72,774
                                                    ------------  ------------  ------------   ------------
Contract owners' equity end of period ............  $          -             -    37,892,546     17,551,174
                                                    ============  ============  ============   ============
CHANGES IN UNITS:
  Beginning units ................................             -             -     1,387,658          7,368
                                                    ------------  ------------  ------------   ------------
  Units purchased ................................             -            77     1,543,439      1,500,451
  Units redeemed .................................             -           (77)     (544,517)      (120,161)
                                                    ------------  ------------  ------------   ------------
  Ending units ...................................             -             -     2,386,580      1,387,658
                                                    ============  ============  ============   ============

                                                              JanBal                     JanCapAp
                                                    --------------------------  ---------------------------
                                                       2004          2003          2004           2003
                                                    ------------  ------------  ------------   ------------
Investment activity:
  Net investment income (loss) ...................       151,038         54,491        (42,874)        32,528
  Realized gain (loss) on investments ............        70,816         85,307      1,143,877     (1,912,692)
  Change in unrealized gain (loss)
   on investments ................................       363,085        246,371      5,549,490      8,271,924
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       584,939        386,169      6,650,493      6,391,760
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,160,576        821,364      6,422,848      7,160,656
  Transfers between funds ........................     1,679,870      4,055,239     (7,394,698)     2,601,889
  Surrenders (note 6) ............................       (69,424)       (87,938)    (1,752,563)    (1,153,173)
  Death benefits (note 4) ........................       (28,654)             -        (18,232)       (23,216)
  Net policy repayments (loans) (note 5) .........           472           (985)      (134,220)      (116,736)
  Deductions for surrender charges (note 2d) .....        (4,315)        (3,083)      (120,894)       (40,426)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (178,672)       (71,400)    (2,242,458)    (2,498,629)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (2,507)          (649)       (91,384)       (78,888)
    MSP contracts ................................             -              -         (2,106)        (2,042)
    SL contracts .................................          (435)          (134)       (11,896)       (11,045)
  Adjustments to maintain reserves ...............           193             53            463          1,269
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     2,557,104      4,712,467     (5,345,140)     5,839,659
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     3,142,043      5,098,636      1,305,353     12,231,419
Contract owners' equity beginning of period ......     5,108,439          9,803     41,144,561     28,913,142
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     8,250,482      5,108,439     42,449,914     41,144,561
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       449,080            977      6,358,834      5,364,244
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       491,143        487,396      1,474,265      2,562,709
  Units redeemed .................................      (269,377)       (39,293)    (2,272,205)    (1,568,119)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       670,846        449,080      5,560,894      6,358,834
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                             JanGlTech                      JanIntGro
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     (8,121)        (8,866)       257,097        259,609
  Realized gain (loss) on investments ............      (645,737)    (2,439,149)     2,563,889      2,408,308
  Change in unrealized gain (loss)
   on investments ................................       695,001      7,347,499      3,612,548      6,998,962
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        41,143      4,899,484      6,433,534      9,666,879
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     2,795,478      3,378,471      5,532,358      5,987,682
  Transfers between funds ........................    (1,856,896)    (1,559,502)    (3,450,776)    (7,806,540)
  Surrenders (note 6) ............................      (653,867)      (537,101)    (1,699,195)    (1,040,879)
  Death benefits (note 4) ........................        (8,038)       (10,154)       (31,014)       (39,662)
  Net policy repayments (loans) (note 5) .........       (47,148)      (142,785)      (118,742)       (94,748)
  Deductions for surrender charges (note 2d) .....       (63,144)       (18,829)      (120,978)       (36,489)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,005,570)    (1,177,248)    (1,873,360)    (1,976,426)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (42,706)       (38,787)       (75,471)       (60,533)
    MSP contracts ................................          (828)          (817)        (1,518)        (1,406)
    SL contracts .................................        (7,949)        (6,794)        (9,874)        (8,230)
  Adjustments to maintain reserves ...............           365          3,196         72,014        (48,110)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................      (890,303)      (110,350)    (1,776,556)    (5,125,341)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............      (849,160)     4,789,134      4,656,978      4,541,538
Contract owners' equity beginning of period ......    15,076,606     10,287,472     36,484,345     31,942,807
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 14,227,446     15,076,606     41,141,323     36,484,345
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     4,234,188      4,230,880      5,805,013      6,832,396
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,097,931      1,494,645      1,967,284      1,706,716
  Units redeemed .................................    (1,360,705)    (1,491,337)    (2,257,961)    (2,734,099)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     3,971,414      4,234,188      5,514,336      5,805,013
                                                    ============   ============   ============   ============

                                                            JanRMgLgCap                  MFSVITInvGrwI
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................         3,669             29           (393)           (23)
  Realized gain (loss) on investments ............         5,557            109          6,510          2,763
  Change in unrealized gain (loss)
   on investments ................................         1,454          3,346        175,975         20,062
  Reinvested capital gains .......................        20,216              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        30,896          3,484        182,092         22,802
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        26,758         22,103        421,652        185,244
  Transfers between funds ........................       263,556         16,103      1,862,074        253,790
  Surrenders (note 6) ............................        (1,148)             -        (42,476)           (19)
  Death benefits (note 4) ........................             -              -              -              -
  Net policy repayments (loans) (note 5) .........        (8,162)             -        (13,232)             -
  Deductions for surrender charges (note 2d) .....          (210)             -         (5,325)            (1)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (11,240)        (1,327)      (136,202)        (9,922)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................          (592)           (37)        (5,923)          (427)
    MSP contracts ................................             -              -           (123)           (10)
    SL contracts .................................           (39)             -           (321)           (10)
  Adjustments to maintain reserves ...............            53              1            (85)             -
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       268,976         36,843      2,080,039        428,645
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       299,872         40,327      2,262,131        451,447
Contract owners' equity beginning of period ......        40,327              -        451,447              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       340,199         40,327      2,713,578        451,447
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................         3,278              -         38,925              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        22,085          3,396        192,674         39,860
  Units redeemed .................................        (1,821)          (118)       (17,309)          (935)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        23,542          3,278        214,290         38,925
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                            MFSVITValIn                    NBAMTFasc
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $      2,441            (32)        (2,756)        (1,210)
  Realized gain (loss) on investments ............         5,319          4,761         33,284         93,857
  Change in unrealized gain (loss)
   on investments ................................        87,483         24,142        147,002         27,859
  Reinvested capital gains .......................         8,180              -          5,080            311
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       103,423         28,871        182,610        120,817
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       237,958         36,952        262,754         45,421
  Transfers between funds ........................       497,492        208,644      1,252,168        683,040
  Surrenders (note 6) ............................        (3,873)           (14)        (5,568)        (2,040)
  Death benefits (note 4) ........................        (1,340)             -           (766)             -
  Net policy repayments (loans) (note 5) .........        (2,552)        (7,285)        (2,002)          (114)
  Deductions for surrender charges (note 2d) .....        (1,273)            (1)           (90)           (71)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (66,618)       (13,032)       (41,206)       (14,451)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (2,558)          (431)        (1,073)          (113)
    MSP contracts ................................            (8)             -              -              -
    SL contracts .................................          (177)           (25)          (113)             -
  Adjustments to maintain reserves ...............           108         14,492            135             (5)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       657,159        239,300      1,464,239        711,667
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       760,582        268,171      1,646,849        832,484
Contract owners' equity beginning of period ......       268,171              -        868,210         35,726
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  1,028,753        268,171      2,515,059        868,210
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        21,683              -         69,138          3,552
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        56,865         23,541        131,687         70,587
  Units redeemed .................................        (6,330)        (1,858)       (21,661)        (5,001)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        72,218         21,683        179,164         69,138
                                                    ============   ============   ============   ============

                                                            NBAMTGuard                      NBAMTLMat
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................         1,257         95,766        115,788         38,806
  Realized gain (loss) on investments ............       589,742     (2,872,414)       (31,570)        (5,817)
  Change in unrealized gain (loss)
   on investments ................................     1,416,484      6,456,331        (71,615)       (25,993)
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     2,007,483      3,679,683         12,603          6,996
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,609,514      2,582,164        274,148         58,892
  Transfers between funds ........................    (1,745,024)    (5,575,421)     2,164,314      1,139,481
  Surrenders (note 6) ............................      (254,328)      (743,806)       (77,310)        (5,044)
  Death benefits (note 4) ........................       (86,740)        (7,394)             -              -
  Net policy repayments (loans) (note 5) .........       (49,656)      (104,624)       (24,204)        (1,608)
  Deductions for surrender charges (note 2d) .....       (34,342)       (26,075)        (1,843)          (177)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (647,614)      (782,786)      (104,620)       (16,529)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (31,107)       (26,924)        (6,232)          (767)
    MSP contracts ................................          (910)        (1,184)          (379)          (244)
    SL contracts .................................        (5,082)        (4,282)          (895)          (113)
  Adjustments to maintain reserves ...............       (31,122)        26,308             62             15
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,276,411)    (4,664,024)     2,223,041      1,173,906
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       731,072       (984,341)     2,235,644      1,180,902
Contract owners' equity beginning of period ......    13,937,956     14,922,297      1,180,902              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    14,669,028     13,937,956      3,416,546      1,180,902
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,111,032      1,679,893        116,918              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       232,109        371,872        250,023        119,449
  Units redeemed .................................      (342,317)      (940,733)       (31,293)        (2,531)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,000,824      1,111,032        335,648        116,918
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                             NBAMTMCGr                    NBAMTPart
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    (38,881)       (56,614)       (12,962)       (12,047)
  Realized gain (loss) on investments ............      (143,920)    (6,377,133)       557,880       (561,413)
  Change in unrealized gain (loss)
   on investments ................................     6,035,016     15,912,922      2,294,858      4,134,976
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     5,852,215      9,479,175      2,839,776      3,561,516
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     5,727,688      8,083,193      1,780,040      1,560,523
  Transfers between funds ........................    (2,771,470)    (8,263,876)     5,925,040       (777,622)
  Surrenders (note 6) ............................    (1,757,193)    (5,907,368)      (837,024)      (726,406)
  Death benefits (note 4) ........................       (25,890)       (11,596)       (37,496)       (10,628)
  Net policy repayments (loans) (note 5) .........      (101,094)     1,432,261         52,094        (33,461)
  Deductions for surrender charges (note 2d) .....      (131,963)      (207,089)       (43,044)       (25,465)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (2,134,402)    (2,335,277)      (746,454)      (739,323)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (84,046)       (69,062)       (38,362)       (31,895)
    MSP contracts ................................        (1,769)        (1,661)        (1,569)        (1,472)
    SL contracts .................................       (12,056)        (9,726)        (8,439)        (5,506)
  Adjustments to maintain reserves ...............        14,566        (12,518)           641            (79)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,277,629)    (7,302,719)     6,045,427       (791,334)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,574,586      2,176,456      8,885,203      2,770,182
Contract owners' equity beginning of period ......    38,859,070     36,682,614     13,285,260     10,515,078
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 43,433,656     38,859,070     22,170,463     13,285,260
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     3,421,784      4,122,483      1,221,620      1,311,811
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,091,843      1,768,813        918,586        292,732
  Units redeemed .................................    (1,042,877)    (2,469,512)      (408,852)      (382,923)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     3,470,750      3,421,784      1,731,354      1,221,620
                                                    ============   ============   ============   ============

                                                            NBAMSocRes                   OGMidCapGr
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................          (215)           (17)        (8,348)        (5,592)
  Realized gain (loss) on investments ............         2,371          1,158        331,182         16,331
  Change in unrealized gain (loss)
   on investments ................................        61,525          8,463          8,430        333,042
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        63,681          9,604        331,264        343,781
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       129,580         12,253        158,474        148,079
  Transfers between funds ........................       320,250        110,376       (276,630)     2,146,402
  Surrenders (note 6) ............................        (4,621)          (544)      (177,267)        (1,316)
  Death benefits (note 4) ........................             -              -         (1,030)             -
  Net policy repayments (loans) (note 5) .........        (2,044)           771              -            (18)
  Deductions for surrender charges (note 2d) .....          (716)           (19)          (461)           (46)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (40,158)        (4,369)       (68,502)       (41,748)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (1,194)          (108)             -              -
    MSP contracts ................................           (25)             -              -              -
    SL contracts .................................          (250)            (9)             -              -
  Adjustments to maintain reserves ...............           140              -             87             40
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       400,962        118,351       (365,329)     2,251,393
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       464,643        127,955        (34,065)     2,595,174
Contract owners' equity beginning of period ......       127,955              -      2,795,974        200,800
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       592,598        127,955      2,761,909      2,795,974
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        10,340              -        219,218         19,940
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        36,335         10,750        153,069        210,074
  Units redeemed .................................        (4,401)          (410)      (179,553)       (10,796)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        42,274         10,340        192,734        219,218
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OGMidCapV                    OppAggGro
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $      3,808          1,064        (87,334)       (93,605)
  Realized gain (loss) on investments ............        31,563         83,866      1,101,651     (9,108,246)
  Change in unrealized gain (loss)
   on investments ................................        61,159         59,721     10,016,449     21,592,176
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        96,530        144,651     11,030,766     12,390,325
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       200,088         71,250      9,824,252     10,246,131
  Transfers between funds ........................       322,510         10,417     (2,527,142)    (4,627,220)
  Surrenders (note 6) ............................          (318)        (1,311)    (3,470,078)    (6,203,773)
  Death benefits (note 4) ........................          (790)             -        (94,766)       (58,439)
  Net policy repayments (loans) (note 5) .........             -          1,747       (478,916)      (117,265)
  Deductions for surrender charges (note 2d) .....             -            (46)      (210,489)      (217,480)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (31,214)       (18,966)    (3,142,394)    (3,543,409)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -       (120,103)      (100,746)
    MSP contracts ................................             -              -         (2,816)        (3,202)
    SL contracts .................................             -              -        (12,403)       (10,783)
  Adjustments to maintain reserves ...............            65             40         (1,847)         6,073
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       490,341         63,131       (236,702)    (4,630,113)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       586,871        207,782     10,794,064      7,760,212
Contract owners' equity beginning of period ......       594,745        386,963     54,545,378     46,785,166
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  1,181,616        594,745     65,339,442     54,545,378
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        45,289         39,000      5,597,728      5,745,655
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        55,450         21,460      2,629,430      2,222,342
  Units redeemed .................................       (22,563)       (15,171)    (2,311,400)    (2,370,269)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        78,176         45,289      5,915,758      5,597,728
                                                    ============   ============   ============   ============

                                                             OppCapAp                      OppGlSec
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       115,666        148,607        470,329        176,397
  Realized gain (loss) on investments ............    (1,089,175)    (6,846,665)     2,722,991        427,239
  Change in unrealized gain (loss)
   on investments ................................     9,875,610     33,617,086      6,067,450     12,200,617
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     8,902,101     26,919,028      9,260,770     12,804,253
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    23,669,318     21,175,779      6,960,044      5,476,123
  Transfers between funds ........................     4,779,426      5,061,719      7,910,846      2,664,166
  Surrenders (note 6) ............................    (4,620,095)    (3,281,220)    (1,475,823)    (4,447,211)
  Death benefits (note 4) ........................      (192,026)      (161,175)       (81,242)       (29,742)
  Net policy repayments (loans) (note 5) .........      (421,134)      (378,614)      (100,632)      (626,888)
  Deductions for surrender charges (note 2d) .....      (328,037)      (115,027)      (102,825)      (155,902)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (5,210,128)    (5,134,931)    (2,045,172)    (1,638,101)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................      (180,963)      (146,416)       (73,087)       (46,029)
    MSP contracts ................................        (5,059)        (4,244)        (1,519)          (956)
    SL contracts .................................       (22,776)       (18,475)       (12,227)        (7,141)
  Adjustments to maintain reserves ...............        (8,286)        17,532        432,717       (300,321)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    17,460,240     17,014,928     11,411,080        887,998
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    26,362,341     43,933,956     20,671,850     13,692,251
Contract owners' equity beginning of period ......   118,446,268     74,512,312     39,693,025     26,000,774
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............   144,808,609    118,446,268     60,364,875     39,693,025
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     9,502,860      7,585,502      4,248,465      3,973,943
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     3,908,910      3,794,651      2,366,576      1,728,441
  Units redeemed .................................    (1,986,762)    (1,877,293)    (1,184,275)    (1,453,919)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................    11,425,008      9,502,860      5,430,766      4,248,465
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppHighInc                    OppMSFund
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     75,091            (27)       307,388        272,017
  Realized gain (loss) on investments ............        58,940         23,124        382,536     (2,968,161)
  Change in unrealized gain (loss)
   on investments ................................        55,598         60,345      3,143,915     11,298,515
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       189,629         83,442      3,833,839      8,602,371
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       345,332         86,603      6,830,182      6,963,803
  Transfers between funds ........................     1,411,694      1,385,813     (5,157,620)     4,692,400
  Surrenders (note 6) ............................      (121,394)           (49)    (1,808,071)    (2,783,975)
  Death benefits (note 4) ........................             -              -        (57,470)       (59,961)
  Net policy repayments (loans) (note 5) .........       (21,942)          (229)      (167,212)       (33,551)
  Deductions for surrender charges (note 2d) .....       (12,864)            (2)      (162,716)       (97,595)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (146,004)       (19,051)    (2,636,462)    (2,720,356)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (5,776)        (1,139)      (116,761)       (94,183)
    MSP contracts ................................           (53)            (5)        (5,220)        (4,035)
    SL contracts .................................          (356)           (68)       (15,873)       (12,679)
  Adjustments to maintain reserves ...............            75          4,846          4,362            680
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     1,448,712      1,456,719     (3,292,861)     5,850,548
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     1,638,341      1,540,161        540,978     14,452,919
Contract owners' equity beginning of period ......     1,540,161              -     41,901,792     27,448,873
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  3,178,502      1,540,161     42,442,770     41,901,792
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       137,738              -      4,090,438      3,375,910
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       147,625        139,643      1,008,403      1,723,341
  Units redeemed .................................       (24,497)        (1,905)    (1,348,277)    (1,008,813)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       260,866        137,738      3,750,564      4,090,438
                                                    ============   ============   ============   ============

                                                            OppMSSmCap                    PVITAllAsset
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................          (390)           (28)         6,886              -
  Realized gain (loss) on investments ............       142,686         34,019            508              -
  Change in unrealized gain (loss)
   on investments ................................       147,966        111,096         (2,204)             -
  Reinvested capital gains .......................             -              -            162              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       290,262        145,087          5,352              -
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       372,804         71,748             (4)             -
  Transfers between funds ........................       337,728      1,019,368        271,546              -
  Surrenders (note 6) ............................      (149,423)       (31,312)             -              -
  Death benefits (note 4) ........................        (4,692)             -              -              -
  Net policy repayments (loans) (note 5) .........         1,588        (49,778)             -              -
  Deductions for surrender charges (note 2d) .....        (8,483)        (1,098)             -              -
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (110,310)       (21,917)        (1,184)             -
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (5,139)          (987)             -              -
    MSP contracts ................................          (414)          (116)             -              -
    SL contracts .................................          (315)          (233)             -              -
  Adjustments to maintain reserves ...............           129             15             27              -
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       433,473        985,690        270,385              -
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       723,735      1,130,777        275,737              -
Contract owners' equity beginning of period ......     1,130,777              -              -              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     1,854,512      1,130,777        275,737              -
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        81,527              -              -              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        65,547         89,563         25,169              -
  Units redeemed .................................       (35,110)        (8,036)          (555)             -
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       111,964         81,527         24,614              -
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            PIMLowDur                     PIMRealRet
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    537,462         86,148         88,916        113,712
  Realized gain (loss) on investments ............        36,705          3,919        195,127        154,919
  Change in unrealized gain (loss)
   on investments ................................        11,372          3,744        142,688         32,564
  Reinvested capital gains .......................       178,924         24,408        517,832        173,353
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       764,463        118,219        944,563        474,548
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     6,466,440      2,251,092      2,797,084      2,213,271
  Transfers between funds ........................     9,533,832     32,861,458      7,867,118      5,400,576
  Surrenders (note 6) ............................    (3,088,632)        (6,219)      (852,849)       (16,983)
  Death benefits (note 4) ........................      (141,070)           (41)       (21,796)           (83)
  Net policy repayments (loans) (note 5) .........             -            (45)             -         (8,469)
  Deductions for surrender charges (note 2d) .....       (98,060)          (218)       (21,200)          (595)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (998,114)      (170,379)      (292,236)      (201,746)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -              -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -              -              -
  Adjustments to maintain reserves ...............        (4,423)          (859)        (3,936)        (1,536)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    11,669,973     34,934,789      9,472,185      7,384,435
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    12,434,436     35,053,008     10,416,748      7,858,983
Contract owners' equity beginning of period ......    35,511,501        458,493      8,363,151        504,168
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 47,945,937     35,511,501     18,779,899      8,363,151
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     3,413,680         45,027        744,303         48,671
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     2,874,199      3,485,571      1,162,498        815,057
  Units redeemed .................................    (1,748,257)      (116,918)      (367,807)      (119,425)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     4,539,622      3,413,680      1,538,994        744,303
                                                    ============   ============   ============   ============

                                                              PIMTotRet                  PVCTHiYield
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       953,112        541,948        647,890        113,587
  Realized gain (loss) on investments ............       225,440         27,596        191,978        221,299
  Change in unrealized gain (loss)
   on investments ................................       451,710       (110,836)        12,692        122,976
  Reinvested capital gains .......................     1,031,052        290,711         50,706              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     2,661,314        749,419        903,266        457,862
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    10,162,492      8,039,115      1,284,216        454,556
  Transfers between funds ........................    14,787,330     34,473,770     (1,391,140)     7,445,739
  Surrenders (note 6) ............................    (1,849,835)      (191,424)      (202,487)        (1,413)
  Death benefits (note 4) ........................       (87,364)           (13)       (27,808)             -
  Net policy repayments (loans) (note 5) .........             -            930              -            575
  Deductions for surrender charges (note 2d) .....       (28,288)        (6,711)        (7,654)           (50)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,169,340)      (521,426)      (246,358)       (53,419)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -              -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -              -              -
  Adjustments to maintain reserves ...............        (5,184)        (2,918)         5,499          1,649
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    21,809,811     41,791,323       (585,732)     7,847,637
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    24,471,125     42,540,742        317,534      8,305,499
Contract owners' equity beginning of period ......    44,454,851      1,914,109      8,309,363          3,864
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    68,925,976     44,454,851      8,626,897      8,309,363
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     4,110,079        185,355        605,437            373
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     2,932,313      5,248,267        483,764        656,655
  Units redeemed .................................      (947,478)    (1,323,543)      (504,541)       (51,591)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     6,094,914      4,110,079        584,660        605,437
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             PVTGroInc                     PVTIntEq
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $      5,400            (33)        13,509            (31)
  Realized gain (loss) on investments ............         5,250            453         54,994         21,814
  Change in unrealized gain (loss)
   on investments ................................        71,844         20,678        144,657         56,900
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        82,494         21,098        213,160         78,683
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       149,342         28,781        157,048         14,483
  Transfers between funds ........................       539,848        228,994        571,550        663,418
  Surrenders (note 6) ............................       (13,683)           (15)       (18,702)           (80)
  Death benefits (note 4) ........................             -              -              -              -
  Net policy repayments (loans) (note 5) .........       (10,414)             -           (236)             -
  Deductions for surrender charges (note 2d) .....        (1,153)             -           (853)            (3)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (52,578)        (6,648)       (66,042)        (9,365)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (1,892)          (198)        (2,789)          (378)
    MSP contracts ................................            (8)             -           (144)           (10)
    SL contracts .................................           (56)             -           (480)           (28)
  Adjustments to maintain reserves ...............            92              1             77              1
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       609,498        250,915        639,429        668,038
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       691,992        272,013        852,589        746,721
Contract owners' equity beginning of period ......       272,013              -        746,721              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $    964,005        272,013      1,599,310        746,721
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        21,892              -         58,343              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        54,544         22,486         54,566         59,178
  Units redeemed .................................        (6,610)          (594)        (5,367)          (835)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        69,826         21,892        107,542         58,343
                                                    ============   ============   ============   ============

                                                             PVTVoyII                     RCFMicroCap
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................           299             (7)       (71,700)       (16,213)
  Realized gain (loss) on investments ............         1,952            216      1,460,029        253,253
  Change in unrealized gain (loss)
   on investments ................................        13,776          6,212       (730,678)     1,459,001
  Reinvested capital gains .......................             -              -      1,893,810        421,098
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        16,027          6,421      2,551,461      2,117,139
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       114,522         28,007      5,455,688      1,969,963
  Transfers between funds ........................       111,066        105,251      8,683,586      7,153,431
  Surrenders (note 6) ............................          (139)             -       (980,613)        (4,850)
  Death benefits (note 4) ........................        (2,104)             -        (63,360)          (115)
  Net policy repayments (loans) (note 5) .........        (3,574)             -         60,952         14,535
  Deductions for surrender charges (note 2d) .....            (9)             -        (31,357)          (170)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (35,112)        (4,820)      (483,476)      (137,413)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................          (913)          (113)             -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................           (88)           (15)             -              -
  Adjustments to maintain reserves ...............            61              -         (7,524)         1,186
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       183,710        128,310     12,633,896      8,996,567
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       199,737        134,731     15,185,357     11,113,706
Contract owners' equity beginning of period ......       134,731              -     11,554,326        440,620
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       334,468        134,731     26,739,683     11,554,326
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        11,366              -        769,030         43,606
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        19,141         11,800      1,170,660        805,112
  Units redeemed .................................        (3,643)          (434)      (371,060)       (79,688)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        26,864         11,366      1,568,630        769,030
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                              StOpp2                       TRowEqInc2
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    (58,999)       (39,781)       430,246        149,945
  Realized gain (loss) on investments ............     1,604,983     (2,380,253)     2,128,371        121,913
  Change in unrealized gain (loss)
   on investments ................................     4,189,292     12,212,543      2,187,744      3,003,853
  Reinvested capital gains .......................             -              -        997,736              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     5,735,276      9,792,509      5,744,097      3,275,711
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     5,364,084      6,295,457      5,856,754      3,384,985
  Transfers between funds ........................    (2,354,336)    (4,344,951)    15,347,540     17,388,304
  Surrenders (note 6) ............................    (3,743,160)      (424,909)      (624,002)       (16,115)
  Death benefits (note 4) ........................       (35,354)       (11,288)      (101,604)             -
  Net policy repayments (loans) (note 5) .........       186,860       (119,731)       101,586          2,277
  Deductions for surrender charges (note 2d) .....      (111,528)       (14,896)       (18,144)          (565)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,439,780)    (1,539,180)      (650,674)      (216,716)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (50,514)       (39,692)             -              -
    MSP contracts ................................        (1,454)          (964)             -              -
    SL contracts .................................       (12,877)       (10,465)             -              -
  Adjustments to maintain reserves ...............        37,521        (27,928)        22,052            521
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (2,160,538)      (238,547)    19,933,508     20,542,691
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     3,574,738      9,553,962     25,677,605     23,818,402
Contract owners' equity beginning of period ......    33,663,086     24,109,124     23,990,384        171,982
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 37,237,824     33,663,086     49,667,989     23,990,384
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     3,554,641      3,484,072      1,900,200         16,999
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,034,598      1,386,378      2,287,540      2,037,182
  Units redeemed .................................    (1,260,747)    (1,315,809)      (746,150)      (153,981)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     3,328,492      3,554,641      3,441,590      1,900,200
                                                    ============   ============   ============   ============

                                                            TRowMidCap2                  TRowNewAmG
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       (81,638)       (12,737)           (66)             -
  Realized gain (loss) on investments ............     1,664,781        270,991             96              -
  Change in unrealized gain (loss)
   on investments ................................     3,483,713      1,198,675          4,161              -
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     5,066,856      1,456,929          4,191              -
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     3,574,312      1,805,611        553,966              -
  Transfers between funds ........................     4,848,514     16,971,347      2,066,602              -
  Surrenders (note 6) ............................      (870,149)        (8,490)             -              -
  Death benefits (note 4) ........................       (78,028)             -              -              -
  Net policy repayments (loans) (note 5) .........             -          1,360              -              -
  Deductions for surrender charges (note 2d) .....       (33,245)          (298)             -              -
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (502,182)       (90,693)          (352)             -
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -              -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -              -              -
  Adjustments to maintain reserves ...............           364            657          1,374              -
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     6,939,586     18,679,494      2,621,590              -
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    12,006,442     20,136,423      2,625,781              -
Contract owners' equity beginning of period ......    20,261,835        125,412              -              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    32,268,277     20,261,835      2,625,781              -
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,435,604         12,242              -              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,051,136      1,490,359        242,989              -
  Units redeemed .................................      (544,684)       (66,997)           (35)             -
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,942,056      1,435,604        242,954              -
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                             VEWrldEMkt                    VEWrldHAs
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     42,391          2,184         14,450         10,309
  Realized gain (loss) on investments ............     1,046,565      1,056,488      1,115,124       (106,702)
  Change in unrealized gain (loss)
   on investments ................................     1,246,193      2,226,271        521,610      1,336,812
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     2,335,149      3,284,943      1,651,184      1,240,419
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,397,150      1,415,232      1,142,488        581,718
  Transfers between funds ........................     4,094,266       (428,461)     1,737,814      2,069,447
  Surrenders (note 6) ............................      (741,016)    (1,268,860)      (256,163)      (189,087)
  Death benefits (note 4) ........................       (28,574)        (3,830)          (166)         1,053
  Net policy repayments (loans) (note 5) .........      (110,950)       (51,439)       (17,776)       (10,730)
  Deductions for surrender charges (note 2d) .....       (34,947)       (44,481)       (14,723)        (6,629)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (498,772)      (537,123)      (282,138)      (201,892)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (25,885)       (20,655)       (12,825)        (7,613)
    MSP contracts ................................          (499)          (543)          (516)          (364)
    SL contracts .................................        (3,423)        (2,560)        (3,295)        (1,113)
  Adjustments to maintain reserves ...............        (7,567)           480         (3,917)           158
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     4,039,783       (942,240)     2,288,783      2,234,948
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     6,374,932      2,342,703      3,939,967      3,475,367
Contract owners' equity beginning of period ......     8,519,214      6,176,511      5,881,442      2,406,075
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 14,894,146      8,519,214      9,821,409      5,881,442
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       738,211        830,944        495,019        293,707
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       415,455        266,387        243,756        254,916
  Units redeemed .................................      (199,128)      (359,120)       (82,217)       (53,604)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       954,538        738,211        656,558        495,019
                                                    ============   ============   ============   ============

                                                              VKoreFI                       VKEmMkt
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................        12,300            (22)       730,431        (11,369)
  Realized gain (loss) on investments ............           677           (507)       492,318        612,356
  Change in unrealized gain (loss)
   on investments ................................           807          1,903       (638,091)     1,121,269
  Reinvested capital gains .......................           778            273        349,082              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        14,562          1,647        933,740      1,722,256
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        62,392         13,411      1,323,678      1,404,040
  Transfers between funds ........................       372,898        115,209        504,330      2,158,333
  Surrenders (note 6) ............................        (2,737)        (3,744)    (1,343,729)      (314,799)
  Death benefits (note 4) ........................             -              -        (26,100)        (1,923)
  Net policy repayments (loans) (note 5) .........        (4,730)          (117)       (65,000)         5,705
  Deductions for surrender charges (note 2d) .....          (106)          (131)       (27,754)       (11,036)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (24,990)        (3,299)      (486,288)      (458,327)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (1,071)          (158)       (18,785)       (15,557)
    MSP contracts ................................           (10)             -           (866)          (642)
    SL contracts .................................           (41)            (7)        (2,496)        (1,972)
  Adjustments to maintain reserves ...............            59          4,804        (19,795)        17,821
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       401,664        125,968       (162,805)     2,781,643
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       416,226        127,615        770,935      4,503,899
Contract owners' equity beginning of period ......       127,615              -      9,242,412      4,738,513
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       543,841        127,615     10,013,347      9,242,412
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        12,470              -        594,194        392,219
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        41,826         12,830        287,526        328,822
  Units redeemed .................................        (3,378)          (360)      (299,616)      (126,847)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        50,918         12,470        582,104        594,194
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                          VKMidCapG                       VKUSRealEst
                                                                 ----------------------------    ----------------------------
                                                                     2004            2003            2004            2003
                                                                 ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ...............................   $     (4,266)         (4,221)        677,509         (45,467)
  Realized gain (loss) on investments ........................        520,995           9,931       2,168,984         612,385
  Change in unrealized gain (loss) on investments ............        260,318         999,073      11,244,483       9,192,176
  Reinvested capital gains ...................................              -               -         870,754               -
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...............................        777,047       1,004,783      14,961,730       9,759,094
                                                                 ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 6) ...        619,682         637,548       7,106,016       5,610,759
  Transfers between funds ....................................         69,430        (150,262)      5,390,914       3,435,006
  Surrenders (note 6) ........................................       (432,797)       (117,736)     (2,883,199)     (4,004,219)
  Death benefits (note 4) ....................................        (11,296)         (2,153)       (169,996)        (44,256)
  Net policy repayments (loans) (note 5) .....................        (29,804)        (34,663)        (81,516)       (259,544)
  Deductions for surrender charges (note 2d) .................         (9,778)         (4,127)       (153,064)       (140,372)
  Redemptions to pay cost of insurance charges and
   administrative charges (notes 2b and 2c) ..................       (192,616)       (211,573)     (2,145,706)     (1,709,998)
  Asset charges (note 3):
    FPVUL & VEL contracts ....................................         (8,360)         (6,340)        (85,785)        (55,622)
    MSP contracts ............................................           (135)           (108)         (8,685)         (7,297)
    SL contracts .............................................           (839)           (837)        (10,809)         (7,295)
  Adjustments to maintain reserves ...........................            290             877         (10,031)         11,856
                                                                 ------------    ------------    ------------    ------------
      Net equity transactions ................................          3,777         110,626       6,948,139       2,829,018
                                                                 ------------    ------------    ------------    ------------
Net change in contract owners' equity ........................        780,824       1,115,409      21,909,869      12,588,112
Contract owners' equity beginning of period ..................      3,688,275       2,572,866      38,116,518      25,528,406
                                                                 ------------    ------------    ------------    ------------
Contract owners' equity end of period ........................   $  4,469,099       3,688,275      60,026,387      38,116,518
                                                                 ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ............................................        618,638         611,451       2,305,407       2,082,394
                                                                 ------------    ------------    ------------    ------------
  Units purchased ............................................        230,285         283,884         910,758         789,960
  Units redeemed .............................................       (232,627)       (276,697)       (522,667)       (566,947)
                                                                 ------------    ------------    ------------    ------------
  Ending units ...............................................        616,296         618,638       2,693,498       2,305,407
                                                                 ============    ============    ============    ============

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the GVIT - Small Cap Growth Fund - Class II for which the Account was credited with 100,000 units. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

            Funds of the AIM Variable Insurance Fund (AIM VIF);
              AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
              AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp) AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev) AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)

            Portfolios of Alliance Bernstein;
              Alliance Bernstein Growth and Income Fund - Class A (AlGrIncA)*

            Portfolios of Alliance Variable Product Series Funds, Inc. (Alliance VPSF);
              Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
              Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A (AlVPSmCapVA)

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

              American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
              American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

            Portfolios of Baron Capital Asset Trust Insurance Series;
              Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)

            Portfolio of the Calvert Variable Series (Calvert VS);
              Calvert VS - Social Equity Portfolio (CVSSoEq)

            Portfolios of the Credit Suisse Trust;
              Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
              Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

            Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
              (DryMidCapStS)
              Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

            Funds of Dreyfus Inc.;
              Dreyfus Mid Cap Index Fund, Inc. (DryMdCpInx)*
              Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

                                                                     (Continued)

 NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
              Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

            Portfolios of Federated Insurance Series (Federated IS);
              Federated IS - American Leaders Fund II - Primary Shares
              (FedAmLead)
              Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP);
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
              Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
              Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP II);
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
              Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP III);
              Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
              Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
              Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)

            Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
              Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
              Franklin Templeton VIP - Franklin Small Cap Value Securities Fund
              - Class I (FTVIPSmCpVal)
              Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
              Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)

            Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
              (Gartmore is an affiliate of the Company);
              Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
              Gartmore GVIT Dreyfus International Value Fund - Class I (GVITDryIntVal)
              Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI) Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
              Gartmore GVIT Global Financial Services Fund - Class I
              (GVITGlFin1)
              Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
              Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (GVITGrowth)
              Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
              Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
              Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
              Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
              Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
              Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
              Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)

                                                                     (Continued)

 NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

              Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
              Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

            Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs
            VIT);
              Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)

            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Balanced Portfolio - Service Shares (JanBal)
              Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
              Janus AS - Global Technology Portfolio - Service Shares
              (JanGlTech)
              Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
              Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

            Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VIT);
              MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
              MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)

            Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
              Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
              Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
              Neuberger Berman AMT - Limited Maturity Bond Portfolio
              (NBAMTLMat)
              Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
              Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

            Portfolios of One Group/(R)/ Investment Trust (One Group/(R)/ IT);
              One Group/(R)/ IT Balanced Portfolio (OGBal)*
              One Group/(R)/ IT Bond Portfolio (OGBond)*
              One Group/(R)/ IT Diversified Equity Portfolio (OGDivEq)*
              One Group/(R)/ IT Diversified Mid Cap Portfolio (OGDivMidCap)* One Group/(R)/ IT Equity Index Portfolio (OGEqIndx)*
              One Group/(R)/ IT Government Bond Portfolio (OGGvtBd)*
              One Group/(R)/ IT Large Cap Growth Portfolio (OGLgCapGr)*
              One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
              One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)


            Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
              Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
              Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund) Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class (OppMSSmCap)

            Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
              PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAsset)
              PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
              PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
              PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)

            Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);
              Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)
            Funds of the Putnam Variable Trust (Putnam VT);
              Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc)
              Putnam VT - International Equity Fund - IB Shares (PVTIntEq) Putnam VT - Voyager II Fund - IB Shares (PVTVoyII)

            Portfolios of Royce Capital Funds;
              Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
            Strong Variable Insurance Funds, Inc.;
              Strong Opportunity Fund II, Inc. (StOpp2)

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of T. Rowe Price Funds, Inc.;
              T. Rowe Price Equity Income Fund, Inc. (TRPEqInc)*
              T. Rowe Price Equity Income Portfolio II (TRowEqInc2)
              T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
              T. Rowe Price MidCap Growth Fund (TRPMidCapGr)*
              T. Rowe Price New America Growth Portfolio (TRowNewAmG)

            Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

            Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
              Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
              Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
              Van Kampen UIF - U.S. Real Estate Portfolio - Class A
              (VKUSRealEst)

          At December 31, 2004, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Policy Charges

     (a)  Deductions from Premium

          For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

          There are no deductions from premium on modified single premium contracts.

          For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

     (c)  Administrative Charges

          For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly by liquidating units.

          For Protection/SM/ flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

          For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

                                                                     (Continued)

 NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Asset Charges

     (a)  Modified Single Premium Contracts (MSP)

          For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

     (b)  Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)

          For Choice Life/SM/ contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Choice Life Protection/SM/ contracts and Best of America/(R)/ Protection/SM/ contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

     (c)  Survivorship Life Contracts (SL)

          For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For ChoiceLife/SM/ Survivorship II and Next Generation/SM/ Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Protection/SM/ Survivorship and ChoiceLife Protection/SM/ Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

          For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

          The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $46,330,959 and $80,663,208, respectively, and total transfers from the Account to the fixed account were $52,265,691 and $72,393,201, respectively.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
The BEST of AMERICA/(R)/ America's FUTURE Life Series/(SM)/
  AIM VIF - Basic Value Fund - Series I Shares
    2004 ......................................        0.00%    218,854  $14.622048  $    3,200,094        0.00%    11.07%
    2003 ......................................        0.00%     62,247   13.164786         819,468        0.06%    33.63%
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2004 ......................................        0.00%     57,596   13.214909         761,126        0.00%     6.63%
    2003 ......................................        0.00%     26,916   12.393708         333,589        0.00%    23.94% 05/01/03
  AIM VIF - Capital Development Fund - Series I Shares
    2004 ......................................        0.00%    122,266   15.355666       1,877,476        0.00%    15.50%
    2003 ......................................        0.00%     33,912   13.294993         450,860        0.00%    35.36%
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004 ......................................        0.00%    243,956   14.804614       3,611,674        0.92%    11.46%
    2003 ......................................        0.00%    145,925   13.282209       1,938,206        0.51%    32.50%
  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
    2004 ......................................        0.00%    181,154   16.459431       2,981,692        0.13%    19.30%
    2003 ......................................        0.00%     28,635   13.796395         395,060        0.13%    37.96% 05/01/03
  American Century VP - Income & Growth Fund - Class I
    2004 ......................................        0.00%  1,546,166   14.454301      22,348,749        1.37%    12.99%
    2003 ......................................        0.00%  1,520,999   12.792293      19,457,065        1.28%    29.35%
    2002 ......................................        0.00%  1,357,662    9.889493      13,426,589        1.00%   -19.37%
    2001 ......................................        0.00%  1,161,596   12.265301      14,247,325        0.85%    -8.35%
    2000 ......................................        0.00%    804,658   13.383115      10,768,831        0.48%   -10.62%
  American Century VP - Inflation Protection Fund - Class II
    2004 ......................................        0.00%    457,932   10.924094       5,002,492        3.35%     5.81%
    2003 ......................................        0.00%    108,990   10.324182       1,125,233        1.85%     3.24% 04/30/03
  American Century VP - International Fund - Class I
    2004 ......................................        0.00%  1,713,168   13.076396      22,402,063        0.56%    14.92%
    2003 ......................................        0.00%  1,660,633   11.378318      18,895,210        0.73%    24.51%
    2002 ......................................        0.00%  1,633,924    9.138486      14,931,592        0.78%   -20.37%
    2001 ......................................        0.00%  1,473,365   11.476396      16,908,920        0.08%   -29.17%
    2000 ......................................        0.00%  1,252,780   16.203538      20,299,468        0.10%   -16.83%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004 ......................................        0.00%    229,742   11.111676       2,552,819        0.00%    10.68%
    2003 ......................................        0.00%    208,689   10.039885       2,095,214        0.00%    24.90%
    2002 ......................................        0.00%     75,002    8.038471         602,901        0.66%   -19.62% 05/01/02
  American Century VP - Value Fund - Class I
    2004 ......................................        0.00%  2,668,438   17.845717      47,620,189        0.97%    14.33%
    2003 ......................................        0.00%  2,467,117   15.608555      38,508,131        1.04%    28.96%
    2002 ......................................        0.00%  2,232,546   12.103586      27,021,813        0.75%   -12.62%
    2001 ......................................        0.00%  1,382,368   13.851627      19,148,046        0.60%    12.82%
    2000 ......................................        0.00%    380,941   12.277397       4,676,964        0.62%    18.14%
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004 ......................................        0.00%     54,638   11.556117         631,403        0.00%    17.99%
    2003 ......................................        0.00%     58,125    9.794203         569,288        0.00%    47.66%
    2002 ......................................        0.00%     56,373    6.633112         373,928        0.00%   -34.16%
    2001 ......................................        0.00%     67,655   10.074042         681,559        0.00%   -28.63%
    2000 ......................................        0.00%     69,236   14.116099         977,342        0.00%   -18.94%
  Credit Suisse Trust - International Focus Portfolio
    2004 ......................................        0.00%    141,708   11.387391       1,613,684        0.99%    14.74%
    2003 ......................................        0.00%    152,971    9.924331       1,518,135        0.49%    33.09%
    2002 ......................................        0.00%    158,237    7.456827       1,179,946        0.00%   -19.90%
    2001 ......................................        0.00%    166,542    9.309878       1,550,486        0.00%   -22.27%
    2000 ......................................        0.00%    161,421   11.977804       1,933,469        0.55%   -25.90%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Credit Suisse Trust - Large Cap Value Portfolio
    2004 ......................................        0.00%    114,260  $14.036771  $    1,603,841        0.58%    11.34%
    2003 ......................................        0.00%    114,258   12.606777       1,440,425        0.76%    25.16%
    2002 ......................................        0.00%    109,088   10.072243       1,098,761        0.76%   -23.09%
    2001 ......................................        0.00%    118,843   13.096944       1,556,480        0.00%     0.95%
    2000 ......................................        0.00%     93,621   12.974256       1,214,663        2.02%     8.91%
  Dreyfus IP - European Equity Portfolio
    2002 ......................................        0.00%        282    7.045961           1,987        0.00%   -22.64%
    2001 ......................................        0.00%    103,773    9.107778         945,141        0.79%   -28.13%
    2000 ......................................        0.00%     70,183   12.672265         889,378        0.38%    -2.00%
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004 ......................................        0.00%    589,810   12.889095       7,602,117        0.57%    21.88%
    2003 ......................................        0.00%    440,723   10.574853       4,660,581        0.27%    37.78%
    2002 ......................................        0.00%    142,420    7.675242       1,093,108        0.29%   -23.25% 05/01/02
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004 ......................................        0.00%  1,320,272   11.023895      14,554,540        0.40%     6.21%
    2003 ......................................        0.00%  1,330,170   10.379305      13,806,240        0.11%    26.00%
    2002 ......................................        0.00%  1,313,324    8.237365      10,818,329        0.22%   -28.94%
    2001 ......................................        0.00%  1,235,879   11.592909      14,327,433        0.08%   -22.57%
    2000 ......................................        0.00%    953,352   14.972899      14,274,443        1.06%   -11.03%
  Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004 ......................................        0.00% 13,432,296   13.583304     182,454,960        1.82%    10.64%
    2003 ......................................        0.00% 12,939,837   12.277012     158,862,534        1.54%    28.36%
    2002 ......................................        0.00% 11,929,984    9.564281     114,101,719        1.45%   -22.36%
    2001 ......................................        0.00%  8,587,826   12.319059     105,793,935        1.14%   -12.18%
    2000 ......................................        0.00%  6,631,938   14.027609      93,030,233        1.01%    -9.28%
  Dreyfus VIF -  Appreciation   Portfolio - Initial Shares
    2004 ......................................        0.00%  1,281,098   13.862320      17,758,990        1.67%     5.05%
    2003 ......................................        0.00%  1,185,642   13.196450      15,646,265        1.18%    21.17%
    2002 ......................................        0.00%  1,148,080   10.890932      12,503,661        1.22%   -16.71%
    2001 ......................................        0.00%    978,777   13.076512      12,798,989        0.90%    -9.31%
    2000 ......................................        0.00%    721,134   14.418721      10,397,830        0.82%    -0.65%
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    2004 ......................................        0.00%     63,226   14.363942         908,175        0.28%    11.34%
    2003 ......................................        0.00%     15,972   12.900917         206,053        0.11%    29.01% 05/01/03
  Federated IS - American Leaders Fund II - Primary Shares
    2004 ......................................        0.00%     22,444   13.830995         310,423        1.17%     9.78%
    2003 ......................................        0.00%     12,199   12.598945         153,695        0.00%    25.99% 05/01/03
  Federated IS - Capital Appreciation Fund II - Primary Shares
    2004 ......................................        0.00%     28,136   12.944293         364,201        0.42%     7.39%
    2003 ......................................        0.00%      8,379   12.052976         100,992        0.00%    20.53% 05/01/03
  Federated IS - Quality Bond Fund II - Primary Shares
    2004 ......................................        0.00%  2,361,192   13.955112      32,950,699        3.92%     3.62%
    2003 ......................................        0.00%  2,262,363   13.467590      30,468,577        3.30%     4.65%
    2002 ......................................        0.00%  2,274,059   12.869670      29,266,389        3.20%     9.31%
    2001 ......................................        0.00%  1,119,384   11.773915      13,179,532        2.92%     8.01%
    2000 ......................................        0.00%    184,168   10.900349       2,007,495        0.89%    10.45%
  Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
    2004 ......................................        0.00%  3,986,154   14.666699      58,463,721        1.39%    11.38%
    2003 ......................................        0.00%  3,691,492   13.167905      48,609,216        1.66%    30.22%
    2002 ......................................        0.00%  3,282,138   10.112108      33,189,334        1.50%   -17.00%
    2001 ......................................        0.00%  2,522,098   12.182836      30,726,306        1.13%    -5.09%
    2000 ......................................        0.00%  1,731,014   12.835974      22,219,251        1.23%     8.30%
  Fidelity/(R)/ VIP - Growth Portfolio - Service Class
    2004 ......................................        0.00%  4,602,660   13.399667      61,674,111        0.16%     3.26%
    2003 ......................................        0.00%  4,622,588   12.976175      59,983,511        0.18%    32.78%
    2002 ......................................        0.00%  4,393,697    9.772625      42,937,953        0.14%   -30.20%
    2001 ......................................        0.00%  3,993,015   14.000586      55,904,550        0.00%   -17.73%
    2000 ......................................        0.00%  3,245,205   17.016859      55,223,196        0.07%   -11.07%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Fidelity/(R)/  VIP - High Income Portfolio - Service Class
    2004 ......................................        0.00%  1,366,190  $10.142968  $   13,857,221        8.03%     9.47%
    2003 ......................................        0.00%  1,549,745    9.265750      14,359,550        6.36%    26.97%
    2002 ......................................        0.00%  1,244,727    7.297581       9,083,496        9.18%     3.62%
    2001 ......................................        0.00%  1,007,961    7.042763       7,098,830       13.22%   -11.90%
    2000 ......................................        0.00%    775,357    7.993621       6,197,910        6.11%   -22.61%
  Fidelity/(R)/  VIP - Overseas Portfolio - Service Class
    2004 ......................................        0.00%  1,749,970   13.222678      23,139,290        0.98%    13.49%
    2003 ......................................        0.00%  1,414,346   11.651219      16,478,855        0.63%    43.20%
    2002 ......................................        0.00%  1,180,783    8.136116       9,606,987        0.64%   -20.34%
    2001 ......................................        0.00%    903,417   10.213884       9,227,396        5.46%   -21.27%
    2000 ......................................        0.00%    709,131   12.973519       9,199,925        1.16%   -19.15%
  Fidelity/(R)/  VIP II - Contrafund/(R)/ Portfolio - Service Class
    2004 ......................................        0.00%  4,151,040   17.683622      73,405,422        0.24%    15.34%
    2003 ......................................        0.00%  3,745,714   15.331836      57,428,673        0.30%    28.35%
    2002 ......................................        0.00%  3,355,920   11.945132      40,086,907        0.69%    -9.42%
    2001 ......................................        0.00%  2,969,205   13.187991      39,157,849        0.61%   -12.36%
    2000 ......................................        0.00%  2,414,828   15.048072      36,338,506        0.26%    -6.71%
  Fidelity/(R)/  VIP II - Investment Grade Bond Portfolio: Service Class
    2004 ......................................        0.00%    352,046   10.659014       3,752,463        1.68%     4.32%
    2003 ......................................        0.00%     67,767   10.217718         692,424        0.00%     2.18% 05/01/03
  Fidelity/(R)/  VIP III - Growth Opportunities Portfolio - Service Class
    2004 ......................................        0.00%  1,211,402    9.963454      12,069,748        0.48%     7.06%
    2003 ......................................        0.00%  1,245,460    9.306474      11,590,841        0.59%    29.66%
    2002 ......................................        0.00%  1,183,841    7.177547       8,497,074        0.93%   -21.92%
    2001 ......................................        0.00%  1,134,917    9.192068      10,432,234        0.23%   -14.44%
    2000 ......................................        0.00%    959,519   10.743116      10,308,224        1.03%   -17.18%
  Fidelity/(R)/  VIP III - Mid Cap Portfolio - Service Class
    2004 ......................................        0.00%    431,128   17.574515       7,576,866        0.00%    24.77%
    2003 ......................................        0.00%     99,682   14.085331       1,404,054        0.00%    40.85% 05/01/03
  Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class
    2004 ......................................        0.00%    337,180   13.506506       4,554,124        0.00%    13.99%
    2003 ......................................        0.00%    284,603   11.849148       3,372,303        0.00%    57.79%
    2002 ......................................        0.00%     19,541    7.509507         146,743        0.00%   -24.90% 05/01/02
  Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
    2004 ......................................        0.00%    635,954   13.690957       8,706,819        0.70%    11.25%
    2003 ......................................        0.00%    220,019   12.306508       2,707,666        0.48%    23.07% 05/01/03
  Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
    2004 ......................................        0.00%    237,384   16.575156       3,934,677        0.23%    24.09%
    2003 ......................................        0.00%     47,449   13.357313         633,791        0.00%    33.57% 05/01/03
  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
    2004 ......................................        0.00%    261,568   15.773327       4,125,798        1.08%    18.87%
    2003 ......................................        0.00%     92,411   13.269107       1,226,211        0.42%    32.69%
  Gartmore GVIT Comstock Value Fund - Class I
    2004 ......................................        0.00%    665,190   12.382749       8,236,881        1.39%    17.50%
    2003 ......................................        0.00%    432,461   10.538646       4,557,553        1.34%    31.43%
    2002 ......................................        0.00%    277,592    8.018258       2,225,804        1.34%   -25.14%
    2001 ......................................        0.00%    208,187   10.711409       2,229,976        1.63%   -12.15%
    2000 ......................................        0.00%    150,717   12.193117       1,837,710        1.02%   -10.62%
  Gartmore GVIT Dreyfus International Value Fund - Class I
    2004 ......................................        0.00%    281,276   16.772215       4,717,622        1.91%    20.29%
    2003 ......................................        0.00%     23,901   13.838062         330,744        0.00%    38.38% 05/01/03
  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
    2004 ......................................        0.00%  1,662,184   20.108596      33,424,187        0.56%    15.73%
    2003 ......................................        0.00%  1,562,296   17.375180      27,145,174        0.50%    34.65%
    2002 ......................................        0.00%  1,255,638   12.903917      16,202,649        0.45%   -15.30%
    2001 ......................................        0.00%    707,320   15.235372      10,776,283        0.55%    -1.30%
    2000 ......................................        0.00%    312,214   15.436663       4,819,542        0.66%    15.21%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Gartmore GVIT Emerging Markets Fund - Class I
    2004 ......................................        0.00%    466,980  $13.973799  $    6,525,485        1.04%    20.74%
    2003 ......................................        0.00%    343,512   11.573140       3,975,512        0.61%    65.26%
    2002 ......................................        0.00%    146,740    7.002885       1,027,603        0.23%   -15.23%
    2001 ......................................        0.00%    118,171    8.260926         976,202        0.24%    -5.18%
    2000 ......................................        0.00%      2,391    8.712299          20,831        0.00%   -12.88% 10/02/00
  Gartmore GVIT Federated High Income Bond Fund - Class I
    2004 ......................................        0.00%  1,351,330   14.501407      19,596,186        7.58%    10.10%
    2003 ......................................        0.00%  1,164,352   13.171585      15,336,361        7.99%    22.27%
    2002 ......................................        0.00%    660,476   10.772444       7,114,941       10.09%     3.23%
    2001 ......................................        0.00%    335,319   10.435872       3,499,346       11.31%     4.22%
    2000 ......................................        0.00%    167,390   10.013612       1,676,179        9.51%    -8.28%
  Gartmore GVIT Global Financial Services Fund - Class I
    2004 ......................................        0.00%    121,742   14.827817       1,805,168        1.37%    20.99%
    2003 ......................................        0.00%    137,222   12.255125       1,681,673        1.08%    41.45%
    2002 ......................................        0.00%     14,069    8.663891         121,892        0.02%   -13.36% 05/01/02
  Gartmore GVIT Global Health Sciences Fund - Class I
    2004 ......................................        0.00%    256,666   12.296466       3,156,085        0.00%     7.86%
    2003 ......................................        0.00%    170,154   11.400451       1,939,832        0.00%    36.69%
    2002 ......................................        0.00%     24,643    8.340128         205,526        0.00%   -16.60% 05/01/02
  Gartmore GVIT Global Technology and Communications Fund - Class I
    2004 ......................................        0.00%  1,025,772    3.193545       3,275,849        0.00%     4.31%
    2003 ......................................        0.00%  1,041,511    3.061527       3,188,614        0.00%    55.23%
    2002 ......................................        0.00%    469,967    1.972253         926,894        0.67%   -42.78%
    2001 ......................................        0.00%    287,368    3.446837         990,511        0.00%   -42.72%
    2000 ......................................        0.00%     91,498    6.017639         550,602        0.00%   -39.82% 10/02/00
  Gartmore GVIT Global Utilities Fund - Class I
    2004 ......................................        0.00%    134,138   14.000446       1,877,992        1.64%    29.97%
    2003 ......................................        0.00%     50,633   10.772327         545,435        1.02%    24.05%
    2002 ......................................        0.00%      8,397    8.683837          72,918        0.61%   -13.16% 05/01/02
  Gartmore GVIT Government Bond Fund - Class I
    2004 ......................................        0.00%  3,187,198   15.005858      47,826,641        5.38%     3.26%
    2003 ......................................        0.00%  3,340,824   14.531815      48,548,236        3.25%     2.00%
    2002 ......................................        0.00%  3,339,535   14.246814      47,577,734        4.66%    10.98%
    2001 ......................................        0.00%  1,748,673   12.836894      22,447,530        5.61%     7.25%
    2000 ......................................        0.00%    796,198   11.968657       9,529,421        6.29%    12.54%
  Gartmore GVIT Growth Fund - Class I
    2004 ......................................        0.00%  2,009,968    7.322345      14,717,679        0.34%     8.16%
    2003 ......................................        0.00%  2,002,653    6.770126      13,558,213        0.02%    32.74%
    2002 ......................................        0.00%  1,934,729    5.100354       9,867,803        0.00%   -28.72%
    2001 ......................................        0.00%  1,791,588    7.155414      12,819,554        0.00%   -28.13%
    2000 ......................................        0.00%  1,582,653    9.956531      15,757,734        0.19%   -26.53%
  Gartmore GVIT ID Aggressive Fund - Class II
    2004 ......................................        0.00%    937,068   12.527746      11,739,350        1.85%    14.03%
    2003 ......................................        0.00%    539,178   10.986753       5,923,816        1.57%    31.87%
    2002 ......................................        0.00%    154,196    8.331709       1,284,716        0.86%   -16.68% 01/25/02
  Gartmore GVIT ID Conservative Fund - Class II
    2004 ......................................        0.00%    593,680   11.349571       6,738,013        2.49%     4.65%
    2003 ......................................        0.00%    430,237   10.845040       4,665,937        2.59%     7.91%
    2002 ......................................        0.00%    202,573   10.050418       2,035,943        2.18%     0.50% 01/25/02
  Gartmore GVIT ID Moderate Fund - Class II
    2004 ......................................        0.00%  2,369,740   12.019313      28,482,647        2.21%     9.54%
    2003 ......................................        0.00%  1,419,724   10.972970      15,578,589        2.05%    20.05%
    2002 ......................................        0.00%    398,104    9.140249       3,638,770        1.66%    -8.60% 01/25/02
  Gartmore GVIT ID Moderately Aggressive Fund - Class II
    2004 ......................................        0.00%  2,664,904   12.332826      32,865,797        2.01%    12.09%
    2003 ......................................        0.00%  1,386,608   11.002361      15,255,962        1.61%    26.64%
    2002 ......................................        0.00%    375,973    8.687687       3,266,336        1.05%   -13.12% 01/25/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Gartmore GVIT ID Moderately Conservative Fund - Class II
    2004 ......................................        0.00%    934,806  $11.748118  $   10,982,211        2.38%     7.16%
    2003 ......................................        0.00%    794,151   10.963279       8,706,499        2.33%    13.70%
    2002 ......................................        0.00%    418,980    9.642427       4,039,984        1.99%    -3.58% 01/25/02
  Gartmore GVIT International Growth Fund - Class I
    2004 ......................................        0.00%    125,904    7.757434         976,692        0.85%    14.19%
    2003 ......................................        0.00%    195,693    6.793220       1,329,386        0.00%    35.62%
    2002 ......................................        0.00%     72,938    5.008923         365,341        0.00%   -24.10%
    2001 ......................................        0.00%     26,572    6.599732         175,368        0.26%   -28.65%
    2000 ......................................        0.00%      2,697    9.249730          24,947        0.00%    -7.50% 10/02/00
  Gartmore GVIT J.P. Morgan Balanced Fund - Class I
    2004 ......................................        0.00%  1,256,734   11.786975      14,813,092        1.94%     8.49%
    2003 ......................................        0.00%  1,222,571   10.864458      13,282,571        1.76%    18.41%
    2002 ......................................        0.00%  1,025,461    9.174983       9,408,587        2.28%   -12.31%
    2001 ......................................        0.00%    730,655   10.463220       7,645,004        2.54%    -3.67%
    2000 ......................................        0.00%    382,020   10.862308       4,149,619        3.36%    -0.35%
  Gartmore GVIT Mid Cap Growth Fund - Class I
    2004 ......................................        0.00%  1,022,504   12.710961      12,997,008        0.00%    15.34%
    2003 ......................................        0.00%  1,048,110   11.020618      11,550,820        0.00%    40.13%
    2002 ......................................        0.00%    863,328    7.864311       6,789,480        0.00%   -37.01%
    2001 ......................................        0.00%    781,507   12.485925       9,757,838        0.00%   -30.31%
    2000 ......................................        0.00%    569,923   17.915535      10,210,475        0.00%   -15.38%
  Gartmore GVIT Money Market Fund - Class I
    2004 ......................................        0.00%  9,274,680   12.448310     115,454,092        0.80%     0.81%
    2003 ......................................        0.00% 10,900,245   12.348118     134,597,511        0.63%     0.63%
    2002 ......................................        0.00% 13,460,393   12.271344     165,177,113        1.51%     1.21%
    2001 ......................................        0.00% 11,115,360   12.124461     134,767,749        3.18%     3.60%
    2000 ......................................        0.00%  6,735,623   11.702768      78,825,433        5.56%     6.03%
  Gartmore GVIT Nationwide/(R)/ Fund: Class I
    2004 ......................................        0.00%  3,312,776   12.605461      41,759,069        1.30%     9.75%
    2003 ......................................        0.00%  3,352,137   11.485510      38,501,003        0.59%    27.51%
    2002 ......................................        0.00%  3,234,937    9.007395      29,138,355        0.95%   -17.35%
    2001 ......................................        0.00%  3,002,565   10.898647      32,723,896        0.88%   -11.82%
    2000 ......................................        0.00%  2,459,963   12.359389      30,403,640        0.68%    -2.12%
  Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
    2004 ......................................        0.00%     24,720   12.589767         311,219        0.48%    18.79%
    2003 ......................................        0.00%     21,594   10.598061         228,855        0.15%    25.38%
    2002 ......................................        0.00%     15,191    8.452459         128,401        1.19%   -15.48% 05/01/02
  Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
    2003 ......................................        0.00%     99,848   10.495857       1,047,990        0.04%    38.81%
    2002 ......................................        0.00%    103,027    7.561458         779,034        0.03%   -25.36%
    2001 ......................................        0.00%    124,500   10.130359       1,261,230        0.53%    -3.26%
    2000 ......................................        0.00%    114,604   10.471261       1,200,048        1.11%     7.61%
  Gartmore GVIT Small Cap Growth Fund - Class I
    2004 ......................................        0.00%    936,378   15.567128      14,576,716        0.00%    13.42%
    2003 ......................................        0.00%    890,100   13.725736      12,217,278        0.00%    34.26%
    2002 ......................................        0.00%    741,006   10.222874       7,575,211        0.00%   -33.29%
    2001 ......................................        0.00%    479,685   15.323736       7,350,566        0.00%   -10.84%
    2000 ......................................        0.00%    220,651   17.186287       3,792,171        0.00%   -16.17%
  Gartmore GVIT Small Cap Growth Fund - Class I - Intial Funding by Depositor
    2000 ......................................        0.00%    100,000   17.186295       1,718,630        0.00%   -16.17%
  Gartmore GVIT Small Cap Value Fund - Class I
    2004 ......................................        0.00%  2,111,792   23.688343      50,024,853        0.00%    17.30%
    2003 ......................................        0.00%  2,161,994   20.194975      43,661,415        0.00%    56.85%
    2002 ......................................        0.00%  1,878,685   12.875081      24,188,222        0.01%   -27.16%
    2001 ......................................        0.00%  1,567,879   17.676405      27,714,464        0.04%    28.28%
    2000 ......................................        0.00%    731,305   13.779795      10,077,233        0.00%    11.20%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Gartmore GVIT Small Company Fund - Class I
    2004                                               0.00%  1,765,320  $20.507271  $   36,201,896        0.00%    19.02%
    2003                                               0.00%  1,696,669   17.229813      29,233,290        0.00%    41.01%
    2002                                               0.00%  1,515,751   12.218656      18,520,440        0.00%   -17.33%
    2001                                               0.00%  1,244,437   14.779740      18,392,455        0.13%    -6.70%
    2000                                               0.00%    922,404   15.841678      14,612,427        0.02%     8.90%
  Gartmore GVIT Turner Growth Focus Fund - Class I
    2003                                               0.00%    215,089    3.336873         717,725        0.00%    50.96%
    2002                                               0.00%    156,451    2.210411         345,821        0.00%   -42.86%
    2001                                               0.00%    105,096    3.868223         406,535        0.00%   -39.03%
    2000                                               0.00%     12,379    6.344311          78,536        0.00%   -36.56% 10/02/00
  Gartmore GVIT U.S. Growth Leaders Fund - Class I
    2004                                               0.00%    184,294   14.068165       2,592,678        0.00%    12.41%
    2003                                               0.00%    242,970   12.515174       3,040,812        0.00%    52.14%
    2002                                               0.00%     48,858    8.226323         401,922        0.00%   -17.74% 05/01/02
  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
    2004                                               0.00%    588,866   14.687199       8,648,792        4.55%     6.53%
    2003                                               0.00%    589,360   13.786437       8,125,175        5.42%    12.12%
    2002                                               0.00%    574,913   12.296568       7,069,457        4.49%     7.21%
    2001                                               0.00%  1,505,377   11.469927      17,266,564        6.01%     4.19%
    2000                                               0.00%  1,105,931   11.008804      12,174,978        6.99%     5.65%
  Gartmore GVIT Worldwide Leaders Fund - Class I
    2004                                               0.00%    281,954   12.241206       3,451,457        0.00%    15.67%
    2003                                               0.00%    280,311   10.583316       2,966,620        0.00%    36.06%
    2002                                               0.00%    279,292    7.778516       2,172,477        2.00%   -25.39%
    2001                                               0.00%  1,687,489   10.425406      17,592,758        1.84%   -18.81%
    2000                                               0.00%  1,172,113   12.840541      15,050,565        0.94%   -12.32%
  Janus AS - Balanced Portfolio - Service Shares
    2004                                               0.00%     90,538   12.373264       1,120,251        2.45%     8.29%
    2003                                               0.00%     60,397   11.425728         690,080        2.34%    13.72%
  Janus AS - Capital Appreciation Portfolio - Service Shares
    2004                                               0.00%  3,379,686    7.677436      25,947,323        0.02%    17.97%
    2003                                               0.00%  3,484,342    6.508092      22,676,418        0.25%    20.23%
    2002                                               0.00%  3,279,169    5.412895      17,749,797        0.32%   -15.93%
    2001                                               0.00%  3,009,852    6.438372      19,378,547        1.01%   -21.83%
    2000                                               0.00%  2,083,464    8.236248      17,159,926        1.22%   -17.64% 01/27/00
  Janus AS - Global Technology Portfolio - Service Shares
    2004                                               0.00%  3,258,384    3.590186      11,698,205        0.00%     0.57%
    2003                                               0.00%  3,237,773    3.569969      11,558,749        0.00%    46.47%
    2002                                               0.00%  3,153,932    2.437287       7,687,037        0.00%   -40.93%
    2001                                               0.00%  2,757,839    4.126190      11,379,368        0.63%   -37.31%
    2000                                               0.00%  1,878,974    6.582411      12,368,179        1.20%   -34.18% 01/27/00
  Janus AS - International Growth Portfolio - Service Shares
    2004                                               0.00%  3,009,298    7.509901      22,599,530        0.85%    18.69%
    2003                                               0.00%  3,013,609    6.327527      19,068,692        1.02%    34.53%
    2002                                               0.00%  2,935,440    4.703343      13,806,381        0.70%   -25.76%
    2001                                               0.00%  2,646,977    6.335104      16,768,875        0.81%   -23.43%
    2000                                               0.00%  1,639,208    8.273482      13,561,958        5.19%   -17.27% 01/27/00
  Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
    2004                                               0.00%     23,542   14.450740         340,199        2.52%    17.46%
    2003                                               0.00%      3,278   12.302260          40,327        0.30%    23.02% 05/01/03
  MFS VIT - MFS Investors Growth Stock Series - Initial Class
    2004                                               0.00%    214,290   12.663111       2,713,578        0.00%     9.18%
    2003                                               0.00%     38,925   11.597867         451,447        0.00%    15.98% 05/01/03
  MFS VIT - MFS Value Series - Initial Class
    2004                                               0.00%     72,218   14.245099       1,028,753        0.45%    15.18%
    2003                                               0.00%     21,683   12.367820         268,171        0.00%    23.68% 05/01/03
  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
    2004                                               0.00%     57,292   14.091031         807,303        0.00%    11.88%
    2003                                               0.00%     26,989   12.595173         339,931        0.00%    25.06%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
    2004.................         0.00%      572,382   $  16.918157   $    9,683,649         0.12%        15.81%
    2003.................         0.00%      601,395      14.608014        8,785,187         0.89%        31.76%
    2002.................         0.00%      568,694      11.086748        6,304,967         0.75%       -26.45%
    2001.................         0.00%      527,509      15.073287        7,951,295         0.29%        -1.51%
    2000.................         0.00%      253,627      15.303939        3,881,492         0.40%         1.13%
  Neuberger Berman AMT - Limited Maturity Bond Portfolio
    2004.................         0.00%      335,648      10.178954        3,416,546         4.28%         0.78%
    2003.................         0.00%      116,918      10.100257        1,180,902        12.48%         1.00% 05/01/03
  Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
    2004.................         0.00%    1,604,468      15.732356       25,242,062         0.00%        16.31%
    2003.................         0.00%    1,575,959      13.526477       21,317,173         0.00%        28.07%
    2002.................         0.00%    1,415,445      10.561769       14,949,603         0.00%       -29.34%
    2001.................         0.00%    1,320,243      14.947072       19,733,767         0.00%       -24.64%
    2000.................         0.00%      903,690      19.835316       17,924,977         0.00%        -7.46%
  Neuberger Berman AMT - Partners Portfolio
    2004.................         0.00%      902,952      13.348803       12,053,328         0.01%        18.98%
    2003.................         0.00%      883,657      11.219837        9,914,488         0.00%        35.09%
    2002.................         0.00%      887,402       8.305600        7,370,406         0.54%       -24.14%
    2001.................         0.00%      811,919      10.948898        8,889,618         0.33%        -2.83%
    2000.................         0.00%      648,616      11.267369        7,308,196         0.65%         0.70%
  Neuberger Berman AMT - Socially Responsive Portfolio - I Class
    2004.................         0.00%       42,274      14.018027          592,598         0.00%        13.28%
    2003.................         0.00%       10,340      12.374746          127,955         0.00%        23.75% 05/01/03
  Oppenheimer Aggressive Growth Fund/VA - Initial Class
    2004.................         0.00%    2,473,214      13.671269       33,811,974         0.00%        19.78%
    2003.................         0.00%    2,289,693      11.413972       26,134,492         0.00%        25.59%
    2002.................         0.00%    2,165,861       9.088271       19,683,932         0.63%       -27.79%
    2001.................         0.00%    1,900,037      12.586003       23,913,871         0.86%       -31.27%
    2000.................         0.00%    1,531,755      18.311377       28,048,543         0.00%       -11.24%
  Oppenheimer Capital Appreciation Fund/VA - Initial Class
    2004.................         0.00%    3,086,788      15.691176       48,435,334         0.31%         6.94%
    2003.................         0.00%    2,916,468      14.673413       42,794,539         0.38%        30.94%
    2002.................         0.00%    2,688,225      11.205948       30,124,110         0.57%       -26.86%
    2001.................         0.00%    2,119,767      15.320868       32,476,670         0.59%       -12.58%
    2000.................         0.00%    1,394,931      17.524709       24,445,760         0.09%        -0.23%
  Oppenheimer Global Securities Fund/VA - Initial Class
    2004.................         0.00%    2,460,964      11.203969       27,572,564         1.15%        19.16%
    2003.................         0.00%    1,978,401       9.402230       18,601,381         0.73%        43.02%
    2002.................         0.00%    1,533,749       6.574074       10,082,979         0.55%       -22.13%
    2001.................         0.00%      784,596       8.442846        6,624,223         0.39%       -12.04%
    2000.................         0.00%      228,958       9.598100        2,197,562         0.00%        -4.02% 05/01/00
  Oppenheimer High Income Fund/VA - Initial Class
    2004.................         0.00%      260,866      12.184423        3,178,502         4.03%         8.97%
    2003.................         0.00%      137,738      11.181817        1,540,161         0.00%        11.82% 05/01/03
  Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
    2004.................         0.00%    2,802,124      11.763032       32,961,474         0.83%         9.46%
    2003.................         0.00%    2,733,213      10.746526       29,372,545         0.90%        26.72%
    2002.................         0.00%    2,347,711       8.480652       19,910,120         0.75%       -18.80%
    2001.................         0.00%    1,858,823      10.443747       19,413,077         0.50%       -10.16%
    2000.................         0.00%    1,325,991      11.624742       15,414,303         0.28%        -8.78%
  Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class
    2004.................         0.00%      111,964      16.563464        1,854,512         0.00%        19.42%
    2003.................         0.00%       81,527      13.869971        1,130,777         0.00%        38.70% 05/01/03
  Putnam VT - Growth & Income Fund - IB Shares
    2004.................         0.00%       69,826      13.805820          964,005         1.11%        11.11%
    2003.................         0.00%       21,892      12.425216          272,013         0.00%        24.25% 05/01/03
  Putnam VT - International Equity Fund - IB Shares
    2004.................         0.00%      107,542      14.871493        1,599,310         1.30%        16.19%
    2003.................         0.00%       58,343      12.798803          746,721         0.00%        27.99% 05/01/03

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Putnam VT - Voyager II Fund - IB Shares
    2004.................         0.00%       26,864   $  12.450430   $      334,468         0.20%         5.03%
    2003.................         0.00%       11,366      11.853879          134,731         0.00%        18.54% 05/01/03
  Strong Opportunity Fund II, Inc.
    2004.................         0.00%    1,509,654      11.273634       17,019,287         0.00%        18.22%
    2003.................         0.00%    1,535,336       9.536128       14,641,161         0.08%        37.01%
    2002.................         0.00%    1,334,891       6.960374        9,291,341         0.50%       -26.82%
    2001.................         0.00%      833,759       9.511087        7,929,954         0.65%        -3.70%
    2000.................         0.00%      156,475       9.854316        1,541,954         0.00%        -1.23% 05/01/00
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004.................         0.00%      535,204      14.193509        7,596,423         0.53%        25.89%
    2003.................         0.00%      596,383      11.274461        6,723,897         0.11%        54.19%
    2002.................         0.00%      596,497       7.312205        4,361,708         0.21%        -2.90%
    2001.................         0.00%      527,543       7.530636        3,972,734         0.00%        -1.81%
    2000.................         0.00%      408,641       7.669407        3,134,034         0.00%       -41.87%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004.................         0.00%      392,894      14.564221        5,722,195         0.31%        24.23%
    2003.................         0.00%      345,678      11.747435        4,060,830         0.41%        45.08%
    2002.................         0.00%      244,054       8.097327        1,976,185         0.75%        -2.83%
    2001.................         0.00%      171,698       8.333503        1,430,846         1.04%       -10.44%
    2000.................         0.00%      138,471       9.305371        1,288,524         0.70%        11.40%
  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
    2004.................         0.00%       50,918      10.680729          543,841         3.92%         4.37%
    2003.................         0.00%       12,470      10.233765          127,615         0.05%         2.34% 05/01/03
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004.................         0.00%      310,368      17.466655        5,421,091         7.52%        10.06%
    2003.................         0.00%      310,596      15.869838        4,929,108         0.00%        27.86%
    2002.................         0.00%      229,797      12.411489        2,852,123         8.74%         9.22%
    2001.................         0.00%      135,438      11.363553        1,539,057        10.76%        10.10%
    2000.................         0.00%      116,206      10.321107        1,199,375        13.84%        11.39%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004.................         0.00%      328,124       7.289089        2,391,725         0.00%        21.60%
    2003.................         0.00%      308,361       5.994500        1,848,470         0.00%        41.76%
    2002.................         0.00%      282,160       4.228519        1,193,119         0.00%       -31.16%
    2001.................         0.00%      197,987       6.142256        1,216,087         0.00%       -29.31%
    2000.................         0.00%       38,928       8.689212          338,254         0.00%       -13.11% 05/01/00
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004.................         0.00%    1,415,482      22.352530       31,639,604         1.61%        36.39%
    2003.................         0.00%    1,225,582      16.388129       20,084,996         0.00%        37.51%
    2002.................         0.00%    1,098,781      11.917684       13,094,925         4.01%        -0.79%
    2001.................         0.00%      636,426      12.012213        7,644,885         5.40%         9.84%
    2000.................         0.00%      320,762      10.935907        3,507,823         8.01%         4.31%
The BEST of AMERICA/(R)/ Corporate Variable Universal Life Series/SM/ Reduced Fee Tier(0.10%)
  AIM VIF - Basic Value Fund - Series I Shares
    2004.................         0.10%       27,138      14.588087          395,892         0.00%        10.96%
    2003.................         0.10%          173      13.147350            2,274         0.06%        33.49%
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2003.................         0.10%        1,045      13.277382           13,875         0.00%        35.22%
  AIM VIF - Capital Development Fund - Series I Shares
    2004.................         0.10%       12,220      15.320003          187,210         0.00%        15.38%
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004.................         0.10%       13,180      14.770235          194,672         0.92%        11.35%
    2003.................         0.10%        8,268      13.264628          109,672         0.51%        32.37%
  American Century VP - Income & Growth Fund - Class I
    2004.................         0.10%       39,010      11.064552          431,628         1.37%        12.88%
    2003.................         0.10%       44,282       9.802103          434,057         1.28%        29.22%
    2002.................         0.10%      483,390       7.585400        3,666,707         1.00%       -19.45%
    2001.................         0.10%      559,907       9.417116        5,272,709         0.85%        -8.44%
    2000.................         0.10%      540,359      10.285709        5,557,975         0.48%       -10.70%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  American Century VP - International Fund - Class I
    2004.................         0.10%      881,348   $  10.681395   $    9,414,026         0.56%        14.81%
    2003.................         0.10%      860,133       9.303615        8,002,346         0.73%        24.39%
    2002.................         0.10%    1,065,487       7.479659        7,969,479         0.78%       -20.45%
    2001.................         0.10%    1,067,581       9.402604       10,038,041         0.08%       -29.24%
    2000.................         0.10%      619,313      13.288939        8,230,013         0.10%       -16.91%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004.................         0.10%        9,976      11.082064          110,555         0.00%        10.56%
    2003.................         0.10%          865      10.023142            8,670         0.00%        24.77%
    2002.................         0.10%        3,004       8.033091           24,131         0.66%       -19.67% 05/01/02
  American Century VP - Value Fund - Class I
    2004.................         0.10%       59,642      17.576102        1,048,274         0.97%        14.22%
    2003.................         0.10%       68,891      15.388111        1,060,102         1.04%        28.83%
    2002.................         0.10%      455,713      11.944573        5,443,297         0.75%       -12.71%
    2001.................         0.10%      350,055      13.683342        4,789,922         0.60%        12.71%
    2000.................         0.10%      124,532      12.140456        1,511,875         0.62%        18.02%
  Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
    2004.................         0.10%      128,444      15.819001        2,031,856         0.00%        25.51%
    2003.................         0.10%       13,790      12.603456          173,802         0.00%        29.88%
  Calvert VS - Social Equity Portfolio
    2004.................         0.10%        1,026      13.445930           13,796         0.08%         7.05%
    2003.................         0.10%        1,026      12.560357           12,887         0.01%        22.05%
  Credit Suisse Trust - Large Cap Value Portfolio
    2003.................         0.10%        9,715      11.248621          109,280         0.76%        25.04%
    2002.................         0.10%       15,615       8.996113          140,474         0.76%       -23.17%
    2001.................         0.10%       25,873      11.709370          302,957         0.00%         0.84%
  Dreyfus IP - European Equity Portfolio
    2001.................         0.10%       40,585       9.087189          368,804         0.79%       -28.20%
    2000.................         0.10%       36,592      12.656379          463,122         0.38%        -2.10%
  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
    2004.................         0.10%        2,784      15.013547           41,798         0.43%        14.36%
    2003.................         0.10%       98,265      13.128294        1,290,052         1.02%        31.59%
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004.................         0.10%      219,642      12.854754        2,823,444         0.57%        21.76%
    2003.................         0.10%      220,855      10.557229        2,331,617         0.27%        37.64%
    2002.................         0.10%      173,580       7.670098        1,331,376         0.29%       -23.30%  05/01/02
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004.................         0.10%       88,956       7.990838          710,833         0.40%         6.10%
    2003.................         0.10%       85,500       7.531118          643,911         0.11%        25.88%
    2002.................         0.10%      103,586       5.982920          619,747         0.22%       -29.02%
    2001.................         0.10%      112,446       8.428546          947,756         0.08%       -22.65%
    2000.................         0.10%       42,696      10.896922          465,255         1.06%       -11.12%
  Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004.................         0.10%    1,151,618       9.989249       11,503,799         1.82%        10.53%
    2003.................         0.10%    1,165,447       9.037627       10,532,875         1.54%        28.23%
    2002.................         0.10%    3,024,447       7.047709       21,315,422         1.45%       -22.44%
    2001.................         0.10%    2,163,531       9.086757       19,659,480         1.14%       -12.27%
    2000.................         0.10%    4,975,884      10.357445       51,537,445         1.01%        -9.37%
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    2004.................         0.10%       44,950      10.194416          458,239         1.67%         4.94%
    2003.................         0.10%       55,181       9.714448          536,053         1.18%        21.05%
    2002.................         0.10%      471,098       8.025278        3,780,692         1.22%       -16.80%
    2001.................         0.10%      285,642       9.645425        2,755,138         0.90%        -9.40%
    2000.................         0.10%      498,451      10.646157        5,306,588         0.82%        -2.10%
  Dreyfus VIF - International Value Portfolio - Initial Shares
    2004.................         0.10%       69,786      15.412931        1,075,607         1.23%        19.90%
    2003.................         0.10%       64,009      12.854570          822,808         2.67%        36.22%
    2002.................         0.10%       23,131       9.436677          218,280         0.37%        -5.63% 09/03/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Federated IS - Quality Bond Fund II - Primary Shares
    2004.................         0.10%     720,724$     13.876320$       10,000,997         3.92%         3.52%
    2003.................         0.10%      711,865      13.404948        9,542,513         3.30%         4.54%
    2002.................         0.10%    1,174,189      12.822629       15,056,190         3.20%         9.20%
    2001.................         0.10%    1,268,418      11.742610       14,894,538         2.92%         7.91%
    2000.................         0.10%    4,027,297      10.882300       43,826,254         0.89%        10.34%
  Fidelity/(R)/  VIP - Equity-Income Portfolio - Service Class
    2004.................         0.10%      300,426      12.792683        3,843,255         1.39%        11.27%
    2003.................         0.10%      318,394      11.496883        3,660,539         1.66%        30.09%
    2002.................         0.10%    1,076,277       8.837687        9,511,799         1.50%       -17.08%
    2001.................         0.10%      358,181      10.658123        3,817,537         1.13%        -5.18%
    2000.................         0.10%      215,028      11.240819        2,417,091         1.23%         8.20%
  Fidelity/(R)/  VIP - Growth Portfolio - Service Class
    2004.................         0.10%    1,103,628       8.745297        9,651,555         0.16%         3.16%
    2003.................         0.10%    1,108,591       8.477377        9,397,944         0.18%        32.65%
    2002.................         0.10%    1,133,702       6.390869        7,245,341         0.14%       -30.27%
    2001.................         0.10%    1,700,271       9.164946       15,582,892         0.00%       -17.81%
    2000.................         0.10%    1,184,884      11.150661       13,212,240         0.07%       -11.16%
  Fidelity/(R)/  VIP - High Income Portfolio - Service Class
    2004.................         0.10%      668,456      10.048366        6,716,891         8.03%         9.36%
    2003.................         0.10%      674,902       9.188481        6,201,324         6.36%        26.84%
    2002.................         0.10%      844,975       7.243970        6,120,974         9.18%         3.51%
    2001.................         0.10%      630,396       6.998020        4,411,524        13.22%       -11.98%
    2000.................         0.10%      591,491       7.950841        4,702,851         6.11%       -22.69%
  Fidelity/(R)/  VIP - Overseas Portfolio - Service Class
    2004.................         0.10%      127,656      11.295209        1,441,901         0.98%        13.37%
    2003.................         0.10%      100,484       9.962776        1,001,100         0.63%        43.06%
    2002.................         0.10%      191,072       6.964010        1,330,627         0.64%       -20.42%
    2001.................         0.10%      108,597       8.751211          950,355         5.46%       -21.35%
    2000.................         0.10%      171,286      11.126859        1,905,875         1.16%       -19.23%
  Fidelity/(R)/  VIP II - Contrafund/(R)/ Portfolio - Service Class
    2004.................         0.10%      194,978      12.773836        2,490,617         0.24%        15.22%
    2003.................         0.10%      200,777      11.086093        2,225,832         0.30%        28.22%
    2002.................         0.10%      166,146       8.645878        1,436,478         0.69%        -9.51%
    2001.................         0.10%      215,109       9.555012        2,055,369         0.61%       -12.45%
    2000.................         0.10%      209,278      10.913660        2,283,989         0.26%        -6.81%
  Fidelity/(R)/  VIP III - Growth Opportunities Portfolio - Service Class
    2004.................         0.10%       19,294       8.062568          155,559         0.48%         6.95%
    2003.................         0.10%       17,795       7.538466          134,147         0.59%        29.53%
    2002.................         0.10%       37,306       5.819798          217,113         0.93%       -21.99%
    2001.................         0.10%       43,809       7.460705          326,846         0.23%       -14.52%
    2000.................         0.10%        3,187       8.728402           27,817         1.03%       -17.26%
  Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class
    2004.................         0.10%        9,532      13.470536          128,401         0.00%        13.87%
    2003.................         0.10%        9,280      11.829409          109,777         0.00%        57.63%
  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
    2004.................         0.10%      202,324      14.831493        3,000,767         1.11%        18.41%
    2003.................         0.10%      172,783      12.525565        2,164,205         1.96%        32.08%
  Gartmore GVIT Comstock Value Fund - Class I
    2004.................         0.10%      230,518      10.399470        2,397,265         1.39%        17.38%
    2003.................         0.10%      233,799       8.859580        2,071,361         1.34%        31.30%
    2002.................         0.10%      211,612       6.747487        1,427,849         1.34%       -25.22%
    2001.................         0.10%      205,053       9.022847        1,850,162         1.63%       -12.24%
  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
    2004.................         0.10%      193,708      18.322527        3,549,220         0.56%        15.62%
    2003.................         0.10%      216,768      15.847726        3,435,280         0.50%        34.52%
    2002.................         0.10%      185,632      11.781293        2,186,985         0.45%       -15.39%
    2001.................         0.10%      170,502      13.923857        2,374,045         0.55%        -1.40%
    2000.................         0.10%       97,058      14.122042        1,370,657         0.66%        15.09%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT Emerging Markets Fund - Class I
    2004.................         0.10%       70,226   $  13.914559   $      977,164         1.04%        20.62%
    2003.................         0.10%       47,949      11.535602          553,121         0.61%        65.10%
    2002.................         0.10%       32,769       6.987132          228,961         0.23%       -15.31%
    2001.................         0.10%        4,374       8.250608           36,088         0.24%        -5.28%
  Gartmore GVIT Federated High Income Bond Fund - Class I
    2004.................         0.10%       95,632      13.154128        1,257,956         7.58%         9.99%
    2003.................         0.10%       22,729      11.959792          271,834         7.99%        22.15%
    2002.................         0.10%      383,942       9.791148        3,759,233        10.09%         3.12%
    2001.................         0.10%      226,888       9.494719        2,154,238        11.31%         4.11%
    2000.................         0.10%    1,268,447       9.119705       11,567,862         9.51%        -8.37%
  Gartmore GVIT Global Financial Services Fund - Class I
    2004.................         0.10%        5,676      14.788326           83,939         1.37%        20.87%
    2003.................         0.10%        4,317      12.234704           52,817         1.08%        41.31%
    2002.................         0.10%        1,597       8.658094           13,827         0.02%       -13.42% 05/01/02
  Gartmore GVIT Global Health Sciences Fund - Class I
    2004.................         0.10%       49,544      12.263680          607,592         0.00%         7.75%
    2003.................         0.10%        8,967      11.381435          102,057         0.00%        36.56%
  Gartmore GVIT Global Technology and Communications Fund - Class I
    2004.................         0.10%      675,570       3.180008        2,148,318         0.00%         4.21%
    2003.................         0.10%      111,866       3.051579          341,368         0.00%        55.08%
    2002.................         0.10%      109,706       1.967806          215,880         0.67%       -42.84%
    2001.................         0.10%       26,875       3.442527           92,518         0.00%       -42.78%
  Gartmore GVIT Global Utilities Fund - Class I
    2004.................         0.10%       13,192      13.963148          184,202         1.64%        29.84%
    2003.................         0.10%        1,184      10.754365           12,733         1.02%        23.93%
    2002.................         0.10%          200       8.678027            1,736         0.61%       -13.22% 05/01/02
  Gartmore GVIT Government Bond Fund - Class I
    2004.................         0.10%       68,418      13.886189          950,065         5.38%         3.16%
    2003.................         0.10%      112,900      13.460973        1,519,744         3.25%         1.90%
    2002.................         0.10%    1,835,772      13.210181       24,250,880         4.66%        10.87%
    2001.................         0.10%    1,008,673      11.914756       12,018,093         5.61%         7.15%
    2000.................         0.10%      304,223      11.120055        3,382,976         6.29%        12.43%
  Gartmore GVIT Growth Fund - Class I
    2004.................         0.10%       47,844       5.548096          265,443         0.34%         8.05%
    2003.................         0.10%       27,011       5.134813          138,696         0.02%        32.61%
    2002.................         0.10%      278,378       3.872224        1,077,942         0.00%       -28.79%
    2001.................         0.10%      242,722       5.437881        1,319,893         0.00%       -28.21%
    2000.................         0.10%      587,392       7.574275        4,449,069         0.19%       -26.61%
  Gartmore GVIT ID Aggressive Fund - Class II
    2004.................         0.10%       24,186      12.491088          302,109         1.85%        13.91%
    2003.................         0.10%       23,514      10.965564          257,844         1.57%        31.74%
    2002.................         0.10%        4,815       8.323942           40,080         0.86%       -16.76% 01/25/02
  Gartmore GVIT ID Conservative Fund - Class II
    2004.................         0.10%       21,194      11.316349          239,839         2.49%         4.55%
    2003.................         0.10%       13,104      10.824110          141,839         2.59%         7.80%
  Gartmore GVIT ID Moderate Fund - Class II
    2004.................         0.10%       39,950      11.984122          478,766         2.21%         9.43%
    2003.................         0.10%        1,913      10.951794           20,951         2.05%        19.93%
  Gartmore GVIT ID Moderately Aggressive Fund - Class II
    2004.................         0.10%       14,182      12.296725          174,392         2.01%        11.98%
    2003.................         0.10%        6,422      10.981133           70,521         1.61%        26.52%
    2002.................         0.10%        6,436       8.679579           55,862         1.05%       -13.20% 01/25/02
  Gartmore GVIT ID Moderately Conservative Fund - Class II
    2004.................         0.10%        9,038      11.713743          105,869         2.38%         7.05%
    2003.................         0.10%        2,011      10.942135           22,005         2.33%        13.58%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT International Growth Fund - Class I
    2004.................         0.10%       50,722   $   7.724537   $      391,804         0.85%        14.08%
    2003.................         0.10%       40,966       6.771174          277,388         0.00%        35.49%
    2002.................         0.10%       15,806       4.997657           78,993         0.00%       -24.18%
    2001.................         0.10%        6,321       6.591491           41,665         0.26%       -28.72%
  Gartmore GVIT J.P. Morgan Balanced Fund - Class I
    2004.................         0.10%       59,166      10.738528          635,356         1.94%         8.38%
    2003.................         0.10%       19,620       9.907971          194,394         1.76%        18.30%
    2002.................         0.10%      192,540       8.375591        1,612,636         2.28%       -12.40%
    2001.................         0.10%      113,898       9.561159        1,088,997         2.54%       -3.77%
    2000.................         0.10%      148,185       9.935839        1,472,342         3.36%       -0.45%
  Gartmore GVIT Mid Cap Growth Fund - Class I
    2004.................         0.10%      102,944       9.827397        1,011,672         0.00%        15.22%
    2003.................         0.10%      121,377       8.529042        1,035,230         0.00%        39.99%
    2002.................         0.10%      509,655       6.092407        3,105,026         0.00%       -37.08%
    2001.................         0.10%      481,759       9.682440        4,664,603         0.00%       -30.38%
    2000.................         0.10%      499,194      13.906958        6,942,270         0.00%       -15.46%
  Gartmore GVIT Money Market Fund - Class I
    2002.................         0.10%    1,193,207      11.481201       13,699,449         1.51%         1.11%
    2001.................         0.10%   14,433,921      11.355131      163,899,064         3.18%         3.50%
    2000.................         0.10%    8,179,266      10.971228       89,736,592         5.56%         5.92%
  Gartmore GVIT Money Market Fund: Class V
    2004.................         0.10%   13,954,380      10.160839      141,788,209         0.91%         0.79%
    2003.................         0.10%    8,030,895      10.081195       80,961,019         0.70%         0.61%
    2002.................         0.10%   11,193,504      10.020530      112,164,843         0.28%         0.21% 10/21/02
  Gartmore GVIT Nationwide/(R)/ Fund: Class I
    2004.................         0.10%   19,034,918      10.408568      198,126,238         1.30%         9.64%
    2003.................         0.10%   19,180,432       9.493288      182,085,365         0.59%        27.38%
    2002.................         0.10%   16,109,248       7.452447      120,053,317         0.95%       -17.44%
    2001.................         0.10%    9,361,607       9.026234       84,500,055         0.88%       -11.91%
    2000.................         0.10%       43,448      10.246333          445,183         0.68%        -2.22%
  Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
    2004.................         0.10%       12,564      12.556222          157,756         0.48%        18.67%
    2003.................         0.10%        8,556      10.580391           90,526         0.15%        25.26%
  Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
    2003.................         0.10%        6,148      10.638965           65,408         0.04%        38.67%
    2002.................         0.10%       68,838       7.672215          528,140         0.03%       -25.43%
    2001.................         0.10%       43,765      10.289042          450,300         0.53%        -3.35%
    2000.................         0.10%          505      10.645991            5,376         1.11%         7.50%
  Gartmore GVIT Small Cap Growth Fund - Class I
    2004.................         0.10%       70,962      15.479228        1,098,437         0.00%        13.30%
    2003.................         0.10%       81,334      13.661888        1,111,176         0.00%        34.13%
    2002.................         0.10%       65,945      10.185475          671,681         0.00%       -33.35%
    2001.................         0.10%       38,878      15.282975          594,172         0.00%       -10.93%
    2000.................         0.10%       29,192      17.157856          500,872         0.00%       -16.25%
  Gartmore GVIT Small Cap Value Fund - Class I
    2004.................         0.10%      250,742      25.513967        6,397,423         0.00%        17.18%
    2003.................         0.10%      270,768      21.773115        5,895,463         0.00%        56.70%
    2002.................         0.10%      280,707      13.895068        3,900,443         0.01%       -27.24%
    2001.................         0.10%      270,154      19.095903        5,158,835         0.04%        28.15%
    2000.................         0.10%      222,101      14.901350        3,309,605         0.00%        11.09%
  Gartmore GVIT Small Company Fund - Class I
    2004.................         0.10%      254,060      20.783025        5,280,135         0.00%        18.90%
    2003.................         0.10%      334,150      17.478961        5,840,595         0.00%        40.87%
    2002.................         0.10%      388,032      12.407717        4,814,591         0.00%       -17.41%
    2001.................         0.10%      358,315      15.023475        5,383,136         0.13%        -6.80%
    2000.................         0.10%    1,331,219      16.119172       21,458,148         0.02%         8.79%
  Gartmore GVIT Turner Growth Focus Fund - Class I
    2003.................         0.10%       32,705       3.326027          108,778         0.00%        50.81%
    2002.................         0.10%       45,497       2.205430          100,340         0.00%       -42.91%
    2001.................         0.10%       10,063       3.863379           38,877         0.00%       -39.09%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT U.S. Growth Leaders Fund - Class I
    2004.................         0.10%       44,170   $  14.030717   $      619,737         0.00%        12.30%
    2003.................         0.10%       36,540      12.494332          456,543         0.00%        51.98%
  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
    2004.................         0.10%        6,318      14.262059           90,108         4.55%         6.43%
    2003.................         0.10%        3,251      13.400762           43,566         5.42%        12.00%
    2002.................         0.10%      479,688      11.964522        5,739,238         4.49%         7.10%
    2001.................         0.10%      246,281      11.171361        2,751,294         6.01%         4.08%
    2000.................         0.10%      271,955      10.733031        2,918,901         6.99%         5.55%
  Gartmore GVIT Worldwide Leaders Fund - Class I
    2004.................         0.10%      120,048       9.897753        1,188,205         0.00%        15.55%
    2003.................         0.10%       11,041       8.565807           94,575         0.00%        35.92%
    2002.................         0.10%       44,257       6.301972          278,906         2.00%       -25.46%
    2001.................         0.10%       33,960       8.454886          287,128         1.84%       -18.89%
    2000.................         0.10%      141,948      10.424035        1,479,671         0.94%       -12.41%
  Goldman Sachs VIT - Mid Cap Value Fund
    2004.................         0.10%      117,114      15.947340        1,867,657         0.74%        25.76%
    2003.................         0.10%          855      12.680880           10,842         1.72%        28.26%
  Janus AS - Balanced Portfolio - Service Shares
    2004.................         0.10%       11,560      12.344530          142,703         2.45%         8.18%
    2003.................         0.10%        8,186      11.410593           93,407         2.34%        13.61%
  Janus AS - Capital Appreciation Portfolio - Service Shares
    2004.................         0.10%      112,522       7.639669          859,631         0.02%        17.85%
    2003.................         0.10%      178,232       6.482555        1,155,399         0.25%        20.11%
    2002.................         0.10%      182,330       5.397045          984,043         0.32%       -16.01%
    2001.................         0.10%      242,326       6.425959        1,557,177         1.01%       -21.91%
    2000.................         0.10%       75,935       8.228654          624,843         1.22%       -17.71% 01/27/00
  Janus AS - Global Technology Portfolio - Service Shares
    2004.................         0.10%      151,606       3.572518          541,615         0.00%         0.47%
    2003.................         0.10%      272,134       3.555943          967,693         0.00%        46.33%
    2002.................         0.10%      293,034       2.430136          712,112         0.00%       -40.99%
    2001.................         0.10%      422,625       4.118218        1,740,462         0.63%       -37.38%
    2000.................         0.10%      157,837       6.576328        1,037,988         1.20%       -34.24% 01/27/00
  Janus AS - International Growth Portfolio - Service Shares
    2004.................         0.10%      150,980       7.472984        1,128,271         0.85%        18.57%
    2003.................         0.10%      176,234       6.302712        1,110,752         1.02%        34.40%
    2002.................         0.10%      520,482       4.689573        2,440,838         0.70%       -25.83%
    2001.................         0.10%      498,186       6.322889        3,149,975         0.81%       -23.51%
    2000.................         0.10%      230,451       8.265856        1,904,875         5.19%       -17.34% 01/27/00
  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
    2004.................         0.10%       51,200      14.058294          719,785         0.00%        11.76%
    2003.................         0.10%        1,074      12.578474           13,509         0.00%        24.94%
  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
    2004.................         0.10%       26,978      12.192566          328,931         0.12%        15.70%
    2003.................         0.10%       21,062      10.538218          221,956         0.89%        31.63%
    2002.................         0.10%       67,810       8.005967          542,885         0.75%       -26.52%
    2001.................         0.10%      136,520      10.895640        1,487,473         0.29%        -1.61%
    2000.................         0.10%       57,098      11.073505          632,275         0.40%         1.03%
  Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
    2004.................         0.10%      394,394      11.485392        4,529,770         0.00%        16.19%
    2003.................         0.10%      392,036       9.884865        3,875,223         0.00%        27.94%
    2002.................         0.10%      687,560       7.726029        5,312,108         0.00%       -29.41%
    2001.................         0.10%      570,922      10.944879        6,248,672         0.00%       -24.72%
    2000.................         0.10%      391,150      14.538915        5,686,897         0.00%        -7.55%
  Neuberger Berman AMT - Partners Portfolio
    2004.................         0.10%      162,162      12.451586        2,019,174         0.01%        18.86%
    2003.................         0.10%        6,882      10.476169           72,097         0.00%        34.95%
    2002.................         0.10%       29,344       7.762839          227,793         0.54%       -24.22%
    2001.................         0.10%       14,582      10.243656          149,373         0.33%        -2.92%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  One Group/(R)/ IT Mid Cap Growth Portfolio
    2004.................         0.10%        2,456   $  14.403351   $       35,375         0.00%        12.51%
  One Group/(R)/ IT Mid Cap Value Portfolio
    2004.................         0.10%        5,950      15.182812           90,338         0.58%        15.28%
    2003.................         0.10%        5,997      13.170159           78,981         0.57%        32.62%
  Oppenheimer Aggressive Growth Fund/VA - Initial Class
    2004.................         0.10%      538,726      10.949589        5,898,828         0.00%        19.66%
    2003.................         0.10%      588,192       9.150815        5,382,436         0.00%        25.46%
    2002.................         0.10%    1,125,894       7.293537        8,211,750         0.63%       -27.86%
    2001.................         0.10%    1,417,226      10.110661       14,329,092         0.86%       -31.34%
    2000.................         0.10%      827,728      14.724854       12,188,174         0.00%       -11.33%
  Oppenheimer Capital Appreciation Fund/VA - Initial Class
    2004.................         0.10%      876,150      11.760631       10,304,077         0.31%         6.83%
    2003.................         0.10%      882,196      11.008811        9,711,929         0.38%        30.81%
    2002.................         0.10%      969,758       8.415727        8,161,219         0.57%       -26.93%
    2001.................         0.10%      997,036      11.517595       11,483,457         0.59%       -12.66%
    2000.................         0.10%      533,112      13.187632        7,030,485         0.09%        -0.33%
  Oppenheimer Global Securities Fund/VA - Initial Class
    2004.................         0.10%      419,770      11.151785        4,681,185         1.15%        19.04%
    2003.................         0.10%      441,202       9.367798        4,133,091         0.73%        42.88%
    2002.................         0.10%      769,291       6.556537        5,043,885         0.55%       -22.21%
    2001.................         0.10%      235,861       8.428773        1,988,019         0.39%       -12.12%
    2000.................         0.10%      145,609       9.591764        1,396,647         0.00%        -4.08% 05/01/00
  Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
    2004.................         0.10%       62,892      10.774785          677,648         0.83%         9.35%
    2003.................         0.10%      236,533       9.853529        2,330,685         0.90%        26.59%
    2002.................         0.10%      322,290       7.783700        2,508,609         0.75%       -18.88%
    2001.................         0.10%      200,772       9.595068        1,926,421         0.50%       -10.25%
    2000.................         0.10%      209,160      10.690852        2,236,099         0.28%        -8.87%
  PIMCO VIT - Low Duration Portfolio - Administrative Shares
    2004.................         0.10%      435,394      10.602263        4,616,162         1.29%         1.74%
    2003.................         0.10%      456,933      10.421178        4,761,780         1.22%         2.24%
  PIMCO VIT - Real Return Portfolio - Administrative Shares
    2004.................         0.10%       96,300      12.266232        1,181,238         1.03%         8.78%
    2003.................         0.10%       24,527      11.276054          276,568         2.35%         8.75%
  PIMCO VIT - Total Return Portfolio - Administrative Shares
    2004.................         0.10%       50,172      11.365760          570,243         1.92%         4.78%
    2003.................         0.10%        4,202      10.847595           45,582         2.71%         4.94%
  Pioneer High Yield VCT Portfolio - Class I Shares
    2004.................         0.10%       16,298      14.846381          241,966         5.59%         7.95%
    2003.................         0.10%       82,218      13.752414        1,130,696         5.84%        32.65%
  Royce Capital Fund - Royce Micro-Cap Portfolio
    2004.................         0.10%       11,820      17.141696          202,615         0.00%        13.73%
    2003.................         0.10%       76,384      15.072020        1,151,261         0.00%        49.01%
  Strong Opportunity Fund II, Inc.
    2004.................         0.10%      184,596      11.221097        2,071,370         0.00%        18.10%
    2003.................         0.10%      223,707       9.501191        2,125,483         0.08%        36.87%
    2002.................         0.10%      226,501       6.941814        1,572,328         0.50%       -26.89%
    2001.................         0.10%      282,804       9.495237        2,685,291         0.65%        -3.80%
    2000.................         0.10%      285,161       9.847803        2,808,209         0.00%        -1.30% 05/01/00
  T. Rowe Price Equity Income Portfolio II
    2004.................         0.10%       11,962      14.499419          173,442         1.46%        14.50%
    2003.................         0.10%       19,960      12.663048          252,754         1.80%        25.05%
    2002.................         0.10%          512      10.126777            5,185         0.77%         1.27% 09/03/02
  T. Rowe Price Mid Cap Growth Fund II
    2004.................         0.10%      172,276      16.682608        2,874,013         0.00%        17.94%
    2003.................         0.10%      168,799      14.145535        2,387,752         0.00%        37.95%
    2002.................         0.10%          844      10.253796            8,654         0.00%         2.54% 09/03/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004.................         0.10%       32,436   $  19.308855   $      626,302         0.53%        25.76%
    2003.................         0.10%       26,838      15.353127          412,047         0.11%        54.03%
    2002.................         0.10%       63,522       9.967428          633,151         0.21%        -3.00%
    2001.................         0.10%       53,871      10.275468          553,550         0.00%        -1.91%
    2000.................         0.10%       16,342      10.475365          171,188         0.00%       -41.92%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004.................         0.10%        7,980      20.342743          162,335         0.31%        24.10%
    2003.................         0.10%        7,570      16.424776          124,336         0.41%        44.93%
    2002.................         0.10%       10,722      11.332655          121,509         0.75%        -2.93%
    2001.................         0.10%        5,578      11.674866           65,122         1.04%       -10.53%
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004.................         0.10%        6,174      22.685707          140,062         7.52%         9.95%
    2003.................         0.10%       11,686      20.632384          241,110         0.00%        27.74%
    2002.................         0.10%        2,680      16.152298           43,288         8.74%         9.11%
    2001.................         0.10%          147      14.803302            2,176        10.76%         9.99%
    2000.................         0.10%        1,276      13.458822           17,173        13.84%        11.28%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004.................         0.10%       21,882       7.255105          158,756         0.00%        21.47%
    2003.................         0.10%       22,063       5.972526          131,772         0.00%        41.62%
    2002.................         0.10%       63,481       4.217224          267,714         0.00%       -31.23%
    2001.................         0.10%       83,050       6.132002          509,263         0.00%       -29.38%
    2000.................         0.10%       49,713       8.683462          431,681         0.00%       -13.17% 05/01/00
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004.................         0.10%      110,058      26.386900        2,904,089         1.61%        36.26%
    2003.................         0.10%      189,968      19.365338        3,678,795         0.00%        37.37%
    2002.................         0.10%      346,576      14.096819        4,885,619         4.01%        -0.89%
    2001.................         0.10%      255,847      14.222851        3,638,874         5.40%         9.73%
    2000.................         0.10%       23,692      12.961511          307,084         8.01%         4.28% 09/21/00
The BEST of AMERICA/(R)/ Corporate Variable Universal Life Series/SM/ Reduced Fee Tier (0.20%)
  AIM VIF - Basic Value Fund - Series I Shares
    2004.................         0.20%       23,358      14.554224          339,958         0.00%        10.85%
    2003.................         0.20%        4,973      13.129953           65,295         0.06%        33.36%
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2003a ...............         0.20%          288      13.259800            3,819         0.00%        35.09%
  AIM VIF - Capital Development Fund - Series I Shares
    2004.................         0.20%          996      15.284432           15,223         0.00%        15.27%
  AIM VIF - International Growth Fund - Series I Shares
    2004.................         0.20%      126,346      11.923183        1,506,446         1.36%        19.23% 05/03/04
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004.................         0.20%       28,554      14.735953          420,770         0.92%        11.24%
    2003.................         0.20%        5,515      13.247066           73,058         0.51%        32.24%
  American Century VP - Income & Growth Fund - Class I
    2004.................         0.20%      141,218      10.849845        1,532,193         1.37%        12.77%
    2003.................         0.20%      166,512       9.621502        1,602,096         1.28%        29.09%
  American Century VP - International Fund - Class I
    2004.................         0.20%      434,052       8.415693        3,652,848         0.56%        14.69%
    2003.................         0.20%      384,244       7.337502        2,819,391         0.73%        24.26%
  American Century VP - Fund - Ultra/(R)/ Class I
    2004.................         0.20%        7,212      11.052535           79,711         0.00%        10.45%
    2003.................         0.20%        1,924      10.006426           19,252         0.00%        24.65%
  American Century VP - Value Fund - Class I
    2004.................         0.20%      321,958      15.239704        4,906,545         0.97%        14.10%
    2003.................         0.20%      190,981      13.355894        2,550,722         1.04%        28.70%
  Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
    2004.................         0.20%      401,660      15.782247        6,339,097         0.00%        25.39%
    2003.................         0.20%      276,028      12.586755        3,474,297         0.00%        29.75%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004.................         0.20%        7,744   $   8.356633   $       64,714         0.00%        17.75%
    2003.................         0.20%        7,043       7.096703           49,982         0.00%        47.36%
  Credit Suisse Trust - International Focus Portfolio
    2004.................         0.20%       10,148       9.684322           98,276         0.99%        14.51%
    2003.................         0.20%        9,647       8.456964           81,584         0.49%        32.82%
  Credit Suisse Trust - Large Cap Value Portfolio
    2004.................         0.20%       35,398      11.474634          406,179         0.58%        11.12%
    2003.................         0.20%       20,469      10.326271          211,368         0.76%        24.91%
  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
    2004.................         0.20%       20,268      14.978665          303,588         0.43%        14.25%
    2003.................         0.20%        8,456      13.110902          110,866         1.02%        31.46%
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004.................         0.20%      330,608      12.820499        4,238,560         0.57%        21.64%
    2003.................         0.20%       13,371      10.539624          140,925         0.27%        37.50%
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004.................         0.20%       29,340       7.311886          214,531         0.40%         6.00%
    2003.................         0.20%       15,093       6.898125          104,113         0.11%        25.75%
  Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004.................         0.20%    4,920,402       9.651621       47,489,855         1.82%        10.42%
    2003.................         0.20%    3,957,858       8.740894       34,595,217         1.54%        28.11%
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    2004.................         0.20%      290,942       9.535398        2,774,248         1.67%         4.84%
    2003.................         0.20%      265,908       9.095533        2,418,575         1.18%        20.93%
  Dreyfus VIF - International Value Portfolio - Initial Shares
    2004.................         0.20%    1,014,594      15.377151       15,601,565         1.23%        19.78%
    2003.................         0.20%      611,687      12.837546        7,852,560         2.67%        36.08%
  Federated IS - Quality Bond Fund II - Primary Shares
    2004.................         0.20%    1,045,524      13.797947       14,426,085         3.92%         3.41%
    2003.................         0.20%      705,554      13.342573        9,413,906         3.30%         4.44%
  Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
    2004.................         0.20%      253,254      11.816128        2,992,482         1.39%        11.16%
    2003.................         0.20%      141,957      10.629864        1,508,984         1.66%        29.96%
  Fidelity/(R)/ VIP - Growth Portfolio - Service Class
    2004.................         0.20%    1,398,590       7.828218       10,948,467         0.16%         3.06%
    2003.................         0.20%      595,465       7.595988        4,523,145         0.18%        32.52%
  Fidelity/(R)/ VIP - High Income Portfolio - Service Class
    2004.................         0.20%      373,660      12.853699        4,802,913         8.03%         9.25%
    2003.................         0.20%       87,435      11.765514        1,028,718         6.36%        26.72%
  Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
    2004.................         0.20%      373,770      10.134523        3,787,981         0.98%        13.26%
    2003.................         0.20%      315,760       8.947944        2,825,403         0.63%        42.92%
  Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
    2004.................         0.20%      708,896      12.047726        8,540,585         0.24%        15.11%
    2003.................         0.20%      143,092      10.466376        1,497,655         0.30%        28.10%
  Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
    2004.................         0.20%       24,564       9.272138          227,761         0.48%         6.85%
    2003.................         0.20%       13,277       8.678086          115,219         0.59%        29.40%
  Fidelity/(R)/   VIP III - Value Strategies Portfolio - Service Class
    2004.................         0.20%        7,530      13.434633          101,163         0.00%        13.76%
    2003.................         0.20%          973      11.809676           11,491         0.00%        57.47%
  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
    2004.................         0.20%       41,174      14.797053          609,254         1.11%        18.29%
    2003.................         0.20%      155,351      12.508977        1,943,282         1.96%        31.95%
  Gartmore GVIT Comstock Value Fund - Class I
    2004.................         0.20%       49,480      10.312567          510,266         1.39%        17.26%
    2003.................         0.20%        7,421       8.794319           65,263         1.34%        31.17%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
    2004.................         0.20%      458,242   $  13.871631   $    6,356,564         0.56%        15.50%
    2003.................         0.20%      280,100      12.010005        3,364,002         0.50%        34.38%
  Gartmore GVIT Emerging Markets Fund - Class I
    2004.................         0.20%       16,822      13.855548          233,078         1.04%        20.50%
    2003.................         0.20%       21,189      11.498175          243,635         0.61%        64.93%
  Gartmore GVIT Federated High Income Bond Fund - Class I
    2004.................         0.20%      810,264      14.795923       11,988,604         7.58%         9.88%
    2003.................         0.20%      777,021      13.465993       10,463,359         7.99%        22.03%
  Gartmore GVIT Global Financial Services Fund - Class I
    2004.................         0.20%        7,074      14.748909          104,334         1.37%        20.75%
    2003.................         0.20%        8,215      12.214302          100,340         1.08%        41.17%
  Gartmore GVIT Global Health Sciences Fund - Class I
    2004.................         0.20%       16,466      12.231005          201,396         0.00%         7.64%
    2003.................         0.20%        4,437      11.362461           50,415         0.00%        36.42%
  Gartmore GVIT Global Technology and Communications Fund - Class I
    2004.................         0.20%      448,724       3.166487        1,420,879         0.00%         4.10%
    2003.................         0.20%       78,739       3.041648          239,496         0.00%        54.92%
  Gartmore GVIT Global Utilities Fund - Class I
    2004.................         0.20%       21,186      13.925951          295,035         1.64%        29.71%
    2003.................         0.20%       12,612      10.736432          135,408         1.02%        23.80%
  Gartmore GVIT Government Bond Fund - Class I
    2004.................         0.20%    1,951,516      12.671201       24,728,051         5.38%         3.06%
    2003.................         0.20%    1,095,538      12.295487       13,470,173         3.25%         1.80%
  Gartmore GVIT Growth Fund - Class I
    2004.................         0.20%       47,838       7.130400          341,104         0.34%         7.94%
    2003.................         0.20%       40,423       6.605859          267,029         0.02%        32.47%
  Gartmore GVIT ID Aggressive Fund - Class II
    2004.................         0.20%        7,054      12.454537           87,854         1.85%        13.80%
    2003.................         0.20%        2,814      10.944415           30,798         1.57%        31.60%
  Gartmore GVIT ID Conservative Fund - Class II
    2004.................         0.20%        2,950      11.283226           33,286         2.49%         4.44%
    2003.................         0.20%        1,756      10.803228           18,970         2.59%         7.69%
  Gartmore GVIT ID Moderate Fund - Class II
    2004.................         0.20%       28,510      11.949051          340,667         2.21%         9.32%
    2003.................         0.20%        4,545      10.930659           49,680         2.05%        19.81%
  Gartmore GVIT ID Moderately Aggressive Fund - Class II
    2004.................         0.20%       19,906      12.260724          244,062         2.01%        11.87%
    2003.................         0.20%        5,607      10.959933           61,452         1.61%        26.39%
  Gartmore GVIT ID Moderately Conservative Fund - Class II
    2004.................         0.20%       11,104      11.679461          129,689         2.38%         6.94%
    2003.................         0.20%        3,486      10.921034           38,071         2.33%        13.47%
  Gartmore GVIT International Growth Fund - Class I
    2004.................         0.20%       12,706       7.691798           97,732         0.85%        13.97%
    2003.................         0.20%        8,703       6.749218           58,738         0.00%        35.35%
  Gartmore GVIT J.P. Morgan Balanced Fund - Class I
    2004.................         0.20%      132,248      10.900634        1,441,587         1.94%         8.27%
    2003.................         0.20%      104,019      10.067605        1,047,222         1.76%        18.18%
  Gartmore GVIT Mid Cap Growth Fund - Class I
    2004.................         0.20%      763,680       7.982767        6,096,280         0.00%        15.11%
    2003.................         0.20%      155,794       6.935054        1,080,440         0.00%        39.85%
  Gartmore GVIT Money Market Fund - Class I
    2004.................         0.20%       30,788      10.605257          326,515         0.80%         0.61%
    2003.................         0.20%      221,572      10.540982        2,335,586         0.63%         0.42%
  Gartmore GVIT Money Market Fund: Class V
    2004.................         0.20%    8,296,360      10.138533       84,112,920         0.91%         0.69%
    2003.................         0.20%    6,564,517      10.069143       66,099,060         0.70%         0.50%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT Nationwide/(R)/ Fund: Class I
    2004.................         0.20%      32,724    $  10.177848   $      333,060         1.30%         9.53%
    2003.................         0.20%       20,659       9.291410          191,966         0.59%        27.26%
  Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
    2004.................         0.20%        3,700      12.522767           46,334         0.48%        18.56%
    2003.................         0.20%        1,086      10.562758           11,471         0.15%        25.13%
  Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
    2003.................         0.20%        9,101      10.583982           96,325         0.04%        38.53%
  Gartmore GVIT Small Cap Growth Fund - Class I
    2004.................         0.20%      269,788      15.391720        4,152,501         0.00%        13.19%
    2003.................         0.20%      108,065      13.598245        1,469,494         0.00%        34.00%
  Gartmore GVIT Small Cap Value Fund - Class I
    2004.................         0.20%      271,422      18.334546        4,976,399         0.00%        17.06%
    2003.................         0.20%      234,794      15.661984        3,677,340         0.00%        56.54%
  Gartmore GVIT Small Company Fund - Class I
    2004.................         0.20%      346,438      14.011465        4,854,104         0.00%        18.78%
    2003.................         0.20%      126,604      11.795728        1,493,386         0.00%        40.73%
  Gartmore GVIT Turner Growth Focus Fund - Class I
    2003.................         0.20%       17,434       3.315211           57,797         0.00%        50.66%
  Gartmore GVIT U.S. Growth Leaders Fund - Class I
    2004.................         0.20%        8,230      13.993330          115,165         0.00%        12.18%
    2003.................         0.20%        5,224      12.473517           65,162         0.00%        51.83%
  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
    2004.................         0.20%       13,584      13.684149          185,885         4.55%         6.32%
    2003.................         0.20%        9,884      12.870615          127,213         5.42%        11.89%
  Gartmore GVIT Worldwide Leaders Fund - Class I
    2004.................         0.20%        2,874       9.758795           28,047         0.00%        15.43%
    2003.................         0.20%        3,219       8.453981           27,213         0.00%        35.79%
  Goldman Sachs VIT - Mid Cap Value Fund
    2004.................         0.20%      907,474      15.910334       14,438,214         0.74%        25.63%
    2003.................         0.20%      528,186      12.664093        6,688,997         1.72%        28.13%
  Janus AS - Balanced Portfolio - Service Shares
    2004.................         0.20%      229,366      12.315866        2,824,841         2.45%         8.08%
    2003.................         0.20%        5,017      11.395477           57,171         2.34%        13.49%
  Janus AS - Capital Appreciation Portfolio - Service Shares
    2004.................         0.20%      233,906       7.602120        1,778,181         0.02%        17.73%
    2003.................         0.20%      262,941       6.457142        1,697,847         0.25%        19.99%
  Janus AS - Global Technology Portfolio - Service Shares
    2004.................         0.20%      173,558       3.554928          616,986         0.00%         0.37%
    2003.................         0.20%      102,131       3.541982          361,746         0.00%        46.18%
  Janus AS - International Growth Portfolio - Service Shares
    2004.................         0.20%      586,420       7.436235        4,360,757         0.85%        18.45%
    2003.................         0.20%      245,144       6.277993        1,539,012         1.02%        34.26%
  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
    2004.................         0.20%        4,062      14.025658           56,972         0.00%        11.65%
    2003.................         0.20%        1,829      12.561832           22,976         0.00%        24.81%
  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
    2004.................         0.20%       19,660      11.312789          222,409         0.12%        15.58%
    2003.................         0.20%       30,298       9.787595          296,545         0.89%        31.50%
  Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
    2004.................         0.20%      470,456       8.401327        3,952,455         0.00%        16.08%
    2003.................         0.20%      274,225       7.237810        1,984,788         0.00%        27.81%
  Neuberger Berman AMT - Partners Portfolio
    2004.................         0.20%      229,766      12.443485        2,859,090         0.01%        18.74%
    2003.................         0.20%       14,991      10.479833          157,103         0.00%        34.82%
  One Group/(R)/ IT Mid Cap Growth Portfolio
    2004.................         0.20%        8,286      14.370472          119,074         0.00%        12.39%
    2003.................         0.20%        4,483      12.785745           57,318         0.00%        26.89%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  One Group/(R)/ IT Mid Cap Value Portfolio
    2004.................         0.20%       14,900   $  15.148180   $      225,708         0.58%        15.17%
    2003.................         0.20%        7,236      13.153260           95,177         0.57%        32.49%
  Oppenheimer Aggressive Growth Fund/VA - Initial Class
    2004.................         0.20%      260,230       7.602891        1,978,500         0.00%        19.54%
    2003.................         0.20%      163,694       6.360255        1,041,136         0.00%        25.34%
  Oppenheimer Capital Appreciation Fund/VA - Initial Class
    2004.................         0.20%    1,451,308       9.169906       13,308,358         0.31%         6.72%
    2003.................         0.20%      710,846       8.592296        6,107,799         0.38%        30.68%
  Oppenheimer Global Securities Fund/VA - Initial Class
    2004.................         0.20%      342,972      11.099865        3,806,943         1.15%        18.92%
    2003.................         0.20%       78,177       9.333505          729,665         0.73%        42.73%
  Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
    2004.................         0.20%       86,940      10.253671          891,454         0.83%         9.24%
    2003.................         0.20%       50,314       9.386344          472,265         0.90%        26.47%
  PIMCO VIT - Low Duration Portfolio - Administrative Shares
    2004.................         0.20%    2,001,144      10.577591       21,167,283         1.29%         1.64%
    2003.................         0.20%    1,032,781      10.407346       10,748,509         1.22%         2.14%
  PIMCO VIT - Real Return Portfolio - Administrative Shares
    2004.................         0.20%      225,144      12.237557        2,755,213         1.03%         8.67%
    2003.................         0.20%       41,728      11.260965          469,898         2.35%         8.64%
  PIMCO VIT - Total Return Portfolio - Administrative Shares
    2004.................         0.20%    1,390,690      11.339186       15,769,293         1.92%         4.67%
    2003.................         0.20%      805,938      10.833078        8,730,789         2.71%         4.83%
  Pioneer High Yield VCT Portfolio - Class I Shares
    2004.................         0.20%       41,538      14.811836          615,254         5.59%         7.85%
    2003.................         0.20%       38,729      13.734162          531,910         5.84%        32.52%
  Royce Capital Fund - Royce Micro-Cap Portfolio
    2004.................         0.20%      251,888      17.101898        4,307,763         0.00%        13.62%
    2003.................         0.20%       58,726      15.052067          883,948         0.00%        48.87%
  Strong Opportunity Fund II, Inc.
    2004.................         0.20%      266,180      11.168856        2,972,926         0.00%        17.98%
    2003.................         0.20%      202,631       9.466409        1,918,188         0.08%        36.73%
  T. Rowe Price Equity Income Portfolio II
    2004.................         0.20%    1,400,944      14.465784       20,265,753         1.46%        14.39%
    2003.................         0.20%      546,267      12.646299        6,908,256         1.80%        24.92%
  T. Rowe Price Mid Cap Growth Fund II
    2004.................         0.20%      835,584      16.643864       13,907,346         0.00%        17.82%
    2003.................         0.20%      473,916      14.126799        6,694,916         0.00%        37.82%
  T. Rowe Price New America Growth Portfolio
    2004.................         0.20%      222,430      10.808909        2,404,226         0.00%         8.09% 05/03/04
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004.................         0.20%      120,164      17.902527        2,151,239         0.53%        25.64%
    2003.................         0.20%        6,811      14.249147           97,051         0.11%        53.88%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004.................         0.20%       70,582      17.381825        1,226,844         0.31%        23.98%
    2003.................         0.20%       17,418      14.048159          244,691         0.41%        44.79%
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004.................         0.20%      105,242      17.341685        1,825,074         7.52%         9.84%
    2003.................         0.20%        3,595      15.787831           56,757         0.00%        27.61%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004.................         0.20%       98,272       7.221303          709,652         0.00%        21.35%
    2003.................         0.20%       70,714       5.950642          420,794         0.00%        41.48%
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004.................         0.20%       98,428      21.489618        2,115,180         1.61%        36.12%
    2003.................         0.20%       40,136      15.786980          633,626         0.00%        37.24%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
The BEST of AMERICA/(R)/ Corporate Variable Universal Life Series/SM/ Reduced Fee Tier (0.25%)
  AIM VIF - Basic Value Fund - Series I Shares
    2004 ................         0.25%       98,126   $  14.537319   $    1,426,489         0.00%        10.79%
    2003 ................         0.25%        1,947      13.121262           25,547         0.06%        33.29%
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2003 ................         0.25%        2,553      13.251011           33,830         0.00%        35.02%
  AIM VIF - Capital Development Fund - Series I Shares
    2004 ................         0.25%       27,246      15.266666          415,956         0.00%        15.21%
  AIM VIF - International Growth Fund - Series I Shares
    2004 ................         0.25%       26,402      11.919243          314,692         1.36%        19.19% 05/03/04
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004 ................         0.25%      426,728      14.718823        6,280,934         0.92%        11.18%
    2003 ................         0.25%      278,219      13.238290        3,683,144         0.51%        32.17%
  American Century VP - Income & Growth Fund - Class I
    2004 ................         0.25%      368,640      10.827688        3,991,519         1.37%        12.71%
    2003 ................         0.25%      225,657       9.606659        2,167,810         1.28%        29.03%
    2002 ................         0.25%        1,435       7.445299           10,684         1.00%       -19.57%
  American Century VP - International Fund - Class I
    2004 ................         0.25%      923,768       8.398563        7,758,324         0.56%        14.64%
    2003 ................         0.25%      674,427       7.326221        4,941,001         0.73%        24.20%
    2002 ................         0.25%       49,356       5.898746          291,139         0.78%       -20.57%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004 ................         0.25%      212,496      11.037791        2,345,486         0.00%        10.40%
    2003 ................         0.25%      138,103       9.998079        1,380,765         0.00%        24.59%
  American Century VP - Value Fund - Class I
    2004 ................         0.25%      351,012      15.208626        5,338,410         0.97%        14.05%
    2003 ................         0.25%      248,298      13.335325        3,311,135         1.04%        28.64%
    2002 ................         0.25%       90,011      10.366670          933,114         0.75%       -12.84%
  Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
    2004 ................         0.25%       84,614      15.763932        1,333,849         0.00%        25.33%
    2003 ................         0.25%       17,272      12.578424          217,255         0.00%        29.69%
  Calvert VS - Social Equity Portfolio
    2004 ................         0.25%          826      13.399142           11,068         0.08%         6.89%
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004 ................         0.25%       25,520       8.339563          212,826         0.00%        17.69%
    2003 ................         0.25%       30,888       7.085747          218,865         0.00%        47.29%
    2002 ................         0.25%        1,104       4.810802            5,311         0.00%       -34.32%
  Credit Suisse Trust - International Focus Portfolio
    2004 ................         0.25%       13,758       9.664537          132,965         0.99%        14.46%
    2003 ................         0.25%       17,161       8.443905          144,906         0.49%        32.76%
  Credit Suisse Trust - Large Cap Value Portfolio
    2004 ................         0.25%       16,952      11.451229          194,121         0.58%        11.07%
    2003 ................         0.25%       15,477      10.310367          159,574         0.76%        24.85%
    2002 ................         0.25%        5,253       8.258105           43,380         0.76%       -23.29%
  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
    2004 ................         0.25%       41,246      14.961281          617,093         0.43%        14.19%
    2003 ................         0.25%          647      13.102225            8,477         1.02%        31.39%
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004 ................         0.25%      376,014      12.803427        4,814,268         0.57%        21.58%
    2003 ................         0.25%      145,429      10.530847        1,531,491         0.27%        37.44%
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004 ................         0.25%      154,666       7.296964        1,128,592         0.40%         5.95%
    2003 ................         0.25%       71,544       6.887482          492,758         0.11%        25.69%
    2002 ................         0.25%          425       5.479795            2,329         0.22%       -29.12%
  Dreyfus Stock Index Fund, - Initial Inc. Shares
    2004 ................         0.25%    5,809,448       9.631920       55,956,138         1.82%        10.36%
    2003 ................         0.25%    4,843,218       8.727408       42,268,740         1.54%        28.04%
    2002 ................         0.25%      529,695       6.815999        3,610,401         1.45%       -22.56%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 ........................................        0.25%    555,430  $ 9.515935  $    5,285,436        1.67%      4.78%
  2003 ........................................        0.25%    487,461    9.081512       4,426,883        1.18%     20.87%
  2002 ........................................        0.25%     48,950    7.513649         367,793        1.22%    -16.92%
Dreyfus VIF - International Value Portfolio - Initial Shares
  2004 ........................................        0.25%    481,030   15.359280       7,388,274        1.23%     19.72%
  2003 ........................................        0.25%    561,722   12.829044       7,206,356        2.67%     36.02%
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ........................................        0.25%  1,438,890   13.758938      19,797,598        3.92%      3.36%
  2003 ........................................        0.25%    204,710   13.311504       2,724,998        3.30%      4.38%
  2002 ........................................        0.25%     55,859   12.752372         712,335        3.20%      9.03%
Fidelity/(R)/  VIP - Equity-Income Portfolio - Service Class
  2004 ........................................        0.25%  1,061,120   11.792032      12,512,761        1.39%     11.10%
  2003 ........................................        0.25%    374,570   10.613484       3,975,493        1.66%     29.89%
  2002 ........................................        0.25%    244,789    8.170844       2,000,133        1.50%    -17.20%
Fidelity/(R)/  VIP - Growth Portfolio - Service Class
  2004 ........................................        0.25%  1,835,224    7.812236      14,337,203        0.16%      3.01%
  2003 ........................................        0.25%    585,819    7.584268       4,443,008        0.18%     32.45%
  2002 ........................................        0.25%     78,608    5.726150         450,121        0.14%    -30.37%
Fidelity/(R)/  VIP - High Income Portfolio - Service Class
  2004 ........................................        0.25%    593,920   12.827432       7,618,468        8.03%      9.19%
  2003 ........................................        0.25%     93,070   11.747355       1,093,326        6.36%     26.65%
  2002 ........................................        0.25%        606    9.275222           5,621        9.18%      3.36%
Fidelity/(R)/  VIP - Overseas Portfolio - Service Class
  2004 ........................................        0.25%    460,116   10.113816       4,653,529        0.98%     13.20%
  2003 ........................................        0.25%    301,169    8.934131       2,690,683        0.63%     42.85%
  2002 ........................................        0.25%      1,213    6.254343           7,587        0.64%    -20.54%
Fidelity/(R)/  VIP II - Contrafund/(R)/ Portfolio - Service Class
  2004 ........................................        0.25%    970,084   12.023156      11,663,471        0.24%     15.05%
  2003 ........................................        0.25%    964,994   10.450250      10,084,429        0.30%     28.03%
  2002 ........................................        0.25%      7,198    8.162207          58,752        0.69%     -9.65%
Fidelity/(R)/  VIP III - Growth Opportunities Portfolio - Service Class
  2004 ........................................        0.25%    451,498    9.253175       4,177,790        0.48%      6.79%
  2003 ........................................        0.25%    197,613    8.664666       1,712,251        0.59%     29.34%
  2002 ........................................        0.25%        794    6.699267           5,319        0.93%    -22.11%
Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class
  2004 ........................................        0.25%     29,960   13.416717         401,965        0.00%     13.70%
  2003 ........................................        0.25%     15,729   11.799819         185,599        0.00%     57.40%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
  2004 ........................................        0.25%    173,760   14.779865       2,568,149        1.11%     18.23%
  2003 ........................................        0.25%      9,405   12.500683         117,569        1.96%     31.88%
Gartmore GVIT Comstock Value Fund - Class I
  2004 ........................................        0.25%     36,102   10.291496         371,544        1.39%     17.21%
  2003 ........................................        0.25%      3,887    8.780739          34,131        1.34%     31.11%
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ........................................        0.25%    317,498   13.843332       4,395,230        0.56%     15.44%
  2003 ........................................        0.25%     70,843   11.991494         849,513        0.50%     34.31%
  2002 ........................................        0.25%      1,993    8.927901          17,793        0.45%    -15.51%
Gartmore GVIT Emerging Markets Fund - Class I
  2004 ........................................        0.25%     68,036   13.826171         940,677        1.04%     20.44%
  2003 ........................................        0.25%     14,303   11.479519         164,192        0.61%     64.85%
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 ........................................        0.25%    157,482   14.765731       2,325,337        7.58%      9.82%
  2003 ........................................        0.25%     33,606   13.445225         451,840        7.99%     21.97%
  2002 ........................................        0.25%     47,160   11.023733         519,879       10.09%      2.97%
Gartmore GVIT Global Financial Services Fund - Class I
  2004 ........................................        0.25%      8,572   14.729262         126,259        1.37%     20.69%
  2003 ........................................        0.25%        958   12.207124          11,692        1.08%     41.10%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT Global Health Sciences Fund - Class I
  2004 ........................................        0.25%     24,814  $12.214711  $      303,096        0.00%      7.59%
  2003 ........................................        0.25%      9,013   11.352997         102,325        0.00%     36.35%
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 ........................................        0.25%    674,980    3.159750       2,132,768        0.00%      4.05%
  2003 ........................................        0.25%    118,132    3.036698         358,731        0.00%     54.84%
Gartmore GVIT Global Utilities Fund - Class I
  2004 ........................................        0.25%     17,668   13.907406         245,716        1.64%     29.64%
  2003 ........................................        0.25%      1,187   10.727488          12,734        1.02%     23.74%
Gartmore GVIT Government Bond Fund - Class I
  2004 ........................................        0.25%  2,572,680   12.645377      32,532,509        5.38%      3.00%
  2003 ........................................        0.25%  1,556,780   12.276554      19,111,894        3.25%      1.75%
  2002 ........................................        0.25%  1,141,119   12.065916      13,768,646        4.66%     10.71%
Gartmore GVIT Growth Fund - Class I
  2004 ........................................        0.25%     73,454    7.115834         522,686        0.34%      7.89%
  2003 ........................................        0.25%     76,188    6.595662         502,510        0.02%     32.41%
  2002 ........................................        0.25%     49,665    4.981328         247,398        0.00%    -28.90%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ........................................        0.25%     14,712   12.436282         182,963        1.85%     13.74%
  2003 ........................................        0.25%      4,309   10.933839          47,114        1.57%     31.54%
Gartmore GVIT ID Conservative Fund - Class II
  2004 ........................................        0.25%      6,398   11.266714          72,084        2.49%      4.39%
  2003 ........................................        0.25%        929   10.792806          10,027        2.59%      7.64%
Gartmore GVIT ID Moderate Fund - Class II
  2004 ........................................        0.25%     18,974   11.931529         226,389        2.21%      9.26%
  2003 ........................................        0.25%      7,829   10.920096          85,493        2.05%     19.75%
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ........................................        0.25%     90,230   12.242773       1,104,665        2.01%     11.81%
  2003 ........................................        0.25%      3,797   10.949354          41,575        1.61%     26.33%
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ........................................        0.25%     21,136   11.662359         246,496        2.38%      6.89%
  2003 ........................................        0.25%      2,613   10.910488          28,509        2.33%     13.41%
Gartmore GVIT International Growth Fund - Class I
  2004 ........................................        0.25%     28,960    7.675467         222,282        0.85%     13.91%
  2003 ........................................        0.25%      4,806    6.738255          32,384        0.00%     35.28%
  2002 ........................................        0.25%         65    4.980814             324        0.00%    -24.29%
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
  2004 ........................................        0.25%    138,252   10.878396       1,503,960        1.94%      8.22%
  2003 ........................................        0.25%     86,171   10.052086         866,198        1.76%     18.12%
  2002 ........................................        0.25%      1,233    8.510165          10,493        2.28%    -12.53%
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 ........................................        0.25%    989,792    7.966452       7,885,130        0.00%     15.05%
  2003 ........................................        0.25%     74,105    6.924341         513,128        0.00%     39.79%
  2002 ........................................        0.25%      5,143    4.953560          25,476        0.00%    -37.17%
Gartmore GVIT Money Market Fund - Class I
  2004 ........................................        0.25%    877,048   10.583572       9,282,301        0.80%      0.56%
  2003 ........................................        0.25%  2,168,315   10.524702      22,820,869        0.63%      0.37%
  2002 ........................................        0.25%  1,395,229   10.485477      14,629,642        1.51%      0.96%
Gartmore GVIT Money Market Fund: Class V
  2004 ........................................        0.25%  9,126,608   10.127388      92,428,700        0.91%      0.64%
  2003 ........................................        0.25%  1,814,317   10.063117      18,257,684        0.70%      0.45%
  2002 ........................................        0.25%        656   10.017601           6,572        0.28%      0.18% 10/21/02
Gartmore GVIT Nationwide/(R)/ Fund: Class I
  2004 ........................................        0.25%    200,466   10.157086       2,036,150        1.30%      9.48%
  2003 ........................................        0.25%     49,376    9.277816         458,101        0.59%     27.19%
  2002 ........................................        0.25%        588    7.294217           4,289        0.95%    -17.56%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
  2004 ........................................        0.25%     13,762   12.506076         172,109        0.48%     18.50%
  2003 ........................................        0.25%      1,148   10.553942          12,116        0.15%     25.07%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
  2003 ........................................        0.25%     22,022  $10.567653   $     232,721        0.04%     38.46%
  2002 ........................................        0.25%         42    7.632212             321        0.03%    -25.55%
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 ........................................        0.25%    283,520   15.348222       4,351,528        0.00%     13.13%
  2003 ........................................        0.25%     59,176   13.566592         802,817        0.00%     33.93%
  2002 ........................................        0.25%        209   10.129586           2,117        0.00%    -33.45%
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ........................................        0.25%    557,634   18.297168      10,203,123        0.00%     17.01%
  2003 ........................................        0.25%    258,610   15.637860       4,044,107        0.00%     56.46%
  2002 ........................................        0.25%     89,722    9.994656         896,741        0.01%    -27.34%
Gartmore GVIT Small Company Fund - Class I
  2004 ........................................        0.25%    766,554   13.982897      10,718,646        0.00%     18.72%
  2003 ........................................        0.25%    492,798   11.777552       5,803,954        0.00%     40.66%
  2002 ........................................        0.25%     98,835    8.373012         827,547        0.00%    -17.54%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 ........................................        0.25%     23,948    3.309832          79,264        0.00%     50.59%
Gartmore GVIT U.S. Growth Leaders Fund - Class I
  2004 ........................................        0.25%     50,246   13.974657         702,171        0.00%     12.13%
  2003 ........................................        0.25%     33,465   12.463103         417,078        0.00%     51.76%
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 ........................................        0.25%     63,742   13.656231         870,475        4.55%      6.27%
  2003 ........................................        0.25%    515,327   12.850783       6,622,355        5.42%     11.84%
  2002 ........................................        0.25%     42,803   11.490701         491,836        4.49%      6.94%
Gartmore GVIT Worldwide Leaders Fund - Class I
  2004 ........................................        0.25%     34,068    9.738860         331,783        0.00%     15.38%
  2003 ........................................        0.25%     34,022    8.440937         287,178        0.00%     35.72%
  2002 ........................................        0.25%         85    6.219415             529        2.00%    -25.58%
Goldman Sachs VIT - Mid Cap Value Fund
  2004 ........................................        0.25%    315,450   15.891856       5,013,086        0.74%     25.57%
  2003 ........................................        0.25%    259,089   12.655709       3,278,955        1.72%     28.07%
Janus AS - Balanced Portfolio - Service Shares
  2004 ........................................        0.25%     53,754   12.301545         661,257        2.45%      8.02%
  2003 ........................................        0.25%     14,950   11.387925         170,249        2.34%     13.44%
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 ........................................        0.25%    956,584    7.583386       7,254,146        0.02%     17.67%
  2003 ........................................        0.25%    677,613    6.444456       4,366,847        0.25%     19.93%
  2002 ........................................        0.25%        318    5.373376           1,709        0.32%    -16.14%
Janus AS - Global Technology Portfolio - Service Shares
  2004 ........................................        0.25%    204,340    3.546168         724,624        0.00%      0.32%
  2003 ........................................        0.25%     97,833    3.535026         345,842        0.00%     46.11%
  2002 ........................................        0.25%        708    2.419456           1,713        0.00%    -41.08%
Janus AS - International Growth Portfolio - Service Shares
  2004 ........................................        0.25%    680,002    7.417926       5,044,205        0.85%     18.39%
  2003 ........................................        0.25%     92,562    6.265664         579,962        1.02%     34.20%
  2002 ........................................        0.25%        905    4.668998           4,225        0.70%    -25.94%
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2004 ........................................        0.25%     22,204   14.009370         311,064        0.00%     11.60%
  2003 ........................................        0.25%      3,926   12.553503          49,285        0.00%     24.75%
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2004 ........................................        0.25%     91,408   11.289714       1,031,970        0.12%     15.53%
  2003 ........................................        0.25%     52,239    9.772505         510,506        0.89%     31.43%
  2002 ........................................        0.25%        535    7.435383           3,978        0.75%    -26.63%
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
  2004 ........................................        0.25%    678,994    8.384158       5,692,793        0.00%     16.02%
  2003 ........................................        0.25%    284,185    7.226636       2,053,702        0.00%     27.75%
  2002 ........................................        0.25%    217,507    5.656826       1,230,399        0.00%    -29.52%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Neuberger Berman AMT - Partners Portfolio
  2004 ........................................        0.25%    191,928  $12.418080  $    2,383,377        0.01%     18.68%
  2003 ........................................        0.25%     44,110   10.463664         461,552        0.00%     34.75%
  2002 ........................................        0.25%     53,464    7.765195         415,158        0.54%    -24.33%
One Group/(R)/ IT Mid Cap Growth Portfolio
  2004 ........................................        0.25%     82,778   14.354104       1,188,204        0.00%     12.34%
  2003 ........................................        0.25%      6,068   12.777560          77,534        0.00%     26.83%
One Group/(R)/ IT Mid Cap Value Portfolio
  2004 ........................................        0.25%     22,074   15.130897         333,999        0.58%     15.11%
  2003 ........................................        0.25%      1,068   13.144807          14,039        0.57%     32.42%
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 ........................................        0.25%  1,726,784    7.587355      13,101,723        0.00%     19.48%
  2003 ........................................        0.25%    809,116    6.350438       5,138,241        0.00%     25.28%
  2002 ........................................        0.25%     11,391    5.069121          57,742        0.63%    -27.97%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 ........................................        0.25%  1,591,142    9.151191      14,560,844        0.31%      6.67%
  2003 ........................................        0.25%    503,219    8.579039       4,317,135        0.38%     30.62%
  2002 ........................................        0.25%    345,299    6.568116       2,267,964        0.57%    -27.04%
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ........................................        0.25%    436,776   11.073978       4,836,848        1.15%     18.87%
  2003 ........................................        0.25%    162,279    9.316393       1,511,855        0.73%     42.66%
  2002 ........................................        0.25%    228,358    6.530337       1,491,255        0.55%    -22.33%
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
  2004 ........................................        0.25%    192,090   10.232719       1,965,603        0.83%      9.19%
  2003 ........................................        0.25%    264,755    9.371848       2,481,244        0.90%     26.40%
  2002 ........................................        0.25%      1,058    7.414306           7,844        0.75%    -19.00%
PIMCO VIT - All Asset Portfolio - Administrative Shares
  2004 ........................................        0.25%     10,938   11.208609         122,600        6.86%     12.09% 05/03/04
PIMCO VIT - Low Duration Portfolio - Administrative Shares
  2004 ........................................        0.25%    554,690   10.565271       5,860,450        1.29%      1.58%
  2003 ........................................        0.25%  1,496,037   10.400435      15,559,436        1.22%      2.09%
PIMCO VIT - Real Return Portfolio - Administrative Shares
  2004 ........................................        0.25%    309,916   12.223233       3,788,175        1.03%      8.62%
  2003 ........................................        0.25%     73,396   11.253423         825,956        2.35%      8.58%
PIMCO VIT - Total Return Portfolio - Administrative Shares
  2004 ........................................        0.25%  1,511,060   11.325918      17,114,142        1.92%      4.62%
  2003 ........................................        0.25%  1,182,357   10.825824      12,799,989        2.71%      4.78%
  2002 ........................................        0.25%        165   10.331952           1,705        0.98%      3.32% 08/30/02
Pioneer High Yield VCT Portfolio - Class I Shares
  2004 ........................................        0.25%     53,634   14.794578         793,492        5.59%      7.79%
  2003 ........................................        0.25%    379,007   13.725038       5,201,885        5.84%     32.45%
  2002 ........................................        0.25%        162   10.362072           1,679        1.76%      3.62% 09/30/02
Royce Capital Fund - Royce Micro-Cap Portfolio
  2004 ........................................        0.25%    271,392   17.082044       4,635,930        0.00%     13.56%
  2003 ........................................        0.25%     85,061   15.042113       1,279,497        0.00%     48.79%
Strong Opportunity Fund II, Inc.
  2004 ........................................        0.25%    469,872   11.142802       5,235,691        0.00%     17.93%
  2003 ........................................        0.25%    169,629    9.449055       1,602,834        0.08%     36.66%
  2002 ........................................        0.25%    182,111    6.914071       1,259,128        0.50%    -27.00%
T. Rowe Price Equity Income Portfolio II
  2004 ........................................        0.25%    366,698   14.448971       5,298,409        1.46%     14.33%
  2003 ........................................        0.25%    167,637   12.637920       2,118,583        1.80%     24.86%
T. Rowe Price Mid Cap Growth Fund II
  2004 ........................................        0.25%    179,746   16.624542       2,988,195        0.00%     17.76%
  2003 ........................................        0.25%    279,141   14.117448       3,940,759        0.00%     37.75%
T. Rowe Price New America Growth Portfolio
  2004 ........................................        0.25%        560   10.805340           6,051        0.00%      8.05% 05/03/04

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004 ......................................        0.25%    212,994  $17.865954  $    3,805,341        0.53%     25.58%
    2003 ......................................        0.25%     38,302   14.227140         544,928        0.11%     53.80%
    2002 ......................................        0.25%        399    9.250254           3,691        0.21%     -3.14%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004 ......................................        0.25%     31,156   17.346378         540,444        0.31%     23.92%
    2003 ......................................        0.25%     12,374   14.026509         173,564        0.41%     44.72%
    2002 ......................................        0.25%        497    9.692423           4,817        0.75%     -3.08%
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004 ......................................        0.25%     37,344   17.306300         646,286        7.52%      9.79%
    2003 ......................................        0.25%     68,138   15.763497       1,074,093        0.00%     27.55%
    2002 ......................................        0.25%         83   12.359143           1,026        8.74%      8.95%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004 ......................................        0.25%    137,920    7.204463         993,640        0.00%     21.29%
    2003 ......................................        0.25%     74,914    5.939719         444,968        0.00%     41.41%
    2002 ......................................        0.25%        354    4.200344           1,487        0.00%    -31.33%
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004 ......................................        0.25%    352,704   21.445777       7,564,011        1.61%     36.05%
    2003 ......................................        0.25%    151,526   15.762653       2,388,452        0.00%     37.17%
    2002 ......................................        0.25%        770   11.491482           8,848        4.01%     -1.03%
The BEST of AMERICA/(R)/ Corporate Variable Universal Life Series/(SM)/ Reduced Fee Tier (0.40%)
  AIM VIF - Basic Value Fund - Series I Shares
    2004 ......................................        0.40%     73,606   14.486704       1,066,308        0.00%     10.63%
    2003 ......................................        0.40%     82,900   13.095200       1,085,592        0.06%     33.09%
    2002 ......................................        0.40%     39,881    9.839124         392,394        0.00%     -1.61% 09/03/02
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2003 ......................................        0.40%     13,547   13.224712         179,155        0.00%     34.82%
    2002 ......................................        0.40%         24    9.809368             235        0.00%     -1.91% 09/03/02
  AIM VIF - Capital Development Fund - Series I Shares
    2004 ......................................        0.40%     59,864   15.213529         910,743        0.00%     15.04%
  AIM VIF - International Growth Fund - Series I Shares
    2004                                               0.40%    152,296   11.907437       1,813,455        1.36%     19.07% 05/03/04
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004 ......................................        0.40%    309,918   14.667608       4,545,756        0.92%     11.02%
    2003 ......................................        0.40%    246,983   13.212012       3,263,142        0.51%     31.97%
    2002 ......................................        0.40%      5,432   10.011053          54,380        0.00%      0.11% 09/03/02
  American Century VP - Income & Growth Fund - Class I
    2004 ......................................        0.40%    177,026   12.115153       2,144,697        1.37%     12.54%
    2003 ......................................        0.40%    350,297   10.765053       3,770,966        1.28%     28.84%
    2002 ......................................        0.40%  2,529,796    8.355578      21,137,908        1.00%    -19.69%
    2001 ......................................        0.40%  1,861,201   10.404509      19,364,883        0.85%     -8.72%
    2000 ......................................        0.40%    763,555   11.398555       8,703,424        0.48%    -10.97%
  American Century VP - International Fund - Class I
    2004 ......................................        0.40%  1,074,540   10.500552      11,283,263        0.56%     14.47%
    2003 ......................................        0.40%  2,984,336    9.173579      27,377,042        0.73%     24.01%
    2002 ......................................        0.40%  2,893,353    7.397247      21,402,847        0.78%    -20.69%
    2001 ......................................        0.40%  1,918,932    9.326990      17,897,860        0.08%    -29.46%
    2000 ......................................        0.40%  1,191,245   13.221985      15,750,624        0.10%    -17.16%
  American Century VP - Fund - Ultra/(R)/ Class I
    2004 ......................................        0.40%    102,910   10.993709       1,131,363        0.00%     10.23%
    2003 ......................................        0.40%     79,186    9.973091         789,729        0.00%     24.40%
    2002 ......................................        0.40%      4,655    8.016962          37,319        0.66%    -19.83% 05/01/02
  American Century VP - Value Fund - Class I
    2004 ......................................        0.40%    572,678   15.582659       8,923,846        0.97%     13.88%
    2003 ......................................        0.40%    835,035   13.683795      11,426,448        1.04%     28.44%
    2002 ......................................        0.40%    872,044   10.653510       9,290,329        0.75%    -12.97%
    2001 ......................................        0.40%    428,754   12.241061       5,248,404        0.60%     12.37%
    2000 ......................................        0.40%    111,911   10.893612       1,219,115        0.62%     17.67%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
  2004 ........................................        0.40%    171,058  $15.709055$      2,687,160        0.00%     25.14%
  2003 ........................................        0.40%    107,132   12.553439       1,344,875        0.00%     29.49%
  2002 ........................................        0.40%      7,134    9.694252          69,159        0.00%     -3.06% 09/03/02
Calvert VS - Social Equity Portfolio
  2004 ........................................        0.40%      6,064   13.352495          80,970        0.08%      6.73%
  2003 ........................................        0.40%      1,076   12.510533          13,461        0.01%     21.69%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2002 ........................................        0.40%     27,170    5.555805         150,951        0.00%    -34.42%
  2001 ........................................        0.40%     25,001    8.471776         211,803        0.00%    -28.92%
  2000 ........................................        0.40%    106,896   11.411760       1,219,871        0.00%    -19.26%
Credit Suisse Trust - International Focus Portfolio
  2002 ........................................        0.40%     32,357    6.196425         200,498        0.00%    -20.22%
  2001 ........................................        0.40%     39,874    7.767318         309,714        0.00%    -22.59%
  2000 ........................................        0.40%     48,933   10.033586         490,973        0.55%    -26.19%
Credit Suisse Trust - Large Cap Value Portfolio
  2003 ........................................        0.40%     17,547   10.955988         192,245        0.76%     24.66%
  2002 ........................................        0.40%     45,124    8.788383         396,567        0.76%    -23.40%
  2001 ........................................        0.40%    140,668   11.473418       1,613,943        0.00%      0.54%
  2000 ........................................        0.40%     10,994   11.918959         131,037        2.02%      8.48%
Dreyfus IP - European Equity Portfolio
  2001 ........................................        0.40%     30,039    9.025727         271,124        0.79%    -28.42%
  2000 ........................................        0.40%      8,448   12.608842         106,519        0.38%     -2.39%
Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
  2004 ........................................        0.40%     25,166   14.909204         375,205        0.43%     14.02%
  2003 ........................................        0.40%     58,097   13.076217         759,689        1.02%     31.20%
  2002 ........................................        0.40%      2,842    9.966854          28,326        0.60%     -0.33% 09/03/02
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 ........................................        0.40%    164,998   12.752292       2,104,103        0.57%     21.40%
  2003 ........................................        0.40%     61,690   10.504526         648,024        0.27%     37.23%
  2002 ........................................        0.40%      5,221    7.654697          39,965        0.29%    -23.45% 05/01/02
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 ........................................        0.40%     21,434    9.270823         198,711        0.40%      5.79%
  2003 ........................................        0.40%    114,903    8.763701       1,006,976        0.11%     25.50%
  2002 ........................................        0.40%    368,609    6.983004       2,573,998        0.22%    -29.23%
  2001 ........................................        0.40%    556,416    9.867078       5,490,200        0.08%    -22.89%
  2000 ........................................        0.40%    136,511   12.795380       1,746,710        1.06%    -11.39%
Dreyfus Stock Index Fund, Inc. - Initial Shares
  2004 ........................................        0.40%  6,072,526   11.408542      69,278,668        1.82%     10.20%
  2003 ........................................        0.40%  9,284,780   10.352696      96,122,505        1.54%     27.85%
  2002 ........................................        0.40% 14,027,919    8.097446     113,590,317        1.45%    -22.67%
  2001 ........................................        0.40% 10,538,036   10.471621     110,350,319        1.14%    -12.53%
  2000 ........................................        0.40%  7,299,831   11.972080      87,394,161        1.01%     -9.64%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 ........................................        0.40%    504,718   11.458946       5,783,536        1.67%      4.63%
  2003 ........................................        0.40%    830,526   10.952239       9,096,119        1.18%     20.69%
  2002 ........................................        0.40%  1,866,807    9.074997      16,941,268        1.22%    -17.05%
  2001 ........................................        0.40%  1,760,221   10.939900      19,256,642        0.90%     -9.67%
  2000 ........................................        0.40%  1,368,457   12.111451      16,574,000        0.82%     -1.05%
Dreyfus VIF - International Value Portfolio - Initial Shares
  2004 ........................................        0.40%    507,212   15.305834       7,763,303        1.23%     19.54%
  2003 ........................................        0.40%    146,661   12.803571       1,877,785        2.67%     35.81%
  2002 ........................................        0.40%      7,620    9.427437          71,837        0.37%     -5.73% 09/03/02
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ........................................        0.40%  1,333,708   13.642560      18,195,191        3.92%      3.21%
  2003 ........................................        0.40%  2,418,929   13.218733      31,975,177        3.30%      4.23%
  2002 ........................................        0.40%  2,571,167   12.682507      32,608,843        3.20%      8.87%
  2001 ........................................        0.40%  1,654,009   11.649181      19,267,850        2.92%      7.58%
  2000 ........................................        0.40%    607,272   10.828312       6,575,731        0.89%     10.01%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
  2004 ........................................        0.40%  1,784,684  $12.717880  $   22,697,397        1.39%     10.94%
  2003 ........................................        0.40%  2,509,045   11.463982      28,763,647        1.66%     29.70%
  2002 ........................................        0.40%  2,559,502    8.838834      22,623,013        1.50%    -17.33%
  2001 ........................................        0.40%  1,857,873   10.691577      19,863,592        1.13%     -5.47%
  2000 ........................................        0.40%    351,542   11.310203       3,976,011        1.23%      7.87%
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
  2004 ........................................        0.40%  1,600,358   11.308717      18,097,996        0.16%      2.85%
  2003 ........................................        0.40%  2,979,457   10.995198      32,759,720        0.18%     32.25%
  2002 ........................................        0.40%  3,005,019    8.313850      24,983,277        0.14%    -30.48%
  2001 ........................................        0.40%  2,428,287   11.958538      29,038,762        0.00%    -18.06%
  2000 ........................................        0.40%  2,131,137   14.593603      31,100,967        0.07%    -11.42%
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
  2004 ........................................        0.40%    217,058    9.328110       2,024,741        8.03%      9.03%
  2003 ........................................        0.40%    504,057    8.555502       4,312,461        6.36%     26.46%
  2002 ........................................        0.40%    774,551    6.765203       5,239,995        9.18%      3.20%
  2001 ........................................        0.40%    638,130    6.555148       4,183,037       13.22%    -12.25%
  2000 ........................................        0.40%    441,041    7.470194       3,294,662        6.11%     -22.92%
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
  2004 ........................................        0.40%    912,684   10.896942       9,945,465        0.98%      13.03%
  2003 ........................................        0.40%    746,827    9.640353       7,199,676        0.63%      42.63%
  2002 ........................................        0.40%  1,627,578    6.758846      11,000,549        0.64%     -20.66%
  2001 ........................................        0.40%  1,216,927    8.518959      10,366,951        5.46%     -21.59%
  2000 ........................................        0.40%  1,216,616   10.864367      13,217,763        1.16%     -19.47%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
  2004 ........................................        0.40%  1,506,264   15.064815      22,691,589        0.24%     14.88%
  2003 ........................................        0.40%  1,901,875   13.113640      24,940,504        0.30%     27.84%
  2002 ........................................        0.40%  1,492,216   10.257824      15,306,889        0.69%     -9.79%
  2001 ........................................        0.40%  1,079,652   11.370566      12,276,254        0.61%    -12.71%
  2000 ........................................        0.40%    671,658   13.026647       8,749,452        0.26%     -7.09%
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
  2004 ........................................        0.40%     20,800    8.787333         182,777        0.48%      6.63%
  2003 ........................................        0.40%    259,028    8.240791       2,134,596        0.59%     29.14%
  2002 ........................................        0.40%    402,649    6.381088       2,569,339        0.93%    -22.23%
  2001 ........................................        0.40%    504,352    8.204875       4,138,145        0.23%    -14.78%
  2000 ........................................        0.40%    397,095    9.628054       3,823,252        1.03%    -17.51%
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 ........................................        0.40%     64,044   13.363171         855,831        0.00%     13.53%
  2003 ........................................        0.40%     59,064   11.770364         695,205        0.00%     57.16%
  2002 ........................................        0.40%        953    7.489405           7,137        0.00%    -25.11% 05/01/02
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
  2004 ........................................        0.40%    397,492   14.728417        5,854,428       1.11%     18.06%
  2003 ........................................        0.40%    300,494   12.475864        3,748,922       1.96%     31.68%
  2002 ........................................        0.40%     14,717    9.474024          139,429       0.00%     -5.26% 09/03/02
Gartmore GVIT Comstock Value Fund - Class I
  2004 ........................................        0.40%     28,772   11.110531         319,672        1.39%     17.03%
  2003 ........................................        0.40%     50,453    9.493770         478,989        1.34%     30.91%
  2002 ........................................        0.40%    254,670    7.252185       1,846,914        1.34%    -25.44%
  2001 ........................................        0.40%    115,152    9.726929       1,120,075        1.63%    -12.51%
  2000 ........................................        0.40%     29,855   11.117142         331,902        1.02%    -10.98%
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ........................................        0.40%  1,048,696   17.400194      18,247,514        0.56%     15.27%
  2003 ........................................        0.40%  1,017,996   15.095175      15,366,828        0.50%     34.11%
  2002 ........................................        0.40%    922,042   11.255500      10,378,044        0.45%    -15.64%
  2001 ........................................        0.40%    321,337   13.342471       4,287,430        0.55%     -1.70%
  2000 ........................................        0.40%     38,007   13.573326         515,881        0.66%     14.75%
Gartmore GVIT Emerging Markets Fund - Class I
  2004 ........................................        0.40%    182,748   13.738334       2,510,653        1.04%     20.26%
  2003 ........................................        0.40%    183,203   11.423706       2,092,857        0.61%     64.60%
  2002 ........................................        0.40%     10,388    6.940105          72,094        0.23%    -15.57%
  2001 ........................................        0.40%      2,423    8.219735          19,916        0.24%     -5.56%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 ........................................        0.40%    329,516  $13.448117  $    4,431,370        7.58%      9.66%
  2003 ........................................        0.40%    767,382   12.263819       9,411,034        7.99%     21.78%
  2002 ........................................        0.40%    555,227   10.070195       5,591,244       10.09%      2.81%
  2001 ........................................        0.40%    410,468    9.794650       4,020,390       11.31%      3.80%
  2000 ........................................        0.40%    224,564    9.436226       2,119,037        9.51%     -8.64%
Gartmore GVIT Global Financial Services Fund - Class I
  2004 ........................................        0.40%     59,974   14.670465         879,846        1.37%     20.51%
  2003 ........................................        0.40%     44,687   12.173639         544,003        1.08%     40.89%
Gartmore GVIT Global Health Sciences Fund - Class I
  2004 ........................................        0.40%     57,244   12.165918         696,426        0.00%      7.43%
  2003 ........................................        0.40%     52,928   11.324625         599,390        0.00%     36.15%
  2002 ........................................        0.40%        292    8.317804           2,429        0.00%    -16.82% 05/01/02
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 ........................................        0.40%    481,400    3.139672       1,511,438        0.00%      3.90%
  2003 ........................................        0.40%    573,189    3.021924       1,732,134        0.00%     54.61%
  2002 ........................................        0.40%     46,574    1.954523          91,030        0.67%    -43.01%
  2001 ........................................        0.40%     29,402    3.429593         100,837        0.00%    -42.95%
Gartmore GVIT Global Utilities Fund - Class I
  2004 ........................................        0.40%     15,120   13.851870         209,440        1.64%     29.45%
  2003 ........................................        0.40%     13,251   10.700667         141,795        1.02%     23.56%
  2002 ........................................        0.40%      2,326    8.660608          20,145        0.61%    -13.39% 05/01/02
Gartmore GVIT Government Bond Fund - Class I
  2004 ........................................        0.40%  2,350,974   14.345081      33,724,912        5.38%      2.85%
  2003 ........................................        0.40%  5,633,215   13.947593      78,569,790        3.25%      1.59%
  2002 ........................................        0.40%  9,515,935   13.728864     130,642,977        4.66%     10.54%
  2001 ........................................        0.40%  6,811,337   12.419760      84,595,171        5.61%      6.82%
  2000 ........................................        0.40%  3,170,399   11.626380      36,860,264        6.29%     12.09%
Gartmore GVIT Growth Fund - Class I
  2004 ........................................        0.40%     16,686    6.155504         102,711        0.34%      7.72%
  2003 ........................................        0.40%     76,097    5.714099         434,826        0.02%     32.21%
  2002 ........................................        0.40%    174,753    4.322008         755,284        0.00%    -29.01%
  2001 ........................................        0.40%    192,191    6.087822       1,170,025        0.00%    -28.42%
  2000 ........................................        0.40%    178,360    8.505270       1,517,000        0.19%    -26.82%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ........................................        0.40%     63,674   12.381734         788,395        1.85%     13.57%
  2003 ........................................        0.40%     19,629   10.902206         213,999        1.57%     31.34%
  2002 ........................................        0.40%      4,346    8.300685          36,075        0.86%    -16.99% 01/25/02
Gartmore GVIT ID Conservative Fund - Class II
  2004 ........................................        0.40%     95,536   11.217265       1,071,653        2.49%      4.23%
  2003 ........................................        0.40%     12,703   10.761565         136,704        2.59%      7.48%
  2002 ........................................        0.40%      6,694   10.013037          67,027        2.18%      0.13% 01/25/02
Gartmore GVIT ID Moderate Fund - Class II
  2004 ........................................        0.40%    264,480   11.879208       3,141,813        2.21%      9.10%
  2003 ........................................        0.40%     37,624   10.888513         409,669        2.05%     19.57%
  2002 ........................................        0.40%      9,222    9.106228          83,978        1.66%     -8.94% 01/25/02
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ........................................        0.40%    142,944   12.189084       1,742,356        2.01%     11.65%
  2003 ........................................        0.40%     56,878   10.917690         620,976        1.61%     26.14%
  2002 ........................................        0.40%     14,555    8.655338         125,978        1.05%    -13.45% 01/25/02
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ........................................        0.40%    210,474   11.611205       2,443,857        2.38%      6.73%
  2003 ........................................        0.40%     13,568   10.878938         147,605        2.33%     13.24%
  2002 ........................................        0.40%      4,849    9.606563          46,582        1.99%     -3.93% 01/25/02
Gartmore GVIT International Growth Fund - Class I
  2004 ........................................        0.40%     25,428    7.626680         193,931        0.85%     13.74%
  2003 ........................................        0.40%     52,743    6.705480         353,667        0.00%     35.08%
  2002 ........................................        0.40%     40,096    4.964024         199,038        0.00%    -24.41%
  2001 ........................................        0.40%     10,028    6.566849          65,852        0.26%    -28.94%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
  2004 ........................................        0.40%    241,606  $10.658428  $    2,575,140        1.94%      8.06%
  2003 ........................................        0.40%    533,567    9.863609       5,262,896        1.76%     17.94%
  2002 ........................................        0.40%    943,228    8.363123       7,888,332        2.28%    -12.66%
  2001 ........................................        0.40%    351,646    9.575644       3,367,237        2.54%     -4.06%
  2000 ........................................        0.40%    117,858    9.980967       1,176,337        3.36%     -0.75%
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 ........................................        0.40%    114,718   11.394076       1,307,106        0.00%     14.88%
  2003 ........................................        0.40%    335,334    9.918443       3,325,991        0.00%     39.58%
  2002 ........................................        0.40%  1,062,592    7.106122       7,550,908        0.00%    -37.27%
  2001 ........................................        0.40%    916,433   11.327538      10,380,930        0.00%    -30.59%
  2000 ........................................        0.40%    647,094   16.319202      10,560,058        0.00%    -15.72%
Gartmore GVIT Money Market Fund - Class I
  2004 ........................................        0.40%    165,086   11.913109       1,966,688        0.80%      0.41%
  2003 ........................................        0.40%    541,898   11.864684       6,429,449        0.63%      0.22%
  2002 ........................................        0.40%  4,829,326   11.838269      57,170,860        1.51%      0.81%
  2001 ........................................        0.40% 16,843,508   11.743544     197,802,477        3.18%      3.19%
  2000 ........................................        0.40%  5,646,634   11.380873      64,263,624        5.56%      5.60%
Gartmore GVIT Money Market Fund: Class V
  2004 ........................................        0.40%  7,815,054   10.093995      78,885,116        0.91%      0.49%
  2003 ........................................        0.40% 11,999,723   10.045042     120,537,722        0.70%      0.30%
  2002 ........................................        0.40% 15,116,078   10.014669     151,382,518        0.28%      0.15% 10/21/02
Gartmore GVIT Nationwide/(R)/ Fund: Class I
  2004 ........................................        0.40%    119,314   10.573030       1,261,511        1.30%      9.31%
  2003 ........................................        0.40%    331,958    9.672247       3,210,780        0.59%     27.00%
  2002 ........................................        0.40%    368,763    7.615719       2,808,395        0.95%    -17.68%
  2001 ........................................        0.40%    358,546    9.251754       3,317,179        0.88%    -12.17%
  2000 ........................................        0.40%    212,989   10.534111       2,243,650        0.68%     -2.51%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
  2004 ........................................        0.40%        996   12.456136          12,406        0.48%     18.32%
  2003 ........................................        0.40%      2,091   10.527571          22,013        0.15%     24.88%
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
  2003 ........................................        0.40%     19,292    9.311693         179,641        0.04%     38.25%
  2002 ........................................        0.40%     30,787    6.735208         207,357        0.03%    -25.66%
  2001 ........................................        0.40%     37,680    9.059635         341,367        0.53%     -3.64%
  2000 ........................................        0.40%      2,481    9.402302          23,327        1.11%      7.18%
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 ........................................        0.40%    302,750   15.218321       4,607,347        0.00%     12.96%
  2003 ........................................        0.40%    315,046   13.471955       4,244,286        0.00%     33.73%
  2002 ........................................        0.40%    312,346   10.074004       3,146,575        0.00%    -33.55%
  2001 ........................................        0.40%    162,269   15.161271       2,460,204        0.00%    -11.20%
  2000 ........................................        0.40%     59,757   17.072794       1,020,219        0.00%    -16.50%
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ........................................        0.40%  1,039,852   20.471824      21,287,667        0.00%     16.83%
  2003 ........................................        0.40%  1,315,269   17.522719      23,047,089        0.00%     56.23%
  2002 ........................................        0.40%  1,401,972   11.216089      15,724,643        0.01%    -27.45%
  2001 ........................................        0.40%    594,303   15.460620       9,188,293        0.04%     27.76%
  2000 ........................................        0.40%    152,675   12.101060       1,847,529        0.00%     10.76%
Gartmore GVIT Small Company Fund - Class I
  2004 ........................................        0.40%  1,815,822   17.951460      32,596,656        0.00%     18.55%
  2003 ........................................        0.40%  2,515,752   15.142892      38,095,761        0.00%     40.45%
  2002 ........................................        0.40%  2,331,936   10.781666      25,142,155        0.00%    -17.66%
  2001 ........................................        0.40%  1,522,194   13.093906      19,931,465        0.13%     -7.08%
  2000 ........................................        0.40%    493,035   14.091380       6,947,544        0.02%      8.47%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 ........................................        0.40%     48,390    3.293722         159,383        0.00%     50.36%
  2002 ........................................        0.40%      6,098    2.190553          13,358        0.00%    -43.09%
  2001 ........................................        0.40%      2,944    3.848878          11,331        0.00%    -39.27%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT U.S. Growth Leaders Fund - Class I
  2004 ........................................        0.40%      3,866  $13.918876  $       53,810        0.00%     11.96%
  2003 ........................................        0.40%     28,684   12.431976         356,599        0.00%     51.53%
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 ........................................        0.40%    307,698   13.963330       4,296,489        4.55%      6.11%
  2003 ........................................        0.40%    469,752   13.159481       6,181,693        5.42%     11.67%
  2002 ........................................        0.40%    775,887   11.784392       9,143,357        4.49%      6.78%
  2001 ........................................        0.40%  1,739,536   11.036224      19,197,909        6.01%      3.77%
  2000 ........................................        0.40%  1,055,243   10.635225      11,222,747        6.99%      5.23%
Gartmore GVIT Worldwide Leaders Fund - Class I
  2004 ........................................        0.40%      1,704   10.407118          17,734        0.00%     15.20%
  2003 ........................................        0.40%     30,673    9.033664         277,090        0.00%     35.52%
  2002 ........................................        0.40%     82,915    6.666122         552,722        2.00%    -25.69%
  2001 ........................................        0.40%  1,549,764    8.970354      13,901,932        1.84%    -19.14%
  2000 ........................................        0.40%    942,496   11.093053      10,455,158        0.94%    -12.67%
Goldman Sachs VIT - Mid Cap Value Fund
  2004 ........................................        0.40%  1,046,542   15.836525      16,573,589        0.74%     25.38%
  2003 ........................................        0.40%    599,528   12.630569       7,572,380        1.72%     27.88%
  2002 ........................................        0.40%      7,368    9.877029          72,774        0.27%     -1.23% 09/03/02
Janus AS - Balanced Portfolio - Service Shares
  2004 ........................................        0.40%    285,628   12.258707       3,501,430        2.45%      7.86%
  2003 ........................................        0.40%    360,530   11.365300       4,097,532        2.34%     13.27%
  2002 ........................................        0.40%        977   10.033996           9,803        2.14%      0.34% 09/03/02
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 ........................................        0.40%    878,196    7.527514       6,610,633        0.02%     17.50%
  2003 ........................................        0.40%  1,755,706    6.406568      11,248,050        0.25%     19.75%
  2002 ........................................        0.40%  1,902,427    5.349794      10,177,593        0.32%    -16.26%
  2001 ........................................        0.40%  1,517,392    6.388873       9,694,425        1.01%    -22.14%
  2000 ........................................        0.40%    535,891    8.205940       4,397,489        1.22%    -17.94% 01/27/00
Janus AS - Global Technology Portfolio - Service Shares
  2004 ........................................        0.40%    183,526    3.520024         646,016        0.00%      0.16%
  2003 ........................................        0.40%    524,317    3.514240       1,842,576        0.00%     45.89%
  2002 ........................................        0.40%    783,206    2.408830       1,886,610        0.00%    -41.17%
  2001 ........................................        0.40%    677,164    4.094407       2,772,585        0.63%    -37.57%
  2000 ........................................        0.40%    343,351    6.558143       2,251,745        1.20%    -34.42% 01/27/00
Janus AS - International Growth Portfolio - Service Shares
  2004 ........................................        0.40%  1,087,636    7.363272       8,008,560        0.85%     18.21%
  2003 ........................................        0.40%  2,277,464    6.228826      14,185,927        1.02%     34.00%
  2002 ........................................        0.40%  3,375,569    4.648509      15,691,363        0.70%    -26.05%
  2001 ........................................        0.40%  2,212,967    6.286392      13,911,578        0.81%    -23.74%
  2000 ........................................        0.40%    383,403    8.243024       3,160,400        5.19%    -17.57% 01/27/00
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2004 ........................................        0.40%     44,406   13.960609         619,935        0.00%     11.43%
  2003 ........................................        0.40%     35,320   12.528578         442,509        0.00%     24.56%
  2002 ........................................        0.40%      3,552   10.057930          35,726        0.00%      0.58% 09/03/02
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2004 ........................................        0.40%    290,396   11.715274       3,402,069        0.12%     15.35%
  2003 ........................................        0.40%    406,038   10.156098       4,123,762        0.89%     31.24%
  2002 ........................................        0.40%  1,042,854    7.738827       8,070,467        0.75%    -26.74%
  2001 ........................................        0.40%    270,845   10.563782       2,861,148        0.29%     -1.90%
  2000 ........................................        0.40%     86,066   10.768698         926,819        0.40%      0.73%
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
  2004 ........................................        0.40%    322,438   12.456893       4,016,576        0.00%     15.84%
  2003 ........................................        0.40%    895,379   10.753194       9,628,184        0.00%     27.56%
  2002 ........................................        0.40%  1,801,971    8.429938      15,190,504        0.00%    -29.62%
  2001 ........................................        0.40%  1,272,440   11.978031      15,241,326        0.00%    -24.95%
  2000 ........................................        0.40%    827,220   15.959556      13,202,064        0.00%     -7.83%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Neuberger Berman AMT - Partners Portfolio
  2004 ........................................        0.40%    244,546  $11.676716  $    2,855,494        0.01%     18.50%
  2003 ........................................        0.40%    271,980    9.853739       2,680,020        0.00%     34.55%
  2002 ........................................        0.40%    341,601    7.323519       2,501,721        0.54%    -24.45%
  2001 ........................................        0.40%    322,706    9.693032       3,128,000        0.33%     -3.22%
  2000 ........................................        0.40%    241,651   10.015242       2,420,193        0.65%      0.03%
One Group/(R)/ IT Mid Cap Growth Portfolio
  2004 ........................................        0.40%     99,214   14.304998       1,419,256        0.00%     12.17%
  2003 ........................................        0.40%    208,667   12.752960       2,661,122        0.00%     26.64%
  2002 ........................................        0.40%     19,940   10.070202         200,800        0.00%      0.70% 09/18/02
One Group/(R)/ IT Mid Cap Value Portfolio
  2004 ........................................        0.40%     35,252   15.079159         531,571        0.58%     14.94%
  2003 ........................................        0.40%     30,988   13.119525         406,548        0.57%     32.22%
  2002 ........................................        0.40%     39,000    9.922131         386,963        0.00%     -0.78% 09/18/02
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 ........................................        0.40%    916,804   11.505640      10,548,417        0.00%     19.30%
  2003 ........................................        0.40%  1,747,033    9.644393      16,849,073        0.00%     25.09%
  2002 ........................................        0.40%  2,442,509    7.709999      18,831,742        0.63%    -28.08%
  2001 ........................................        0.40%  2,155,828   10.720152      23,110,804        0.86%    -31.54%
  2000 ........................................        0.40%  1,068,591   15.659821      16,733,944        0.00%    -11.59%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 ........................................        0.40%  4,419,620   13.168552      58,199,996        0.31%      6.51%
  2003 ........................................        0.40%  4,490,131   12.363752      55,514,866        0.38%     30.42%
  2002 ........................................        0.40%  3,582,220    9.479881      33,959,019        0.57%    -27.15%
  2001 ........................................        0.40%  2,694,063   13.013036      35,057,939        0.59%    -12.93%
  2000 ........................................        0.40%    911,021   14.945030      13,615,236        0.09%     -0.63%
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ........................................        0.40%  1,770,284   10.996730      19,467,335        1.15%     18.69%
  2003 ........................................        0.40%  1,588,406    9.265284      14,717,033        0.73%     42.45%
  2002 ........................................        0.40%  1,442,545    6.504237       9,382,655        0.55%    -22.45%
  2001 ........................................        0.40%    813,325    8.386697       6,821,110        0.39%    -12.39%
  2000 ........................................        0.40%     43,440    9.572769         415,841        0.00%     -4.27% 05/01/00
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
  2004 ........................................        0.40%    606,518    9.804476       5,946,591        0.83%      9.02%
  2003 ........................................        0.40%    805,623    8.993106       7,245,053        0.90%     26.21%
  2002 ........................................        0.40%    704,851    7.125335       5,022,300        0.75%    -19.12%
  2001 ........................................        0.40%    544,668    8.809927       4,798,485        0.50%    -10.52%
  2000 ........................................        0.40%    327,513    9.845729       3,224,604        0.28%     -9.14%
PIMCO VIT - All Asset Portfolio - Administrative Shares
  2004 ........................................        0.40%     13,676   11.197507         153,137        6.86%     11.98% 05/03/04
PIMCO VIT - Low Duration Portfolio - Administrative Shares
  2004 ........................................        0.40%  1,548,394   10.528355      16,302,042        1.29%      1.43%
  2003 ........................................        0.40%    427,929   10.379703       4,441,776        1.22%      1.94%
  2002 ........................................        0.40%     45,027   10.182621         458,493        0.26%      1.83% 09/03/02
PIMCO VIT - Real Return Portfolio - Administrative Shares
  2004 ........................................        0.40%    907,634   12.180321      11,055,273        1.03%      8.45%
  2003 ........................................        0.40%    604,652   11.230805       6,790,729        2.35%      8.42%
  2002 ........................................        0.40%     48,671   10.358691         504,168        0.39%      3.59% 08/30/02
PIMCO VIT - Total Return Portfolio - Administrative Shares
  2004 ........................................        0.40%  3,142,992   11.286156      35,472,298        1.92%      4.46%
  2003 ........................................        0.40%  2,117,582   10.804064      22,878,491        2.71%      4.62%
  2002 ........................................        0.40%    185,190   10.326715       1,912,404        0.98%      3.27% 08/30/02
Pioneer High Yield VCT Portfolio - Class I Shares
  2004 ........................................        0.40%    473,190   14.742883       6,976,185        5.59%      7.63%
  2003 ........................................        0.40%    105,483   13.697677       1,444,872        5.84%     32.26%
  2002 ........................................        0.40%        211   10.356990           2,185        1.76%      3.57% 09/03/02
Royce Capital Fund - Royce Micro-Cap Portfolio
  2004 ........................................        0.40%  1,033,530   17.022607      17,593,375        0.00%     13.39%
  2003 ........................................        0.40%    548,859   15.012271       8,239,620        0.00%     48.57%
  2002 ........................................        0.40%     43,606   10.104573         440,620        0.00%      1.05% 09/03/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Strong Opportunity Fund II, Inc.
    2004 ......................................        0.40%    898,190  $11.065086  $    9,938,550        0.00%     17.75%
    2003 ......................................        0.40%  1,423,338    9.397220      13,375,420        0.08%     36.46%
    2002 ......................................        0.40%  1,740,569    6.886442      11,986,327        0.50%    -27.11%
    2001 ......................................        0.40%  1,042,724    9.447854       9,851,504        0.65%     -4.09%
    2000 ......................................        0.40%     72,473    9.828296         712,286        0.00%     -1.49% 05/01/00
  T. Rowe Price Equity Income Portfolio II
    2004 ......................................        0.40%  1,661,986   14.398668      23,930,385        1.46%     14.16%
    2003 ......................................        0.40%  1,166,336   12.612824      14,710,791        1.80%     24.67%
    2002 ......................................        0.40%     16,487   10.116880         166,797        0.77%      1.17% 09/03/02
  T. Rowe Price Mid Cap Growth Fund II
    2004 ......................................        0.40%    754,450   16.566668      12,498,723        0.00%     17.58%
    2003 ......................................        0.40%    513,748   14.089414       7,238,408        0.00%     37.54%
    2002 ......................................        0.40%     11,398   10.243767         116,758        0.00%      2.44% 09/03/02
  T .Rowe Price New America Growth Portfolio
    2004 ......................................        0.40%     19,964   10.794628         215,504        0.00%      7.95% 05/03/04
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004 ......................................        0.40%     53,740   13.301843         714,841        0.53%     25.39%
    2003 ......................................        0.40%     69,877   10.608507         741,291        0.11%     53.57%
    2002 ......................................        0.40%    170,526    6.907806       1,177,961        0.21%     -3.29%
    2001 ......................................        0.40%     93,450    7.142729         667,488        0.00%     -2.20%
    2000 ......................................        0.40%     41,537    7.303734         303,375        0.00%    -42.10%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004 ......................................        0.40%    153,946   14.093195       2,169,591        0.31%     23.73%
    2003 ......................................        0.40%    111,979   11.413041       1,278,021        0.41%     44.50%
    2002 ......................................        0.40%     38,434    7.898317         303,564        0.75%     -3.22%
    2001 ......................................        0.40%     13,391    8.161281         109,288        1.04%    -10.80%
    2000 ......................................        0.40%      3,041    9.149843          27,825        0.70%     10.96%
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004 ......................................        0.40%    122,976   16.107486       1,980,834        7.52%      9.62%
    2003 ......................................        0.40%    200,179   14.693571       2,941,344        0.00%     27.35%
    2002 ......................................        0.40%    159,659   11.537562       1,842,076        8.74%      8.79%
    2001 ......................................        0.40%     80,313   10.605749         851,780       10.76%      9.66%
    2000 ......................................        0.40%     28,939    9.671636         279,887       13.84%     10.94%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004 ......................................        0.40%     30,098    7.154160         215,326        0.00%     21.11%
    2003 ......................................        0.40%    142,586    5.907110         842,271        0.00%     41.20%
    2002 ......................................        0.40%    265,456    4.183540       1,110,546        0.00%    -31.43%
    2001 ......................................        0.40%    127,633    6.101338         778,732        0.00%    -29.60%
    2000 ......................................        0.40%      8,201    8.666239          71,072        0.00%    -13.34% 05/01/00
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004 ......................................        0.40%    716,826   22.046498      15,803,503        1.61%     35.85%
    2003 ......................................        0.40%    698,195   16.228488      11,330,649        0.00%     36.96%
    2002 ......................................        0.40%    636,267   11.848822       7,539,014        4.01%     -1.18%
    2001 ......................................        0.40%    318,295   11.990690       3,816,577        5.40%      9.40%
    2000 ......................................        0.40%    111,390   10.960329       1,220,871        8.01%      4.19%
                                                                                     --------------

Contract Owners' Equity Total By Year

  2004 .........................................................................     $ 3,677,896,359
                                                                                     ===============
  2003 .........................................................................     $ 3,032,894,231
                                                                                     ===============
  2002 .........................................................................     $ 2,276,440,710
                                                                                     ===============
  2001 .........................................................................     $ 2,087,035,414
                                                                                     ===============
  2000 .........................................................................     $ 1,414,892,441
                                                                                     ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.




             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholders
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.


/s/KPMG LLP
Columbus, Ohio
March 1, 2005

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                          CONSOLIDATED STATEMENTS OF INCOME
                                    (IN MILLIONS)

                                                                                                     YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
==================================================================================================================================
REVENUES:
Policy charges                                                                     $ 1,025.2           $ 924.1            $ 973.8
Life insurance premiums                                                                270.4             279.8              259.9
Net investment income                                                                2,000.5           1,973.1            1,832.9
Net realized losses on investments, hedging instruments and hedged items               (36.4)            (85.2)             (75.5)
Other                                                                                    9.8              12.8                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total revenues                                                                       3,269.5           3,104.6            2,999.8
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                     1,277.2           1,309.2            1,244.4
Other benefits and claims                                                              347.2             361.8              326.1
Policyholder dividends on participating policies                                        36.2              41.2               45.2
Amortization of deferred policy acquisition costs                                      410.1             375.9              670.1
Interest expense on debt, primarily with Nationwide Financial
  Services, Inc. (NFS)                                                                  59.3              48.4               36.0
Other operating expenses                                                               604.5             533.7              508.5
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          2,734.5           2,670.2            2,830.3
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

      Income from continuing operations before federal income
        tax expense                                                                    535.0             434.4              169.5
Federal income tax expense                                                             120.0              96.2                8.7
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                415.0             338.2              160.8
Discontinued operations, net of tax                                                        -                 -                0.7
Cumulative effect of adoption of accounting principles, net of tax                      (3.3)             (0.6)                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net income                                                                           $ 411.7           $ 337.6            $ 161.5
==================================================================================================================================
==================================================================================================================================



See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                      NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a
              wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                                  Consolidated Balance Sheets
                            (in millions, except per share amounts)

                                                                                               DECEMBER 31,
                                                                                            ---------------------------------------
                                                                                            ---------------------------------------
                                                                                                  2004                 2003
===================================================================================================================================
===================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $26,708.7 in 2004; $25,850.2 in 2003)                        $ 27,652.0           $ 26,946.8
      Equity securities (cost $37.7 in 2004; $74.0 in 2003)                                              48.1                 85.6
   Mortgage loans on real estate, net                                                                 8,649.2              8,345.8
   Real estate, net                                                                                      83.9                 96.5
   Policy loans                                                                                         644.5                618.3
   Other long-term investments                                                                          539.6                130.6
   Short-term investments, including amounts managed by a related party                               1,645.8              1,860.8
-----------------------------------------------------------------------------------------------------------------------------------
         Total investments                                                                           39,263.1             38,084.4

Cash                                                                                                     15.5                  0.1
Accrued investment income                                                                               364.2                367.1
Deferred policy acquisition costs                                                                     3,416.6              3,219.3
Other assets                                                                                          2,099.8              1,872.3
Assets held in separate accounts                                                                     60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
            Total assets                                                                          $ 105,957.9          $ 100,627.7
===================================================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Future policy benefits and claims                                                               $ 36,383.1           $ 35,379.1
   Short-term debt                                                                                      215.0                199.8
   Long-term debt, payable to NFS                                                                       700.0                700.0
   Other liabilities                                                                                  3,645.2              3,264.7
   Liabilities related to separate accounts                                                          60,798.7             57,084.5
-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                          101,742.0             96,628.1
-----------------------------------------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $1 par value; authorized - 5.0 shares; issued
     and outstanding - 3.8 shares                                                                         3.8                  3.8
   Additional paid-in capital                                                                           274.4                271.3
   Retained earnings                                                                                  3,543.9              3,257.2
   Accumulated other comprehensive income                                                               393.8                467.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                                   4,215.9              3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
            Total liabilities and shareholder's equity                                            $ 105,957.9          $ 100,627.7
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

                 NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

      Consolidated Statements of Shareholder's Equity
       Years Ended December 31, 2004, 2003 and 2002
                       (in millions)

                                                                                                       Accumulated
                                                                         Additional                       Other          Total
                                                             Capital      paid-in      Retained       Comprehensive   Shareholder's
                                                             Shares       capital      earnings           income         equity
===================================================================================================================================

Balance as of December 31, 2001                              $ 3.8        $ 646.1      $ 2,863.1         $ 204.7         $ 3,717.7
Comprehensive income:
Net income                                                       -              -          161.5               -             161.5
Net unrealized gains on securities available-for-sale            -              -              -           178.6             178.6
   arising during the period, net of tax
Accumulated net gains on cash flow hedges, net                   -              -              -            11.0              11.0
   of tax
                                                                                                                   ----------------
                                                                                                                   ----------------
Total comprehensive income                                                                                                   351.1
                                                                                                                   ----------------
                                                                                                                   ----------------
Capital returned to NFS                                          -         (475.0)             -               -            (475.0)
Dividend to NFS                                                  -              -          (45.0)              -             (45.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                                3.8          171.1        2,979.6           394.3           3,548.8
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          337.6               -             337.6
Net unrealized gains on securities available-for-sale            -              -              -            99.6              99.6
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (26.6)            (26.6)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   410.6
                                                                                                                   ----------------
Capital contributed by NFS                                       -          200.2              -               -             200.2
Capital returned to NFS                                          -         (100.0)             -               -            (100.0)
Dividend to NFS                                                  -              -          (60.0)              -             (60.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                3.8          271.3        3,257.2           467.3           3,999.6
-----------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                       -              -          411.7               -             411.7
Net unrealized losses on securities available-for-sale           -              -              -           (42.7)            (42.7)
   arising during the period, net of tax
Accumulated net losses on cash flow hedges, net                  -              -              -           (30.8)            (30.8)
   of tax
                                                                                                                   ----------------
Total comprehensive income                                                                                                   338.2
                                                                                                                   ----------------
Capital contributed by NFS                                       -            3.1              -               -               3.1
Dividend to NFS                                                  -              -         (125.0)              -            (125.0)
-----------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                              $ 3.8        $ 274.4       $3,543.9         $ 393.8         $ 4,215.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

                     Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2004, 2003 and 2002
                                 (in millions)

                                                                                      2004               2003                2002
===================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                       $ 411.7            $ 337.6             $ 161.5
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                              1,277.2            1,309.2             1,244.4
      Capitalization of deferred policy acquisition costs                            (496.4)            (567.2)             (648.2)
      Amortization of deferred policy acquisition costs                               410.1              375.9               670.1
      Amortization and depreciation                                                    73.0               69.3                (0.7)
      Net realized losses on investments, hedging instruments and                      36.4               85.2                75.5
        hedged items
      Decrease (increase) in accrued investment income                                  2.9              (38.4)              (22.0)
      Increase in other assets                                                       (306.4)            (697.5)             (606.1)
      Increase in policy and other liabilities                                        324.4              342.3               463.1
      Income from discontinued operations                                                 -                  -                (0.7)
      Other, net                                                                        1.5               45.4                38.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by continuing operations                                 1,734.4            1,261.8             1,375.6
         Net cash provided by discontinued operations                                     -                  -                 0.7
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities                                  1,734.4            1,261.8             1,376.3
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                          3,099.4            4,101.6             3,887.7
   Proceeds from sale of securities available-for-sale                              2,485.5            2,220.5             1,534.9
   Proceeds from repayments of mortgage loans on real estate                        1,920.9            1,478.3             1,009.0
   Cost of  securities available-for-sale acquired                                 (6,291.4)          (9,366.7)           (9,874.5)
   Cost of mortgage loans on real estate acquired                                  (2,169.9)          (1,914.4)           (1,810.2)
   Net change in short-term investments                                               205.9             (639.9)             (193.1)
   Disposal of subsidiary, net of cash                                                    -                  -               (20.0)
   Collateral received (paid) - securities lending, net                                89.4              (26.1)              158.9
   Other, net                                                                        (357.2)             280.3              (136.2)
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                     (1,017.4)          (3,866.4)           (5,443.5)
-----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Net proceeds from issuance of long-term debt to NFS                                    -              100.0               300.0
   Net change in short-term debt                                                       15.2              199.8              (100.0)
   Capital contributed by NFS                                                           3.1              200.2                   -
   Capital returned to NFS                                                                -             (100.0)             (475.0)
   Cash dividends paid to NFS                                                        (125.0)             (60.0)              (35.0)
   Investment and universal life insurance product deposits                         3,561.6            5,116.1             6,278.9

   Investment and universal life insurance product withdrawals                     (4,156.5)          (2,852.3)           (1,923.4)

   Other, net                                                                                                -                   -
-----------------------------------------------------------------------------------------------------------------------------------
         Net cash (used in) provided by financing activities                         (701.6)           2,603.8             4,045.5
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        15.4               (0.8)              (21.7)
Cash, beginning of period                                                               0.1                0.9                22.6
-----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                         $ 15.5              $ 0.1               $ 0.9
===================================================================================================================================

See accompanying notes to consolidated financial statements, including note 15 which describes related party transactions.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 2004, 2003 AND 2002



(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse network of distribution channels, including independent broker/dealers, financial institutions, wirehouse and regional firms, financial institutions, pension plan administrators, life insurance specialists and representatives of certain certified public accounting firms. The Company also sells its products through the following affiliated producers: Nationwide Retirement Solutions, Inc. (NRS); TBG Insurance Services Corporation (TBG Financial); Nationwide Financial Network (NFN, formerly referred to as Nationwide Provident) producers; and Nationwide agents.

Wholly-owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of NLIC and NLAIC are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. NLIC and NLAIC have no statutory accounting practices that differ from NAIC SAP. See Note 13 for discussion of statutory capital requirements and dividend limitations.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a)  Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. As discussed in Notes 3 and 11, effective December 31, 2003, the Company applied the provisions of Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), issued by the Financial Accounting Standards Board (FASB), to those variable interest entities (VIEs) with which it is associated. This resulted in deconsolidating certain VIEs which the Company previously had consolidated, as of that date. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(b)  Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

(c)  Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

(d)  Revenues and Benefits

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e)  Deferred Policy Acquisition Costs

The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(f)  Separate Accounts

Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income except for:
(i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

(g)  Future Policy Benefits

The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contract holder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance law.

The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2004 and 2003, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).

(h)  Participating Business

Participating business represented approximately 11% in 2004 (13% in 2003 and 15% in 2002) of the Company's life insurance in force, 55% of the number of life insurance policies in force in 2004 (56% in 2003 and 59% in 2002) and 7% of life insurance statutory premiums in 2004 (11% in 2003 and 9% in 2002). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the accompanying consolidated balance sheets.

(i)  Federal Income Tax

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j)  Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k)  Discontinued Operations

As described more fully in Note 16, during 2002 NLIC paid a dividend to NFS in the form of all of the shares of common stock of Nationwide Securities, Inc.
(NSI), a wholly-owned broker/dealer subsidiary engaged in the asset management business. As such, the results of operations of NSI are reflected as discontinued operations in 2002.

(l)  Reclassification

Certain items in the 2003 and 2002 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during its third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

On September 8, 2004, the FASB exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the
Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.

In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 15 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.

In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 consolidated statements of income:

(in millions)                                                                                                      JANUARY 1, 2004
===================================================================================================================================
Increase in future policy benefits:
   Ratchet interest crediting                                                                                              $ (12.3)
   Secondary guarantees - life insurance                                                                                      (2.4)
   GMDB claim reserves                                                                                                        (1.8)
   GMIB claim reserves                                                                                                        (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                               (17.5)
Adjustment to amortization of deferred policy acquisition costs related to above                                              12.4
Deferred federal income taxes                                                                                                  1.8
-----------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                     $ (3.3)
===================================================================================================================================

In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51), states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51 to certain VIEs where: (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or
(ii) the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applied to entities formed after January 31, 2003. In October 2003, the FASB delayed the implementation date of FIN 46 for VIEs formed prior to January 31, 2003 to interim periods ending after December 15, 2003, with earlier adoption permitted.

In December 2003, the FASB issued FIN 46R, which required all public companies to apply the provisions of FIN 46 or FIN 46R to special purpose entities created prior to February 1, 2003. Once adopted by an entity, FIN 46R replaces FIN 46. At a minimum, public companies were required to apply the provisions of FIN 46R or the unmodified provisions of FIN 46 to entities that were considered "special purpose entities" in practice and under applicable GAAP by the end of the first reporting period ending after December 15, 2003. Companies were permitted to apply either FIN 46 or FIN 46R to special purpose entities at the initial effective date on an entity-by-entity basis. The Company has no variable interests in special purpose entities. The primary difference between FIN 46R and FIN 46 was the criteria to be followed in determining the primary beneficiary. The primary beneficiary could be different based on the two Interpretations. The Company adopted the remaining provisions of FIN 46R effective January 1, 2004. See Note 19 for further discussion.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations

In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG
B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). Upon adoption of DIG B36 on October 1, 2003, the Company recorded a derivative liability of $0.9 million, deferred taxes of $0.3 million and a charge of $0.6 million as the cumulative effect of adoption of this accounting principle.

(4)  RISK DISCLOSURES

The following is a description of the most significant risks facing the Company and how it mitigates those risks:

Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Ratings Risk: The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243.7 million extending into 2005 were outstanding as of December 31, 2004. The Company also had $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $46.3 million, net of $415.7 million of cash collateral and $222.5 million in securities pledged as collateral.

Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 82% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB or guaranteed minimum accumulation benefit (GMAB) claims, which may require the Company to accelerate the amortization of DAC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company utilizes a combination of risk management techniques to mitigate this risk. In general, for most contracts issued prior to July 2002, the Company obtained reinsurance from independent third parties, whereas for certain contracts issued after December 2002, the Company has been executing an economic hedging program. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contract holder's premium payments. However the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 index futures, which provides an offset to changes in the value of the designated obligation. The Company's economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to volatility of earnings. This volatility was negligible in 2004. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $1.71 billion before reinsurance and $296.5 million net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $23.6 million and $21.8 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the time of issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including the requirement that a significant portion of the premium be allocated to a guaranteed term option (GTO) that is a fixed rate investment, thereby reducing the equity exposure. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from and valued apart from the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contract holder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 futures contracts and does not qualify for hedge accounting under SFAS 133. See
Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings, however the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2004 and 2003. As of December 31, 2004 and 2003, the fair value of the GMAB embedded derivative was valued at $20.6 million and $4.3 million, respectively. The increase in the fair value of the GMAB embedded derivative was driven by the value of new business sold during 2004.

Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.1% in any geographic region of the U.S. and no more than 1.6% with any one borrower. As of December 31, 2004, 30.0% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Guarantee Risk: In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company's risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company mitigates these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 18 for further discussion of Tax Credit Funds.

Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $894.3 million as of December 31, 2004. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts.

Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for the that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 70.0% of the fair values of fixed maturity securities were obtained from independent pricing services, 21.2% from the Company's pricing matrices and 8.8% from other sources.

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

Investment contracts: The fair values of the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

Short-term debt and collateral received-securities lending and derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.

Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Futures contracts: The fair values for futures contracts are based on quoted market prices.

The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                               2004                              2003
                                                           -------------------------------  -------------------------------
                                                           -------------------------------  -------------------------------
                                                             CARRYING        ESTIMATED         Carrying        Estimated
(in millions)                                                 AMOUNT         FAIR VALUE         amount        fair value
===========================================================================================================================
===========================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                               $ 27,652.0       $ 27,652.0       $ 26,946.8      $ 26,946.8
      Equity securities                                             48.1             48.1             85.6            85.6
   Mortgage loans on real estate, net                            8,649.2          8,942.7          8,345.8         8,830.0
   Policy loans                                                    644.5            644.5            618.3           618.3
   Short-term investments                                        1,645.8          1,645.8          1,860.8         1,860.8
Cash                                                                15.5             15.5              0.1             0.1
Assets held in separate accounts                                60,798.7         60,798.7         57,084.5        57,084.5

LIABILITIES
Investment contracts                                           (29,196.6)       (26,870.6)       (28,663.4)      (27,239.8)
Policy reserves on life insurance contracts                     (7,186.5)        (7,153.9)        (6,715.7)       (6,311.3)
Short-term debt                                                   (215.0)          (215.0)          (199.8)         (199.8)
Long-term debt, payable to NFS                                    (700.0)          (743.9)          (700.0)         (803.7)
Collateral received - securities lending and derivatives        (1,289.9)        (1,289.9)        (1,521.1)       (1,521.1)
Liabilities related to separate accounts                       (60,798.7)       (59,651.2)       (57,084.5)      (56,118.6)

Derivative financial instruments
Interest rate swaps hedging assets                                 (72.1)           (72.1)           (99.4)          (99.4)
Cross-currency interest rate swaps                                 495.0            495.0            599.1           599.1
Futures contracts                                                   (6.5)            (6.5)           (25.2)          (25.2)
Other derivatives                                                   36.1             36.1              4.6             4.6
---------------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(6)  DERIVATIVE FINANCIAL INSTRUMENTS

QUALITATIVE DISCLOSURE

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps and short Euro futures to manage this risk.

Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

Short Euro futures, when considered in combination with the fixed-rate instruments, effectively change the fixed rate cash flow exposure to variable rate cash flows. With short Euro futures, if interest rates rise (fall), the gains (losses) on the futures are recognized in investment income. When combined with the fixed income received on the investment, the gains and losses on the Euro futures contracts results in a variable stream of cash inflows, which matches the variable interest paid on the liability.

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

Foreign Currency Risk Management

In conjunction with the Company's medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

For a fixed rate foreign liability, the cross-currency interest rate swap is structured to receive a fixed rate, in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate in the foreign currency and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. In both cases, the terms of the foreign currency received on the swap will exactly match the terms of the foreign currency paid on the liability, thus eliminating currency risk. Because the resulting cash flows in both cases remain variable, the Company has designated such cross-currency interest rate swaps as fair value hedging relationships.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

Cross-currency interest rate swaps on investments are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

Equity Market Risk Management

Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. To manage this risk, the Company has implemented a GMDB hedging program for certain new and existing business. The program, which is an economic hedge but does not qualify for hedge accounting under SFAS 133, as discussed in
Note 2(c), is designed to offset a specified portion of changes in the value of the GMDB obligation. Currently the program shorts S&P 500 index futures, which in turn provides a partial offset to changes in the value of the designated obligation. Prior to implementation of the GMDB hedging program in 2003, the Company managed the risk of these benefits primarily by entering into reinsurance arrangements. See Note 4 for additional discussion.

The Company also offers certain variable annuity products with a GMAB rider. A GMAB provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. A GMAB is an embedded derivative, and as such, the equity exposure in this product is recognized at fair value, separately from the annuity contract, with changes in fair value recognized in the statements of income. The Company is exposed to equity market risk to the extent that the underlying investment options, which can include fixed and variable components selected by the contract holder, do not generate enough earnings over the life of the contract to at least equal the adjusted premiums. The Company is economically hedging the GMAB exposure for those risks that exceed a level considered acceptable by purchasing interest rate futures and shorting S&P 500 futures. The GMAB economic hedge does not qualify for hedge accounting under SFAS 133. See Note 2(c).

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

QUANTITATIVE DISCLOSURE

Fair Value Hedges

During the years ended December 31, 2004, 2003 and 2002, a net loss of $11.3 million, a net gain of $4.2 million and a net gain of $7.1 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2004, 2003 and 2002, the ineffective portion of cash flow hedges was a net gain of $1.0 million, a net loss of $5.4 million and a net gain of $1.8 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.5 million in losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003, the Company did enter into a hedge of a forecasted purchase of shares of a specified mutual fund, where delivery of the shares will occur 30 years in the future. During 2004, 2003 and 2002, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net gain of $8.1 million, a net gain of $11.8 million and a net loss of $2.2 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2004, 2003 and 2002, a net loss of $5.9 million and net gains of $4.2 million and $120.4 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $5.9 million and $0.9 million and a net loss of $119.6 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)                                                                                          2004                 2003
===================================================================================================================================

Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                        $ 1,891.5            $ 1,954.7
   Pay variable/receive fixed rate swaps hedging investments                                            152.8                188.2
   Pay variable/receive variable rate swaps                                                             145.0                154.0
   Pay variable/receive fixed rate swaps hedging liabilities                                            275.0                500.0
   Pay variable/receive variable rate swaps hedging liabilities                                         280.0                430.0
   Pay fixed/receive variable rate swaps hedging liabilities                                            275.0                    -
   Other contracts hedging investments                                                                   43.9                 10.0
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    400.9                580.1
    Hedging foreign currency denominated liabilities                                                  2,028.8              2,643.9
Credit default swaps and other non-hedging instruments                                                  836.0                832.5
Equity option contracts                                                                                 190.9                    -
Futures contracts                                                                                       387.0              2,615.8
-----------------------------------------------------------------------------------------------------------------------------------
       Total                                                                                        $ 6,906.8            $ 9,909.2
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(7)  INVESTMENTS

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                            GROSS           GROSS
                                                                         AMORTIZED       UNREALIZED      UNREALIZED       ESTIMATED
(in millions)                                                               COST            GAINS          LOSSES        FAIR VALUE
===================================================================================================================================
===================================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations                                                $ 81.1          $ 13.9           $ 0.1          $ 94.9
   Agencies not backed by the full faith and credit
     of the U. S. Government1                                              1,101.0            81.6             1.0         1,181.6
   Obligations of states and political subdivisions                          246.8             3.1             2.7           247.2
   Debt securities issued by foreign governments                              41.6             2.7             0.1            44.2
   Corporate securities
      Public                                                              10,192.0           448.9            26.4        10,614.5
      Private                                                              6,633.6           342.9            24.1         6,952.4
   Mortgage-backed securities - U.S. Government-backed                     4,628.8            59.5            16.3         4,672.0
   Asset-backed securities                                                 3,783.8            87.7            26.3         3,845.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  26,708.7         1,040.3            97.0        27,652.0
Equity securities                                                             37.7            10.5             0.1            48.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 26,746.4       $ 1,050.8          $ 97.1       $27,700.1
===================================================================================================================================
===================================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                $ 1,042.5          $ 61.0           $ 1.9       $ 1,101.6
   Obligations of states and political subdivisions                          167.6             1.0             5.2           163.4
   Debt securities issued by foreign governments                              51.8             2.0             0.8            53.0
   Corporate securities
      Public                                                              10,000.0           503.7            26.2        10,477.5
      Private                                                              6,454.2           469.1            25.3         6,898.0
   Mortgage-backed securities - U.S. Government-backed                     3,990.1            73.9            21.8         4,042.2
   Asset-backed securities                                                 4,144.0           129.0            61.9         4,211.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                  25,850.2         1,239.7           143.1        26,946.8
Equity securities                                                             74.0            11.8             0.2            85.6
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                         $ 25,924.2       $ 1,251.5         $ 143.3      $ 27,032.4
===================================================================================================================================
===================================================================================================================================

---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 AMORTIZED            ESTIMATED
(in millions)                                                                                      COST              FAIR VALUE
====================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                           $ 1,354.4            $ 1,375.3
   Due after one year through five years                                                               7,289.8              7,607.0
   Due after five years through ten years                                                              6,807.0              7,150.5
   Due after ten years                                                                                 2,844.9              3,002.0
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                              18,296.1             19,134.8
    Mortgage-backed securities - U.S. Government-backed                                                4,628.8              4,672.0
    Asset-backed securities                                                                            3,783.8              3,845.2
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                               $ 26,708.7           $ 27,652.0
====================================================================================================================================

The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

(in millions)                                                                                           2004                2003
==================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                    $ 953.7           $ 1,108.2
Adjustment to DAC                                                                                      (144.6)             (243.7)
Adjustment to future policy benefits and claims                                                        (121.6)             (110.6)
Deferred federal income tax                                                                            (240.6)             (264.2)
----------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 446.9             $ 489.7
==================================================================================================================================

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

(in millions)                                                             2004                 2003                2002
===============================================================================================================================

   Fixed maturity securities                                        $             (153.3)  $            61.9               625.5
   Equity securities                                                                (1.2)               12.4               (11.8)

-------------------------------------------------------------------------------------------------------------------------------
     Net change                                                     $             (154.5)  $            74.3               613.7
===============================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                LESS THAN OR EQUAL                  MORE                 TOTAL
                                                    TO ONE YEAR                THAN ONE YEAR
                                          -----------------------------------------------------------------------------------------
                                                              GROSS                        GROSS                         GROSS
                                           ESTIMATED       UNREALIZED    ESTIMATED      UNREALIZED     ESTIMATED       UNREALIZED
(in millions)                              FAIR VALUE        LOSSES      FAIR VALUE       LOSSES      FAIR VALUE         LOSSES
===================================================================================================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                 $ 5.7           $ 0.1        $ 0.2             $ -         $ 5.9           $ 0.1
   Agencies not backed by the full faith
     and credit of the U.S. Government1           179.9             1.0            -               -         179.9             1.0
   Obligations of states and
     political subdivisions                        68.6             0.5         52.7             2.2         121.3             2.7
   Debt securities issued by foreign
     governments                                      -               -          7.5             0.1           7.5             0.1
   Corporate securities
      Public                                    1,522.3            17.9        291.5             8.5       1,813.8            26.4
      Private                                     994.2            16.3        184.2             7.8       1,178.4            24.1
   Mortgage-backed securities - U.S.                                                                                             -
     Government-backed                          1,271.5            10.5        225.1             5.8       1,496.6            16.3
   Asset-backed securities                        728.0            15.4        229.3            10.9         957.3            26.3
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,770.2            61.7        990.5            35.3       5,760.7            97.0
Equity securities                                   0.7             0.1            -               -           0.7             0.1
-----------------------------------------------------------------------------------------------------------------------------------
            Total                              $4,770.9          $ 61.8      $ 990.5          $ 35.3      $5,761.4          $ 97.1
===================================================================================================================================
% of gross unrealized losses                                        64%                          36%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
    obligations of U.S. Government
     corporations and agencies                  $ 154.4           $ 1.9          $ -             $ -       $ 154.4           $ 1.9
   Obligations of states and
     political subdivisions                       123.4             5.2            -               -         123.4             5.2
   Debt securities issued by foreign
     governments                                   19.9             0.8            -               -          19.9             0.8
   Corporate securities
      Public                                    1,236.7            24.5         31.7             1.7       1,268.4            26.2
      Private                                     832.3            21.4         49.1             3.9         881.4            25.3
   Mortgage-backed securities - U.S.
     Government-backed                            984.9            21.7          5.3             0.1         990.2            21.8
   Asset-backed securities                        787.0            36.2        260.4            25.7       1,047.4            61.9
-----------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities        4,138.6           111.7        346.5            31.4       4,485.1           143.1
Equity securities                                   6.2             0.1          2.0             0.1           8.2             0.2
-----------------------------------------------------------------------------------------------------------------------------------
            Total                             $ 4,144.8         $ 111.8      $ 348.5          $ 31.5     $ 4,493.3         $ 143.3
===================================================================================================================================
% of gross unrealized losses                                      78.0%                        22.0%


---------
1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $2.49 billion, $2.22 billion and $1.53 billion, respectively. During 2004, gross gains of $61.5 million ($104.0 million and $42.0 million in 2003 and 2002, respectively) and gross losses of $8.7 million ($27.6 million and $16.6 million in 2003 and 2002, respectively) were realized on those sales.

The Company had $18.0 million and $27.2 million of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing during the preceding twelve months.

Real estate is presented at cost less accumulated depreciation of $20.9 million as of December 31, 2004 ($22.4 million as of December 31, 2003). The carrying value of real estate held for disposal totaled $2.8 million and $10.5 million as of December 31, 2004 and 2003, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $30.0 million as of December 31, 2004 ($46.3 million as of December 31, 2003), for which the related valuation allowance was $7.6 million ($3.9 million as of December 31, 2003). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2004, the average recorded investment in impaired mortgage loans on real estate was $10.0 million ($15.4 million in 2003). Interest income recognized on those loans, which is recognized when received using the cash basis method of income recognition, totaled $1.6 million in 2004 ($3.3 million in 2003).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Allowance, beginning of period                                    $           29.1    $           43.4   $          42.9
Net additions (reductions) charged (credited) to allowance                     4.2               (14.3)              0.5
-------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                       $           33.3    $           29.1   $          43.4
=========================================================================================================================


During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes net realized losses on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)                                                                       2004               2003              2002
===================================================================================================================================
===================================================================================================================================

Realized gains on sales, net of hedging losses:
   Fixed maturity securities available-for-sale                                         $ 57.5            $ 98.5            $ 42.0
   Hedging losses on fixed maturity sales                                                (15.2)            (42.4)            (36.2)
   Equity securities available-for-sale                                                    4.0               5.5                 -
   Real estate                                                                             3.7               4.2              14.0
   Mortgage loans on real estate                                                          10.7               3.0               3.2
   Mortgage loan hedging losses                                                           (4.0)             (2.4)             (1.2)
   Other                                                                                   8.3                 -               0.1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized gains on sales                                                       65.0              66.4              21.9
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
   Fixed maturity securities available-for-sale                                           (7.8)            (27.2)            (15.7)
   Hedging gains on fixed maturity sales                                                   3.7               9.2              10.7
   Equity securities available-for-sale                                                   (0.9)             (0.4)             (0.9)
   Real estate                                                                            (1.2)             (0.3)             (3.0)
   Mortgage loans on real estate                                                          (6.8)             (5.0)             (3.3)
   Mortgage loan hedging gains                                                             2.2               0.5               0.9
   Other                                                                                  (1.9)             (2.0)             (1.0)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total realized losses on sales                                                     (12.7)            (25.2)            (12.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:

   Fixed maturity securities available-for-sale                                          (79.7)           (159.4)           (111.6)
   Equity securities available-for-sale                                                   (0.6)             (8.0)                -
   Real estate                                                                            (3.2)             (0.8)             (2.4)
   Mortgage loans on real estate, including valuation allowance adjustment                (7.1)             11.7              (6.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total other-than-temporary and other investment impairments                        (90.6)           (156.5)           (120.3)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                       0.3              13.3              (6.4)
Periodic net coupon settlements on non-qualifying derivatives                              6.6              15.6               8.9
Other derivatives                                                                         (5.0)              1.2               9.5
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total unrelated parties                                                            (36.4)            (85.2)            (98.7)
Gain on sale of limited partnership - related parties                                        -                 -              23.2
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized losses on investments, hedging
           instruments and hedged items                                                $ (36.4)          $ (85.2)          $ (75.5)
===================================================================================================================================
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)                                                                              2004           2003            2002
===================================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                                               $1,461.9      $ 1,453.1       $ 1,332.5
   Equity securities                                                                            1.2            1.4             1.9
Mortgage loans on real estate                                                                 577.4          579.7           563.8
Real estate                                                                                    17.9           21.7            26.8
Short-term investments                                                                          8.9            9.3            12.6
Derivatives                                                                                   (94.3)        (107.2)          (85.2)
Other                                                                                          78.4           64.8            31.0
-----------------------------------------------------------------------------------------------------------------------------------
      Gross investment income                                                               2,051.4        2,022.8         1,883.4
Less investment expenses                                                                       50.9           49.7            50.5
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                $2,000.5      $ 1,973.1       $ 1,832.9
===================================================================================================================================

Fixed maturity securities with an amortized cost of $52.3 million and $7.8 million as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $51.4 million and $101.2 million, respectively, as collateral to various derivative counterparties.

As of December 31, 2004 and 2003, the Company had received $874.2 million and $976.6 million, respectively, of cash collateral on securities lending and $415.7 million and $544.5 million, respectively, of cash for derivative collateral. As of December 31, 2004, the Company had received $191.8 million of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $1.04 billion and $958.1 million, respectively. The Company also held $222.5 million and $163.0 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2004 and 2003, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $347.1 million, before tax, or $225.6 million, net of $121.5 million of tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Individual Investments - $213.4 million, Retirement Plans
- $7.8 million and Individual Protection - $4.4 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are three primary guarantee types that are provided under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; and (3) GMIB.

The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers six primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums." There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o COMBO - provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB is a living benefit that provides the contract holder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contract holder at the issuance of the variable annuity contract. In some cases, the contract holder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

     o COMBO - provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:


                                         DECEMBER 31, 2004                             December 31, 2003
                                         --------------------------------------------  -------------------------------------------
                                         --------------------------------------------  -------------------------------------------
                                            ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
(in millions)                                VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
==================================================================================================================================
==================================================================================================================================

GMDB:
   Return of premium                          $ 9,675.4        $ 54.1             59       $ 9,700.4        $ 199.8            56
   Reset                                       17,315.9         153.2             62        17,021.2          569.4            61
   Ratchet                                      9,621.0          42.3             64         7,793.4          140.9            63
   Rollup                                         638.6           9.7             68           647.7           22.2            68
   Combo                                        2,519.9          19.2             67         2,128.7           39.6            67
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Subtotal                                  39,770.8         278.5             62        37,291.4          971.9            61
   Earnings enhancement                           310.1          18.0             60           314.1           10.9            59
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMDB                             $40,080.9       $ 296.5             62      $ 37,605.5        $ 982.8            61
==================================================================================================================================
==================================================================================================================================

GMAB:
  5 Year                                        $ 460.6         $ 0.1            N/A          $ 79.9          $ 0.1           N/A
  7 Year                                          568.4             -            N/A           125.5            0.4           N/A
  10 Year                                         304.0             -            N/A            43.4            0.1           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
     Total - GMAB                             $ 1,333.0         $ 0.1            N/A         $ 248.8          $ 0.6           N/A
==================================================================================================================================
==================================================================================================================================

GMIB2:
  Ratchet                                       $ 437.7           $ -            N/A         $ 416.6            $ -           N/A
  Rollup                                        1,188.2             -            N/A         1,131.9              -           N/A
  Combo                                             1.0             -            N/A             1.1              -           N/A
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                            $ 1,626.9           $ -            N/A       $ 1,549.6            $ -           N/A
==================================================================================================================================
==================================================================================================================================

----------

1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

(in millions)                                                     GMDB             GMAB            GMIB             TOTAL
==============================================================================================================================

Balance as of December 31, 2002                                      $ 13.7              $ -             $ -           $ 13.7
Expense provision                                                      30.0                -               -             30.0
Net claims paid                                                       (21.9)               -               -            (21.9)
Value of new business sold                                                -              4.7               -              4.7
   Change in fair value                                                   -             (0.4)              -             (0.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                        21.8              4.3               -             26.1
Expense provision                                                      25.0                -             0.8             25.8
Net claims paid                                                       (23.2)               -               -            (23.2)
Value of new business sold                                                -             24.7               -             24.7
Change in fair value                                                      -             (8.4)              -             (8.4)
------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                      $ 23.6           $ 20.6           $ 0.8           $ 45.0
==============================================================================================================================


The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                                      DECEMBER 31,    December 31,
(in millions)                                                                                             2004            2003
====================================================================================================================================

Mutual funds:
   Bond                                                                                                   $ 4,136.8       $ 4,370.7
   Domestic equity                                                                                         27,402.4        24,612.9
   International equity                                                                                     1,831.3         1,508.4
------------------------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                                   33,370.5        30,492.0
Money market funds                                                                                          1,313.6         1,620.3
------------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                              $ 34,684.1      $ 32,112.3
====================================================================================================================================

The Company's GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

o    Mean gross equity performance - 8.1%

o    Equity volatility - 18.7%

o    Mortality - 100% of Annuity 2000 table

o    Asset fees - equivalent to mutual fund and product loads

o    Discount rate - 8.0%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)                  1         2         3         4         5         6         7         8         9         10+
-----------------------------------------------------------------------------------------------------------------------------------

Minimum                           4.50%     5.50%     6.50%     8.50%    10.50%    10.50%    10.50%    17.50%     17.50%    17.50%
MAXIMUM                           4.50%     8.50%    11.50%    17.50%    22.50%    22.50%    22.50%    22.50%     22.50%    19.50%


GMABs are considered embedded derivatives under SFAS 133, as amended, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) SHORT-TERM DEBT

The following table summarizes short-term debt as of December 31:

(in millions)                                                                                      2004                2003
===================================================================================================================================

$800.0 million commercial paper program                                                                $ 134.7             $ 199.8
$350.0 million securities lending program facility                                                        47.7                   -
$250.0 million securities lending program facility                                                        32.6                   -
-----------------------------------------------------------------------------------------------------------------------------------
Total short-term debt                                                                                  $ 215.0             $ 199.8
===================================================================================================================================



The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and Nationwide Mutual Insurance Company
(NMIC) with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.29 billion and NLIC maintain statutory surplus in excess of $1.56 billion. The Company had no amounts outstanding under this agreement as of December 31, 2004. NLIC also has an $800.0 million commercial paper program under which borrowings are unsecured and are issued for terms of 270 days or less. NLIC is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million and $199.8 million in commercial paper outstanding as of December 31, 2004 and 2003, respectively, at a weighted average effective interest rate of 2.14% in 2004 and 1.07% in 2003.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $47.7 million outstanding under this agreement as of December 31, 2004.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. These loans are collateral for the facility. Because NLIC has a variable interest in the profits from the securitization of these loans, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with FIN 46R. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2004.

The Company paid interest on short-term debt totaling $3.6 million, $1.3 million and $0.7 million in 2004, 2003 and 2002, respectively, including less than $0.1 million, $0.1 million and $0.5 million to NFS in 2004, 2003 and 2002, respectively.

(11) LONG-TERM DEBT

The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)                                                                                      2004                 2003
====================================================================================================================================

8.15% surplus note, due June 27, 2032                                                                  $ 300.0              $ 300.0
7.50% surplus note, due December 17, 2031                                                                300.0                300.0
6.75% surplus note, due December 23, 2033                                                                100.0                100.0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   Total long-term debt                                                                                $ 700.0              $ 700.0
====================================================================================================================================

The Company made interest payments to NFS on surplus notes totaling $50.7 million in 2004, $47.1 million in 2003 and $30.1 million in 2002. Payments of interest and principal under the notes require the prior approval of the ODI.

(12) FEDERAL INCOME TAX

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)                                                                                2004                 2003
==============================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                        $ 715.5              $ 594.8
   Derivatives                                                                                         -                 11.7
   Other                                                                                           117.0                104.4
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                                    832.5                710.9
   Less valuation allowance                                                                         (7.0)                (7.0)
------------------------------------------------------------------------------------------------------------------------------
      Deferred tax assets, net of valuation allowance                                              825.5                703.9
------------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                       318.2                390.0
   Equity securities and other investments                                                          20.9                 42.7
   Deferred policy acquisition costs                                                               908.1                840.8
   Derivatives                                                                                      31.2                    -
   Other                                                                                           101.9                 88.1
------------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                             1,380.3              1,361.6
---------------------------------------------------------------------------------------------------------  -------------------
         Net deferred tax liability                                                              $ 554.8              $ 657.7
==============================================================================================================================

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2004, 2003 and 2002.

The Company's current federal income tax liability was $145.3 million and $106.3 million as of December 31, 2004 and 2003, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations before the cumulative effect of adoption of accounting principles for the years ended December 31:

(in millions)                                                          2004                2003               2002
=========================================================================================================================

Current                                                                   $ 181.5             $ 106.7             $ 63.7
Deferred                                                                    (61.5)              (10.5)             (55.0)
-------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                $ 120.0              $ 96.2              $ 8.7
=========================================================================================================================


The customary relationship between federal income tax expense and pre-tax income from continuing operations before the cumulative effect of adoption of accounting principles did not exist in 2002. This was because of the impact of the $121.5 million tax benefit associated with the $347.1 million of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of accounting principles as follows:

                                                               2004                     2003                     2002
                                                           -----------------------  -----------------------  -----------------------
                                                           -----------------------  -----------------------  -----------------------
(in millions)                                                 AMOUNT         %         Amount         %         Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                  $ 187.2     35.0         $ 152.0     35.0          $ 59.3     35.0
Tax exempt interest and dividends                                  (47.2)    (8.8)          (45.7)   (10.5)          (38.9)   (22.9)
  received deduction
Income tax credits                                                  (9.7)    (1.8)          (10.8)    (2.5)          (12.7)    (7.5)
Release of Phase III tax liability                                  (5.1)    (1.0)              -        -               -        -
Other, net                                                          (5.2)    (1.0)            0.7      0.1             1.0      0.5
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                            $ 120.0     22.4          $ 96.2     22.1           $ 8.7      5.1
====================================================================================================================================
====================================================================================================================================

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC has the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see "Release of Phase III tax liability" above). The Jobs Creation Act of 2004 had no other significant impact on the Company's tax position.

Total federal income tax paid was $142.3 million, $176.2 million and $71.0 million during the years ended December 31, 2004, 2003 and 2002, respectively. The 2002 amount includes $56.0 million for previously deferred intercompany gains for tax purposes that became due when NFS no longer qualified for inclusion in the NMIC consolidated federal income tax return.

(13) SHAREHOLDERS' EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

The statutory capital and surplus of NLIC as of December 31, 2004 and 2003 was $2.39 billion and $2.23 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2004, 2003 and 2002 was $317.7 million, $444.4 million and $92.5 million, respectively.

The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, NLIC could pay dividends totaling $192.7 million without obtaining prior approval. On March 1, 2005, NLIC paid a $25.0 million dividend to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

(14) COMPREHENSIVE INCOME

Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)                                                                     2004                2003               2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                  $ (182.0)            $ (16.7)           $ 527.5
   Adjustment to deferred policy acquisition costs                                      99.1                56.9             (205.7)
   Adjustment to future policy benefits and claims                                     (11.0)               22.6             (133.2)
   Related federal income tax benefit (expense)                                         33.3               (22.4)             (66.0)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                    (60.6)               40.4              122.6
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                              27.5                91.0               86.2
   Related federal income tax benefit                                                   (9.6)              (31.8)             (30.2)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                   17.9                59.2               56.0
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-                   (42.7)               99.6              178.6
        sale
------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                             (47.4)              (40.9)              16.9
   Related federal income tax benefit (expense)                                         16.6                14.3               (5.9)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                            (30.8)              (26.6)              11.0
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                        $ (73.5)             $ 73.0            $ 189.6
====================================================================================================================================

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(15) PENSION PLAN, POSTRETIREMENT BENEFITS OTHER THAN PENSIONS AND RETIREMENT SAVINGS PLAN

The Company, together with other affiliated companies, sponsors pension plans covering all employees of participating companies who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $13.7 million, $13.2 million and $10.0 million, respectively. The Company recorded prepaid pension assets of $14.6 million and $7.7 million as of December 31, 2004 and 2003, respectively.

In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $49.3 million and $50.5 million, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $1.1 million, $1.1 million and $3.5 million for 2004, 2003 and 2002, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following tables summarizes information regarding the funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole, both of which are U.S. plans, as of the years ended December 31:

                                                                             PENSION BENEFITS            POSTRETIREMENT BENEFITS
                                                                       -----------------------------  ------------------------------
                                                                       -----------------------------  ------------------------------
(in millions)                                                              2004            2003           2004            2003
====================================================================================================================================

CHANGE IN BENEFIT OBLIGATION:
Benefit obligation at beginning of year                                    $ 2,457.0      $ 2,236.2        $ 306.8          $ 269.7
Service cost                                                                   121.8          104.0            9.2              9.9
Interest cost                                                                  134.0          131.7           17.5             19.5
Participant contributions                                                          -              -            4.1              4.2
Plan amendment                                                                     -            1.6          (13.3)               -
Actuarial loss (gain)                                                          125.7           85.1          (10.1)            (2.8)
Benefits paid                                                                 (105.4)        (101.6)         (22.3)           (20.4)
Impact of plan merger                                                              -              -              -             26.7
------------------------------------------------------------------------------------------------------------------------------------
Benefit obligation at end of year                                            2,733.1        2,457.0          291.9            306.8
------------------------------------------------------------------------------------------------------------------------------------

CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year                               2,242.4        1,965.0          127.5            106.9
Actual return on plan assets                                                   187.3          265.4            6.2             16.5
Employer contributions1                                                        130.0          113.6           20.1             20.3
Participant contributions                                                          -              -            4.1              4.2
Benefits paid1                                                                (105.4)        (101.6)         (22.3)           (20.4)
------------------------------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                                     2,454.3        2,242.4          135.6            127.5
------------------------------------------------------------------------------------------------------------------------------------

Funded status                                                                 (278.8)        (214.6)        (156.3)          (179.3)
Unrecognized prior service cost                                                 25.8           30.3         (103.0)          (103.3)
Unrecognized net loss                                                          298.2          192.1           48.0             56.9
Unrecognized net asset at transition                                            (1.2)          (2.5)             -                -
------------------------------------------------------------------------------------------------------------------------------------
Prepaid (accrued) benefit cost, net                                           $ 44.0          $ 5.3       $ (211.3)        $ (225.7)
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
Accumulated benefit obligation                                             $ 2,271.6      $ 2,020.2            N/A              N/A
====================================================================================================================================

1 Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.

As a result of the 2004 postretirement health plan change, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation (APBO) as a whole as of December 31, 2004 is $1.7 million. There is no effect on the service and interest cost for the year because health care cost trend had no material effect on plan liabilities or expense prior to the plan change at the end of 2004. Prior to 2004, the postretirement health plan costs approximated the employer dollar caps, and the health care cost trend had an immaterial effect on plan obligations and expense for the postretirement benefit plan as a whole. For this reason, the effect of a 1% increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2003 and on the net periodic benefit cost for the year ended December 31, 2003 was not calculated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

Effective January 1, 2003, the pension plan was amended to improve benefits for certain participants, resulting in an increase in the projected benefit of $1.6 million. Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase by 3% per year, at which time the cap will be frozen. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

The plan sponsor and all participating employers, including the Company, expect to contribute $125.0 million to the pension plan and $18.0 million to the postretirement benefit plan in 2005.

The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

                                                                                           PENSION           POSTRETIREMENT
(in millions)                                                                              BENEFITS             BENEFITS
------------------------------------------------------------------------------------------------------------------------------

2005                                                                                             $ 110.2               $ 23.7
2006                                                                                               112.0                 20.6
2007                                                                                               114.4                 20.1
2008                                                                                               117.6                 19.6
2009                                                                                               125.1                 19.1
2010-2014                                                                                          761.5                107.7
------------------------------------------------------------------------------------------------------------------------------

The following table summarizes the weighted average assumptions used to calculate the benefit obligations and funded status of the Company's pension plan as a whole and the postretirement benefit plan as a whole as of the December 31 measurement date for all plans:

                                                                             PENSION BENEFITS           POSTRETIREMENT BENEFITS
                                                                        ----------------------------  -----------------------------
                                                                        ----------------------------  -----------------------------
                                                                            2004           2003           2004           2003
===================================================================================================================================
===================================================================================================================================

Discount rate                                                                  5.00%          5.50%          5.70%           6.10%
Rate of increase in future compensation levels                                 3.50%          4.00%              -               -
Assumed health care cost trend rate:
Initial rate                                                                       -              -           10%1         11.00%1
Ultimate rate                                                                      -              -          5.2%1          5.20%1
Declining period                                                                   -              -       10 YEARS        11 Years
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

------------

1 The 2004 initial rate was 11.0% for participants over age 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

The pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan language requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets given current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the asset allocation for the Company's pension plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                                 TARGET
                                                                         ALLOCATION PERCENTAGE       PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                        -------------------------  -------------------------------
                                                                        -------------------------  -------------------------------
Asset Category                                                                    2005                  2004            2003
==================================================================================================================================
==================================================================================================================================

Equity securities                                                               40 - 65%                      48%             45%
Debt securities                                                                 25 - 50%                      52%             55%
Real estate                                                                      0 - 10%                        -               -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                           -                         100%            100%
==================================================================================================================================
==================================================================================================================================

The postretirement benefit plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

The following table summarizes the asset allocation for the Company's postretirement benefit plan as a whole at the end of 2004 and 2003 and the target allocation for 2005, by asset category:

                                                                               TARGET
                                                                       ALLOCATION PERCENTAGE         PERCENTAGE OF PLAN ASSETS
                                                                                                              AT END OF
                                                                     ---------------------------  ---------------------------------
                                                                     ---------------------------  ---------------------------------
Asset Category                                                                  2005                   2004              2003
===================================================================================================================================
===================================================================================================================================

Equity securities                                                             50 - 80%                        60%              59%
Debt securities                                                               20 - 50%                        35%              35%
Other                                                                          0 - 10%                         5%               6%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Total                                                                         -                           100%             100%
===================================================================================================================================
===================================================================================================================================

The following table summarizes the components of net periodic benefit cost for the Company's pension plan as a whole for the years ended December 31:

(in millions)                                                                               2004           2003           2002
===================================================================================================================================

Service cost                                                                                 $ 121.8        $ 104.0        $ 103.3
Interest cost                                                                                  134.0          131.7          135.6
Expected return on plan assets                                                                (167.7)        (156.7)        (178.6)
Recognized net actuarial loss                                                                      -            0.1              -
Amortization of prior service cost                                                               4.5            4.5            4.4
Amortization of unrecognized transition asset                                                   (1.3)          (1.3)          (1.3)
-----------------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                                  $ 91.3         $ 82.3         $ 63.4
===================================================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic pension cost, set at the beginning of each year, for the pension plan as a whole:

                                                                                            2004           2003           2002
===================================================================================================================================

Discount rate                                                                              5.50%          6.00%          6.50%
Rate of increase in future compensation levels                                             4.00%          4.50%          4.75%
Expected long-term rate of return on plan assets                                           7.25%          7.75%          8.25%
-----------------------------------------------------------------------------------------------------------------------------------


The Company employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run, called a risk premium. Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan's target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan's portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.

The following table summarizes the components of net periodic benefit cost for the Company's postretirement benefit plan as a whole for the years ended December 31:

(in millions)                                                                         2004           2003           2002
=============================================================================================================================

Service cost                                                                             $ 9.2          $ 9.9         $ 13.2
Interest cost                                                                             17.5           19.5           22.5
Expected return on plan assets                                                            (8.9)          (8.0)          (9.2)
Recognized net actuarial loss                                                                -              -            0.6
Net amortization and deferral                                                            (12.1)          (9.9)          (0.5)
-----------------------------------------------------------------------------------------------------------------------------
   Net periodic benefit cost                                                             $ 5.7         $ 11.5         $ 26.6
=============================================================================================================================

The following table summarizes the weighted average assumptions used to calculate the Company's net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

                                                                                      2004           2003           2002
=============================================================================================================================

Discount rate                                                                            6.10%          6.60%          7.25%
Expected long-term rate of return on plan assets                                         7.00%          7.50%          7.75%
Assumed health care cost trend rate:
   Initial rate                                                                           11%1         11.3%1         11.00%
   Ultimate rate                                                                         5.2%1          5.7%1          5.50%
   Declining period                                                                   11 YEARS       11 Years        4 Years
-----------------------------------------------------------------------------------------------------------------------------

----------

1 The 2004 initial rate was 11.0% for participants over 65, with an ultimate rate of 5.7%, and the 2003 initial rate was 12.0% for participants over age 65, with an ultimate rate of 5.6%.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The Company, together with other affiliated companies, sponsors defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company's expense for contributions to these plans totaled $5.8 million, $5.5 million and $5.7 million for 2004, 2003 and 2002, respectively, including $0.5 million related to discontinued operations for 2002.

(16) RELATED PARTY TRANSACTIONS

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
(NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $194.6 million, $170.4 million and $135.6 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.75 billion and $5.22 billion as of December 31, 2004 and 2003, respectively. Total revenues from these contracts were $136.5 million, $138.9 million and $143.3 million for the years ended December 31, 2004, 2003 and 2002, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.9 million, $111.8 million and $114.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customers as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $14.06 billion and $12.80 billion, respectively. For the years ended December 31, 2004 and 2003, GGI paid the Company $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2004, 2003 and 2002 were $335.6 million, $286.7 million and $325.0 million, respectively, while benefits, claims and expenses ceded were $336.0 million, $247.5 million and $328.4 million, respectively.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $23.2 million, $24.8 million and $24.9 million for the years ended December 31, 2004, 2003 and 2002, respectively.

The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $18.4 million, $17.5 million and $20.2 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004 and 2003, the Company had no borrowings from affiliated entities under such agreements. During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $227.7 million, $126.0 million and $224.9 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $498.4 million and $688.7 million as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the consolidated balance sheets. For each of the years in the three-year period ending December 31, 2004, the Company paid NCMC fees and totaling less than $0.1 million under this agreement.

The Company purchased fixed maturity securities available-for-sale from NFN totaling $829.9 million during the year ended December 31, 2004. NFN recorded gross realized gains of $23.4 million on these transactions.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2004, 2003 and 2002 were $63.1 million, $62.0 million and $50.3 million, respectively.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 12. Beginning October 1, 2002, NLIC files a consolidated federal income tax return with NLAIC. Total payments to NMIC were $37.4 million, $2.4 million and $71.0 million in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

In the third quarter of 2003, NLIC received a capital contribution of 100% of the common stock of Nationwide Retirement Plan Solutions (NRPS) from NFS. The capital contribution was valued at $0.2 million. Immediately after receipt of this capital contribution, NRPS was dissolved into NLIC.

In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.

On March 1, 2005, NLIC paid a $25.0 million dividend to NFS. In 2004 and 2003, NLIC paid dividends to NFS totaling $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.

In addition, in June 2002, NLIC paid a dividend to NFS in the form of all of the shares of common stock of NSI. Therefore, the results of operations of NSI have been reflected as discontinued operations for all periods presented. This was a related party transaction and thus was recorded at the $10.0 million carrying value of the underlying components of the transaction rather than at fair value. This amount represents a non-cash transaction that is not reflected in the consolidated statement of cash flows.

In December 2001, NLIC issued to NFS a 7.50%, $300.0 million surplus note maturing on December 17, 2031. In June 2002, NLIC issued to NFS an 8.15%, $300.0 million surplus note maturing June 27, 2032. In December 2003, NLIC issued to NFS a 6.75%, $100.0 million surplus note maturing December 23, 2033. The Company made interest payments on surplus notes to NFS totaling $50.7 million, $47.1 million and $30.1 million in 2004, 2003 and 2002, respectively. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million, $0.1 million and $0.5 million in 2004, 2003 and 2002, respectively. As of December 31, 2004, there were no outstanding balances on unsecured notes to NFS.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED


(17) CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, NFS' ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of the Company's litigation matters.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously

On October 31, 2003, NLIC was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or Nationwide Life and Annuity Insurance Company (NLAIC) which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al
v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. The Company intends to defend this lawsuit vigorously.

(18) SECURITIZATION TRANSACTIONS

The Company has sold $469.3 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to third party investors ranging from 4.60% to 5.25% over periods ending between 2002 and 2021 and as of December 31, 2004 held guarantee reserves totaling $4.7 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.27 billion. The Company does not anticipate making any payments related to the guarantees.

At the time of the sales, $5.1 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have "stabilized." The properties are evaluated regularly, and the collateral is released when stabilized. During 2004 and 2003, $0.1 million and $3.1 million of stabilization collateral had been released into income, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(19) VARIABLE INTEREST ENTITIES

As of December 31, 2004, the Company had relationships with 14 VIEs where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 18). Effective January 1, 2004, the Company began applying the provisions of FIN 46R to these entities. FIN 46R did not require the restatement of any prior periods. As such, for periods subsequent to December 31, 2003, the results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities and related income in the accompanying consolidated financial statements.

The net assets of these VIEs totaled $366.4 million as of December 31, 2004. The most significant components of net assets were $32.1 million of mortgage loans on real estate, $401.2 million of other long-term investments, $35.6 million of other assets, $32.6 million of short-term debt, and $116.3 million of other liabilities. The total exposure to loss on these VIEs where the Company is the primary beneficiary was less than $0.1 million as of December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 8 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $36.3 million as of December 31, 2004.

(20) SEGMENT INFORMATION

Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. During the second quarter of 2004, the Company reorganized its segment reporting structure and now reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other. The Company has reclassified segment results for all prior periods presented to be consistent with the new reporting structure. The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles, if any, to exclude net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and realized gains and losses related to securitizations, if any.

The Individual Investments segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products, income products, and advisory services program revenues and expenses. This segment differs from the former Individual Annuity segment due to the addition of the advisory services program results. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

The Retirement Plans segment is comprised of the Company's private- and public-sector retirement plans business. This segment differs from the former Institutional Products segment because it no longer includes the results of the structured products and MTN businesses. The private sector includes IRC Section 401(k) business and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable annuities.

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products, traditional life insurance products and universal life insurance. This segment is unchanged from the former Life Insurance segment. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

The Corporate and Other segment includes certain structured products business, the MTN program, net investment income not allocated to product segments, periodic net coupon settlements on non-qualifying derivatives, unallocated expenses, interest expense on debt, revenue and expenses of the Company's non-insurance subsidiaries not reported in other segments, and realized gains and losses related to securitizations. This segment differs from the former Corporate segment as it now includes results from the structured products and MTN businesses, but no longer includes results from the advisory services program.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

The following table summarizes the Company's business segment operating results for the years ended December:

                                                        INDIVIDUAL      RETIREMENT       INDIVIDUAL
(in millions)                                          INVESTMENTS         PLANS         PROTECTION
========================================================================================================
2004
REVENUES:
   Net investment income                                     $ 824.8         $ 627.9          $ 327.2
   Other operating revenue                                     591.7           157.0            547.5
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,416.5           784.9            874.7
--------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Interest credited to policyholder account values            573.5           435.5            181.5
   Amortization of DAC                                         276.1            39.6             94.4

   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 346.9           184.5            428.2
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,196.5           659.6            704.1
--------------------------------------------------------------------------------------------------------

Income from continuing operations before
  federal income tax expense                                   220.0           125.3            170.6
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 220.0         $ 125.3          $ 170.6
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $  52,642.5      $  29,668.7      $  12,932.4
========================================================================================================

2003
REVENUES:
   Net investment income                                     $ 807.9         $ 640.2          $ 324.3
   Other operating revenue                                     517.7           150.0            536.2
   Net realized losses on investments, hedging
     instruments and hedged items1                                 -               -                -
--------------------------------------------------------------------------------------------------------
      Total revenues                                         1,325.6           790.2            860.5
--------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values            602.5           443.2            185.6
   Amortization of DAC                                         228.4            45.6            101.9
   Interest expense on debt                                        -               -                -
   Other benefits and expenses                                 328.4           178.9            423.0
--------------------------------------------------------------------------------------------------------
      Total benefits and expenses                            1,159.3           667.7            710.5
--------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                   166.3           122.5            150.0
Net realized losses on investments, hedging
  instruments and hedged items1                                    -               -                -
--------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings                             $ 166.3         $ 122.5          $ 150.0
========================================================================================================

--------------------------------------------------------------------------------------------------------
Assets as of period end                                $     49,419.2   $     29,226.9   $     11,286.6
========================================================================================================

 CORPORATE
 AND OTHER                TOTAL
=================================

        $ 220.6        $ 2,000.5
           15.8          1,312.0

          (43.0)           (43.0)
---------------------------------
          193.4          3,269.5
---------------------------------

           86.7          1,277.2
              -            410.1
           59.3             59.3
           28.3            987.9
---------------------------------
          174.3          2,734.5
---------------------------------

           19.1            535.0
                  ===============

           43.0
------------------
 $         62.1
==================

---------------------------------
 $  10,714.3       $105,957.9
=================================

        $ 200.7        $ 1,973.1
           28.4          1,232.3

         (100.8)          (100.8)
---------------------------------
          128.3          3,104.6
---------------------------------

           77.9          1,309.2
              -            375.9
           48.4             48.4
            6.4            936.7
---------------------------------
          132.7          2,670.2
---------------------------------

           (4.4)         $ 434.4
                  ===============

          100.8
------------------
$          96.4
==================

---------------------------------
 $     10,695.0      $ 100,627.7
=================================

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE FINANCIAL SERVICES, INC.)

              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

                                                       INDIVIDUAL       RETIREMENT      INDIVIDUAL        CORPORATE
(in millions)                                         INVESTMENTS         PLANS         PROTECTION        AND OTHER         TOTAL
====================================================================================================================================
====================================================================================================================================
2002
REVENUES:
   Net investment income                                   $ 668.5        $ 648.5         $ 328.6          $ 187.3        $ 1,832.9
   Other operating revenue                                   526.2          169.8           537.7             17.6          1,251.3
   Net realized losses on investments, hedging
     instruments and hedged items1                               -              -               -            (84.4)           (84.4)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total revenues                                       1,194.7          818.3           866.3            120.5          2,999.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES:
   Interest credited to policyholder account values          505.9          460.7           186.4             91.4          1,244.4
   Amortization of DAC                                       528.2           53.7            88.2                -            670.1
   Interest expense on debt                                      -              -               -             36.0             36.0
   Other benefits and expenses                               285.6          167.8           420.2              6.2            879.8
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                          1,319.7          682.2           694.8            133.6          2,830.3
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Income (loss) from continuing operations before
  federal income tax expense                                (125.0)         136.1           171.5            (13.1)         $ 169.5
                                                                                                                     ===============
                                                                                                                     ===============
Net realized losses on investments, hedging
  instruments and hedged items1                                  -              -               -             84.4
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
      Pre-tax operating earnings (loss)                   $ (125.0)       $ 136.1         $ 171.5           $ 71.3
=====================================================================================================================
=====================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Assets as of period end                                 $ 40,994.0     $ 26,182.4       $ 9,704.2        $ 9,142.0       $ 86,022.6
====================================================================================================================================
====================================================================================================================================


----------

1    Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 26.      Exhibits

              (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (1933 Act File No. 333-31725) and hereby incorporated by reference.

              (b)   Not Applicable

              (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with the Post-Effective Amendment No. 1 to the registration statement (1933 Act File No. 333-66572) and hereby incorporated by reference.

              (d) The form of the contract - Filed previously with initial registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

             (e) The form of the contract application - Filed previously with Pre-Effective Amendment No. 1 to the registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301)
                    and hereby incorporated by reference.

              (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (1933 Act File No. 333-94037, 1940 Act File No. 811-08301) and hereby incorporated by reference.

              (g) Reinsurance Contracts -Filed previously with registration statement (333-46338) and hereby incorporated by reference.

              (h) Participation Agreements - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

              (i)   Not Applicable

              (j)   Not Applicable

              (k) Opinion of Counsel - Filed previously with initial registration statement (1933 Act File No. 333-94037, File No. 811-08301) and hereby incorporated by reference.

              (l)   Not Applicable

              (m)   Not Applicable


              (n)   Consent of Independent Registered Public
                    Accounting Firm - Attached Hereto.

              (o)   Not Applicable

              (p)   Not Applicable

              (q) Redeemability Exemption Procedures - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

Item 27.   DIRECTORS AND OFFICERS OF THE DEPOSITOR


           Arden L. Shisler, Chairman of the Board
           W.G. Jurgensen, Director and Chief Executive Officer
           Mark R. Thresher, President and Chief Operating Officer
           Patricia R. Hatler, Executive Vice President and Chief Legal and Governance Officer
           Terri L. Hill, Executive Vice President-Chief Administrative Officer
           Michael C. Keller, Executive Vice President-Chief Information Officer
           Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
           W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
           J. Stephen Baine, Senior Vice President-Corporate Strategy
           James R. Burke, Senior Vice President-P/C Strategic Planning and Operations
           David A. Diamond, Senior Vice President
           Thomas W. Dietrich, Senior Vice President-Division General Counsel
           Dennis P. Drent, Senior Vice President-Internal Audits
           Peter A. Golato, Senior Vice President-Individual Protection Business Head
           J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
           Kelly A. Hamilton, Senior Vice President-PC Finance
           David K. Hollingsworth, Senior Vice President-PCIO Brokerage Operations & Sponsor Relations
           David R. Jahn, Senior Vice President-Property and Casualty Claims
           Richard A. Karas, Senior Vice President-Non-Affiliated Sales
           M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
           Gale V. King, Senior Vice President-Property and Casualty Human Resources
           Srinivas Koushik, Senior Vice President-Chief Technology Officer
           Gregory S. Lashutka, Senior Vice President-Corporate Relations
           Katherine A. Mabe, Senior Vice President-Marketing, Strategy and Urban Operations
           Duane C. Meek, Senior Vice President-Group Business Head
           Keith I. Millner, Senior Vice President-In Retirement Business Head
           Brian W. Nocco, Senior Vice President and Treasurer
           R. Dennis Noice, Senior Vice President-NF Systems
           Mark D. Phelan, Senior Vice President-Individual Investments Business Head
           Steven P. Rothman, Senior Vice President-IT Strategy and Solutions Delivery
           Gary I. Siroko, Senior Vice President-CIO Strategic Investments
           John S. Skubik, Senior Vice President-Consumer Finance
           Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy Management
           Mark D. Torkos, Senior Vice President-Property and Casualty Systems
           Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary
           Joseph A. Alutto, Director
           James G. Brocksmith, Jr., Director
           Keith W. Eckel, Director
           Lydia M. Marshall, Director
           Donald L. McWhorter, Director
           Martha James Miller de Lombera, Director
           David O. Miller, Director
           James F. Patterson, Director
           Gerald D. Prothro, Director
           Alex Shumate, Director

           The business address of the Directors and Officers of the Depositor is:
           One Nationwide Plaza, Columbus, Ohio 43215





Item 28.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                    *  Subsidiaries for which separate financial statements are filed
                   **  Subsidiaries included in the respective consolidated financial statements
                  ***  Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                 ****  Other subsidiaries

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------

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
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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
 Company                                                                       primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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
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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                          United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 29.  INDEMNIFICATION

          Ohio's General Corporation Law expressly authorizes and
          Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:


          o any threatened, pending or completed civil action, suit or proceeding;

          o any threatened, pending or completed criminal action, suit or proceeding;

          o any threatened, pending or completed administrative action or proceeding;

          o any threatened, pending or completed investigative action or proceeding; ,

          The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

          Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue. Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

          However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted

Item 30.  PRINCIPAL UNDERWRITER


(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

     Multi-Flex Variable Account         Nationwide VL Separate Account-C
     Nationwide Variable Account         Nationwide VL Separate Account-D
     Nationwide Variable Account-II      Nationwide VL Separate Account-G
     Nationwide Variable Account-4       Nationwide VLI Separate Account-2
     Nationwide Variable Account-5       Nationwide VLI Separate Account-3
     Nationwide Variable Account-7       Nationwide VLI Separate Account-5
     Nationwide Variable Account-8       Nationwide VLI Separate Account-6
     Nationwide Variable Account-9       Nationwide VLI Separate Account-7
     Nationwide Variable Account-10
     Nationwide Variable Account-11
     Nationwide Variable Account-13
     Nationwide Variable Account-14
     Nationwide VA Separate Account-A
     Nationwide VA Separate Account-B
     Nationwide VA Separate Account-C

(b)  Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas
     E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)


     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------
     ----------------------------- ------------------------- ----------------------- ----------------- -------------------


     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------


Item 31.   LOCATION OF ACCOUNTS AND RECORDS


           M. Eileen Kennedy
           Nationwide Life Insurance Company
           One Nationwide Plaza
           Columbus, OH  43215


Item 32.   MANAGEMENT SERVICES
           Not Applicable

Item 33.   FEE REPRESENTATION

           Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 18th day of April, 2005.


                 NATIONWIDE VLI SEPARATE ACCOUNT-4
                 -----------------------------------------
                 (Registrant)

                 NATIONWIDE LIFE INSURANCE COMPANY
                 -----------------------------------------
                 (Depositor)


                 By: /s/ JAMIE RUFF CASTO, ESQ.
                 -----------------------------------------
                         Jamie Ruff Casto, Esq.

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 18th day of April, 2005.


W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                By /s/ JAMIE RUFF CASTO
                 ------------------------------------------------------
                                   Jamie Ruff Casto
                                   Attorney-in-Fact